                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/04

               Date of Reporting Period: Six Months Ended 1/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1999	$1.00	0.049	--	0.049	(0.049)	--
July 31, 2000[3]	$1.00	0.057	--	0.057	(0.057)	--
July 31, 2001	$1.00	0.055	--	0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--	0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--	0.013	(0.013)	--
January 31, 2004[4]	$1.00	0.004	--	0.004	(0.004)	--

Government Obligations Tax-Managed Fund
July 31, 1999	$1.00	0.049	--	0.049	(0.049)	--
July 31, 2000[3]	$1.00	0.056	--	0.056	(0.056)	--
July 31, 2001	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2002	$1.00	0.021	0.001	0.022	(0.021)	(0.001)
July 31, 2003	$1.00	0.013	--	0.013	(0.013)	--
January 31, 2004[4]	$1.00	0.004	--	0.004	(0.004)	--

Municipal Obligations Fund
January 31, 1999	$1.00	0.034	--	0.034	(0.034)	--
July 31, 1999[6]	$1.00	0.016	--	0.016	(0.016)	--
July 31, 2000[3]	$1.00	0.038	--	0.038	(0.038)	--
July 31, 2001	$1.00	0.038	--	0.038	(0.038)	--
July 31, 2002	$1.00	0.018	--	0.018	(0.018)	--
July 31, 2003	$1.00	0.012	--	0.012	(0.012)	--
January 31, 2004[4]	$1.00	0.005	(0.000)[7]	0.005	(0.005)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For the six months ended January 31, 2004 (unaudited).

5 Computed on an annualized basis.

6 The Fund changed its fiscal year end from January 31 to July 31.

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

(0.049)	$1.00	5.04%	0.20%	4.92%	0.34%	$4,498,581
(0.057)	$1.00	5.80%	0.20%	5.64%	0.34%	$4,431,985
(0.055)	$1.00	5.64%	0.20%	5.39%	0.34%	$6,667,868
(0.022)	$1.00	2.23%	0.20%	2.19%	0.34%	$7,380,640
(0.013)	$1.00	1.30%	0.20%	1.30%	0.34%	$6,166,411
(0.004)	$1.00	0.45%	0.20%[5]	0.89%[5]	0.34%[5]	$5,245,871

(0.049)	$1.00	5.00%	0.20%	4.88%	0.35%	$1,066,412
(0.056)	$1.00	5.77%	0.20%	5.65%	0.35%	$1,298,674
(0.054)	$1.00	5.61%	0.20%	5.36%	0.34%	$2,280,317
(0.022)	$1.00	2.22%	0.20%	2.16%	0.34%	$1,798,217
(0.013)	$1.00	1.26%	0.20%	1.25%	0.34%	$1,521,953
(0.004)	$1.00	0.43%	0.20%[5]	0.85%[5]	0.35%[5]	$1,365,352

(0.034)	$1.00	3.53%	0.18%	3.41%	0.41%	$ 303,899
(0.016)	$1.00	1.59%	0.18%[5]	3.17%[5]	0.18%[5]	$ 354,034
(0.038)	$1.00	3.92%	0.18%	3.78%	0.15%	$ 445,659
(0.038)	$1.00	3.88%	0.18%	3.80%	0.14%	$ 391,269
(0.018)	$1.00	1.79%	0.18%	1.68%	0.13%	$ 856,839
(0.012)	$1.00	1.25%	0.18%	1.19%	0.12%	$1,570,532
(0.005)	$1.00	0.47%	0.18%[5]	0.93%[5]	0.11%[5]	$2,090,621

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1999	$1.00	0.054	--		0.054	(0.054)
July 31, 1999[3]	$1.00	0.024	--		0.024	(0.024)
July 31, 2000[5]	$1.00	0.058	--		0.058	(0.058)
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
January 31, 2004[6]	$1.00	0.005	--		0.005	(0.005)

Prime Obligations Fund
July 31, 1999	$1.00	0.050	--		0.050	(0.050)
July 31, 2000[5]	$1.00	0.057	--		0.057	(0.057)
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	(0.000)	[7]	0.014	(0.014)
January 31, 2004[6]	$1.00	0.005	0.000	[7]	0.005	(0.005)

Prime Value Obligations Fund
January 31, 1999	$1.00	0.054	--		0.054	(0.054)
July 31, 1999[3]	$1.00	0.024	--		0.024	(0.024)
July 31, 2000[5]	$1.00	0.058	--		0.058	(0.058)
July 31, 2001	$1.00	0.057	--		0.057	(0.057)
July 31, 2002	$1.00	0.024	--		0.024	(0.024)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
January 31, 2004[6]	$1.00	0.005	--		0.005	(0.005)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-ends from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

6 For the six months ended January 31, 2004 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

$1.00	5.50%	0.18%	5.29%	0.37%	$ 1,825,266
$1.00	2.42%	0.18%[4]	4.81%[4]	0.13%[4]	$ 1,929,887
$1.00	5.91%	0.18%	5.77%	0.12%	$ 2,471,383
$1.00	5.76%	0.18%	5.30%	0.12%	$ 5,671,182
$1.00	2.34%	0.18%	2.25%	0.11%	$ 8,219,465
$1.00	1.37%	0.18%	1.34%	0.11%	$ 9,986,839
$1.00	0.49%	0.18%[4]	0.96%[4]	0.11%[4]	$10,446,121

$1.00	5.14%	0.20%	4.99%	0.35%	$ 5,185,448
$1.00	5.88%	0.20%	5.76%	0.35%	$ 6,630,924
$1.00	5.74%	0.20%	5.32%	0.35%	$13,560,153
$1.00	2.32%	0.20%	2.21%	0.34%	$ 20,707,206
$1.00	1.36%	0.20%	1.34%	0.34%	$20,110,135
$1.00	0.48%	0.20%[4]	0.94%[4]	0.34%[4]	$18,163,853

$1.00	5.53%	0.16%	5.37%	0.40%	$ 1,474,123
$1.00	2.44%	0.16%[4]	4.87%[4]	0.15%[4]	$ 1,147,717
$1.00	5.92%	0.16%	5.91%	0.15%	$ 2,051,666
$1.00	5.81%	0.16%	5.34%	0.14%	$ 5,395,732
$1.00	2.39%	0.17%	2.28%	0.12%	$ 7,967,856
$1.00	1.41%	0.17%	1.38%	0.12%	$10,410,998
$1.00	0.51%	0.17%[4]	1.00%[4]	0.12%[4]	$ 10,252,203

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 1999	$1.00	0.031	0.000	[3]	0.031	(0.031)	--
July 31, 2000[4]	$1.00	0.036	(0.000)	[3]	0.036	(0.036)	--
July 31, 2001	$1.00	0.036	0.000	[3]	0.036	(0.036)	--
July 31, 2002	$1.00	0.016	0.000	[3]	0.016	(0.016)	--
July 31, 2003	$1.00	0.011	(0.000)	[3]	0.011	(0.011)	--
January 31, 2004[5]	$1.00	0.004	0.000	[3]	0.004	(0.004)	--

Treasury Obligations Fund
July 31, 1999	$1.00	0.048	--		0.048	(0.048)	--
July 31, 2000[4]	$1.00	0.054	--		0.054	(0.054)	--
July 31, 2001	$1.00	0.053	--		0.053	(0.053)	--
July 31, 2002	$1.00	0.020	0.001		0.021	(0.020)	(0.001)
July 31, 2003	$1.00	0.013	0.000	[3]	0.013	(0.013)	(0.000)[3]
January 31, 2004[5]	$1.00	0.004	--		0.004	(0.004)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

5 For the six months ended January 31, 2004 (unaudited).

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.031)	$1.00	3.14%		0.20%		3.08%		0.35%		$ 2,461,697
(0.036)	$1.00	3.69%		0.20%		3.61%		0.35%		$2 ,464,779
(0.036)	$1.00	3.66%		0.20%		3.56%		0.34%		$ 3,286,888
(0.016)	$1.00	1.65%		0.20%		1.59%		0.34%		$ 5,265,275
(0.011)	$1.00	1.14%		0.20%		1.12%		0.34%		$ 6,143,476
(0.004)	$1.00	0.42%		0.20%	[6]	0.84%	[6]	0.34%	[6]	$6,438,959

(0.048)	$1.00	4.91%		0.20%		4.79%		0.34%		$ 5,477,028
(0.054)	$1.00	5.58%		0.20%		5.43%		0.34%		$5,400,132
(0.053)	$1.00	5.47%		0.20%		5.36%		0.34%		$6,009,592
(0.021)	$1.00	2.17%		0.20%		2.04%		0.34%		$ 7,484,039
(0.013)	$1.00	1.27%		0.20%		1.25%		0.34%		$5,085,604
(0.004)	$1.00	0.42%		0.20%	[6]	0.83%	[6]	0.34%	[6]	$4,765,115

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1999	$1.00	0.047	--	0.047	(0.047)	--
July 31, 2000[3]	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2001	$1.00	0.053	--	0.053	(0.053)	--
July 31, 2002	$1.00	0.020	--	0.020	(0.020)	--
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--
January 31, 2004[4]	$1.00	0.003	--	0.003	(0.003)	--

Government Obligations Tax-Managed Fund
July 31, 1999	$1.00	0.046	--	0.046	(0.046)	--
July 31, 2000[3]	$1.00	0.054	--	0.054	(0.054)	--
July 31, 2001	$1.00	0.052	--	0.052	(0.052)	--
July 31, 2002	$1.00	0.018	0.001	0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--
January 31, 2004[4]	$1.00	0.003	--	0.003	(0.003)	--

Municipal Obligations Fund
January 31, 1999	$1.00	0.032	--	0.032	(0.032)	--
July 31, 1999[6]	$1.00	0.014	--	0.014	(0.014)	--
July 31, 2000[3]	$1.00	0.036	--	0.036	(0.036)	--
July 31, 2001	$1.00	0.036	--	0.036	(0.036)	--
July 31, 2002	$1.00	0.015	--	0.015	(0.015)	--
July 31, 2003	$1.00	0.010	--	0.010	(0.010)	--
January 31, 2004[4]	$1.00	0.003	(0.000)[7]	0.003	(0.003)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For the six months ended January 31, 2004 (unaudited).

5 Computed on an annualized basis.

6 The Fund changed its fiscal year-end from January 31 to July 31.

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.047)	$1.00	4.78%		0.45%		4.67%		0.09%		$ 2,087,254
(0.054)	$1.00	5.54%		0.45%		5.44%		0.09%		$2,642,307
(0.053)	$1.00	5.38%		0.45%		5.20%		0.09%		$3,444,036
(0.020)	$1.00	1.97%		0.45%		1.92%		0.09%		$3,820,479
(0.010)	$1.00	1.05%		0.45%		1.05%		0.09%		$3,621,295
(0.003)	$1.00	0.32%		0.45%	[5]	0.64%	[5]	0.09%	[5]	$3,371,849

(0.046)	$1.00	4.74%		0.45%		4.63%		0.10%		$ 1,329,556
(0.054)	$1.00	5.50%		0.45%		5.42%		0.10%		$ 1,940,671
(0.052)	$1.00	5.35%		0.45%		5.19%		0.09%		$ 2,135,748
(0.019)	$1.00	1.97%		0.45%		1.88%		0.09%		$2,260,128
(0.010)	$1.00	1.01%		0.45%		1.00%		0.09%		$1,996,288
(0.003)	$1.00	0.31%		0.45%	[5]	0.60%	[5]	0.10%	[5]	$1,848,969

(0.032)	$1.00	3.27%		0.43%		3.22%		0.16%		$ 67,832
(0.014)	$1.00	1.47%		0.43%	[5]	2.98%	[5]	0.18%	[5]	$ 106,684
(0.036)	$1.00	3.66%		0.43%		3.75%		0.15%		$ 266,103
(0.036)	$1.00	3.62%		0.43%		3.53%		0.14%		$ 369,670
(0.015)	$1.00	1.53%		0.43%		1.54%		0.13%		$ 258,515
(0.010)	$1.00	1.00%		0.43%		1.00%		0.12%		$ 302,262
(0.003)	$1.00	0.34%		0.43%	[5]	0.68%	[5]	0.11%	[5]	$ 337,058

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1999	$1.00	0.051	--		0.051	(0.051)
July 31, 1999[3]	$1.00	0.023	--		0.023	(0.023)
July 31, 2000[5]	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
January 31, 2004[6]	$1.00	0.004	--		0.004	(0.004)

Prime Obligations Fund
July 31, 1999	$1.00	0.048	--		0.048	(0.048)
July 31, 2000[5]	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.053	--		0.053	(0.053)
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.011	(0.000)[7]		0.011	(0.011)
January 31, 2004[6]	$1.00	0.004	0.000	[7]	0.004	(0.004)

Prime Value Obligations Fund
January 31, 1999	$1.00	0.051	--		0.051	(0.051)
July 31, 1999[3]	$1.00	0.023	--		0.023	(0.023)
July 31, 2000[5]	$1.00	0.055	--		0.055	(0.055)
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
January 31, 2004[6]	$1.00	0.004	--		0.004	(0.004)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-ends from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

6 For the six months ended January 31, 2004 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.23%		0.43%		5.09%		0.12%		$ 894,851
$1.00	2.29%		0.43%	[4]	4.63%	[4]	0.13%	[4]	$ 957,998
$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034
$1.00	5.50%		0.43%		5.28%		0.12%		$1,375,740
$1.00	2.08%		0.43%		1.97%		0.11%		$2,092,235
$1.00	1.12%		0.43%		1.11%		0.11%		$1.960.635
$1.00	0.36%		0.43%	[4]	0.71%	[4]	0.11%	[4]	$1,906,733

$1.00	4.88%		0.45%		4.77%		0.10%		$4,215,510
$1.00	5.62%		0.45%		5.50%		0.10%		$4,242,371
$1.00	5.48%		0.45%		5.29%		0.10%		$5,447,645
$1.00	2.06%		0.45%		2.06%		0.09%		$6,020,704
$1.00	1.11%		0.45%		1.11%		0.09%		$4,789,142
$1.00	0.35%		0.45%	[4]	0.69%	[4]	0.09%	[4]	$5,546,831

$1.00	5.27%		0.41%		5.13%		0.15%		$ 495,172
$1.00	2.31%		0.41%	[4]	4.64%	[4]	0.15%	[4]	$ 707,737
$1.00	5.66%		0.41%		5.52%		0.15%		$ 708,801
$1.00	5.54%		0.41%		5.31%		0.14%		$ 982,153
$1.00	2.13%		0.42%		2.12%		0.12%		$ 966,996
$1.00	1.16%		0.42%		1.15%		0.12%		$1,369,542
$1.00	0.38%		0.42%	[4]	0.75%	[4]	0.12%	[4]	$1,365,169

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Tax-Free Obligations Fund
July 31, 1999	$1.00	0.028	0.000	[3]	0.028	(0.028)	--
July 31, 2000[4]	$1.00	0.034	(0.000)[3]		0.034	(0.034)	--
July 31, 2001	$1.00	0.033	0.000	[3]	0.033	(0.033)	--
July 31, 2002	$1.00	0.014	0.000	[3]	0.014	(0.014)	--
July 31, 2003	$1.00	0.009	(0.000)[3]		0.009	(0.009)	--
January 31, 2004[5]	$1.00	0.003	0.000	[3]	0.003	(0.003)	--

Treasury Obligations Fund
July 31, 1999	$1.00	0.045	--		0.045	(0.045)	--
July 31, 2000[4]	$1.00	0.052	--		0.052	(0.052)	--
July 31, 2001	$1.00	0.051	--		0.051	(0.051)	--
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)	(0.001)
July 31, 2003	$1.00	0.010	0.000	[3]	0.010	(0.010)	(0.000)[3]
January 31, 2004[5]	$1.00	0.003	--		0.003	(0.003)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

5 For the six months ended January 31, 2004 (unaudited).

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.028)	$1.00	2.89%		0.45%		2.83%		0.10%		$1,055,650
(0.034)	$1.00	3.43%		0.45%		3.39%		0.10%		$1,091,173
(0.033)	$1.00	3.40%		0.45%		3.31%		0.09%		$1,485,227
(0.014)	$1.00	1.40%		0.45%		1.37%		0.09%		$2,076,385
(0.009)	$1.00	0.89%		0.45%		0.88%		0.09%		$2,054,523
(0.003)	$1.00	0.30%		0.45%	[6]	0.59%	[6]	0.09%	[6]	$1,998,082

(0.045)	$1.00	4.65%		0.45%		4.54%		0.09%		$5,034,388
(0.052)	$1.00	5.32%		0.45%		5.16%		0.09%		$4,400,816
(0.051)	$1.00	5.21%		0.45%		5.03%		0.09%		$5,319,164
(0.019)	$1.00	1.91%		0.45%		1.83%		0.09%		$5,519,235
(0.010)	$1.00	1.02%		0.45%		0.95%		0.09%		$5,770,025
(0.003)	$1.00	0.30%		0.45%	[6]	0.58%	[6]	0.09%	[6]	$5,240,352

Government Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--48.8%
$163,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.995% - 1.020%, 2/4/2004 - 2/9/2004	$162,986,216
50,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.139%, 5/26/2004	49,818,076
379,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.010% - 1.110%, 2/11/2004 - 4/7/2004	379,436,029
124,800,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 4/15/2004 - 2/28/2005	124,924,040
425,772,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.080% - 1.140%, 2/12/2004 - 6/2/2004	424,842,361
297,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.125% - 1.145%, 2/7/2004 - 3/9/2004	296,999,732
374,000,000		Federal Home Loan Mortgage Corp. Notes, 1.200% - 5.250%, 2/15/2004 - 2/15/2005	375,270,878
266,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.060% - 1.140%, 3/18/2004 - 6/9/2004	265,258,930
28,291,000	[2]	Federal National Mortgage Association Discount Notes, 1.080%, 2/11/2004	28,282,513
1,261,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.965% - 1.081%, 2/2/2004 - 4/28/2004	1,260,719,666
645,100,000		Federal National Mortgage Association Notes, 1.030% - 6.500%, 2/13/2004 - 2/15/2005	646,958,571
207,643,500	[1]	Housing and Urban Development Floating Rate Notes, 1.355%, 2/1/2004	207,643,500

		TOTAL GOVERNMENT AGENCIES	4,223,140,512

		REPURCHASE AGREEMENTS--51.7%
90,000,000		Interest in $90,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.060%, dated 1/30/2004 to be repurchased at $90,007,950 on 2/2/2004, collateralized by a U.S. Government Agency Obligation maturing 4/27/2004	90,000,000
642,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $642,056,175 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	642,000,000
572,750,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $572,797,252 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2032	572,750,000
150,000,000		Interest in $150,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.050%, dated 1/30/2004, to be repurchased at $150,013,125 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2015	150,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$300,000,000		Interest in $600,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.050%, dated 1/30/2004, to be repurchased at $300,026,250 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/2/2018	$300,000,000
400,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.050%, dated 1/30/2004, to be repurchased at $400,035,000 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	400,000,000
100,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $100,008,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	100,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $250,021,875 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/25/2033	250,000,000
107,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/21/2004, to be repurchased at $107,113,271 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	107,000,000
76,000,000	[3]	Interest in $230,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/28/2004, to be repurchased at $76,065,233 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	76,000,000
111,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.040%, dated 1/5/2004, to be repurchased at $111,096,200 on 2/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	111,000,000
74,000,000	[3]	Interest in $150,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 1/8/2004, to be repurchased at $74,129,500 on 3/8/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	74,000,000
85,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.830%, dated 1/30/2004, to be repurchased at $85,005,879 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2020	85,000,000
77,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.010%, dated 1/14/2004, to be repurchased at $77,058,328 on 2/11/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	77,000,000
147,000,000		Interest in $197,000,000 joint repurchase agreement with UBS Securities LLC, 0.940%, dated 1/30/2004, to be repurchased at $147,011,515 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/30/2008	147,000,000
189,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $189,540,540 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/16/2033	189,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$867,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $867,075,863 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	$867,000,000
237,000,000		Interest in $300,000,000 joint repurchase agreement with WestLB AG, 1.050%, dated 1/30/2004, to be repurchased at $237,020,738 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042	237,000,000

		TOTAL REPURCHASE AGREEMENTS	4,474,750,000

		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST)[4]	8,697,890,512

		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(45,414,391)

		TOTAL NET ASSETS--100%	$8,652,476,121

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax Managed Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--99.1%
$434,500,000	[1]	Federal Farm Credit System Discount Notes, 0.910% - 1.350%, 2/6/2004 - 10/4/2004	$434,039,240
426,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.995% - 1.100%, 2/4/2004 - 4/6/2004	425,919,946
1,019,890,000	[1]	Federal Home Loan Bank System Discount Notes, 0.600% - 1.200%, 2/2/2004 - 7/23/2004	1,018,599,716
479,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.010% - 1.100%, 2/11/2004 - 4/19/2004	478,915,059
284,000,000		Federal Home Loan Bank System Notes, 1.250% - 4.875%, 4/15/2004 - 12/15/2004	285,688,620
24,000,000	[1]	Student Loan Marketing Association Discount Notes, 0.960%, 2/17/2004	23,989,760
175,025,000	[2]	Student Loan Marketing Association Floating Rate Notes, 0.957% - 1.127%, 2/3/2004	175,022,791
135,800,000	[2]	Student Loan Marketing Association Floating Rate Master Notes, 0.957%, 2/3/2004	135,800,000
89,765,000		Student Loan Marketing Association, 3.375% - 5.000%, 6/30/2004 - 7/15/2004	90,836,372
118,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.900% - 0.980%, 2/19/2004 - 3/4/2004	117,931,077

		TOTAL GOVERNMENT AGENCIES	3,186,742,581

		U.S. TREASURY--0.8%
25,000,000		United States Treasury Notes, 3.000%, 2/29/2004	25,039,667

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[3]	3,211,782,248

		OTHER ASSETS AND LIABILITIES - NET--0.1%	2,539,034

		TOTAL NET ASSETS--100%	$3,214,321,282

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.4%[1]
		Alabama--1.4%
$3,060,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$3,060,000
2,095,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRB, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,095,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,350,000
2,970,000		Orange Beach, AL Industrial Development Board, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,970,000

		TOTAL	37,375,000

		Alaska--0.1%
3,500,000		Valdez, AK Marine Terminal, (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	3,500,000

		Arizona--0.6%
5,370,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	5,370,000
3,370,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS, (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,370,000
2,710,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	2,710,000
1,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,000,000		Maricopa County, AZ, IDA, San Angelin Apartments, (Series 2003), 1.30% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 5/14/2004	2,000,000
2,034,000		Pima County, AZ, IDA, Single Family Mortgages, Roaring Fork, (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,034,000

		TOTAL	17,159,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--2.8%
$1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds, (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	$1,000,000
5,420,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,420,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	11,700,000
21,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	21,400,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One N.A. (Chicago) LOC)	7,100,000

		TOTAL	74,250,000

		California--6.1%
1,000,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2003), Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC)	1,000,000
9,000,000		California PCFA, (1996 Series C), Daily VRDNs (Pacific Gas & Electric Co.)/ (Bank of America N.A. LOC)	9,000,000
45,050,000		California PCFA, (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/ (J.P. Morgan Chase Bank LOC)	45,050,000
5,800,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	5,800,000
5,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	5,000,000
2,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9), Weekly VRDNs (Citibank N.A., New York LOC)	2,500,000
23,650,000		California State, (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	23,650,000
10,000,000		California State, (Series 2003-04 A-3), 2.00% RANs (BNP Paribas SA, Bank of America N.A. and UBS AG LOCs), 6/23/2004	10,036,199
18,750,000	[2]	California State, RAWs, (Series 2003 FR/RI-F8J), 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/16/2004	18,750,000
31,250,000	[2]	California State, RAWs, (Series 2003 FR/RI-F11J), 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/23/2004	31,250,000
2,500,000		California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
3,010,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,010,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	$3,000,000
909,236		Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	909,236
1,265,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	1,265,000

		TOTAL	162,720,435

		Colorado--1.5%
5,470,000		Colorado HFA, MERLOTS,(Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,470,000
10,600,000		Denver, CO City & County Airport Authority, (PT-724), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
5,500,000		Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000
14,660,000		Denver, CO City & County Airport Authority, MERLOTS, (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
2,805,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,805,000

		TOTAL	39,035,000

		Connecticut--2.0%
2,555,000		Connecticut State HEFA, (Series C), Weekly VRDNs (Charlotte Hungerfield Hospital)/(Fleet National Bank LOC)	2,555,000
11,000,000		Connecticut State HFA, (Subseries G-4), Weekly VRDNs (AMBAC INS)/(DePfa Bank PLC LIQ)	11,000,000
9,500,000		Connecticut State, (Series 2001 - JPMC4), Daily VRDNs (J.P. Morgan Chase & Co. LIQ)	9,500,000
19,200,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes, (2003 Series 1), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	19,200,000
10,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Financial Security Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	10,500,000

		TOTAL	52,755,000

		District of Columbia--1.6%
15,000,000		District of Columbia, (Series 1998B), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of New York and J.P. Morgan Chase Bank LIQs)	15,000,000
12,470,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ)	12,470,000
13,905,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	13,905,000

		TOTAL	41,375,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--3.1%
$16,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$16,000,000
8,353,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	8,353,000
1,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	1,500,000
5,200,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	5,200,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	8,000,000
5,000,000		Hillsborough County, FL Aviation Authority, (PT-1709), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,000,000
17,975,000		Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	17,975,000
70,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	70,000
12,000,000		Miami-Dade County, FL Aviation, (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,695,000		Miami-Dade County, FL HFA, (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,695,000

		TOTAL	81,793,000

		Georgia--2.7%
3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/8/2004	3,500,000
1,400,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,400,000
13,600,000		Crisp County - Cordele, GA IDA, (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Royal Bank of Canada, Montreal LOC)	13,600,000
6,605,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,605,000
6,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	6,000,000
5,000,000		Franklin County, GA Industrial Building Authority, (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	5,000,000
9,000,474		Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	9,000,474
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$1,755,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	$1,755,000
25,000,000		Savannah, GA EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	25,000,000

		TOTAL	71,860,474

		Hawaii--0.1%
1,060,000		Hawaii Finance and Development Corp., MERLOTS, (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	1,060,000
2,215,000		Hawaii State Airport System, (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000

		TOTAL	3,275,000

		Illinois--4.3%
8,050,000		Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	8,050,000
1,070,000		Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
5,395,000		Chicago, IL O'Hare International Airport, (PT-664), Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	5,395,000
9,995,000		Chicago, IL O'Hare International Airport, (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
7,000,000		Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
6,795,000		Chicago, IL O'Hare International Airport, PUTTERs, (Series 369Z), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase Bank LIQ)	6,795,000
5,200,000		Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,200,000
8,615,000		Chicago, IL Single Family Mortgage, (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,615,000
2,600,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(Bank One N.A. (Chicago) LOC)	2,600,000
1,660,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,660,000
11,000,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	11,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	10,500,000
515,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,960,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(Bank One N.A. (Chicago) LOC)	$1,050,000
1,700,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,700,000
3,795,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,795,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
15,000,000		Illinois Health Facilities Authority, Revenue Bonds, (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	15,000,000
1,040,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One N.A. (Chicago) LOC)	1,040,000
5,960,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Bank One N.A. (Chicago) LOC)	5,960,000

		TOTAL	113,900,000

		Indiana--4.2%
8,640,000		Carmel Clay Schools, IN, 2.00% TANs, 12/31/2004	8,694,572
1,000,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
8,000,000		Hamilton, IN Southeastern Schools, 1.75% TANs, 12/31/2004	8,043,340
1,260,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,260,000
25,000,000		Indiana Bond Bank, 2.00% TANs (Bank of New York LOC), 1/25/2005	25,218,177
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 - A119), 1.25% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	12,105,000
3,205,000		Indiana State HFA, MERLOTS, (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,205,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDRB, (Series 2000), Weekly VRDNs (T & M LP)/ (Key Bank, N.A. LOC)	5,000,000
8,200,000		Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,200,000
1,750,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,750,000
4,280,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/ (National City Bank, Indiana LOC)	4,280,000
9,500,000		Muncie, IN Community Schools, 2.00% TANs, 12/31/2004	9,560,060
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$5,250,000		Northern Wells, IN Community Schools, 2.00% TRANs, 12/31/2004	$5,280,809
555,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One N.A. (Chicago) LOC)	555,000
9,500,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	9,500,000
2,600,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,600,000

		TOTAL	112,236,958

		Kansas--1.3%
7,195,000		Sedgwick & Shawnee Counties, KS, MERLOTS, (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,195,000
3,680,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,680,000
13,066,656		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	13,063,912
11,152,083		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-VII), 1.15% BANs, 11/1/2004	11,152,083

		TOTAL	35,090,995

		Kentucky--0.9%
6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,210,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One N.A. (Chicago) LOC)	1,210,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts, (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
3,380,000		Kentucky Housing Corp., MERLOTS, (Series 2000-B9), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,380,000
2,795,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,795,000

		TOTAL	25,380,000

		Louisiana--1.3%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
9,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(Bank One N.A. (Chicago) LOC)	9,100,000
2,770,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	2,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--continued
$7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	$7,000,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC)	8,000,000

		TOTAL	35,870,000

		Maine--0.9%
3,400,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,400,000
2,250,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/ (Comerica Bank LOC)	2,250,000
10,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	10,000,000
6,425,000	[2]	Maine State Housing Authority, MERLOTS, (Series 2001-A108), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,425,000
1,480,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,480,000
1,790,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,790,000

		TOTAL	25,345,000

		Maryland--1.1%
1,186,000		Harford County, MD, (1989 Issue), Weekly VRDNs (Harford Commons Associates Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,186,000
3,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	3,375,000
2,400,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,400,000
4,810,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,810,000
10,000,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs 12/21/2004	10,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
6,000,000		Northeast, MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,000,000

		TOTAL	28,521,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--1.4%
$11,000,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$11,000,000
7,500,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	7,500,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC)	4,500,000
15,000,000		Ralph C. Mahar, MA Regional School District, 1.50% BANs, 7/15/2004	15,033,473

		TOTAL	38,033,473

		Michigan--1.2%
14,380,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	14,380,000
17,098,000		Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds, Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC)	17,098,000

		TOTAL	31,478,000

		Minnesota--1.9%
3,200,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,200,000
6,440,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
5,915,000		Fridley, MN Independent School District 14, 1.75% TRANs (Minnesota State GTD), 9/30/2004	5,938,177
2,050,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
5,220,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
1,605,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-908), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	1,605,000
8,975,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
7,050,000		Minnesota State Higher Education Coordinating Board, (1992 Series C), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	7,050,000
1,975,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,975,000
4,700,000		Spring Lake Park, MN Independent School District No. 16, 1.65% TRANs (Minnesota State GTD), 9/28/2004	4,714,599
850,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	850,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000

		TOTAL	50,267,776

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--2.1%
$3,905,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ)	$3,905,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,525,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,525,000
5,040,000		Mississippi Home Corp., MERLOTS, (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,040,000
18,685,000		Mississippi Home Corp., Roaring Forks, (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
3,940,000	[2]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	3,940,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 1.30% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2004	9,790,000

		TOTAL	54,885,000

		Missouri--0.5%
880,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	880,000
600,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	600,000
3,555,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,555,000
2,245,000	[2]	Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,245,000
4,285,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,285,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	12,565,000

		Montana--0.5%
3,015,000		Montana State Board of Housing, MERLOTS, (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,015,000
4,740,000		Montana State Board of Housing, PUTTERs, (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,740,000
6,465,000		Montana State Board of Housing, Variable Certificates, (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	6,465,000

		TOTAL	14,220,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--6.6%
$14,002,790		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	$14,002,790
9,033,500		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	9,033,500
4,020,000		BNY Municipal Certificates Trust (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,020,000
12,300,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	12,300,000
6,500,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	6,500,000
32,895,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	32,895,000
42,501,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	42,501,000
17,415,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,415,000
14,287,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	14,287,000
6,160,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	6,160,000
1,387,487		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,387,487
2,318,364		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,318,364
4,901,534		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,901,534
8,437,750		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	8,437,750

		TOTAL	176,159,425

		Nebraska--1.5%
3,650,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,650,000
2,100,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
9,660,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nebraska--continued
$16,796,000		Nebraska Investment Finance Authority, (Series 2001 F),Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	$16,796,000
2,100,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,100,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	40,006,000

		Nevada--1.0%
6,345,000		Clark County, NV Airport System, (PT-1866), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	6,345,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,535,000		Clark County, NV, (Series 1998), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	7,535,000

		TOTAL	26,380,000

		New Hampshire--1.1%
4,380,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	4,380,000
1,967,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	1,967,000
10,000,000		New Hampshire Business Finance Authority, PCR Bonds, (Series A), 1.15% CP (New England Power Co.), Mandatory Tender 3/5/2004	10,000,000
9,355,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)	9,355,000
2,815,000		New Hampshire State HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,815,000
2,155,000		New Hampshire State HFA, MERLOTS, (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,155,000

		TOTAL	30,672,000

		New Jersey--1.0%
2,438,388		Beach Haven, NJ, 1.50% BANs, 6/11/2004	2,442,012
4,000,000		Carlstadt, NJ, 1.75% TANs, 3/1/2004	4,002,197
12,000,000		Long Branch, NJ, 2.00% BANs, 10/1/2004	12,069,265
300,000		New Jersey EDA, (Series 1998B), Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	300,000
6,324,500		Seaside Heights Borough, NJ, 1.95% BANs, 2/13/2004	6,325,832
1,462,750		Stanhope, NJ, 1.75% BANs, 6/11/2004	1,466,114

		TOTAL	26,605,420

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--1.0%
$2,275,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	$2,275,000
5,110,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	5,110,000
3,500,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,500,000
2,935,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,935,000
5,800,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,800,000
2,330,000		New Mexico Mortgage Finance Authority, MERLOTS, (2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,330,000
3,750,000		New Mexico Mortgage Finance Authority, (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	3,750,000

		TOTAL	25,700,000

		New York--10.2%
12,000,000		Commack, NY Union Free School District, 1.50% TANs, 6/29/2004	12,024,176
5,000,000		Commack, NY Union Free School District, 2.00% BANs, 11/19/2004	5,031,927
15,000,000		Erie County, NY, 1.50% RANs, 6/23/2004	15,020,813
4,000,000		Hempstead Union Free School District, NY, 1.50% TANs, 6/29/2004	4,007,237
12,645,000		Long Island Power Authority, (Series 2003F), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ)	12,645,000
2,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds, (Series 2002B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	2,000,000
6,900,000		Middle Country, NY CSD, 1.50% TANs, 6/25/2004	6,909,269
16,400,000		New York City, NY Housing Development Corp., (Series 2001A), Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	16,400,000
6,500,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	6,500,000
2,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,000,000
14,500,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	14,500,000
14,800,000		New York City, NY, (2003 Series C-2), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	14,800,000
56,000,000		New York City, NY, RANs, (Series 2003 FR/RI L40J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	56,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$34,000,000		New York City, NY, RANs, (Series 2003 FR/RI L41J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$34,000,000
1,100,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	1,100,000
7,300,000		New York State HFA, (Series 2002A), Weekly VRDNs (Biltmore Tower)/ (Fleet National Bank LOC)	7,300,000
10,000,000		New York State HFA, (Series 2003A: 360 West 43rd Street), Weekly VRDNs (42/9 Residential LLC)/(FNMA LOC)	10,000,000
14,835,000		New York State Local Government Assistance Corp., (Series 2001-740), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	14,835,001
11,305,000		Owego-Apalachin, NY CSD, 1.50% BANs, 7/23/2004	11,328,791
7,000,000		Riverhead, NY CSD, 1.50% TANs, 6/30/2004	7,014,765
8,424,000		Salina, NY, 1.50% BANs, 7/16/2004	8,442,913
2,500,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	2,500,000
5,000,000		West Babylon, NY Union Free School District, 1.50% TANs, 6/29/2004	5,010,066
4,350,000		Windsor, NY, CSD, 1.40% BANs, 6/30/2004	4,357,055

		TOTAL	273,727,013

		North Carolina--0.5%
2,840,000		Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,840,000
100,000		Mecklenburg County, NC, (Series 1996), Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank N.A. LOC)	100,000
11,000,000	[2]	North Carolina State, (PT-413), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	11,000,000
290,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/ (Wachovia Bank N.A. LOC)	290,000

		TOTAL	14,230,000

		Ohio--3.1%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), 1.25% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	4,000,000
18,570,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	18,570,000
6,055,000		Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,055,000
2,750,000		Franklin County, OH, Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	2,750,000
3,950,000		Hamilton, OH, (Series 2003A), Weekly VRDNs (Knollwood Crossing II Apartments)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
5,500,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$225,000		Ohio HFA, MERLOTS, (Series 2000-AA), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	$2,975,000
2,975,000		Ohio HFA, MERLOTS, (Series 2001 A-78), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	225,000
4,895,000		Ohio HFA, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,895,000
4,100,000		Ohio State Air Quality Development Authority, (Series 2001-A), Daily VRDNs (Cincinnati Gas and Electric Co.)/(Credit Lyonnais SA LOC)	4,100,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
6,300,000		Ohio State, Solid Waste Revenue Bonds, (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD)	6,300,000
2,500,000		Ohio Waste Development Authority Solid Waste, (Series 2000), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC)	2,500,000
4,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	4,000,000
2,000,000		Shaker Heights, OH, 1.35% BANs, 12/9/2004	2,003,359

		TOTAL	83,858,359

		Oklahoma--0.4%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (J.P. Morgan Chase Bank LOC)	6,000,000
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	6,000,000

		TOTAL	12,000,000

		Oregon--1.9%
4,125,000		Gilliam County, OR Solid Waste Disposal, (Series 2003A), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,125,000
29,000,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	29,000,000
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	51,625,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--3.2%
$1,000,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	$1,000,000
9,000,000		Pennsylvania EDFA, (Series 2001A), Weekly VRDNs (Reliant Energy Seward LLC)/(WestLB AG LOC)	9,000,000
25,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	25,000,000
19,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs)	19,500,000
22,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	22,000,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000

		TOTAL	86,500,000

		Puerto Rico--2.3%
3,993,000		Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	3,993,000
12,975,000		Commonwealth of Puerto Rico, TRANs, (Series 2003 FR/RI L38J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	12,975,000
44,600,000		Commonwealth of Puerto Rico, TRANs, (Series 2003 FR/RI L39J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	44,600,000

		TOTAL	61,568,000

		Rhode Island--0.4%
5,030,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001 A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,030,000
3,995,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,995,000
2,265,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,265,000

		TOTAL	11,290,000

		South Carolina--3.0%
20,000,000		Berkeley County, SC IDB, Weekly VRDNs (Nucor Corp.)	20,000,000
360,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Columbus) LOC)	360,000
14,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	500,000
13,000,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	13,000,000
14,500,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	14,500,000
2,450,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$4,750,000		South Carolina Jobs-EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	$4,750,000
250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	250,000
450,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	450,000
250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	250,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
17,500,000		South Carolina Jobs-EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	17,500,000
2,400,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/ (BNP Paribas SA LOC)	2,400,000

		TOTAL	80,110,000

		South Dakota--0.2%
5,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000

		Tennessee--0.7%
1,100,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/ (Amsouth Bank N.A., Birmingham LOC)	1,100,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,150,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,150,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000
500,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	500,000
4,000,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000

		TOTAL	17,505,000

		Texas--12.3%
5,305,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates, (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,305,000
12,000,000		Austin, TX Airport System, MERLOTS, (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,975,000		Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,975,000
5,000,000	[2]	Austin, TX, MERLOTS, (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$5,500,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.375% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 8/1/2004	$5,500,000
15,300,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy)/(Credit Suisse First Boston LOC)	15,300,000
17,500,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy)/(J.P. Morgan Chase Bank LOC)	17,500,000
1,700,000		Brazos River Authority, TX, (Series 2002A), Weekly VRDNs (TXU Energy)/(Citibank N.A., New York LOC)	1,700,000
6,495,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,495,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	12,055,000
3,200,000		Dallas-Fort Worth, TX International Airport, MERLOTS, (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,000,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lunch & Co., Inc. LIQ)	3,200,000
3,915,000		Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
2,495,000		Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 336), Weekly VRDNs (FGIC INS/(J.P. Morgan Chase Bank LIQ)	4,995,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 350), 1.15% TOBs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 2/12/2004	2,495,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 354), 1.12% TOBs (FSA INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 2/26/2004	7,150,000
21,700,000		Dallas-Fort Worth, TX International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs (FSA INS, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,700,000
5,830,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS, (Series 2001 A-40), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,830,000
24,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.)	24,600,000
6,100,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp.)	6,100,000
2,750,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003D), Weekly VRDNs (Waste Management of Texas, Inc.)/(Wachovia Bank N.A. LOC)	2,750,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)	8,000,000
5,608,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,608,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$9,595,000		Houston, TX Airport System, MERLOTS, (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$9,595,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	10,000,000
3,475,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,475,000
6,370,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	6,370,000
7,000,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
3,390,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	3,390,000
75,000,000		Texas State, 2.00% TRANs, 8/31/2004	75,370,669
4,675,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,675,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	328,398,669

		Utah--0.1%
1,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC)	1,500,000

		Vermont--0.5%
7,480,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A49), 1.30% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,480,000
6,605,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A91), 1.30% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,605,000

		TOTAL	14,085,000

		Virginia--1.8%
10,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.21% CP (Virginia Electric & Power Co.), Mandatory Tender 2/13/2004	10,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	5,000,000
7,500,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	7,500,000
10,830,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	10,830,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$750,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	$750,000
6,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	6,500,000
5,735,000		Prince William County, VA IDA, (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC)	5,735,000
3,000,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,000,000

		TOTAL	49,315,000

		Washington--3.3%
6,990,000		Chelan County, WA Public Utility District No. 1, MERLOTS, (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,245,000		Energy Northwest, WA, Piper Certificates, (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,245,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
2,495,000		Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000		Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA, (PT-850), 1.15% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/19/2004	4,320,000
3,585,000		Port of Seattle, WA, (PT-1718), Weekly VRDNs (FGIC INS)/(WestLB AG LIQ)	3,585,000
8,600,000		Port of Seattle, WA, (PT-1780), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
7,800,000	[2]	Port of Seattle, WA, MERLOTS, (Series 2001-A53), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	7,800,000
2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	2,420,000
6,400,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	6,400,000
11,835,000	[2]	Spokane, WA Public Facilities District, MERLOTS, (Series 2001-A111), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	11,835,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
9,820,000	[2]	Washington State Public Power Supply System, MERLOTS, (Series 2000 A19), 1.25% TOBs (Energy Northwest, WA)/(MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ) 11/10/2004	9,820,000

		TOTAL	88,310,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.6%
$1,510,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	$1,510,000
9,500,000		Grant County, WV County Commission, PCRB, (Series 1994), 1.05% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2004	9,500,000
1,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds, (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 3/9/2004	1,500,000
4,925,000		South Charleston, WV, (PT-1637), Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,925,000

		TOTAL	17,435,000

		Wisconsin--1.1%
4,300,000		Ashland, WI School District, 1.75% TRANs, 8/27/2004	4,314,036
2,000,000		Clinton, WI Community School District, 1.75% TRANs, 9/15/2004	2,006,740
5,200,000		Franklin, WI Regional Solid Waste Finance Commission, (Series 2003A), Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(Wachovia Bank N.A. LOC)	5,200,000
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
2,765,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	2,765,000
1,785,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,785,000
4,695,000		Milton, WI School District, 2.00% TRANs, 9/21/2004	4,721,003
2,300,000		Milwaukee, WI, (Series 1997), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One N.A. (Chicago) LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$3,380,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,380,000
625,000		Wisconsin Housing & EDA, Trust Receipts, (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	625,000

		TOTAL	29,096,779

		TOTAL INVESTMENTS--101.4% (AT AMORTIZED COST)[3]	2,713,967,776

		OTHER ASSETS AND LIABILITIES--NET 1.4%	(37,949,460)

		TOTAL NET ASSETS -- 100%	$2,676,018,316

Securities that are subject to federal alternative minimum tax (AMT) represent 59.6% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.65%	2.35%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2004, these securities amounted to $196,035,000 which represents 7.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCRB	-Pollution Control Revenue Bond
PCFA	--Pollution Control Finance Authority
PUTTERs	--Putable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES--0.9%
	Finance - Automotive--0.8%
$10,852,230	Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$10,852,230
37,910,952	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	37,910,952
11,311,942	Nissan Auto Lease Trust 2003-A, Class A1, 1.165%, 10/15/2004	11,311,942
6,727,461	Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	6,727,461
30,663,894	WFS Financial 2003-4 Owner Trust, Class A1, 1.140%, 11/22/2004	30,663,894

	TOTAL	97,466,479

	Insurance--0.1%
2,583,180	Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	2,583,180
14,861,607	Onyx Acceptance Auto Owner Trust 2003-D, Class A1, (XL Capital Assurance Inc. LOC), 1.160%, 11/15/2004	14,861,607

	TOTAL	17,444,787

	TOTAL ASSET-BACKED SECURITIES	114,911,266

	BANKERS ACCEPTANCE--0.2%
	Banking--0.2%
24,000,000	Wachovia Bank N.A., 1.100%, 3/8/2004	23,973,600

	CERTIFICATES OF DEPOSIT--6.3%
	Banking--6.3%
125,000,000	BNP Paribas SA, 1.142% - 1.295%, 3/3/2004 - 7/26/2004	124,995,258
125,000,000	Credit Agricole Indosuez, 1.120% - 1.330%, 4/26/2004 - 8/4/2004	124,995,030
88,000,000	Danske Bank A/S, 1.300%, 3/3/2004	88,000,000
30,000,000	HBOS Treasury Services PLC, 1.180%, 6/11/2004	30,000,000
40,000,000	Huntington National Bank, Columbus, OH, 1.160%, 2/17/2004	40,000,000
33,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.160% - 1.360%, 2/13/2004 - 6/9/2004	33,000,000
55,000,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	55,000,000
65,000,000	Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 -- 2/8/2005	64,995,320
100,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.390%, 2/2/2005	99,989,976
71,000,000	Societe Generale, Paris, 1.305% - 1.410%, 2/3/2004 - 3/31/2004	71,002,213
25,000,000	SunTrust Bank, 1.250%, 12/7/2004	25,000,000
45,000,000	Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	44,999,111
25,000,000	WestLB AG, 1.170%, 4/28/2004	25,000,000

	TOTAL CERTIFICATES OF DEPOSIT	826,976,908

Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--8.7%
	Banking--5.0%
$660,000,000	CDC Financial Products, Inc., 1.080% - 1.162%, 2/2/2004	$660,000,000

	Brokerage--3.7%
480,000,000	Salomon Smith Barney Hldg, 1.113% - 1.162%, 2/2/2004	480,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	1,140,000,000

	COMMERCIAL PAPER-23.8%[1]
	Banking--11.5%
58,000,000	Bank of Ireland, 1.160%, 10/22/2004	57,506,613
50,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.100%, 2/4/2004	49,995,417
115,000,000	Citicorp, 1.050%, 4/19/2004 - 4/26/2004	114,730,208
160,500,000	Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.120% - 1.160%, 5/3/2004 - 7/20/2004	159,884,600
425,300,000	DePfa Bank PLC, 1.110% - 1.150%, 3/15/2004 - 6/22/2004	424,300,656
240,745,000	HBOS Treasury Services PLC, 1.090% - 1.160%, 2/9/2004 - 5/4/2004	240,278,700
160,000,000	Kitty Hawk Funding Corp., 1.050% - 1.130%, 2/17/2004 - 4/19/2004	159,786,686
53,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.060%, 2/27/2004	52,959,426
125,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.100%, 3/15/2004	124,835,764
50,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	49,596,069
66,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.150%, 4/21/2004	65,831,333

	TOTAL	1,499,705,472

	Consumer Products--0.3%
40,000,000	Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	39,976,711

	Finance - Automotive--5.2%
469,100,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.053% - 1.177%, 3/12/2004 - 6/4/2004	467,943,220
215,000,000	New Center Asset Trust, A1/P1 Series, 1.102% - 1.126%, 2/12/2004 - 3/12/2004	214,862,203

	TOTAL	682,805,423

	Finance - Commercial--1.6%
150,000,000	Edison Asset Securitization LLC, 1.100%, 2/12/2004	149,949,583
63,000,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.110% - 1.140%, 3/10/2004 - 6/14/2004	62,803,318

	TOTAL	212,752,901

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail-2.9%
$273,000,000	Paradigm Funding LLC, 1.040% - 1.130%, 2/17/2004 - 2/23/2004	$272,829,568
100,000,000	Yorktown Capital LLC, 1.050%, 2/20/2004	99,944,583

	TOTAL	372,774,151

	Finance - Securities--2.3%
41,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.125%, 3/15/2004	40,944,906
110,000,000	Galaxy Funding Inc., 1.120% - 1.130%, 3/25/2004 - 4/14/2004	109,780,553
30,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.120%, 3/22/2004	29,953,333
124,579,000	Perry Global Funding LLC Series A, 1.115% - 1.125%, 3/10/2004 - 3/23/2004	124,401,293

	TOTAL	305,080,085

	TOTAL COMMERCIAL PAPER	3,113,094,743

	CORPORATE BONDS--0.1%
	Banking--0.1%
10,000,000	Citigroup, Inc., 5.700%, 2/6/2004	10,006,087

	CORPORATE NOTES-9.5%
	Brokerage--6.3%
560,000,000	Goldman Sachs Group, Inc., 1.180% - 1.370%, 2/2/2004 - 7/6/2004	560,000,000
265,000,000	Merrill Lynch & Co., Inc., 1.213%, 2/2/2004	265,000,000

	TOTAL	825,000,000

	Finance - Securities--2.7%
42,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.445%, 10/27/2004	41,993,826
200,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.110% - 1.494%, 4/15/2004 - 10/29/2004	199,987,309
105,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004 - 4/14/2004	104,998,046

	TOTAL	346,979,181

	Telecommunications--0.5%
65,000,000	SBC Communications, Inc., 4.180%, 6/5/2004	65,648,446

	TOTAL CORPORATE NOTES	1,237,627,627

	GOVERNMENT AGENCIES--7.2%
	Government Agency--7.2%
70,000,000	Federal Home Loan Bank System, 1.250% - 1.470%, 7/2/2004 - 2/28/2005	70,000,000
195,000,000	Federal Home Loan Mortgage Corp., 1.110% - 5.250%, 2/15/2004 - 11/7/2005	195,441,227
679,769,000	Federal National Mortgage Association, 1.120% - 1.550%, 2/4/2004 - 2/15/2005	679,731,720

	TOTAL GOVERNMENT AGENCIES	945,172,947

Principal Amount		Value
	LOAN PARTICIPATION--0.9%
	Chemicals--0.8%
$100,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.320%, 8/31/2004	$100,000,000

	Finance - Commercial--0.1%
16,700,000	Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	16,700,000

	TOTAL LOAN PARTICIPATION	116,700,000

	NOTES - VARIABLE--36.2%[2]
	Banking--16.9%
4,980,000	1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	4,980,000
5,250,000	35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	5,250,000
4,968,000	Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,968,000
96,000,000	Abbey National Treasury Services PLC, Euro Medium Term Note, 1.180%, 2/16/2004	96,027,415
6,730,000	Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	6,730,000
3,010,000	Alabama State IDA, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	3,010,000
2,000,000	Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.300%, 2/5/2004	2,000,000
1,195,000	Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	1,195,000
4,115,000	American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,115,000
8,280,000	Anchor Holdings LLC, Series 2000, (U.S. Bank NA, Cincinnati LOC), 1.150%, 2/5/2004	8,280,000
5,620,000	B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,620,000
10,555,000	Badger Mining Corp., (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	10,555,000
3,475,000	Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,475,000
25,000,000	Bank of New York Co., Inc., 1.090%, 2/27/2004	25,000,000
185,000,000	Barclays Bank PLC, 1.035%, 2/27/2004	184,984,922
1,900,000	Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.150%, 2/4/2004	1,900,000
10,825,000	Barton Healthcare LLC, (Bank One N.A. (Chicago) LOC), 1.120%, 2/4/2004	10,825,000
8,045,000	Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 1.190%, 2/5/2004	8,045,000
2,095,000	Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,095,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$186,500,000	Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 2/27/2004	$186,500,000
35,000,000	Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 2/26/2004	35,000,000
30,000,000	Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 2/23/2004	30,000,000
3,335,000	Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,335,000
5,915,000	Briarwood LP, (Series 1999), (Bank One N.A. (Columbus) LOC), 1.220%, 2/5/2004	5,915,000
6,095,000	Brownsburg Christian Church, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.250%, 2/5/2004	6,095,000
3,185,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	3,185,000
1,110,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,110,000
5,045,000	CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,045,000
7,285,000	California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/2/2004	7,285,000
2,450,000	Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	2,450,000
8,340,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	8,340,000
43,689,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	43,689,000
3,547,000	Capital One Funding Corp., (Series 1993-A), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	3,547,000
11,173,000	Capital One Funding Corp., (Series 2001-B), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	11,173,000
2,595,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,595,000
7,530,000	Cedarville College, (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	7,530,000
3,935,000	Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	3,935,000
5,085,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.120%, 2/5/2004	5,085,000
9,700,000	Charlotte Christian School, (Series 1999), (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	9,700,000
13,600,000	Citywide Development Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	13,600,000
3,350,000	Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,350,000
5,300,000	Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.150%, 2/4/2004	5,300,000
Principal Amount		Value
	NOTES - VARIABLE-continued[2]
	Banking--continued
$7,860,000	Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 2/5/2004	$7,860,000
35,000,000	Comerica Bank, Euro Medium Term Note, 1.290%, 3/15/2004	35,019,122
11,865,000	Community Centre Group of Cos., (Comerica Bank LOC), 1.200%, 2/5/2004	11,865,000
15,000,000	Cook County, IL, (Series 2002 A), 1.150%, 2/4/2004	15,000,000
3,500,000	DBH Properties LLC, (Series 2004), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,500,000
3,800,000	Davis Industries, Inc., (Comerica Bank LOC), 1.120%, 2/5/2004	3,800,000
5,000,000	Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,000,000
5,140,000	Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	5,140,000
2,350,000	Elliott Aviation, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	2,350,000
5,200,000	Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	5,200,000
930,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	930,000
3,000,000	Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,000,000
8,400,000	Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,400,000
4,000,000	Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 1.230%, 2/5/2004	4,000,000
925,000	First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	925,000
2,250,000	Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,250,000
5,760,000	Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	5,760,000
1,070,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.180%, 2/4/2004	1,070,000
6,010,000	Freeport, IL, (U.S. Bank N.A., Cincinnati LOC), 1.120%, 2/5/2004	6,010,000
2,700,000	Gainesville and Hall County, GA Development Authority, Woozer Project, Series 2000, (SunTrust Bank LOC), 1.130%, 2/4/2004	2,700,000
2,230,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	2,230,000
2,940,000	Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	2,940,000
2,500,000	Gary, In Redevelopment District, (Bank One N.A. (Chicago) LOC), 1.220%, 2/5/2004	2,500,000
4,800,000	Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.130%, 2/4/2004	4,800,000
1,230,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	1,230,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,210,000	Grigsby Properties LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	$4,210,000
1,685,000	Guilford Capital LLC, (Series 2002 -- C), (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	1,685,000
2,655,000	Guilford Capital LLC, (Series 2002 -- F), (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	2,655,000
380,000,000	HBOS Treasury Services PLC, 1.090% - 1.160%, 2/2/2004 -- 4/26/2004	380,029,729
2,405,000	Harvey A. Tolson, (U.S. Bank N.A., Cincinnati LOC), 1.200%, 2/5/2004	2,405,000
3,550,000	Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.250%, 2/5/2004	3,550,000
9,485,000	Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	9,485,000
4,710,000	Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	4,710,000
5,955,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	5,955,000
30,000,000	Huntington National Bank, Columbus, OH, 1.210%, 6/17/2004	30,008,807
3,085,000	IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	3,085,000
4,200,000	IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2004	4,200,000
8,825,000	Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	8,825,000
9,000,000	Interlock Realty Co., (U.S. Bank N.A., Cincinnati LOC), 1.120%, 2/5/2004	9,000,000
1,345,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	1,345,000
3,995,000	Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	3,995,000
11,600,000	Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	11,600,000
4,300,000	Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.150%, 2/5/2004	4,300,000
1,650,000	Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,650,000
2,400,000	Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,400,000
1,605,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.050%, 2/4/2004	1,605,000
4,050,000	LCO Ventures LLC, (Fleet National Bank LOC), 1.170%, 2/4/2004	4,050,000
2,905,000	Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,905,000
3,835,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	3,835,000
5,000,000	Los Angeles, CA, MERLOTS, Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 2/4/2004	5,000,000
30,345,000	M/S Land LLC, (Bank One N.A. (Chicago) LOC), 1.160%, 2/5/2004	30,345,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,000,000	MBE Investment Co. LLC, EH Investment Company Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.150%, 2/5/2004	$4,000,000
8,500,000	Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	8,500,000
1,150,000	Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.200%, 2/5/2004	1,150,000
3,000,000	Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,000,000
3,900,000	Mile Bluff Clinic Building Partnership, (U.S. Bank NA, Cincinnati LOC), 1.170%, 2/4/2004	3,900,000
2,460,000	Mississippi Business Finance Corp., (Bank One N.A. (Chicago) LOC), 1.100%, 2/5/2004	2,460,000
1,400,000	Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,400,000
3,000,000	Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,000,000
4,055,000	Nassau County, NY IDA, Tweezerman Corp. Project, Series 2003, (Fleet National Bank LOC), 1.170%, 2/4/2004	4,055,000
2,450,000	New Berlin, WI, Sunraider LLC Series 1997B, (Bank One N.A. (Chicago) LOC), 1.160%, 2/5/2004	2,450,000
3,060,000	New Jersey EDA, Morey Organization, Inc. Project Series 1997, (Wachovia Bank N.A. LOC), 1.150%, 2/4/2004	3,060,000
2,565,000	New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 1.220%, 2/4/2004	2,565,000
5,245,000	Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	5,245,000
39,040,000	Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	39,040,000
6,035,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	6,035,000
3,115,000	Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.120%, 2/5/2004	3,115,000
3,570,000	P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	3,570,000
4,245,000	PW Holdings LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	4,245,000
2,600,000	Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,600,000
15,000,000	Pitney Roads Partners LLC, Series 2003 - A, (Fleet National Bank LOC), 1.150%, 2/5/2004	15,000,000
670,000	Poseyville, In, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 1.120%, 2/5/2004	670,000
6,705,000	R & J Investment Co., (Bank One N.A. (Columbus) LOC), 1.200%, 2/5/2004	6,705,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$12,080,000	Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 1.150%, 2/5/2004	$12,080,000
95,000,000	Royal Bank of Canada, Montreal, 1.090% - 1.170%, 2/10/2004 - 2/26/2004	95,005,514
5,860,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	5,860,000
1,199,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.150%, 2/5/2004	1,199,000
7,550,000	Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	7,550,000
22,500,000	Seeber USA, LLP, Series 2000, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	22,500,000
5,370,000	Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,370,000
5,520,000	Sioux-Preme Packing Co., (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	5,520,000
70,000,000	Societe Generale, Paris, 1.040% - 1.045%, 2/27/2004 -- 12/10/2004	69,987,673
2,905,000	Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,905,000
6,500,000	Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	6,500,000
4,795,000	Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	4,795,000
9,405,000	Stow-Glen Properties LLC, (U.S. Bank N.A., Cincinnati LOC), 1.250%, 2/5/2004	9,405,000
845,000	TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	845,000
2,695,000	TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200% 2/5/2004	2,695,000
2,370,000	TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,370,000
510,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.130%, 2/4/2004	510,000
2,535,000	Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,535,000
116,025,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	116,025,000
2,555,000	Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.120%, 2/4/2004	2,555,000
805,000	Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	805,000
2,695,000	University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,695,000
2,875,000	VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 1.230%, 2/5/2004	2,875,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$1,807,900	Valleydale Baptist Church, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	$1,807,900
525,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	525,000
5,575,000	Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.150%, 2/5/2004	5,575,000
6,140,000	WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	6,140,000
4,100,000	Watson's St. Louis Property LLC, Series 2001, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	4,100,000
3,700,000	Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,700,000
9,240,000	Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	9,240,000
110,000,000	Wells Fargo & Co., 1.140% - 1.150%, 2/2/2004 -- 2/17/2004	110,000,000
60,000,000	Wells Fargo Bank, N.A., 1.040%, 2/3/2004	60,000,000
16,000,000	West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank LOC), 1.170%, 2/5/2004	16,000,000
1,845,000	White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,845,000
1,340,000	Wildcat Management Co., Inc., (Series 1999), (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	1,340,000
5,600,000	Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.130%, 2/4/2004	5,600,000

	TOTAL	2,213,357,082

	Brokerage--5.3%
370,300,000	Merrill Lynch & Co., Inc., 1.060% - 1.430%, 2/2/2004 - 2/27/2004	370,329,484
325,000,000	Morgan Stanley, 1.100% - 1.140%, 2/4/2004 -- 7/9/2004	325,000,000

	TOTAL	695,329,484

	Finance - Commercial--4.1%
325,000,000	Compass Securitization LLC, 1.050% - 1.070%, 2/19/2004 -- 3/17/2004	324,995,368
4,000,000	Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.150%, 2/5/2004	4,000,000
203,300,000	General Electric Capital Corp., 1.180% - 1.283%, 2/3/2004 - 2/17/2004	203,305,088

	TOTAL	532,300,456

	Finance - Retail--1.6%
22,500,000	Holmes Financing (No. 7) PLC, A1, 1.060%, 2/16/2004	22,500,000
137,000,000	Paradigm Funding LLC, 1.060%, 10/22/2004 -- 10/28/2004	137,000,000
50,000,000	Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 2/10/2004	50,000,000

	TOTAL	209,500,000

Principal Amount or Shares		Value
	NOTES - VARIABLE--continued[2]
	Finance - Securities--5.3%
$246,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.070%, 2/2/2004	$245,995,152
340,500,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.050% - 1.070%, 2/2/2004 - 3/1/2004	340,473,675
106,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.090%, 2/2/2004 -2/17/2004	105,997,410

	TOTAL	692,466,237

	Government Agency--0.1%
5,120,000	Acton Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 1.100%, 2/5/2004	5,120,000
4,100,000	Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 2/5/2004	4,100,000
5,600,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	5,600,000
960,000	Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	960,000

	TOTAL	15,780,000

	Insurance--2.9%
24,000,000	Allstate Life Insurance Co., 1.260% - 1.299%, 2/1/2004 - 2/2/2004	24,000,000
25,000,000	GE Capital Assurance Co., 1.120%, 2/2/2004	25,000,000
18,000,000	GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	18,000,000
25,000,000	Hartford Life Insurance Co., 1.333% - 1.343%, 3/1/2004 - 5/3/2004	25,000,000
22,000,000	Jackson National Life Insurance Co., 1.190%, 2/23/2004	22,000,000
45,000,000	Metropolitan Life Insurance Co., 1.295% - 1.323%, 4/1/2004 -- 5/3/2004	45,000,000
54,000,000	Monumental Life Insurance Co., 1.230% - 1.360%, 2/2/2004 -- 3/1/2004	54,000,000
50,000,000	New York Life Insurance Co., 1.270%, 2/27/2004 -- 3/1/2004	50,000,000
9,900,000	Oberthur Gaming Technologies Corp., Series 2002-A, (GE Capital Assurance Co. LOC), 1.150%, 2/4/2004	9,900,000
36,995,000	Santa Monica Community College District, Series 2001 D, (Insured by Ambac Financial Group, Inc.), 1.150%, 2/5/2004	36,995,000
25,000,000	Transamerica Occidental Life Insurance Co., 1.295%, 4/30/2004	25,000,000
45,000,000	Travelers Insurance Co., 1.270% - 1.273%, 2/20/2004 -- 3/1/2004	45,000,000

	TOTAL	379,895,000

	TOTAL NOTES - VARIABLE	4,738,628,259

	MUTUAL FUNDS--0.6%
	Asset Management--0.6%
25,000,000	Nations Money Market Reserves	25,000,000
60,000,000	Scudder Money Market Institutional Shares	60,000,000

	TOTAL MUTUAL FUNDS	85,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--7.8%
$300,000,000	Interest in $1,700,000,000 joint repurchase agreement with Banc of America Securities LLC, Montgomery Division, 1.050%, dated 1/30/2004, to be repurchased at $300,026,250 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	$300,000,000
300,000,000	Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $300,026,250 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	300,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $200,017,500 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	200,000,000
220,368,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $220,387,282 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	220,368,000

	TOTAL REPURCHASE AGREEMENTS	1,020,368,000

	TOTAL INVESTMENTS--102.2% (AT AMORTIZED COST)[3]	13,372,459,437

	OTHER ASSETS AND LIABILITIES - NET--(2.2)%	(293,380,662)

	TOTAL NET ASSETS--100%	$13,079,078,775

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Options Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES--0.9%
	Finance - Automotive--0.7%
$31,471,467	Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$31,471,467
80,766,809	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	80,766,809
25,075,734	Nissan Auto Lease Trust 2003-A, Class A1, 1.165%, 10/15/2004	25,075,734
11,893,190	Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	11,893,190

	TOTAL	149,207,200

	Finance - Equipment--0.1%
27,509,917	CIT Equipment Collateral 2003-EF1, Class A1, 1.138%, 10/15/2004	27,509,917

	Insurance--0.1%
4,172,829	Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance, Inc.), 1.080%, 8/16/2004	4,172,829
22,351,857	Onyx Acceptance Auto Owner Trust 2003-D, Class A1, (Insured by XL Capital Assurance, Inc. LOC), 1.160%, 11/15/2004	22,351,857

	TOTAL	26,524,686

	TOTAL ASSET-BACKED SECURITIES	203,241,803

	CERTIFICATES OF DEPOSIT--9.9%
	Banking--9.9%
390,000,000	Abbey National Treasury Services PLC, 1.350% - 1.365%, 4/19/2004 - 2/3/2005	390,000,000
525,000,000	BNP Paribas SA, 1.142% - 1.345%, 3/3/2004 - 7/26/2004	524,989,063
15,000,000	Bank of Scotland, Edinburgh, 1.150%, 5/28/2004	15,000,000
267,000,000	Credit Agricole Indosuez, 1.240% - 1.330%, 4/26/2004 - 8/4/2004	266,989,883
260,000,000	Huntington National Bank, Columbus, OH, 1.060% - 1.180%, 2/12/2004 - 5/14/2004	260,000,000
93,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.150% - 1.400%, 2/3/2004 - 10/18/2004	93,000,000
138,500,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	138,500,000
175,500,000	Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	175,500,000
75,000,000	SunTrust Bank, 1.250%, 12/7/2004	75,000,000
238,000,000	Svenska Handelsbanken, Stockholm, 1.250% - 1.275%, 3/19/2004 - 4/13/2004	238,000,783
100,000,000	UBS AG, 1.400%, 2/2/2005	99,989,976
75,000,000	Westdeutsche Landesbank AG, 1.170%, 4/28/2004	75,000,000

	TOTAL CERTIFICATES OF DEPOSIT	2,351,969,705

Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--9.3%
	Banking--5.1%
$1,225,000,000	CDC Financial Products, Inc., 1.080% - 1.163%, 2/2/2004	$1,225,000,000

	Brokerage--4.2%
990,000,000	Salomon Smith Barney Holdings, 1.113% - 1.163%, 2/2/2004	990,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	2,215,000,000

	COMMERCIAL PAPER--17.1%[1]
	Banking--4.7%
27,610,000	Benedictine Health System, (Harris Trust & Savings Bank, Chicago LOC), 1.180%, 3/5/2004	27,580,135
15,500,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.100%, 2/4/2004	15,498,579
100,000,000	Citicorp, 1.050%, 4/19/2004 - 4/26/2004	99,763,313
22,000,000	Dexia Delaware LLC, 1.080%, 2/3/2004	21,998,680
193,822,000	Fountain Square Commercial Funding Corp., 1.060% - 1.100%, 2/3/2004 - 4/8/2004	193,696,579
24,000,000	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.100%, 2/10/2004	23,993,400
131,572,000	Kitty Hawk Funding Corp., 1.050% - 1.130%, 2/17/2004 - 4/19/2004	131,380,935
313,192,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.050% - 1.120%, 2/5/2004 - 3/24/2004	312,986,808
17,945,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.100% - 1.140%, 2/4/2004 - 3/8/2004	17,945,000
25,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.100%, 3/15/2004	24,967,153
256,050,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145% - 1.160%, 4/15/2004 - 10/12/2004	254,706,747

	TOTAL	1,124,517,329

	Finance - Automotive--3.0%
348,000,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.050% - 1.170%, 2/17/2004 - 6/4/2004	347,373,771
96,000,000	FCAR Auto Loan Trust, A1/P1 Series, 1.050%, 3/15/2004	95,879,600
275,000,000	New Center Asset Trust, A1/P1 Series, 1.102% - 1.119%, 2/4/2004 - 3/26/2004	274,865,111

	TOTAL	718,118,482

	Finance - Commercial--2.7%
413,245,000	Edison Asset Securitization LLC, 1.050% - 1.100%, 2/10/2004 - 5/17/2004	412,656,509
200,000,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.100% - 1.140%, 2/5/2004 -- 4/20/2004	199,804,111
22,700,000	General Electric Capital Corp., 1.150%, 6/7/2004	22,607,907

	TOTAL	635,068,527

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--3.7%
$77,500,000	PREFCO-Preferred Receivables Funding Co., 1.100% - 1.110%, 2/11/2004 - 4/12/2004	$77,442,414
481,000,000	Paradigm Funding LLC, 1.040% - 1.130%, 2/3/2004 - 3/5/2004	480,690,457
45,843,000	Sheffield Receivables Corp., 1.150%, 6/15/2004	45,645,302
265,951,000	Yorktown Capital LLC, 1.050% - 1.110%, 2/2/2004 - 2/20/2004	265,827,342

	TOTAL	869,605,515

	Finance - Securities--3.0%
86,750,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.120%, 2/23/2004 - 2/26/2004	86,683,624
176,000,000	Galaxy Funding, Inc., 1.120% - 1.200%, 4/14/2004 - 6/3/2004	175,482,311
10,000,000	Grampian Funding LLC, 1.120%, 3/22/2004	9,984,444
33,900,000	Ivory Funding Corp., 1.050%, 2/17/2004	33,884,180
56,600,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.120% - 1.160%, 2/23/2004 - 10/15/2004	56,446,086
345,134,000	Perry Global Funding LLC (Series A), 1.050% - 1.120%, 3/9/2004 - 6/1/2004	344,536,044

	TOTAL	707,016,689

	TOTAL COMMERCIAL PAPER	4,054,326,542

	CORPORATE BONDS--0.0%
	Banking--0.0%
5,060,000	Australia & New Zealand Banking Group, Melbourne, 6.250%, 2/1/2004	5,060,000

	Finance - Commercial--0.0%
5,500,000	General Electric Capital Corp., 5.375% - 7.200%, 4/20/2004 - 4/23/2004	5,556,426

	TOTAL CORPORATE BONDS	10,616,426

	CORPORATE NOTES--9.1%
	Brokerage--6.4%
885,000,000	Goldman Sachs Group, Inc., 1.180% - 1.370%, 2/2/2004 - 7/12/2004	885,000,000
635,000,000	Merrill Lynch & Co., Inc., 1.212%, 2/2/2004	635,000,000

	TOTAL	1,520,000,000

	Finance - Securities--2.2%
286,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.430%, 2/20/2004 - 2/11/2005	285,985,718
190,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.180% - 1.550%, 4/15/2004 - 11/15/2004	190,001,157
40,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004	39,999,267

	TOTAL	515,986,142

Principal Amount		Value
	CORPORATE NOTES--continued
	Telecommunications--0.5%
$125,000,000	SBC Communications, Inc., 4.180%, 6/5/2004	$126,247,012

	TOTAL CORPORATE NOTES	2,162,233,154

	GOVERNMENT AGENCIES--6.3%
	Government Agencies--6.3%
222,000,000	Federal Home Loan Bank System, 1.250% - 4.875%, 4/152004 - 2/28/2005	222,269,085
447,300,000	Federal Home Loan Mortgage Corp., 1.125% - 5.250%, 2/7/2004 - 2/15/2005	448,116,261
827,681,000	Federal National Mortgage Association, 1.120% - 5.125%, 2/4/2004 - 2/15/2005	827,854,829

	TOTAL GOVERNMENT AGENCIES	1,498,240,175

	LOAN PARTICIPATION--0.2%
	Finance - Commercial--0.2%
39,300,000	Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 2/19/2004	39,300,000

	NOTES -- VARIABLE--33.1%[2]
	Banking--14.5%
9,800,000	215 Jane Investors LLC, (Fleet National Bank LOC), 1.170%, 2/4/2004	9,800,000
5,420,000	4 C's LLC (Series 1998), (KeyBank, N.A. LOC), 1.150%, 2/5/2004	5,420,000
2,485,000	550 West 14th Place (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.150%, 2/5/2004	2,485,000
11,095,000	Active Living of Glenview LLC (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.190%, 2/4/2004	11,095,000
3,010,000	Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,010,000
2,260,000	Alabama State IDA (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 1.120%, 2/5/2004	2,260,000
4,345,000	Alabama State IDA (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 2/5/2004	4,345,000
1,545,000	Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 2/5/2004	1,545,000
5,575,000	Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.120%, 2/5/2004	5,575,000
38,200,000	American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	38,200,000
13,255,000	American Self Storage Corp. (Series 2002), (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	13,255,000
8,450,000	American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.200%, 2/5/2004	8,450,000
6,820,000	Arrow N.A., Inc., (Bank of America N.A. LOC), 1.170%, 2/5/2004	6,820,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$12,000,000	Association of American Medical Colleges, (Insured by AMBAC Financial Group, Inc., Guaranteed by J.P. Morgan Chase Bank), 1.120%, 2/4/2004	$12,000,000
4,890,000	Atlantic Tool and Die Co., (KeyBank, N.A. LOC), 1.150%, 2/5/2004	4,890,000
5,990,000	Baldwin County Sewer Service LLC (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,990,000
73,000,000	Bank of New York Co., Inc., 1.090%, 2/27/2004	73,000,000
165,000,000	Barclays Bank PLC, 1.035%, 2/27/2004	164,986,552
4,000,000	Bardstown City, KY, (RJ Tower Project) (Series 1995), (Comerica Bank LOC), 1.180%, 2/5/2004	4,000,000
9,110,000	Bear Creek School, (KeyBank, N.A. LOC), 1.150%, 2/5/2004	9,110,000
9,800,000	Bing Steel Management, Inc. (Series 2000), (Comerica Bank LOC), 1.300%, 2/4/2004	9,800,000
6,140,000	Bing Steel Management, Inc. (Series 2002), (Comerica Bank LOC), 1.200%, 2/4/2004	6,140,000
316,000,000	Blue Heron Funding III, Inc. (Series 3-A), (Guaranteed by Westdeutsche Landesbank AG), 1.110%, 2/27/2004	316,000,000
295,000,000	Blue Heron Funding V-A Ltd., (Guaranteed by Westdeutsche Landesbank AG), 1.110%, 2/26/2004	295,000,000
30,000,000	Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by Westdeutsche Landesbank AG), 1.110%, 2/23/2004	30,000,000
1,432,790	Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,432,790
9,385,000	Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	9,385,000
11,500,000	Briarcliff Development Co. (Series 2002), (Federal Home Loan Bank of Topeka LOC), 1.150%, 2/5/2004	11,500,000
2,135,000	Broadway Investments, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,135,000
17,385,000	Brooksby Village, Inc. (Series 2002), (Lasalle Bank, N.A. LOC), 1.150%, 2/5/2004	17,385,000
9,537,000	Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	9,537,000
53,185,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	53,185,000
12,238,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	12,238,000
813,000	Capital One Funding Corp. (Series 1994-A), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	813,000
14,813,000	Capital One Funding Corp. (Series 1994-C), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	14,813,000
1,326,000	Capital One Funding Corp. (Series 1994-D), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	1,326,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$4,675,000	Capital One Funding Corp. (Series 1995-B), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	$4,675,000
13,785,000	Capital One Funding Corp. (Series 1995-F), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	13,785,000
4,081,000	Capital One Funding Corp. (Series 1996-H), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	4,081,000
4,852,000	Capital One Funding Corp. (Series 1998-C), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	4,852,000
19,235,000	Capital One Funding Corp. (Series 1999-A), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	19,235,000
10,313,000	Capital One Funding Corp. (Series 1999-B), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	10,313,000
620,000	Carpenter, Thomas E. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	620,000
1,625,000	Chandler, AZ IDA, South Bay Circuits IMR (Series 1999-B), (Comerica Bank LOC), 1.250%, 2/5/2004	1,625,000
7,045,000	Cincinnati Bible College and Seminary, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	7,045,000
4,820,000	Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 1.300%, 2/5/2004	4,820,000
942,337	Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	942,337
4,515,000	Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (KeyBank, N.A. LOC), 1.150%, 2/5/2004	4,515,000
925,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	925,000
2,270,000	Columbia County, GA Development Authority (Series 1993), (SunTrust Banks, Inc. LOC), 1.130%, 2/4/2004	2,270,000
35,000,000	Cook County, IL (Series 2002-A), 1.150%, 2/4/2004	35,000,000
7,085,000	Crane Plastics Siding LLC (Series 2000), (Bank One N.A. (Chicago) LOC), 1.170%, 2/5/2004	7,085,000
5,590,000	Cruiser Properties LLC (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	5,590,000
12,240,000	Cunat Capital Corp., (U.S. Bank N.A., Cincinnati LOC), 1.100%, 2/5/2004	12,240,000
4,890,000	Damascus Co. Ltd. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	4,890,000
15,300,000	Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.120%, 2/5/2004	15,300,000
2,910,000	Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	2,910,000
3,395,000	Double H Plastics, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.170%, 2/4/2004	3,395,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$515,000	Douglas County, GA Development Authority, Heritage Bag Project (Series 1998-B), (Wachovia Bank N.A. LOC), 1.120%, 2/5/2004	$515,000
2,450,000	EPCO Carbondioxide Products, Inc. (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.120%, 2/5/2004	2,450,000
8,230,000	Eagle Tool and Machine, (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	8,230,000
6,485,000	Elsinore Properties, LP (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	6,485,000
9,300,000	Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.250%, 2/5/2004	9,300,000
11,160,000	Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	11,160,000
2,300,000	G.M.H. Enterprises, Inc. (Series 1995), (National City Bank, Ohio LOC), 1.150%, 2/5/2004	2,300,000
14,870,000	Galasso Materials LLC and Galasso Holdings LLC (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	14,870,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-A), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	15,000,000
20,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-B), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	20,000,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-C), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	15,000,000
935,000	Gerken Materials, Inc. (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	935,000
1,240,000	Gerken Materials, Inc. (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,240,000
4,970,000	Grand Aire Express, Inc. (Series 1997), (National City Bank, Ohio LOC), 1.150%, 2/5/2004	4,970,000
24,600,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-A), (U.S. Bank N.A., Cincinnati LOC), 1.180%, 2/4/2004	24,600,000
12,825,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-B), (U.S. Bank N.A., Cincinnati LOC), 1.130%, 2/4/2004	12,825,000
1,655,000	Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,655,000
6,215,000	H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	6,215,000
710,000,000	HBOS Treasury Services PLC, 1.130% - 1.190%, 2/19/2004 - 3/24/2004	710,048,493
9,685,000	Hamilton Farm Bureau Cooperative, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.250%, 2/5/2004	9,685,000
7,160,000	Harvey A. Tolson, (U.S. Bank N.A., Cincinnati LOC), 1.200%, 2/5/2004	7,160,000
19,045,000	Healthcare Funding LLC (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	19,045,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$10,750,000	Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	$10,750,000
3,790,000	Historical Preservation Authority of Birmingham (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 2/5/2004	3,790,000
70,000,000	Huntington National Bank, Columbus, OH, 1.210% - 1.260%, 2/17/2004 - 3/17/2004	70,010,095
4,025,000	J.P. Plymouth Properties LLC (Series 1999), (Standard Federal Bank, N.A. LOC), 1.300%, 2/4/2004	4,025,000
6,315,000	J.W. Harris (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	6,315,000
3,470,000	Kings Creek Country Club, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.220%, 2/4/2004	3,470,000
2,085,000	L.H. Kroh, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.220%, 2/4/2004	2,085,000
1,085,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	1,085,000
5,165,000	Los Angeles, CA, MERLOT (Series 2000-A) (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 2/4/2004	5,165,000
51,750,000	MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	51,750,000
5,320,000	Mack Industries, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	5,320,000
510,000	Madison, WI Community Development Authority (Series 1997-B), Hamilton Point Apts., (Bank One N.A. (Chicago) LOC), 1.200%, 2/5/2004	510,000
12,525,000	Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-B), (Wachovia Bank N.A. LOC), 1.250%, 2/3/2004	12,525,000
20,210,000	Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.170%, 2/4/2004	20,210,000
5,250,000	Massachusetts HEFA, (Comerica Bank LOC), 1.250%, 2/5/2004	5,250,000
1,330,000	McClellan Management, Inc., Genoa Health Care Center Project (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.220%, 2/5/2004	1,330,000
1,620,000	Midwest Funding Corp., (Series 1991-A), Class A-1, (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	1,620,000
310,000	Midwest Funding Corp. (Series 1991-C), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	310,000
2,128,000	Midwest Funding Corp. (Series 1992-B), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	2,128,000
12,985,000	Milo C. Ritton and Superior Petroleum Co. (Series 2002), (National City Bank, Pennsylvania LOC), 1.150%, 2/5/2004	12,985,000
9,400,000	Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.120%, 2/5/2004	9,400,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,300,000	Mississippi Business Finance Corp., Choctaw Foods, Inc. (Rabobank Nederland, Utrecht LOC), 1.130%, 2/4/2004	$6,300,000
5,400,000	Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	5,400,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.050%, 2/5/2004	10,000,000
17,000,000	Mississippi Business Finance Corp. (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	17,000,000
10,790,000	Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J. P. Morgan Chase Bank LOC), 1.125%, 2/4/2004	10,790,000
12,565,000	North Oaks Partnership (Series 1998), (Lasalle Bank, N.A. LOC), 1.150%, 2/5/2004	12,565,000
45,760,000	Novant Health, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	45,760,000
4,144,000	Oceana County Freezer Storage, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.270%, 2/5/2004	4,144,000
990,000	Oceana County Freezer Storage, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	990,000
11,830,000	Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (KeyBank, N.A. LOC), 1.150%, 2/5/2004	11,830,000
1,275,000	PV Communications, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	1,275,000
6,650,000	Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 1.250%, 2/4/2004	6,650,000
6,180,000	Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.200%, 2/4/2004	6,180,000
1,580,000	R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,580,000
7,990,000	Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	7,990,000
9,840,000	Rollins College (Series 1998), (SunTrust Bank LOC), 1.130%, 2/4/2004	9,840,000
8,850,000	Rooker, J.W., (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	8,850,000
46,880,000	SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	46,880,000
20,745,000	Santa Rosa, CA, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.200%, 2/5/2004	20,745,000
4,110,000	Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.180%, 2/4/2004 - 2/11/2004	4,110,000
2,986,000	Sawmill Creek Lodge Co. (Series 1996), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	2,986,000
5,430,000	Shephard Capital LLC, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/4/2004	5,430,000
100,000,000	Societe Generale, Paris, 1.045%, 12/10/2004	99,969,778
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$8,275,000	Spira Millenium LLC (Series 2001), (Fleet National Bank LOC), 1.150%, 2/5/2004	$8,275,000
59,450,000	Spitzer Group, (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	59,450,000
4,455,000	Springfield Ltd. Partnership, (UBS AG LOC), 1.120%, 2/5/2004	4,455,000
1,460,000	St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 2/5/2004	1,460,000
2,350,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.250%, 2/5/2004	2,350,000
14,430,000	Suffolk County, NY IDA, (Fleet National Bank LOC), 1.200%, 2/4/2004	14,430,000
3,580,000	TNT Co. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	3,580,000
645,000	Trap Rock Industries, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.120%, 2/4/2004	645,000
2,325,000	Van Wyk Enterprises, Inc. (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,325,000
365,000	Van Wyk Enterprises, Inc. (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	365,000
3,075,000	Van Wyk Enterprises, Inc. (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	3,075,000
860,000	Van Wyk, Bruce M. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	860,000
9,300,000	Victor H. Hanson/Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	9,300,000
10,743,000	Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	10,743,000
647,000	Vista Funding Corp., (Bank One N.A. (Columbus) LOC), 1.160%, 2/5/2004	647,000
1,566,000	Vista Funding Corp. (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 1.160%, 2/5/2004	1,566,000
5,165,000	Vista Funding Corp. (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 1.160%, 2/5/2004	5,165,000
1,507,000	Vista Funding Corp. (Series 1995-E), (Bank One N.A. (Columbus) LOC), 1.160%, 2/5/2004	1,507,000
1,585,000	Vista Funding Corp. (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	1,585,000
1,465,000	Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 2/5/2004	1,465,000
911,431	Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	911,431
264,500,000	Wells Fargo & Co., 0.985% - 1.170%, 2/10/2004 - 3/2/2004	264,500,659
140,000,000	Wells Fargo Bank, N.A., 1.040%, 2/3/2004	140,000,000
11,550,000	Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank), 1.200%, 2/5/2004	11,550,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$1,800,000	Wexner Heritage House (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	$1,800,000
11,260,000	Whetstone Care Center LLC (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.220%, 2/5/2004	11,260,000
955,000	White Brothers Properties (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	955,000
4,300,000	Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.150%, 2/5/2004	4,300,000
5,695,000	William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,695,000
3,975,000	Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	3,975,000
35,905,000	World Wildlife Fund, Inc. (Series 2000-B), (Insured by AMBAC Financial Group, Inc.), 1.120%, 2/5/2004	35,905,000
1,820,000	YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,820,000

	TOTAL	3,439,946,135

	Brokerage--4.7%
525,000,000	Merrill Lynch & Co., Inc., 1.060% - 1.410%, 2/5/2004 - 3/4/2004	525,095,472
492,000,000	Morgan Stanley, 1.100% - 1.140%, 2/2/2004 - 3/4/2004	492,000,000
100,000,000	Morgan Stanley, Dean Witter (Series C), 1.200%, 2/16/2004	100,017,895

	TOTAL	1,117,113,367

	Electrical Equipment--0.3%
3,110,000	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.050%, 2/5/2004	3,110,000
66,387,210	Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.150%, 2/2/2004	66,387,210

	TOTAL	69,497,210

	Finance - Commercial--4.0%
505,000,000	Compass Securitization LLC, 1.050% - 1.070%, 2/9/2004 - 2/19/2004	504,987,677
436,100,000	General Electric Capital Corp., 1.179% - 1.180%, 2/9/2004 - 2/17/2004	436,100,000

	TOTAL	941,087,677

	Finance - Retail--1.3%
315,000,000	Paradigm Funding LLC, 1.060%, 2/23/2004 - 10/28/2004	315,000,000

Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Finance - Securities--3.9%
$469,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.200%, 2/2/2004 - 2/23/2004	$469,058,950
333,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.050% - 1.230%, 2/2/2004 - 3/1/2004	332,971,068
137,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.090%, 2/3/2004 - 2/17/2004	136,998,300

	TOTAL	939,028,318

	Government Agency--0.4%
7,945,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	7,945,000
47,625,000	Direct One Funding Corp., Sexton Properties LP (Series 2000), (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	47,625,000
5,350,000	Grand Pointe II Ltd. Partnership (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.100%, 2/5/2004	5,350,000
26,000,000	Student Loan Marketing Association, 1.270%, 4/26/2004	26,022,613

	TOTAL	86,942,613

	Insurance--4.0%
24,000,000	Albuquerque, NM (Series 2000-A), (MBIA Insurance Corp. INS), 1.100%, 2/4/2004	24,000,000
84,000,000	Allstate Life Insurance Co., 1.240% - 1.299%, 3/1/2004	84,000,000
40,000,000	GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	40,000,000
50,000,000	Hartford Life Insurance Co., 1.333% - 1.343%, 2/2/2004 - 3/1/2004	50,000,000
86,000,000	Jackson National Life Insurance Co., 1.190%, 2/23/2004	86,000,000
95,000,000	MBIA Global Funding LLC, (MBIA Insurance Corp. INS), 1.090%, 2/5/2004	95,000,000
105,000,000	Metropolitan Life Insurance Co., 1.291% - 1.295%, 3/5/2004 - 4/1/2004	105,000,000
117,000,000	Monumental Life Insurance Co., 1.230% - 1.313%, 2/2/2004 - 2/27/2004	117,000,000
120,000,000	New York Life Insurance Co., 1.270%, 2/27/2004	120,000,000
100,000,000	Transamerica Occidental Life Insurance Co., 1.295%, 4/30/2004	100,000,000
121,000,000	Travelers Insurance Co., 1.242% - 1.270%, 2/5/2004 - 4/1/2004	121,000,000

	TOTAL	942,000,000

	TOTAL NOTES -- VARIABLE	7,850,615,320

	TIME DEPOSITS--4.7%
	Banking--4.7%
155,000,000	Chase Manhattan Bank (USA) N.A., Wilmington, 1.000%, 2/2/2004	155,000,000
12,000,000	Credit Agricole Indosuez, 1.000%, 2/2/2004	12,000,000
105,000,000	Deutsche Bank AG, 1.062%, 2/2/2004	105,000,000
150,000,000	Marshall & Ilsley Bank, Milwaukee, 0.962%, 2/2/2004	150,000,000
Principal Amount or Shares		Value
	TIME DEPOSITS--continued
	Banking--continued
$500,000,000	National City Bank, Indiana, 1.040%, 2/2/2004	$500,000,000
100,000,000	Societe Generale, Paris, 1.062%, 2/2/2004	100,000,000
95,000,000	Westdeutsche Landesbank AG, 1.062%, 2/2/2004	95,000,000

	TOTAL TIME DEPOSITS	1,117,000,000

	MUTUAL FUNDS--0.8%
	Asset Management--0.8%
80,000,000	AIM Short-Term Investments Co. Liquid Assets Portfolio	80,000,000
75,000,000	Nations Money Market Reserves	75,000,000
40,000,000	Scudder Money Market Institutional Shares	40,000,000

	TOTAL MUTUAL FUNDS	195,000,000

	REPURCHASE AGREEMENTS--11.6%
	Banking--11.6%
$400,000,000	Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp.,1.050% dated 1/30/2004, to be repurchased at $400,035,000 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	400,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.050%, dated 1/30/2004, to be repurchased at $1,000,087,500 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/20/2034	1,000,000,000
40,000,000	Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.830% dated 1/30/2004, to be repurchased at $40,002,767 on 2/2/2004, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/15/2020	40,000,000
175,000,000	Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $175,014,438 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	175,000,000
220,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $220,016,867 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2029	220,000,000
50,000,000	Interest in $197,000,000 joint repurchase agreement with UBS Securities LLC, 0.940%., dated 1/30/2004, to be repurchased at $50,003,917 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/30/2008	50,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--continued
	Banking--continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%., dated 1/30/2004, to be repurchased at $500,043,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	$500,000,000
368,825,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $368,857,272 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	368,825,000

	TOTAL REPURCHASE AGREEMENTS	2,753,825,000

	TOTAL INVESTMENTS--103.0% (AT AMORTIZED COST)[3]	24,451,368,125

	OTHER ASSETS AND LIABILITIES - NET--(3.0)%	(716,956,177)

	TOTAL NET ASSETS--100%	$23,734,411,948

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.9%
		Finance - Automotive--0.7%
$10,852,230		Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$10,852,230
32,141,894		DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	32,141,894
11,144,770		Nissan Auto Lease Trust 2003-A, Class A1, 1.166%, 10/15/2004	11,144,770
5,526,129		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.169%, 6/15/2004	5,526,129
26,830,907		WFS Financial 2003-4 Owner Trust, Class A1, 1.140%, 11/22/2004	26,830,908

		TOTAL	86,495,931

		Finance - Equipment--0.2%
17,748,334		CIT Equipment Collateral 2003-EF1, Class A1, 1.139%, 10/15/2004	17,748,334
6,795,391		CNH Equipment Trust 2003-A, Class A1, 1.263%, 6/11/2004	6,795,391

		TOTAL	24,543,725

		TOTAL ASSET-BACKED SECURITIES	111,039,656

		CERTIFICATES OF DEPOSIT--8.5%
		Banking--8.5%
100,000,000		Abbey National Treasury Services PLC, 1.360%, 2/3/2005	99,995,000
65,000,000		BNP Paribas SA, 1.142%, 7/26/2004	64,996,074
16,000,000		Bank of Scotland, Edinburgh, 1.160%, 6/15/2004	16,000,000
138,100,000		Bayerische Hypotheken-und Vereinsbank AG, 1.080% - 1.120%, 2/23/2004 - 4/12/2004	138,100,000
75,000,000		Credit Agricole Indosuez, 1.240%, 8/4/2004	74,996,194
95,000,000		Danske Bank A/S, 1.300%, 3/3/2004	95,000,000
50,000,000		Dresdner Bank AG, Frankfurt, 1.100%, 3/9/2004	50,000,000
95,000,000		HBOS Treasury Services PLC, 1.120% - 1.180%, 3/26/2004 - 6/11/2004	95,000,000
50,000,000		Regions Bank, Alabama, 1.270%, 1/14/2005	50,000,000
75,000,000		Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 - 2/8/2005	74,994,384
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	49,994,900
25,000,000		Societe Generale, Paris, 1.305%, 3/31/2004	25,002,188
50,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	49,999,012
150,000,000		Washington Mutual Bank, 1.110% - 1.130%, 2/10/2004 - 3/9/2004	150,000,000

		TOTAL CERTIFICATE OF DEPOSIT	1,034,077,752

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--16.5%
		Banking--11.8%
$200,000,000		CDC Financial Products, Inc., 1.080%, 2/2/2004	$200,000,000
300,000,000		Deutsche Bank Securities, Inc., 1.123% - 1.193%, 2/2/2004	300,000,000
119,000,000		Greenwich Capital Markets, Inc., 1.188%, 2/2/2004	119,000,000
288,000,000		HSBC Securities, Inc., 1.163% - 1.213%, 2/2/2004	288,000,000
225,000,000		J.P. Morgan Securities, Inc., 1.163%, 2/2/2004	225,000,000
300,000,000		Wachovia Securities, Inc., 1.143%, 2/2/2004	300,000,000

		TOTAL	1,432,000,000

		Brokerage--4.7%
100,000,000		Lehman Brothers, Inc., 1.243%, 2/2/2004	100,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 1.143%, 2/2/2004	25,000,000
200,000,000		Morgan Stanley & Co., Inc., 1.143%, 2/2/2004	200,000,000
250,000,000		Salomon Smith Barney Hldg, 1.123% - 1.163%, 2/2/2004	250,000,000

		TOTAL	575,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,007,000,000

		COMMERCIAL PAPER--14.3%[1]
		Banking--4.7%
58,000,000		Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.060% - 1.070%, 2/23/2004	57,962,398
59,800,000		Citicorp, 1.050%, 4/19/2004	59,663,955
85,600,000		DePfa Bank PLC, 1.130% - 1.150%, 4/5/2004 - 10/20/2004	85,220,798
50,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 1.130%, 2/5/2004	49,993,722
200,000,000		HBOS Treasury Services PLC, 1.130% - 1.140%, 3/15/2004 - 3/22/2004	199,700,417
20,000,000		Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	19,838,428
100,000,000		Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.150%, 4/21/2004	99,744,444

		TOTAL	572,124,162

		Consumer Products--0.4%
50,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	49,970,889

		Entertainment--0.8%
100,000,000		Walt Disney Co., 1.090% - 1.170%, 2/3/2004 - 4/12/2004	99,903,451

		Finance - Automotive--1.7%
138,500,000		DaimlerChrysler North America Holding Corp., 1.250% - 1.370%, 3/10/2004 - 4/27/2004	138,222,724
25,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.170%, 6/4/2004	24,899,250
50,000,000		New Center Asset Trust, A1/P1 Series, 1.110%, 2/4/2004	49,995,375

		TOTAL	213,117,349

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--1.0%
$44,000,000		CIT Group, Inc., 1.050% - 1.060%, 4/13/2004 - 4/28/2004	$43,904,592
77,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.110%, 3/10/2004	76,909,782

		TOTAL	120,814,374

		Finance - Equipment--0.3%
36,900,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.220% - 1.240%, 2/12/2004 - 2/27/2004	36,871,426
7,000,000		John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 1.230% - 1.240%, 2/2/2004 - 2/17/2004	6,998,222

		TOTAL	43,869,648

		Finance - Retail--0.6%
36,301,000		Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 1.070%, 3/25/2004	36,243,816
33,000,000		Paradigm Funding LLC, 1.110%, 2/3/2004	32,997,965

		TOTAL	69,241,781

		Finance - Securities--2.7%
61,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.120% - 1.125%, 3/15/2004	60,918,210
25,000,000		Galaxy Funding Inc., 1.130%, 3/25/2004	24,958,410
6,000,000		Georgetown Funding Co. LLC, 1.060%, 2/26/2004	5,995,583
45,000,000		Grampian Funding LLC, 1.120%, 3/22/2004	44,930,000
73,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.150% - 1.160%, 5/28/2004 - 10/15/2004	72,525,002
117,964,000		Perry Global Funding LLC, Series A, 1.110% - 1.120%, 3/8/2004 - 3/12/2004	117,825,520

		TOTAL	327,152,725

		Food & Beverage--1.4%
105,214,000		General Mills, Inc., 1.100% - 1.180%, 2/12/2004 - 2/26/2004	105,169,641
61,000,000		Sara Lee Corp., 1.050% - 1.070%, 2/23/2004 - 3/22/2004	60,940,592

		TOTAL	166,110,233

		Machinery, Equipment, Auto--0.7%
83,500,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.180% - 1.230%, 2/2/2004 - 3/8/2004	83,456,967

		TOTAL COMMERCIAL PAPER	1,745,761,579

Principal Amount			Value
		CORPORATE NOTES--15.0%
		Brokerage--9.8%
$350,000,000		Bear Steams Master Note 1.212%, 2/2/2004	$350,000,000
250,000,000		Goldman Sachs Group, Inc., 1.180% - 1.212%, 2/2/2004 - 3/23/2004	250,000,000
202,000,000		Lehman Brothers Holdings, Inc., 1.212%, 2/2/2004	202,000,000
390,000,000		Merrill Lynch & Co., Inc., 1.212%, 2/2/2004	390,000,000

		TOTAL	1,192,000,000

		Finance - Securities--4.5%
426,200,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.430%, 2/5/2004 - 2/9/2005	426,192,688
100,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% - 1.290%, 4/15/2004 - 10/15/2004	99,994,734
20,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004	19,999,634

		TOTAL	546,187,056

		Municipal--0.3%
33,000,000		Hudson County, NJ, 1.700%, 9/23/2004	33,010,226

		Telecommunications-0.4%
50,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	50,498,805

		TOTAL CORPORATE NOTES	1,821,696,087

		GOVERNMENT AGENCIES-6.5%
		Government Agency--6.5%
201,500,000		Federal Home Loan Bank System, 1.250% - 1.470%, 2/28/2004 - 8/18/2004	201,500,000
269,784,000		Federal Home Loan Mortgage Corp., 1.110% - 5.250%, 2/15/2004 - 9/9/2005	270,755,741
323,846,000		Federal National Mortgage Association, 1.120% - 1.500%, 2/4/2004 - 9/24/2004	323,832,864

		TOTAL GOVERNMENT AGENCIES	796,088,605

		LOAN PARTICIPATION--1.2%
		Chemicals--0.2%
25,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.320%, 8/31/2004	25,000,000

		Finance - Automotive--0.8%
10,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.550%, 2/2/2004	9,999,569
84,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.670%, 2/2/2004	83,996,103

		TOTAL	93,995,672

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Finance - Commercial--0.2%
$30,200,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	$30,200,000

		TOTAL LOAN PARTICIPATION	149,195,672

		MUNICIPAL-0.0%
		Banking--0.0%
745,000		Colorado Health Facilities Authority, Series B, (Bank One N.A. Chicago LOC), 1.210%, 2/5/2004	745,000

		NOTES - VARIABLE--31.4%[2]
		Banking--18.5%
4,340,000		4 C's LLC, Series 1998, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	4,340,000
2,710,000		AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,710,000
4,885,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.331%, 2/6/2004	4,885,000
5,775,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,775,000
142,500		Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank of Alabama, Birmingham LOC), 1.181%, 2/6/2004	142,500
90,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 2/5/2004	90,000
2,000,000		Alexander Development I, LLC, Series 2003, (Union Planters Bank, N.A., Memphis, TN LOC), 1.400%, 2/5/2004	2,000,000
1,066,000		American Health Care Centers, Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 1.150%, 2/5/2004	1,066,000
1,950,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,950,000
8,500,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,500,000
3,780,000		BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	3,780,000
5,445,000		BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	5,445,000
4,840,000		Baramax LLC, Series 2002, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.300%, 2/4/2004	4,840,000
7,455,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	7,455,000
1,155,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,155,000
5,990,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	5,990,000
254,000,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 2/27/2004	254,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$92,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 2/26/2004	$92,000,000
27,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 2/23/2004	27,000,000
1,960,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,960,000
2,140,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,140,000
7,350,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.200%, 2/6/2004	7,350,000
9,500,000		Brittany Bay Partners II Ltd., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 2/5/2004	9,500,000
6,325,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	6,325,000
2,849,000		CC Properties LLC, Series 2002 A, Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,849,000
3,644,000		CC Properties LLC, Series 2002 B, Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,644,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.270%, 2/5/2004	8,725,000
1,460,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	1,460,000
12,573,000		Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	12,573,000
17,383,000		Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	17,383,000
6,194,000		Capital One Funding Corp., Series 1996-C, (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	6,194,000
3,600,000		Cattail Creek Country Club, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	3,600,000
6,200,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.220%, 2/5/2004	6,200,000
5,110,000		Century Drive Associates, Series 2001, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.250%, 2/4/2004	5,110,000
20,750,000		Charlie N. McGlamry, Series 2003, (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	20,750,000
4,200,000		Christian Life Assembly of the Assemblies of God, Series 2003, (Fulton Bank LOC), 1.250%, 2/5/2004	4,200,000
12,095,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	12,095,000
5,040,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.150%, 2/5/2004	5,040,000
4,850,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.171%, 2/5/2004	4,850,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,650,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	$3,650,000
7,000,000		Commercial Contractors, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	7,000,000
8,850,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.281%, 2/6/2004	8,850,000
1,525,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,525,000
6,970,000		Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	6,970,000
9,025,000		Cullman Shopping Center, Inc., Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	9,025,000
4,570,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One N.A. (Chicago) LOC), 1.200%, 2/5/2004	4,570,000
5,310,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	5,310,000
6,860,000		Dewberry IV LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	6,860,000
7,595,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	7,595,000
55,000		Edgefield County, SC, Series 1997, (Bondex Inc Project), (HSBC Bank USA LOC), 1.300%, 2/5/2004	55,000
3,770,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,770,000
4,365,000		Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	4,365,000
3,335,000		First Baptist Church of Mt. Olive, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,335,000
5,559,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,559,000
8,505,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	8,505,000
3,203,000		Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,203,000
1,140,000		Franklin County, PA IDA, Series 2001B, Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	1,140,000
3,505,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,505,000
2,021,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,021,000
3,080,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	3,080,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.100%, 2/5/2004	5,825,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,290,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	$3,290,000
7,210,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.250%, 2/5/2004	7,210,000
14,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.180%, 2/4/2004	14,700,000
1,975,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.130%, 2/4/2004	1,975,000
1,020,000		Guilford Capital LLC, Series 2002 -- D, (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	1,020,000
3,335,000		Guilford Capital LLC, Series 2002 -- E, (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	3,335,000
8,965,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.100%, 2/5/2004	8,965,000
322,000,000		HBOS Treasury Services PLC, 1.090% - 1.190%, 2/2/2004 - 3/24/2004	322,028,096
8,580,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,580,000
1,700,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,700,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	8,500,000
12,600,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	12,600,000
4,540,000		Hazlet Manor Associates, Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	4,540,000
9,185,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	9,185,000
8,865,000		Healthcare Network Properties LLC, Series A, (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	8,865,000
23,000,000		Huntington National Bank, Columbus, OH, 1.060%, 2/12/2004	22,999,304
9,510,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	9,510,000
875,000		Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	875,000
3,700,000		Indian Hills Country Club, Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,700,000
995,000		J.W. Harris, Series 1999 & 2000, (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	995,000
14,690,000		JFK Family Borrowing, LLP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	14,690,000
6,200,000		Jack W. Kidd, Series 2003, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	6,200,000
7,281,290		Katie Realty LLC, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	7,281,290
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,185,000		Kenwood Country Club, Inc., 5.10 Series 1999, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	$4,185,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.400%, 2/5/2004	4,000,000
6,720,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/6/2004	6,720,000
3,045,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	3,045,000
4,970,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,970,000
264,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.240%, 3/29/2004	264,000,000
5,005,000		Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank of Alabama, Birmingham LOC), 1.331%, 2/6/2004	5,005,000
4,250,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 2/5/2004	4,250,000
12,000,000		Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	12,000,000
3,645,000		Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,645,000
21,205,000		Maryland State Economic Development Corp., Series 1997, Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	21,205,000
16,000,000		Maryland State Economic Development Corp., Series 2001 A, Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	16,000,000
6,120,000		Maryland State Economic Development Corp., Shire Us Inc., Series 2000 A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	6,120,000
2,980,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	2,980,000
3,560,000		McClatchy-Avondale Corp., Series1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	3,560,000
11,025,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	11,025,000
7,190,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.181%, 2/6/2004	7,190,000
10,700,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.100%, 2/5/2004	10,700,000
4,315,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	4,315,000
3,110,000		Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.100%, 2/5/2004	3,110,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$10,025,000		Mountain Christian Church, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	$10,025,000
3,935,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,935,000
7,175,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 2/5/2004	7,175,000
3,120,000		Oaklawn Hospital, MI, Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.200%, 2/4/2004	3,120,000
4,920,000		Old South Country Club, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	4,920,000
7,100,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	7,100,000
19,040,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.170%, 2/5/2004	19,040,000
2,736,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,736,500
8,250,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.120%, 2/5/2004	8,250,000
15,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.170%, 2/5/2004	15,000,000
5,500,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	5,500,000
8,365,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,365,000
3,147,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	3,147,000
8,100,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,100,000
41,100,000		Riderwood Village, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.150%, 2/5/2004	41,100,000
3,460,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	3,460,000
1,300,000		Room One Corp., Series 2001, (Fulton Bank LOC), 1.500%, 2/6/2004	1,300,000
55,000,000		Royal Bank of Canada, Montreal, 1.080%, 2/10/2004	55,000,000
650,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.150%, 2/5/2004	650,000
20,315,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	20,315,000
19,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	19,000,000
8,535,000		Smith Land Improvement Corp., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	8,535,000
80,000,000		Societe Generale, Paris, 1.040% - 1.045%, 2/10/2004 - 2/27/2004	79,982,444
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,900,000		Southeastern Partners Realty I, II, III, Series 2003, (Bank of North Georgia LOC), 1.220%, 2/5/2004	$4,900,000
4,265,000		Southwest Atlanta E.O.C., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 2/5/2004	4,265,000
15,590,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.250%, 2/4/2004	15,590,000
7,765,000		Spencer Cos., Inc., Series 2001, (First Commercial Bank, Birmingham, AL LOC), 1.250%, 2/5/2004	7,765,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.100%, 2/5/2004	3,200,000
1,470,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,470,000
5,780,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	5,780,000
500,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	500,000
1,575,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	1,575,000
10,960,000		Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	10,960,000
10,300,000		Test Associates, Series 2002, (Fulton Bank LOC), 1.250%, 2/5/2004	10,300,000
4,665,000		Thomas Pipe and Steel LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,665,000
4,000,000		Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.270%, 2/5/2004	4,000,000
5,260,000		Town Development, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	5,260,000
3,300,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.300%, 2/6/2004	3,300,000
1,300,000		Village Green Finance Co. LLC, Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	1,300,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, Series 2000, (Lasalle Bank, N.A. LOC), 1.170%, 2/4/2004	12,360,000
69,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.160%, 2/5/2004	69,000
2,775,000		Vulcan, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,775,000
12,250,000		WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.250%, 2/5/2004	12,250,000
9,267,500		WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	9,267,500
4,920,000		WMMT Properties LP, Series 2003, (FirstMerit Bank, N.A. LOC), 1.170%, 2/5/2004	4,920,000
112,000,000		Wells Fargo & Co., 1.120% - 1.170%, 2/2/2004 - 2/17/2004	112,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$65,000,000		Wells Fargo Bank, N.A., 1.040%, 2/2/2004	$65,000,000
7,005,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	7,005,000
14,990,000		William Hill Manor, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	14,990,000
7,830,000		Wilsbach Distributors, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.200%, 2/4/2004	7,830,000
8,375,000		York County, PA IDA, Series 2003-B, 1.180%, 2/5/2004	8,375,000
65,000		York County, PA IDA, U L Holdings, LLC, Series 2000 B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	65,000
16,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	16,800,000

		TOTAL	2,255,850,634

		Brokerage--3.2%
196,500,000		Merrill Lynch & Co., Inc., 1.100% - 1.350%, 2/2/2004 -- 3/4/2004	196,522,354
195,000,000		Morgan Stanley, 1.100% - 1.140%, 2/2/2004 -- 3/4/2004	195,000,000

		TOTAL	391,522,354

		Finance - Automotive--0.4%
44,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.664%, 4/1/2004	43,875,497

		Finance - Commercial--2.1%
90,000,000		Compass Securitization LLC, 1.050% - 1.060%, 2/9/2004 - 2/17/2004	89,998,020
169,000,000		General Electric Capital Corp., 1.179% - 1.180%, 2/17/2004 - 3/9/2004	169,000,000

		TOTAL	258,998,020

		Finance - Retail--2.0%
43,000,000		AFS Insurance Premium Receivables Trust, Series 1994-A, 1.656%, 2/17/2004	43,000,000
50,000,000		Holmes Financing (No. 7) PLC, A1, 1.060%, 2/16/2004	50,000,000
103,000,000		Paradigm Funding LLC, 1.080%, 2/6/2004	103,000,000
50,000,000		Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 2/10/2004	50,000,000

		TOTAL	246,000,000

		Finance - Securities--2.0%
105,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.055% - 1.150%, 2/2/2004 - 2/23/2004	105,008,812
115,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.050% - 1.080%, 2/2/2004 - 2/16/2004	114,986,650
25,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.090%, 2/2/2004	24,999,986

		TOTAL	244,995,448

Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--3.2%
$12,000,000		Allstate Life Insurance Co., 1.240%, 2/2/2004	$12,000,000
110,000,000		GE Capital Assurance Co., 1.120% - 1.290%, 2/2/2004 - 2/10/2004	110,000,000
20,000,000		GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	20,000,000
25,000,000		Hartford Life Insurance Co., 1.333% - 1.343%, 2/2/2004 - 3/1/2004	25,000,000
15,000,000		Jackson National Life Insurance Co., 1.190%, 2/23/2004	15,000,000
45,000,000		Metropolitan Life Insurance Co., 1.291% - 1.295%, 4/1/2004 - 5/3/2004	45,000,000
35,000,000		Monumental Life Insurance Co., 1.270% - 1.313%, 2/27/2004 - 4/1/2004	35,000,000
50,000,000		New York Life Insurance Co., 1.270%, 2/27/2004	50,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.295%, 4/30/2004	25,000,000
50,000,000		Travelers Insurance Co., 1.280%, 3/5/2004	50,000,000

		TOTAL	387,000,000

		TOTAL NOTES - VARIABLE	3,828,241,953

		MUTUAL FUND--0.8%
		Asset Management--0.8%
100,000,000		Nations Cash Reserves	100,000,000

		TIME DEPOSIT--2.5%
		Banking--2.5%
$100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.063%, 2/2/2004	100,000,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 0.963%, 2/2/2004	100,000,000
100,000,000		Societe Generale, Paris, 1.063%, 2/2/2004	100,000,000

		TOTAL TIME DEPOSIT	300,000,000

		REPURCHASE AGREEMENTS--4.7%
200,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $200,017,500 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	200,000,000
100,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $100,008,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	100,000,000
75,000,000		Interest in $75,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchase at $75,006,188 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	75,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS-continued
$10,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $10,000,767 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	$10,000,000
182,371,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $182,386,957 on 2/2/2004, collateralized by U.S. Government Obligations with various maturities to 12/1/2033	182,371,000

		TOTAL REPURCHASE AGREEMENTS	567,371,000

		TOTAL INVESTMENTS--102.3% (AT AMORTIZED COST)[4]	12,461,217,304

		OTHER ASSETS AND LIABILITIES - NET--(2.3)%	(282,882,293)

		TOTAL NET ASSETS--100%	$12,178,335,011

1 Each issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2004, these securities amounted to $264,000,000 which represents 2.2% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1%[1]
		Alabama--4.1%
$1,000,000		Alabama HFA Single Family (Series 2000A),Turtle Lake, Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$1,000,000
8,000,000		Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,000,000
500,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
715,000		Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)	715,000
13,000,000		Birmingham, AL Airport Authority (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	13,000,000
14,000,000		Birmingham, AL Downtown Redevelopment Authority (Series 2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	14,000,000
66,500,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	66,500,000
3,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,500,000
10,000,000		Huntsville, AL Special Care Facilities Financing Authority (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	10,000,000
21,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-2), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	21,000,000
14,600,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-4), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Bank of New York LIQ)	14,600,000
15,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-5), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(State Street Bank and Trust Co. LIQ)	15,000,000
10,500,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-7), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	10,500,000
10,450,000		Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	10,450,000
9,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	9,000,000
48,700,000		Jefferson County, AL Sewer System, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Bank of America N.A. LIQ)	48,700,000
30,300,000		Jefferson County, AL Sewer System, Warrants (Series C-6), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	30,300,000
15,400,000		Jefferson County, AL Sewer System, Warrants (Series C-7), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Regions Bank, Alabama LIQ)	15,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$6,475,000		Jefferson County, AL, (PT-1772), Weekly VRDNs (MBIA Insurance Corp. INS)/(Westdeutsche Landesbank AG LIQ)	$6,475,000
360,000		Magnolia Ridge Improvement District, AL (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	360,000
4,465,000		Marshall County, AL, Special Obligation School Refunding Warrants (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	4,465,000
10,000,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	10,000,000
2,500,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	2,500,000
22,500,000		Montgomery, AL ALAHA Special Care Facilities Financing Authority (Series 2003A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama LOC)	22,500,000
2,750,000		Port City Medical Clinic Board of Mobile, AL (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,750,000
1,000,000		Port City Medical Clinic Board of Mobile, AL (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	1,000,000
3,597,000		Tuscaloosa County, AL Automotive Corridor IDA (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,597,000
940,000		Tuscaloosa County, AL Port Authority (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	940,000

		TOTAL	346,752,000

		Alaska--0.3%
4,675,000		Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,675,000
230,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	230,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,000,000

		TOTAL	25,905,000

		Arizona--1.0%
1,250,000		Apache County, AZ IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
12,000,000		Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	12,000,000
1,700,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	1,700,000
4,000,000		Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	$3,000,000
5,925,000		Chandler, AZ IDA (Series 2000), Weekly VRDNs (River Ranch Apartments)/(FHLMC LOC)	5,925,000
2,500,000		Glendale, AZ IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
18,000,000		Maricopa County, AZ Community College District, (PT-388), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	18,000,000
2,250,000		Maricopa County, AZ Community College District (Series 1994D), 4.00% Bonds, 7/1/2004	2,278,107
12,170,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	12,170,000
2,450,000		Phoenix, AZ IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,450,000
5,550,000		Pima County, AZ IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	5,550,000
4,990,000		Pima County, AZ IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	4,990,000
1,500,000		Sierra Vista, AZ IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,500,000
4,000,000		Tempe, AZ IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	4,000,000
4,000,000		Tucson, AZ IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	4,000,000

		TOTAL	85,313,107

		Arkansas--0.1%
11,495,000		Fayetteville, AR Public Facilities Board (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank N.A., Cincinnati LOC)	11,495,000

		California--6.0%
9,400,000		Antelope Valley, CA Healthcare District (Series 2002A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	9,400,000
15,440,000		California Capital Projects Financing Authority (Series 2002), Variable Rate Demand Certificates of Participation, Weekly VRDNs (Livermore, CA)/(AMBAC INS)/(Dexia Credit Local LIQ)	15,440,000
16,500,000		California State Department of Water Resources Power Supply Program (Series 2002B-3), Daily VRDNs (Bank of New York LOC)	16,500,000
36,950,000		California State Department of Water Resources Power Supply Program (Series 2002C-1), Weekly VRDNs (Dexia Credit Local LOC)	36,950,000
6,500,000		California State Department of Water Resources Power Supply Program (Series 2002C-2), Weekly VRDNs (AMBAC INS)/( Westdeutsche Landesbank AG LIQ)	6,500,000
11,550,000		California State Department of Water Resources Power Supply Program (Series 2002C-3), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	11,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$34,500,000		California State Department of Water Resources Power Supply Program (Series 2002C-9), Weekly VRDNs (Citibank N.A., New York LOC)	$34,500,000
12,000,000		California State Department of Water Resources Power Supply Program (Series 2003), FR/RI-L12, Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
117,350,000		California State, RAWs (Series 2003), FR/RI-L19J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	117,350,000
62,500,000		California State (Series 2003-04 A-6), 2.00% RANs (DePfa Bank PLC LOC), 6/23/2004	62,726,242
62,250,000	[2]	California State, RAWs (Series 2003), FR/RI-F8J, 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/16/2004	62,250,000
103,750,000	[2]	California State, RAWs (Series 2003), FR/RI-F11J, 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/23/2004	103,750,000
9,000,000		California Statewide Communities Development Authority (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	9,000,000
9,960,000		California Statewide Communities Development Authority (Series 2003C), Weekly VRDNs (Kaiser Permanente)	9,960,000

		TOTAL	507,876,242

		Colorado--0.3%
3,270,000		Colorado Health Facilities Authority (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One N.A. (Chicago) LOC)	3,270,000
1,325,000		Denver (City & County), CO, 1.60% TOBs (Blake Street Compendium)/(KeyBank, N.A. LOC), Optional Tender 12/15/2004	1,325,000
4,000,000		Holland Creek Metropolitan District, CO (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	4,000,000
5,000,000		Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000,000
13,170,000		Westminster, CO, (PT-467) Weekly VRDNs (Cascade Village Apartments)/(FHLMC GTD)/(FHLMC LIQ)	13,170,000

		TOTAL	26,765,000

		Connecticut--1.8%
5,000,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,000,000
69,185,000		Connecticut State HFA (Series 2002D-1), Weekly VRDNs (AMBAC INS)/(Federal Home Loan Bank of Boston LIQ)	69,185,000
7,700,000		Connecticut State (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,700,000
51,180,000		Connecticut State Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-1), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	51,180,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$17,825,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	$17,825,000

		TOTAL	150,890,000

		District of Columbia--1.3%
16,935,000		District of Columbia (Series 1985), Weekly VRDNs (American University)/(AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	16,935,000
35,620,000		District of Columbia (Series 1998C), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of America N.A. LIQ)	35,620,000
6,635,000		District of Columbia (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)	6,635,000
5,765,000		District of Columbia (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,765,000
16,330,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	16,330,000
9,000,000		District of Columbia (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	9,000,000
16,900,000		District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	16,900,000
3,575,000		District of Columbia Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	3,575,000

		TOTAL	110,760,000

		Florida--5.8%
10,000,000		Brevard County, FL Educational Facilities Authority (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	10,000,000
26,075,000		Broward County, FL (Series A), 1.05% CP (Dexia Credit Local LIQ), Mandatory Tender 2/5/2004	26,075,000
6,100,000		Broward County, FL HFA (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,100,000
31,850,000		Dade County, FL IDA (Series 1993), Daily VRDNs (Florida Power & Light Co.)	31,850,000
31,765,000		Dade County, FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ)	31,765,000
6,000,000		Davie, FL (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC)	6,000,000
10,460,000		Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	10,460,000
19,000,000		Florida Gulf Coast University Financing Corp. (Series 2003), Weekly VRDNs (Florida Gulf Coast University)/(Wachovia Bank N.A. LOC)	19,000,000
9,000,000	[2]	Florida Housing Finance Corp., (PT-481), 1.30% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 7/2/2004	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$30,100,000		Highlands County, FL Health Facilities Authority (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	$30,100,000
39,045,000		Highlands County, FL Health Facilities Authority (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	39,045,000
24,835,000		Highlands County, FL Health Facilities Authority (Series 1997A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	24,835,000
12,005,000		Highlands County, FL Health Facilities Authority (Series 2003B), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	12,005,000
11,300,000		Hillsborough County, FL IDA (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	11,300,000
31,000,000		JEA, FL Electric System, Subordinate Revenue Bonds (Series 2000A), Daily VRDNs (Westdeutsche Landesbank AG LIQ)	31,000,000
8,550,000		JEA, FL Electric System, Subordinate Revenue Bonds (Series 2001B), Daily VRDNs	8,550,000
5,000,000		Jacksonville, FL Economic Development Commission (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC)	5,000,000
6,000,000		Lee County, FL IDA (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	6,000,000
10,000,000		Lee County, FL IDA (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	10,000,000
6,925,000		Manatee County, FL HFA (Series 1990A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,925,000
3,030,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC)	3,030,000
10,250,000		Orange County, FL IDA (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
11,800,000		Palm Beach County, FL (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	11,800,000
5,000,000		Pasco County, FL School Board, Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
4,370,000		Pinellas County, FL Health Facility Authority (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC)	4,370,000
7,800,000		Santa Rosa County, FL Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC)	7,800,000
11,100,000		Sarasota, FL (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank LOC)	11,100,000
64,950,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	64,950,000
7,200,000		St. Petersburg, FL HFA (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	7,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$8,805,000		Volusia County, FL Education Facility Authority (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	$8,805,000
14,620,000		Volusia County, FL Health Facilities Authority (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	14,620,000
5,900,000		West Orange, FL Healthcare District (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000

		TOTAL	489,835,000

		Georgia--4.5%
4,000,000		Augusta, GA HFA (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
29,765,000		Burke County, GA Development Authority, PCRBs (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	29,765,000
4,000,000		Chatham County, GA, General Obligation Sales Tax Bonds (Series 2003), 3.00% TOBs, Mandatory Tender 4/1/2004	4,013,327
3,900,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ)	3,900,000
5,300,000		Columbus, GA Hospital Authority (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,300,000
3,445,000		De Kalb County, GA Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,445,000
15,250,000		De Kalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)	15,250,000
7,065,000		Fulco, GA Hospital Authority (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	7,065,000
1,400,000		Fulton County, GA Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,400,000
6,000,000		Fulton County, GA Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
16,245,000	[2]	Fulton County, GA Housing Authority, (PT-469), 0.95% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	16,245,000
9,000,000		Fulton County, GA Housing Authority (Series 1996), Weekly VRDNs (Hampton Hills Apartments)/(FHLMC LOC)	9,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
10,500,000		Gainesville, GA Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	10,500,000
23,835,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	23,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$12,200,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$12,200,000
8,745,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	8,745,000
26,000,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	26,000,000
52,150,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	52,150,000
36,815,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	36,815,000
22,000,000		Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	22,000,000
25,310,000		Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	25,310,000
1,200,000		Gwinnett County, GA IDA (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,200,000
35,215,000		Municipal Electric Authority of Georgia (Series 1994 E), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	35,215,000
4,100,000		Municipal Electric Authority of Georgia (Series 1994D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	4,100,000
6,000,000		Oconee County, GA IDA (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
9,795,000		Rockdale County, GA Hospital Authority (Series 2002), Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(SunTrust Bank LOC)	9,795,000

		TOTAL	381,448,327

		Hawaii--0.9%
13,250,000		Hawaii State Department of Budget & Finance (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	13,250,000
9,920,000		Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,920,000
50,100,000		Honolulu, HI City & County (Series 2001C), 1.18% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/2/2004	50,100,000
4,500,000		Honolulu, HI City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,500,000

		TOTAL	77,770,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--8.3%
$11,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-13), 1.25% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	14,705,000
14,285,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,285,000
5,885,000		Channahon, IL (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	5,885,000
3,115,000		Channahon, IL (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	3,115,000
6,200,000		Chicago, IL Board of Education, MERLOTS (Series 2001A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000		Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
4,075,000		Chicago, IL Board of Education, (PT-1704), Weekly VRDNs (MBIA Insurance Corp. INS)/(Westdeutsche Landesbank AG LIQ)	4,075,000
4,260,000		Chicago, IL Board of Education, (PT-1705), Weekly VRDNs (MBIA Insurance Corp. INS)/(Westdeutsche Landesbank AG LIQ)	4,260,000
15,500,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	15,500,000
5,355,000		Chicago, IL Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,355,000
4,980,000		Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,980,000
2,200,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,200,000
3,300,000		Chicago, IL (Series 2003 B-1), Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	3,300,000
7,865,000		Chicago, IL, MERLOTS (Series 2002A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,865,000
20,000,000		Chicago, IL, MERLOTS (Series 1997V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000		Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,640,000
6,695,000	[2]	Chicago, IL, MERLOTS (Series 2001 A33), 1.25% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,695,000
24,995,000		Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
2,005,000	[2]	Cook County, IL Community College District No. 508, MERLOTS (Series 2001A 4), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$38,350,000		Cook County, IL (Series 2002B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	$38,350,000
9,755,000	[2]	DuPage County, IL, MERLOTS (Series 2000-A9), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	9,755,000
5,810,000	[2]	DuPage County, IL, MERLOTS (Series 2001-A74), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	5,810,000
12,885,000		Freeport, IL (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank N.A., Cincinnati LOC)	12,885,000
3,900,000		Galesburg, IL (Series 1996), Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	3,900,000
7,500,000		Hopedale Village, IL (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One N.A. (Chicago) LOC)	7,500,000
7,000,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (North Shore Senior Center)/(Bank One N.A. (Chicago) LOC)	7,000,000
4,300,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,300,000
2,500,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St Ignatius College Prep.)/(Bank One N.A. (Chicago) LOC)	2,500,000
1,000,000		Illinois Development Finance Authority (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
2,400,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Burpee Museum of Natural History)/(Bank One N.A. (Chicago) LOC)	2,400,000
14,800,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Lyric Opera of Chicago)/(Bank One N.A. (Chicago), Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	14,800,000
2,040,000		Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,040,000
103,150,000		Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	103,150,000
8,505,000		Illinois Health Facilities Authority (Series 1998B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	8,505,000
37,000,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(Bank One N.A. (Chicago) LIQ)	37,000,000
10,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	10,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	4,500,000
105,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)	105,000,000
5,565,000		Illinois State, (PT-1760), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	5,565,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$9,995,000		Illinois State, (PT-380), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$9,995,000
2,000,000		Illinois State, 4.90% Bonds, 8/1/2004	2,038,416
5,955,000		Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	5,955,000
25,000,000		Indiana Health Facility Financing Authority (Series 2001A-4), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	25,000,000
22,000,000		Indiana Health Facility Financing Authority (Series A-3), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	22,000,000
8,500,000		Lombard, IL (Series 2000), Clover Creek Apartments, Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	8,500,000
8,245,000		Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	8,245,000
7,200,000		Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	7,200,000
15,200,000		Regional Transportation Authority, IL, (PT-1833), Weekly VRDNs (FGIC INS)/(Westdeutsche Landesbank AG LIQ)	15,200,000
4,955,000		Regional Transportation Authority, IL (Series 2001A-73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,955,000
3,780,000		Regional Transportation Authority, IL, MERLOTS (Series 2001A-86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,780,000
10,845,000		Regional Transportation Authority, IL, MERLOTS (Series 2002A-23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,845,000
9,965,000		Regional Transportation Authority, IL, MERLOTS (Series 2002A-24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,965,000
8,940,000		Regional Transportation Authority, IL, MERLOTS (Series 2002A-41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,940,000
2,260,554		Village of Gilberts, IL Special Service Area No. 10, Timber Trails Project (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	2,260,554

		TOTAL	704,398,970

		Indiana--3.2%
18,615,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/ (Series 2002-7), 1.20% TOBs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/12/2004	18,615,000
4,365,000		Anderson, IN (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,365,000
15,425,000		Elkhart, IN, Community Schools, 2.00% TANs, 6/30/2004	15,442,227
5,725,000		Fort Wayne, IN (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend, Inc.)/(Bank One N.A. (Chicago) LOC)	5,725,000
8,155,000		Franklin, IN (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,155,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$102,500,000		Indiana Bond Bank, 2.00% TANs (Bank of New York LOC), 1/25/2005	$103,394,525
885,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One N.A. (Chicago) LOC)	885,000
8,365,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC)	8,365,000
14,260,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(Bank One N.A. (Chicago) LOC)	14,260,000
5,300,000		Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,300,000
2,900,000		Indianapolis, IN EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,900,000
36,470,000		Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	36,470,000
7,630,000		Indianapolis, IN (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,630,000
8,000,000		Lawrence, IN EDRB (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,000,000
1,935,000		Linton, IN (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,935,000
1,935,000		St. Joseph County, IN (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(KeyBank, N.A. LOC)	1,935,000
10,395,000		St. Joseph County, IN (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(KeyBank, N.A. LOC)	10,395,000
4,000,000		Vigo County, IN, EDRB (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
6,590,000		Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,590,000
6,105,000		Winona Lake, IN (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank N.A., Cincinnati LOC)	6,105,000

		TOTAL	270,466,752

		Kansas--0.6%
10,405,000		Kansas State Department of Transportation, (PT-384), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,405,000
3,800,000		Salina, KS (Series 2003-1), 2.00% BANs, 8/1/2004	3,818,630
40,000,000		Unified Government of Wyandotte County/Kansas City, KS (Series 2003I), 1.35% BANs, 2/1/2004	39,991,600

		TOTAL	54,215,230

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--0.6%
$210,000		Boone County, KY Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	$210,000
11,590,000		Henderson County, KY (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC)	11,590,000
7,500,000		Jefferson County, KY (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
9,385,000		Kentucky Economic Development Finance Authority (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	9,385,000
3,965,000		Kentucky Economic Development Finance Authority (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(National City Bank, Ohio LIQ)	3,965,000
2,000,000		Kentucky State Property & Buildings Commission, Project No. 77, 3.00% Bonds (MBIA Insurance Corp. INS), 8/1/2004	2,019,218
12,167,500		Kentucky Turnpike Authority, Floater Certificates (Series 2001-567), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	12,167,500

		TOTAL	46,836,718

		Louisiana--0.6%
12,490,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT),(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,490,000
17,400,000		Calcasieu Parish, LA, IDB (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	17,400,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(Bank One N.A. (Columbus) LOC)	5,700,000
4,650,000		Louisiana State University and Agricultural and Mechanical College (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,650,000

		TOTAL	48,240,000

		Maine--0.2%
11,055,000		Maine Health & Higher Educational Facilities Authority (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ)	11,055,000
4,000,000		School Administrative District No. 51, ME (Series B), 1.75% BANs, 10/15/2004	4,019,436

		TOTAL	15,074,436

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--3.3%
$19,400,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 1.09% TOBs (Baltimore, MD)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	$19,400,000
11,400,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	11,400,000
8,600,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,600,000
3,275,000		Baltimore County, MD (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,275,000
1,750,000		Baltimore, MD (1988 Issue) Weekly VRDNs (University West LP)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,750,000
5,500,000		Calvert County, MD EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	5,500,000
9,290,000		Carroll County, MD (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	9,290,000
9,500,000		Frederick County, MD (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,500,000
1,000,000		Harford County, MD (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,000,000
5,050,000		Howard County, MD (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,050,000
2,550,000		Howard County, MD (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,550,000
15,100,000		Howard County, MD (Series 2002A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	15,100,000
3,000,000		Maryland Industrial Development Financing Authority (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
30,500,000		Maryland State Community Development Administration (Series 2003D), 1.17% TOBs 12/21/2004	30,500,000
13,900,000	[2]	Maryland State Community Development Administration, (PT-123), 1.20% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/18/2004	13,900,000
4,150,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,150,000
4,000,000		Maryland State Economic Development Corp. (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,000,000
7,000,000		Maryland State Economic Development Corp. (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$5,400,000		Maryland State Economic Development Corp. (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC)	$5,400,000
1,848,500		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,848,500
5,700,000		Maryland State Health & Higher Educational Facilities Authority (Series 1985A), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	5,700,000
10,175,000		Maryland State Health & Higher Educational Facilities Authority (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	10,175,000
5,220,000		Maryland State Health & Higher Educational Facilities Authority (Series 1996B), Weekly VRDNs (Loyola College in Maryland, Inc.)/ (MBIA Insurance Corp. INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ)	5,220,000
1,845,000		Maryland State Health & Higher Educational Facilities Authority (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,845,000
5,965,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,965,000
4,900,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	4,900,000
6,900,000		Maryland State Health & Higher Educational Facilities Authority (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	6,900,000
10,250,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	10,250,000
14,315,000		Maryland State Health & Higher Educational Facilities Authority (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,315,000
8,605,000		Maryland State Health & Higher Educational Facilities Authority (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,605,000
5,675,000		Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	5,675,000
15,000,000		Montgomery County, MD EDRB, Weekly VRDNs (Howard Hughes Medical Institute)	15,000,000
13,000,000		Montgomery County, MD EDRB (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	13,000,000
2,044,000		Montgomery County, MD Housing Opportunities Commission (Series 1998 I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,044,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$2,670,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$2,670,000
5,000,000		Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000

		TOTAL	279,477,500

		Massachusetts--3.7%
22,999,000		Ashburnham - Westminster, MA Regional School District, 1.75% BANs, 6/18/2004	23,060,506
21,400,000		Blackstone-Milville, MA Regional School District, 1.30% BANs, 7/15/2004	21,430,384
8,672,052		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	8,672,052
2,100,000		Commonwealth of Massachusetts (Series 1997B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,100,000
18,110,000		Commonwealth of Massachusetts (Series 2001B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	18,110,000
7,000,000		Dennis-Yarmouth, MA Regional School District, 2.00% BANs, 11/10/2004	7,044,997
9,000,000		Dighton-Rehobeth, MA Regional School District, 1.75% BANs, 6/4/2004	9,021,094
8,380,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	8,422,714
15,000,000		Freetown-Lakeville, MA Regional School District, 2.00% BANs, 10/22/2004	15,099,762
10,000,000		Gateway, MA Regional School District, 2.25% BANs, 5/5/2004	10,025,341
10,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	10,067,694
7,900,000		Marion, MA, 1.75% BANs, 9/24/2004	7,933,808
6,600,000		Massachusetts Bay Transportation Authority (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,600,000
4,500,000		Massachusetts Development Finance Agency (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	4,500,000
27,000,000		Massachusetts HEFA (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	27,000,000
6,000,000		Massachusetts HEFA (Series A), Weekly VRDNs (University of Massachusetts)/(Dexia Credit Local LOC)	6,000,000
2,450,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,450,000
1,627,500		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	1,627,500
20,875,000		Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	20,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$21,800,000		Massachusetts Water Resources Authority (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$21,800,000
16,300,000		Medway, MA, 2.25% BANs, 3/19/2004	16,323,445
10,000,000		Pembroke, MA, 2.00% BANs, 8/5/2004	10,049,259
5,000,000		Quincy, MA, 1.50% RANs, 5/14/2004	5,006,008
10,000,000		Shrewsbury, MA, 2.00% BANs, 11/24/2004	10,065,683
17,800,000		Spencer East Brookfield, MA Regional School District, 1.35% BANs, 5/14/2004	17,812,340
16,000,000		Weymouth, MA, 1.50% BANs, 5/19/2004	16,018,649
6,000,000		Whitman-Hanson, MA Regional School District, 1.30% BANs, 7/1/2004	6,009,085

		TOTAL	313,125,321

		Michigan--3.9%
19,119,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,119,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.25% TOBs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/2/2004	8,840,000
4,840,000		Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ)	4,840,000
2,995,000		Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,995,000
1,000,000		Detroit, MI City School District, Variable Rate Certificates (Series 2001P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	1,000,000
5,445,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	5,445,000
9,125,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,125,000
2,000,000		Detroit, MI Water Supply System (Series 2001-782), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,000,000
7,000,000		Detroit, MI Water Supply System MERLOTS, (Series 2000D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,000,000
2,640,000		Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,640,000
1,330,000		Garden City, MI HFA (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,330,000
8,360,000		Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	8,360,000
5,000,000		Grand Rapids, MI EDR (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	5,000,000
2,100,000		Grand Rapids, MI EDR (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC)	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$2,000,000		Grand Rapids, MI Economic Development Corp. (Series 1991A), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	$2,000,000
7,010,000		Grand Rapids, MI Economic Development Corp. (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	7,010,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS (Series 2001A-120), 1.25% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	9,815,000
6,645,000		Ingham County, MI Economic Development Corp. (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One N.A. (Chicago) LOC)	6,645,000
1,000,000		Kent Hospital Finance Authority, MI (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	1,000,000
10,000,000		Kentwood, MI Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
9,345,000		Macomb County, MI Hospital Finance Authority (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	9,345,000
460,000		Michigan Higher Education Facilities Authority (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	460,000
40,000,000		Michigan Municipal Bond Authority, 2.00% RANs (J.P. Morgan Chase Bank LOC), 8/23/2004	40,214,062
5,210,000		Michigan Public Power Agency, (PT-1769), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,210,000
9,985,000		Michigan State Hospital Finance Authority, (PT-732), Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,985,000
9,000,000		Michigan State Hospital Finance Authority (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	9,000,000
7,085,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	7,085,000
31,510,000		Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	31,510,000
11,400,000		Michigan State Hospital Finance Authority, Hospital Equipment Loan Program (Series A), Weekly VRDNs (National City Bank, Michigan/ Illinois LOC)	11,400,000
5,000,000		Michigan State Hospital Finance Authority (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	5,000,000
10,075,000		Michigan State Housing Development Authority (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC)	10,075,000
3,405,000		Michigan State Housing Development Authority (Series B), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	3,405,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$5,600,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	$5,600,000
7,495,000		Michigan State Strategic Fund (PA-334), Weekly VRDNs (Detroit Edison Co.)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,495,000
2,000,000		Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
25,000,000		Michigan State (Series 2004A), 2.00% TRANs, 9/30/2004	25,166,000
1,100,000		Michigan State (Series A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,100,000
6,720,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	6,720,000
7,450,000		Regents of University of Michigan (Series 2002), Weekly VRDNs	7,450,000
12,395,000		Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	12,395,000
2,925,000		Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,925,000

		TOTAL	329,804,062

		Minnesota--2.8%
18,000,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	18,000,000
4,280,000		Buffalo, MN Independent School District No. 877, 1.50% TRANs (Minnesota State GTD), 8/24/2004	4,290,632
8,130,000		Burnsville, MN (Series 1996), Weekly VRDNs (YMCA)/(Wells Fargo Bank Minnesota N.A. LOC)	8,130,000
300,000		Center City, MN (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	300,000
4,550,000		Cohasset, MN (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Lasalle Bank, N.A. LOC)	4,550,000
4,000,000		Dakota County, MN Community Development Agency, (PT-484), Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	4,000,000
1,100,000		Jackson County Central, MN Independent School District No. 2895, 1.375% TRANs (Minnesota State GTD), 8/17/2004	1,101,911
9,000,000		Minneapolis, MN (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	9,000,000
8,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	8,000,000
31,035,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series 2003B-1), 1.05% TOBs (AMBAC INS), Mandatory Tender 5/15/2004	31,035,000
18,465,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	18,465,000
8,000,000		Minnesota State Commissioner of Iron Range Resources & Rehabilitation (Series 1991), Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank N.A. LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$7,735,000		Minnesota State Higher Education Facility Authority (Series 5L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	$7,735,000
9,000,000		Minnesota State Higher Education Facility Authority (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	9,000,000
3,000,000		Minnesota State Higher Education Facility Authority (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
14,000,000		Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ)	14,000,000
14,810,000		Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ)	14,810,000
11,500,000		Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	11,500,000
3,335,000		Minnewaska, MN Independent School District No. 2149, 1.50% TRANs (Minnesota State GTD), 8/17/2004	3,342,983
3,000,000		Olmsted County, MN (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/(Lasalle Bank, N.A. LOC)	3,000,000
6,955,000		Orono, MN Independent School District 278, 1.50% TRANs (Minnesota State GTD), 8/30/2004	6,972,862
4,560,000		Plymouth, MN (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC)	4,560,000
4,500,000		Seaway Port Authority of Duluth, MN (Series of 2000), Weekly VRDNs (St. Lawrence Cement, Inc.)/(Wachovia Bank N.A. LOC)	4,500,000
6,945,000		Shakopee, MN Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)	6,945,000
25,000		Southern Minnesota Municipal Power Agency, PUTTERs (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	25,000
6,000,000		Southern Minnesota Municipal Power Agency, ROCs (Series 189 II), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
20,000,000		St. Paul, MN Independent School District No. 625, 1.25% TANs (Minnesota State GTD), 3/1/2004	20,002,670
620,000		University of Minnesota (Series 1999A), Weekly VRDNs	620,000
4,995,000		University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	4,995,000

		TOTAL	235,881,058

		Mississippi--0.1%
10,255,000		Mississippi Business Finance Corp. (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	10,255,000

		Missouri--0.9%
13,785,000		Missouri State HEFA (Series 1985B), Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank LOC)	13,785,000
3,700,000		Missouri State HEFA (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	3,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--continued
$32,450,000		Missouri State HEFA (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	$32,450,000
16,800,000		Missouri State HEFA (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	16,800,000
10,125,000		Missouri State HEFA, 3.00% Bonds (SSM Health Care Credit Group), 6/1/2004	10,192,067

		TOTAL	76,927,067

		Multi State--2.9%
38,182,191		ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust, Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	38,182,191
30,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	30,000,000
15,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-13), Weekly VRDNs (FGIC, FSA INS and State Street Bank and Trust Co. LIQs)	15,000,000
42,064,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	42,064,000
7,873,436		Koch Floating Rate Trust (Multistate Non-AMT), (Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,873,436
7,828,624		Koch Floating Rate Trust (Multistate Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,828,624
12,516,028		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-10), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	12,516,028
24,162,231		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	24,162,231
4,590,491		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,590,491
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/ (FSA INS)/(Westdeutsche Landesbank AG LIQ)	6,000,000
53,190,000		TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	53,190,000

		TOTAL	241,407,001

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
5,500,000		Henderson, NV Public Improvement Trust (Series 1995B), Pueblo Verde II, Weekly VRDNs (Lincoln Pueblo Verde LP)/(Credit Suisse First Boston LOC)	5,500,000

		TOTAL	13,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--0.4%
$17,825,000		New Hampshire Health and Education Facilities Authority (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	$17,825,000
18,500,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Chase Manhattan Bank (USA) N.A., Wilmington and Dexia Credit Local LIQs)	18,500,000

		TOTAL	36,325,000

		New Jersey--2.1%
11,860,000		Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	11,860,000
7,600,000		Elizabeth, NJ, 1.50% BANs, 5/28/2004	7,610,811
21,685,000		New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	21,685,000
1,200,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	1,200,000
19,900,000		New Jersey State (Series 2003), FR/RI-L35J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	19,900,000
24,400,000		New Jersey Turnpike Authority (Series 2003C-3), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	24,400,000
19,495,000		Passaic County, NJ, 1.75% BANs, 3/26/2004	19,512,046
7,953,500		Port Authority of New York and New Jersey (Series 2001-736), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,953,500
12,000,000		Trenton, NJ, 1.50% BANs, 5/14/2004	12,011,987
33,418,000		Trenton, NJ, 1.75% BANs, 10/15/2004	33,570,003
16,320,000		Trenton, NJ, 1.75% BANs, 10/15/2004	16,395,956

		TOTAL	176,099,303

		New York--11.9%
6,000,000		Buffalo, NY, 2.75% RANs (Bank of New York LOC), 7/29/2004	6,048,720
27,528,500		Chenango Valley, NY Central School District, 1.375% BANs, 6/25/2004	27,577,577
6,500,000		Clarence, NY Central School District, 1.30% TANs, 6/29/2004	6,509,950
2,226,250		Clarence, NY Central School District, 1.40% BANs, 7/8/2004	2,230,048
4,000,000		Copiague, NY Union Free School District, 1.30% TANs, 6/29/2004	4,006,124
11,000,000		Harborsfields, NY Central School District, 1.40% TANs, 6/29/2004	11,017,709
2,000,000		Harborsfields, NY Central School District, 1.50% TANs, 6/29/2004	2,004,025
4,000,000		Islip, NY Union Free School District, 1.35% TANs, 6/29/2004	4,006,926
6,000,000		Islip, NY Union Free School District, 1.50% TANs, 6/29/2004	6,014,024
21,550,000		Levittown Union Free School District, NY, 1.25% TANs, 6/29/2004	21,578,270
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,350,000		Long Island Power Authority (Series 2003D), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ)	$10,350,000
9,000,000		Long Island Power Authority (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg LOCs)	9,000,000
13,955,000		Metropolitan Transportation Authority, NY (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG LIQ)	13,955,000
655,000		Metropolitan Transportation Authority, NY (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	655,000
48,580,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Series 2002B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	48,580,000
40,380,000		Metropolitan Transportation Authority, NY, Floater Certificates (Series 2001-660), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	40,380,000
21,100,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	21,100,000
44,100,000		New Jersey Turnpike Authority (Series 2003C-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG LIQ)	44,100,000
14,500,000		New York City Trust For Cultural Resources (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	14,500,000
19,200,000		New York City, NY Housing Development Corp. (Series 2003A), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	19,200,000
28,300,000		New York City, NY Municipal Water Finance Authority (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	28,300,000
15,500,000		New York City, NY Municipal Water Finance Authority (Series 2003 C-2), Weekly VRDNs (Bank of Nova Scotia, Toronto and Toronto Dominion Bank LIQs)	15,500,000
29,000,000		New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2001-687), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	29,000,000
30,025,000		New York City, NY Municipal Water Finance Authority, Trust Receipts (Series 1997), FR/RI-6, Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	30,025,000
9,135,000		New York City, NY Transitional Finance Authority (Subseries 1999 A-1), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	9,135,000
6,200,000		New York City, NY Transitional Finance Authority (Subseries 1999 A-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	6,200,000
10,000		New York City, NY Transitional Finance Authority (Subseries 1999 B-3), Weekly VRDNs (Bank One N.A. (Chicago) LIQ)	10,000
21,000,000		New York City, NY Transitional Finance Authority (Series 2002), FR/RI L21, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
9,800,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Series 2003G-3), Weekly VRDNs (Bank of New York LIQ)	9,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	$10,000,000
6,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003B-2), Weekly VRDNs (Dexia Credit Local LIQ)	6,000,000
15,085,000		New York City, NY (Series 1995B-8), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	15,085,000
22,150,000		New York City, NY (Series 1995F-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	22,150,000
5,570,000		New York City, NY (Series 1995F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	5,570,000
45,900,000		New York City, NY (Series 1996J-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	45,900,000
29,400,000		New York City, NY (Series 2003C-2), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	29,400,000
27,400,000		New York City, NY (Series 2003C-3), Weekly VRDNs (BNP Paribas SA LOC)	27,400,000
30,000,000		New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	30,000,000
11,500,000		New York City, NY, 2.00% RANs, 4/15/2004	11,524,501
34,500,000		New York City, NY, RANs (Series 2003), FR/RI L40J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	34,500,000
7,000,000		New York City, NY, RANs (Series 2003), FR/RI L41J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	7,000,000
8,250,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	8,250,000
19,400,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003F-2C), Weekly VRDNs (New York State)/ (FSA INS)/(Dexia Credit Local LIQ)	19,400,000
10,205,000		New York State Energy Research & Development Authority, 1.10% TOBs (New York State Electric and Gas Corp.)/(J.P. Morgan Chase Bank LOC), Optional Tender 3/15/2004	10,205,000
32,575,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	32,575,000
3,670,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ)	3,670,000
3,200,000		New York State HFA Weekly VRDNs (Special Surgery Hospital)/ (J.P. Morgan Chase Bank LOC)	3,200,000
8,800,000		New York State HFA, Service Contract Revenue Bonds (Series 2003B), Weekly VRDNs (BNP Paribas SA LOC)	8,800,000
7,500,000		New York State HFA, Service Contract Revenue Bonds (Series 2003C), Weekly VRDNs (Dexia Credit Local LOC)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$33,750,000		New York State HFA, Service Contract Revenue Bonds (Series 2003G), Weekly VRDNs (Westdeutsche Landesbank AG LOC)	$33,750,000
5,565,000		New York State Local Government Assistance Corp. (Series 1993A), Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank AG LOCs)	5,565,000
7,800,000		New York State Local Government Assistance Corp. (Series 2003A-3V), Subordinate Lien Refunding Bonds, Weekly VRDNs (FGIC INS)/(Landesbank Baden-Wuerttemberg LIQ)	7,800,000
10,710,000		New York State Local Government Assistance Corp., Class A Certificates (Series 2002-203), Weekly VRDNs (FSA INS)/ (Bear Stearns Cos., Inc. LIQ)	10,710,000
26,000,000		New York State Thruway Authority (Series 2003A), 1.125% BANs, 3/25/2004	26,000,000
5,785,000		New York State Thruway Authority Floater Certificates (Series 2001-691), Weekly VRDNs (New York State Thruway Authority - Highway and Bridge Trust Fund)/(AMBAC INS)/(Morgan Stanley LIQ)	5,785,000
12,300,000		North Babylon Union Free School District, NY, 1.35% TANs, 6/24/2004	12,319,636
2,000,000		North Babylon Union Free School District, NY, 1.50% TANs, 6/24/2004	2,004,364
10,000,000		Pittsford, NY Central School District (Series 2003), 2.00% BANs, 12/17/2004	10,073,407
7,600,000		Plainedge, NY Union Free School District, 1.75% TANs, 6/30/2004	7,623,094
1,610,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates (Series 2001-598), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	1,610,000
27,425,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	27,425,000
29,165,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	29,165,000
8,550,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000B), Weekly VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg LIQ)	8,550,000
17,466,000		Wallkill, NY Central School District, 1.25% BANs, 6/25/2004	17,487,232

		TOTAL	1,005,780,607

		North Carolina--0.3%
1,165,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	1,165,000
5,865,000		North Carolina Medical Care Commission (Series 2000 A), Weekly VRDNs (United Methodist Retirement Homes)/(Wachovia Bank N.A. LOC)	5,865,000
4,605,000		North Carolina Medical Care Commission (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,605,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$7,000,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	$7,000,000
6,800,000		North Carolina State (Series 2002F), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,800,000

		TOTAL	25,435,000

		Ohio--3.3%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 1.25% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	8,338,000
1,810,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	1,810,000
12,155,000		Ashland County, OH Health Care (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,155,000
2,335,000		Banc One Capital Higher Education Tax-Exempt Income Trust (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One N.A. (Chicago) LOC)	2,335,000
7,785,000		Butler County Hospital (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(Bank One N.A. (Columbus) LOC)	7,785,000
5,500,000		Butler County, OH (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	5,500,000
2,300,000		Butler County, OH (Series 2003C), 2.00% BANs, 9/23/2004	2,312,839
4,135,000		Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	4,135,000
11,410,000		Clark County, OH (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	11,410,000
4,165,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	4,165,000
8,000,000		Cuyahoga County, OH Health Care Facilities (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(KeyBank, N.A. LOC)	8,000,000
4,500,000		Cuyahoga County, OH Hospital Authority (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
5,000,000		Cuyahoga County, OH IDA (Series A-1 Remarketing), Weekly VRDNs (University School)/(KeyBank, N.A. LOC)	5,000,000
4,420,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	4,420,000
4,000,000		Cuyahoga County, OH (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(KeyBank, N.A. LOC)	4,000,000
5,000,000		Cuyahoga Falls, OH, 2.00% BANs, 12/16/2004	5,036,619
5,000,000		Cuyahoga, OH Community College District (Series 2002B), Weekly VRDNs (AMBAC INS)/(KeyBank, N.A. LIQ)	5,000,000
3,915,000		Erie County, OH (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One N.A. (Columbus) LOC)	3,915,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,190,000		Franklin County, OH Health Care Facilities (Series 1999A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	$3,190,000
1,450,000		Franklin County, OH Health Care Facilities (Series 1999B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,450,000
4,855,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	4,855,000
4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(Bank One N.A. (Chicago) LOC)	4,500,000
8,000,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	8,000,000
6,075,000		Geauga County, OH (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(KeyBank, N.A. LOC)	6,075,000
1,235,000		Genoa Village, OH (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,235,000
7,635,000		Greene County, OH Hospital Facilities Revenue Authority (Series 1999A), Weekly VRDNs (Med Health System)/(KeyBank, N.A. LOC)	7,635,000
6,000,000		Hamilton County, OH (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	6,000,000
5,715,000		Henry County, OH (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	5,715,000
2,000,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	2,000,000
2,000,000		Lakewood, OH (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	2,000,000
7,360,000		Lorain County, OH EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,360,000
5,150,000		Louisville, OH (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,150,000
5,610,000		Louisville, OH (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,610,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	7,400,000
2,010,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	2,010,000
85,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	85,000
10,415,000		Lucas County, OH (Series 2003-1), 1.50% BANs, 10/14/2004	10,448,874
1,260,000		Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,260,000
3,925,000		Marion County, OH Health Care Facilities (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(KeyBank, N.A. LOC)	3,925,000
2,685,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	2,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$7,000,000		New Albany, OH (Series B), Weekly VRDNs (Bank One N.A. (Columbus) LOC)	$7,000,000
9,000,000		Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	9,000,000
645,000		Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	645,000
6,000,000		Ohio State Higher Educational Facilities Commission (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	6,000,000
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
2,800,000		Ohio State University (Series 1999B-2), Weekly VRDNs	2,800,000
5,375,000		Ohio State (Series 2002), FR/RI-L31J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
4,500,000		Orange, OH City School District, 1.38% BANs, 7/15/2004	4,508,221
6,000,000		Port of Greater Cincinnati, OH Development Authority (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Bank One N.A. (Columbus), Fifth Third Bank, Cincinnati, Lasalle Bank, N.A. and U.S. Bank N.A., Cincinnati LOCs)	6,000,000
3,900,000		Rickenbacker, OH Port Authority (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One N.A. (Columbus) LOC)	3,900,000
5,065,000		Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	5,065,000
6,390,000		Ross County, OH, Health Care Facilities Revenue Bonds (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	6,390,000
2,480,000		Summit County, OH (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,480,000
6,000,000		Summit County, OH (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(KeyBank, N.A. LOC)	6,000,000
4,095,000		Village of Holland, OH (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	4,095,000
1,145,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(Bank One N.A. (Columbus) LOC)	1,145,000

		TOTAL	274,504,553

		Oklahoma--0.2%
1,790,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	1,790,000
4,445,000		Oklahoma Development Finance Authority (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	4,445,000
7,800,000		Oklahoma State Industries Authority (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	7,800,000

		TOTAL	14,035,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oregon--0.5%
$7,000,000		Oregon State Housing and Community Services Department (Series M), 1.20% TOBs, Optional Tender 1/6/2005	$7,000,000
34,000,000		Oregon State (Series 2003A), 2.25% TANs, 11/15/2004	34,312,340
4,500,000		Portland, OR EDRB (Series 2003A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(KeyBank, N.A. LIQ)	4,500,000

		TOTAL	45,812,340

		Pennsylvania--4.1%
9,500,000		ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	9,500,000
10,300,000		Adams County, PA IDA (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	10,300,000
5,495,000		Allegheny County, PA HDA (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	5,495,000
9,475,000		Allegheny County, PA HDA (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(KeyBank, N.A. LOC)	9,475,000
4,720,000		Allegheny County, PA HDA (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One N.A. (Chicago) LOC)	4,720,000
3,360,000		Allegheny County, PA IDA (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,360,000
2,340,000		Allegheny County, PA IDA (Series 1997A), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,340,000
4,300,000		Allegheny County, PA IDA (Series 1997B), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	4,300,000
5,000,000		Allegheny County, PA IDA (Series 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	5,000,000
8,100,000		Allegheny County, PA IDA (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	8,100,000
4,460,000		Central Bucks, PA School District (Series 2000A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,460,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
4,000,000		Chester County, PA IDA (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC)	4,000,000
2,500,000		Chester County, PA Intermediate Unit (Series 2003), Weekly VRDNs (PNC Bank, N.A. LOC)	2,500,000
8,400,000		Clearfield County, PA IDA (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC)	8,400,000
8,995,000		Clipper Tax-Exempt Certificates Trust (Pennsylvania Non-AMT), (Series 2003-9), Weekly VRDNs (Pennsylvania State)/(FGIC INS)/ (State Street Bank and Trust Co. LIQ)	8,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,800,000		Commonwealth of Pennsylvania (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	$4,800,000
12,592,500		Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	12,592,500
6,285,000		Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001F), Weekly VRDNs (Bank of America N.A. LIQ)	6,285,000
6,000,000		Cumberland County, PA Municipal Authority (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	6,000,000
4,575,000		Cumberland County, PA (Series 2000), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,575,000
4,500,000		Cumberland County, PA (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,500,000
4,300,000		Dallastown Area School District, PA (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,300,000
22,525,000		Dauphin County, PA General Authority, Education and Health Loan Program (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	22,525,000
4,500,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	4,500,000
4,555,000		Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	4,555,000
13,000,000		Doylestown Hospital Authority, PA (Series 1998B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	13,000,000
2,000,000		Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	2,000,000
1,800,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	1,800,000
13,340,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	13,340,000
4,000,000		Erie County, PA Hospital Authority (Series 2001A), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	4,000,000
2,550,000		Erie County, PA Hospital Authority (Series 2001A), Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank N.V. LOC)	2,550,000
7,645,000		Lancaster, PA IDA (Series 2000B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	7,645,000
2,500,000		Lawrence County, PA IDA (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	2,500,000
5,000,000		Lebanon County, PA Health Facilities Authority (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000
6,810,000		Lehigh County, PA General Purpose Authority (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	6,810,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$8,200,000		Mercersburg Borough, PA General Purpose Authority (Series 2000A), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	$8,200,000
9,300,000		Mercersburg Borough, PA General Purpose Authority (Series 2000B), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	9,300,000
5,510,000		Montgomery County, PA IDA (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(Wachovia Bank N.A. LOC)	5,510,000
1,300,000		Pennsylvania EDFA (Series 1996E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,300,000
8,300,000		Pennsylvania State Higher Education Facilities Authority (Series 2001H-5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC)	8,300,000
4,000,000		Pennsylvania State Higher Education Facilities Authority (Series B6), 1.125% TOBs (Rosemont College, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004	4,000,000
7,800,000		Pennsylvania State Higher Education Facilities Authority (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	7,800,000
2,100,000		Pennsylvania State Higher Education Facilities Authority (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,100,000
9,900,000		Pennsylvania State Higher Education Facilities Authority (Series J1), Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)	9,900,000
1,000,000		Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	1,000,000
1,000,000		Pennsylvania State University (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	1,000,000
4,300,000		Philadelphia, PA Authority for Industrial Development (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	4,300,000
4,975,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts (Series 2000), FR/RI-N4, Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	4,975,000
10,000,000		Philadelphia, PA, 2.00% TRANs, 6/30/2004	10,042,227
8,300,000		Pittsburgh, PA (Series SG-71), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
12,395,000		Southcentral Pennsylvania General Authority (Series 2000A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,395,000
2,700,000		Washington County, PA Authority (Series 1985A), Weekly VRDNs (1985-A Pooled Equipment Lease Program)/(Wachovia Bank N.A. LOC)	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$10,890,000		Washington County, PA IDA (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	$10,890,000
4,000,000		Westmoreland County, PA IDA (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000

		TOTAL	344,674,727

		Puerto Rico--0.6%
22,229,000		Commonwealth of Puerto Rico (Series 2002-746D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	22,229,000
26,065,000		Commonwealth of Puerto Rico, PUTTERs (Series 349), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	26,068,532

		TOTAL	48,297,532

		South Carolina--0.5%
5,959,000		Berkeley County, SC School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,959,000
21,985,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	21,985,000
5,000,000		South Carolina Jobs-EDA (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS (Series 2000L), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000

		TOTAL	39,444,000

		Tennessee--2.5%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
16,600,000		Chattanooga, TN HEFA, Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	16,600,000
7,200,000		Chattanooga, TN HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,200,000
9,175,000		Chattanooga, TN HEFA (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,175,000
4,100,000		Chattanooga, TN IDB (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	4,100,000
17,550,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series 2000GG), 1.25% TOBs (Mountain States Health Alliance)/ (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	17,550,000
22,000,000		Hendersonville, TN IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	22,000,000
7,000,000		Jackson County, TN IDB (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$10,655,000		Jackson, TN Energy Authority (Series 2002), Weekly VRDNs (Jackson, TN Water System)/(FSA INS)/(SunTrust Bank LIQ)	$10,655,000
6,900,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,900,000
12,410,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	12,410,000
1,825,000		Knox County, TN IDB (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	1,825,000
8,610,000		Memphis, TN Center City Revenue Finance Corp. (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,610,000
1,000,000		Memphis, TN (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	1,000,000
640,000		Memphis, TN, General Improvement Refunding Bonds (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	640,000
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	1,000,000
6,700,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,700,000
8,375,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)	8,375,000
17,000,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2004), Weekly VRDNs (Nashville Symphony Association)/(Bank of America N.A. LOC)	17,000,000
295,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	295,000
4,200,000		Sevier County, TN Public Building Authority (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	4,200,000
2,985,000		Sevier County, TN Public Building Authority (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	2,985,000
7,840,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	7,840,000
11,545,000		Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
1,075,000		Washington County, TN IDB (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	1,075,000
12,450,000		Wilson County, TN Sports Authority (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,450,000

		TOTAL	212,201,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--10.1%
$20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$20,996,000
5,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,500,000
10,890,000		Aldine, TX Independent School District (Series 1997) SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
13,945,000		Austin, TX Electric Utility System (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	13,945,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2001A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,415,000
14,940,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 1.20% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	14,940,000
17,785,000		Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ)	17,785,000
9,000,000		East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	9,000,000
400,000		Grapevine, TX, IDC (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
3,400,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank LOC)	3,400,000
38,560,000		Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	38,560,000
12,000,000		Houston, TX Airport System, MERLOTS (Series 2000A-25), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
10,290,000		Houston, TX Higher Education Finance Corp. (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,290,000
18,400,000		Houston, TX Independent School District, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	18,400,000
15,345,000		Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	15,345,000
2,675,000		Houston, TX Water & Sewer System, MERLOTS (Series 2002A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,675,000
11,315,000		Kendall County, TX Health Facilities Development Corp. (Series 2002A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	11,315,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$8,560,000		McKinney, TX Independent School District, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	$8,560,000
1,070,000		North Richland Hills, TX IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,070,000
4,325,000		North Texas Tollway Authority, ROCs (Series 4008), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,325,000
7,500,000		Richmond, TX Higher Education Finance Corp. (Series 2003A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	7,500,000
4,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.20% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	4,000,000
5,400,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002A-12), 1.25% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/25/2004	5,400,000
45,000,000		San Antonio, TX Electric & Gas System (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ)	45,000,000
5,855,000		San Antonio, TX Electric & Gas System, MERLOTS (Series 2001A-10), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,855,000
83,255,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002A-53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	83,255,000
11,100,000		San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	11,100,000
7,495,000		San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,495,000
7,935,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,935,000
50,000		TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	50,000
8,190,000		Tarrant County, TX HFA (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,190,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,510,000
4,380,000		Tarrant, TX Regional Water District, (PT-1703), Weekly VRDNs (FSA INS)/( Westdeutsche Landesbank AG LIQ)	4,380,000
1,275,000		Texas State Department of Housing & Community Affairs, (PT-361), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,275,000
299,000,000		Texas State, 2.00% TRANs, 8/31/2004	300,483,603
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$95,985,000		Texas State, TRANs (Series 2003), FR/RI-L37J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$95,985,000
6,000,000		Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
8,200,000		Waco, TX Education Finance Corp. (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance, Inc. INS)/(Dexia Credit Local LIQ)	8,200,000

		TOTAL	851,004,603

		Utah--0.6%
26,300,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	26,300,000
20,000,000		Utah County, UT (Series 2002C), Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank AG LIQ)	20,000,000
2,490,000		Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,490,000
5,000,000		Weber County, UT (Series 2000A), Daily VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	5,000,000

		TOTAL	53,790,000

		Vermont--0.0%
260,000		Vermont Educational and Health Buildings Financing Agency (Series 1995A), Weekly VRDNs (KeyBank, N.A. LOC)	260,000

		Virginia--0.9%
4,480,000		Alexandria, VA IDA (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	4,480,000
2,995,000		Arlington County, VA (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	2,995,000
3,670,000		Fairfax County, VA EDA (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	3,670,000
1,780,000		Fairfax County, VA EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	1,780,000
7,000,000		Fairfax County, VA EDA (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	7,000,000
840,000		Fauquier County, VA IDA, Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	840,000
3,420,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,420,000
3,820,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	3,820,000
16,800,000		Henrico County, VA IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ)	16,800,000
2,000,000		James City County, VA IDA (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$8,615,000		Newport News, VA EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	$8,615,000
3,000,000		Spotsylvania County, VA IDA (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,000,000
12,550,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	12,550,000
1,220,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	1,220,000

		TOTAL	72,190,000

		Washington--2.6%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16) Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),(Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),(Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),(Series 2002-36), 1.25% TOBs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	8,680,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,170,000
16,230,000		Energy Northwest, WA, (PT-615), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs)	16,230,000
8,500,000		Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,500,000
40,050,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003D-3-2), Project No. 3, Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ)	40,050,000
9,490,000		Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,490,000
5,490,000		Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,490,000
10,000,000		King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh LOC)	2,200,000
20,960,000		Seattle, WA Municipal Light & Power, MERLOTS (Series 2001A-56), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	20,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$7,880,000		Seattle, WA Water System, (PA-1143), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	$7,880,000
5,325,000		Seattle, WA Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,325,000
3,490,000		Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,490,000
7,490,000		Washington State, (PT-1782), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,490,000
34,860,000		Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	34,860,000
2,055,000		Washington State, MERLOTS (Series 2002A-14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,055,000
5,170,000		Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000		Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	3,765,000

		TOTAL	216,762,000

		West Virginia--0.1%
6,400,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,400,000

		Wisconsin--1.9%
19,475,000		Appleton, WI Area School District, 1.75% TRANs, 9/30/2004	19,558,907
11,650,000		Eau Claire, WI Area School Disrict, 1.75% TRANs, 8/20/2004	11,691,178
9,000,000		Elmbrook, WI School District, 1.75% TRANs, 4/19/2004	9,013,713
4,800,000		Greenfield, WI School District, 1.75% TRANs, 9/30/2004	4,819,138
1,975,000		Lakeland, WI Union High School District, 1.75% TRANs, 10/1/2004	1,982,508
2,600,000		Maple Dale-Indian Hill School District, 1.70% TRANs, 8/19/2004	2,608,591
1,300,000		Menasha, WI, 1.30% BANs, 5/14/2004	1,300,000
5,750,000		Menomonee Falls, WI School District, 1.75% TRANs, 8/19/2004	5,768,017
9,000,000		Mequon-Thiensville, WI School District, 1.75% TRANs, 9/3/2004	9,032,400
6,135,000		Milwaukee, WI (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	6,135,000
4,100,000		Pulaski, WI Community School District, 1.75% TRANs, 9/23/2004	4,116,393
15,000,000		Waukesha, WI School District, 1.50% TRANs, 8/23/2004	15,038,861
4,000,000		Waunakee, WI Community School District, 1.70% TRANs, 9/10/2004	4,014,636
7,100,000		Wausau, WI School District, 1.55% TRANs, 10/19/2004	7,120,511
7,775,000		Wisconsin School Districts (Series 2003 A-2), 2.00% TRANs (Fond Du Lac, WI School District), 9/22/2004	7,819,213
6,500,000		Wisconsin School Districts (Series 2003 B-1), 2.00% TANs (U.S. Bank N.A., Cincinnati LOC), 11/1/2004	6,540,838
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$9,400,000		Wisconsin School Districts (Series 2003 B-2), 2.00% TANs (Fond Du Lac, WI School District), 11/1/2004	$9,459,058
1,815,000		Wisconsin State HEFA (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One N.A. (Chicago) LOC)	1,815,000
2,540,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	2,540,000
6,500,000		Wisconsin State HEFA (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	6,500,000
21,590,000		Wisconsin State HEFA, MERLOTS (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,590,000

		TOTAL	158,463,962

		Wyoming--0.1%
8,190,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	8,190,000
1,075,000		Douglas, WY, 1.20% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC) 6/1/2004	1,075,000

		TOTAL	9,265,000

		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST)[3]	8,444,663,418

		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(7,621,988)

		TOTAL NET ASSETS--100%	$8,437,041,430

1 The Fund primarily invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier
100.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2004, these securities amounted to $442,948,000 which represents 5.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Inc.
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--24.4%
$123,500,000	[1]	United States Treasury Bills, 1.020%, 7/8/2004	$122,946,842
25,000,000		United States Treasury Bonds, 11.625%, 11/15/2004	27,008,515
2,564,620,000		United States Treasury Notes, 1.625% - 7.250%, 2/15/2004 - 1/31/2005	2,579,155,055

		TOTAL U.S. TREASURY	2,729,110,412

		REPURCHASE AGREEMENTS--75.4%
485,000,000		Interest in $600,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 0.990%, dated 1/30/2004, to be repurchased at $485,040,013 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2011	485,000,000
485,000,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 0.990%, dated 1/30/2004, to be repurchased at $485,040,013 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	485,000,000
25,000,000		Interest in $25,000,000 joint repurchase agreements with Banc One Capital Markets, Inc., 1.030%, dated 1/30/2004, to be repurchased at $25,002,146 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/30/2004	25,000,000
541,000,000		Interest in $650,000,000 joint repurchase agreement with Bank of America LLC, 0.990%, dated 1/30/2004, to be repurchased at $541,044,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	541,000,000
815,625,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $815,692,289 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	815,625,000
541,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 0.990%, dated 1/30/2004, to be repurchased at $541,044,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013	541,000,000
94,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 0.990%, dated 1/30/2004, to be repurchased at $94,007,755 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	94,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.890%, dated 1/30/2004, to be repurchased at $90,006,675 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 8/15/2019	90,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$392,000,000	[2]	Interest in $480,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/16/2004, to be repurchased at $392,808,500 on 3/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	$392,000,000
899,000,000		Interest in $1,100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/30/2004, to be repurchased at $899,074,168 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	899,000,000
491,000,000		Interest in $600,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.980%, dated 1/30/2004, to be repurchased at $491,040,098 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022	491,000,000
194,000,000		Interest in $200,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.000%, dated 1/30/2004, to be repurchased at $194,016,167 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2013	194,000,000
41,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $41,003,383 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	41,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.020%, dated 1/30/2004, to be repurchased at $300,025,500 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	300,000,000
535,000,000		Interest in $650,000,000 joint repurchase agreement with Societe Generale, New York, 0.980%, dated 1/30/2004, to be repurchased at $535,043,692 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	535,000,000
230,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $230,017,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	230,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 0.890%, dated 1/30/2004, to be repurchased at $90,006,675 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/15/2008	90,000,000
298,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $298,024,585 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/15/2008	298,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $1,000,082,500 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2013	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$404,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 12/18/2003, to be repurchased at $404,666,600 on 2/17/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2009	$404,000,000
491,000,000		Interest in $600,000,000 joint repurchase agreement with Westdeutsche Landesbank AG, 0.980%, dated 1/30/2004, to be repurchased at $491,040,098 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2017	491,000,000

		TOTAL REPURCHASE AGREEMENTS	8,441,625,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	11,170,735,412

		OTHER ASSETS AND LIABILITIES - NET--0.2%	19,012,414

		TOTAL NET ASSETS--100%	$11,189,747,826

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2004 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$4,474,750,000	$--	$--
Investments in securities	4,223,140,512	3,211,782,248	2,713,967,776

Total investments in securities, at amortized cost and value	8,697,890,512	3,211,782,248	2,713,967,776
Cash	--	671,362	686,862
Income receivable	11,197,603	3,871,310	6,864,842
Receivable for shares sold	382,015	12,283	2,037,422

TOTAL ASSETS	8,709,470,130	3,216,337,203	2,723,556,902

Liabilities:
Payable for investments purchased	52,400,000	--	46,297,141
Payable for shares redeemed	860,580	629	499,860
Payable to bank	120,575	--	--
Payable for account administration fee (Note 5)	6,568	--	--
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	27,567	17,288	12,944
Payable for Directors'/Trustees' fees	4,882	2,413	--
Payable for portfolio accounting fees (Note 5)	63,984	20,551	5,333
Payable for distribution services fee (Note 5)	6,650	--	--
Payable for shareholder services fee (Note 5)	681,713	399,452	97,777
Income distribution payable	2,735,255	1,529,784	610,191
Accrued expenses	86,235	45,804	15,340

TOTAL LIABILITIES	56,994,009	2,015,921	47,538,586

TOTAL NET ASSETS	$8,652,476,121	$3,214,321,282	$2,676,018,316

Net Assets consist of:
Paid in capital	$8,652,129,725	$3,214,332,451	$2,676,037,326
Accumulated net realized loss on investments	--	--	(18,801)
Undistributed net investment income (distributions in excess of net investment income)	346,396	(11,169)	(209)

TOTAL NET ASSETS	$8,652,476,121	$3,214,321,282	$2,676,018,316

Statements of Assets and Liabilities -- continued

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Net Assets:
Institutional Shares	$5,245,870,769	$1,365,352,292	$2,090,621,477
Institutional Service Shares	3,371,849,057	1,848,968,990	337,057,865
Institutional Capital Shares	--	--	248,338,974
Trust Shares	34,756,295	--	--

TOTAL NET ASSETS	$8,652,476,121	$3,214,321,282	$2,676,018,316

Shares Outstanding:
Institutional Shares	5,245,634,873	1,365,374,040	2,090,647,364
Institutional Service Shares	3,371,739,605	1,848,958,411	337,056,877
Institutional Capital Shares	--	--	248,333,085
Trust Shares	34,755,247	--	--

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	--	--	$1.00

Trust Shares	$1.00	--	--

Statements of Assets and Liabilities

January 31, 2004 (unaudited)

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$1,020,368,000	$2,753,825,000	$567,371,000
Investments in securities	12,352,091,437	21,697,543,125	11,893,846,304

Total investments in securities, at amortized cost and value	13,372,459,437	24,451,368,125	12,461,217,304
Income receivable	18,127,751	40,563,759	19,915,374
Receivable for shares sold	889,911	2,668,126	104,652

TOTAL ASSETS	13,391,477,099	24,494,600,010	12,481,237,330

Liabilities:
Payable for investments purchased	255,071,807	746,488,924	296,989,900
Payable for shares redeemed	2,299,292	1,252,911	1,777,965
Payable to bank	48,306,952	97,568	736,968
Payable for account administration fee (Note 5)	--	3,275	--
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	774	--	8,894
Payable for Directors'/Trustees' fees	1,478	1,666	--
Payable for portfolio accounting fees (Note 5)	--	47,148	52,451
Payable for distribution services fee (Note 5)	--	3,275	--
Payable for shareholder services fee (Note 5)	451,257	1,189,223	336,482
Income distribution payable	6,165,889	10,816,624	2,876,418
Accrued expenses	100,875	287,448	123,241

TOTAL LIABILITIES	312,398,324	760,188,062	302,902,319

TOTAL NET ASSETS	$13,079,078,775	$23,734,411,948	$12,178,335,011

Net Assets Consist of:
Paid in capital	$13,079,143,208	$23,734,516,895	$12,178,399,511
Accumulated net realized loss on investments	--	(44,288)	--
Distributions in excess of net investment income	(64,433)	(60,659)	(64,500)

TOTAL NET ASSETS	$13,079,078,775	$23,734,411,948	$12,178,335,011

Statements of Assets and Liabilities -- continued

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Net Assets:
Institutional Shares	$10,446,121,239	$18,163,852,881	$10,252,202,742
Institutional Service Shares	1,906,732,886	5,546,830,856	1,365,169,432
Institutional Capital Shares	726,224,650	--	560,962,837
Trust Shares	--	23,728,211	--

TOTAL NET ASSETS	$13,079,078,775	$23,734,411,948	$12,178,335,011

Shares Outstanding:
Institutional Shares	10,446,136,283	18,163,891,238	10,252,272,336
Institutional Service Shares	1,906,800,088	5,546,897,130	1,365,180,520
Institutional Capital Shares	726,206,837	--	560,946,655
Trust Shares	--	23,727,982	--

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	--	$1.00

Trust Shares	--	$1.00	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2004 (unaudited)

	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$--	$8,441,625,000
Investments in securities	8,444,663,418	2,729,110,412

Total investments in securities, at amortized cost and value	8,444,663,418	11,170,735,412
Cash	803,415	--
Income receivable	20,685,664	29,848,557
Receivable for investments sold	--	79,478,829
Receivable for shares sold	672,593	126,875

TOTAL ASSETS	8,466,825,090	11,280,189,673

Liabilities:
Payable for investments purchased	25,166,000	84,262,865
Payable for shares redeemed	1,127,977	34,410
Payable to bank	--	14,222
Payable for account administration fee (Note 5)	--	66,756
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	30,615	28,218
Payable for portfolio accounting fees (Note 5)	40,494	10,721
Payable for distribution services fee (Note 5)	--	66,756
Payable for shareholder services fee (Note 5)	413,129	1,181,394
Income distribution payable	2,928,366	4,672,181
Accrued expenses	77,079	104,324

TOTAL LIABILITIES	29,783,660	90,441,847

TOTAL NET ASSETS	$8,437,041,430	$11,189,747,826

Net Assets Consist of:
Paid in capital	$8,437,044,538	$11,189,643,034
Accumulated net realized loss on investments	(15,450)	--
Undistributed net investment income	12,342	104,792

TOTAL NET ASSETS	$8,437,041,430	$11,189,747,826

Statements of Assets and Liabilities -- continued

	Tax-Free Obligations Fund	Treasury Obligations Fund
Net Assets:
Institutional Shares	$6,438,958,785	$4,765,114,804
Institutional Service Shares	1,998,082,400	5,240,351,623
Institutional Capital Shares	--	893,897,600
Trust Shares	245	290,383,799

TOTAL NET ASSETS	$8,437,041,430	$11,189,747,826

Shares Outstanding:
Institutional Shares	6,438,997,699	4,764,875,967
Institutional Service Shares	1,998,065,899	5,240,452,091
Institutional Capital Shares	--	893,928,885
Trust Shares	245	290,386,091

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	--	$1.00

Trust Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2004 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$49,734,847	$18,596,944	$15,783,644

Expenses:
Investment adviser fee (Note 5)	9,086,670	3,513,788	2,827,341
Administrative personnel and services fee (Note 5)	3,521,460	1,361,654	1,098,666
Account administration fee--Trust Shares (Note 5)	49,408	--	--
Custodian fees	210,962	78,703	59,858
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	177,457	59,915	45,911
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	107,675	72,137	7,461
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	--	35,720
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	1,426	--	--
Directors'/Trustees' fees	36,114	14,722	8,387
Auditing fees	8,915	7,779	6,549
Legal fees	11,794	5,449	1,682
Portfolio accounting fees (Note 5)	313,550	131,040	113,034
Distribution services fee--Trust Shares (Note 5)	49,408	--	--
Shareholder services fee--Institutional Shares (Note 5)	7,022,953	1,971,324	--
Shareholder services fee--Institutional Service Shares (Note 5)	4,285,976	2,420,911	449,323
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	369,597
Share registration costs	28,467	16,686	33,886
Printing and postage	21,216	9,846	11,032
Insurance premiums	6,815	3,090	1,477
Miscellaneous	27,353	14,176	10,857

TOTAL EXPENSES	24,967,619	9,681,220	5,080,781

Waivers (Note 5):
Waiver of investment adviser fee	(3,986,148)	(1,557,372)	(1,561,627)
Waiver of administrative personnel and services fee	(82,559)	(31,859)	(28,014)
Waiver of transfer and dividend disbursing agent fees and expenses	(181,873)	(99,877)	(28,776)
Waiver of shareholder services fee--Institutional Shares	(7,022,953)	(1,971,324)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(221,758)

TOTAL WAIVERS	(11,273,533)	(3,660,432)	(1,840,175)

Net expenses	13,694,086	6,020,788	3,240,606

Net investment income	36,040,761	12,576,156	12,543,038

Net realized loss on investments	--	--	(18,801)

Change in net assets resulting from operations	$36,040,761	$12,576,156	$12,524,237

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2004 (unaudited)

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$79,015,023	$144,964,942	$76,493,940
Dividends	257,710	761,510	772,341

TOTAL INCOME	79,272,733	145,726,452	77,266,281

Expenses:
Investment adviser fee (Note 5)	13,852,991	25,338,877	13,151,829
Administrative personnel and services fee (Note 5)	5,374,079	9,824,809	5,099,815
Account administration fee--Trust Shares (Note 5)	--	15,209	--
Custodian fees	329,248	588,329	340,468
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	202,324	543,539	137,045
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	32,934	140,843	14,930
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	78,492	--	49,288
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	323	--
Directors'/Trustees' fees	31,772	96,598	43,976
Auditing fees	8,816	10,742	8,668
Legal fees	--	5,057	12,254
Portfolio accounting fees (Note 5)	393,072	693,260	403,711
Distribution services fee--Trust Shares (Note 5)	--	15,209	--
Shareholder services fee--Institutional Shares (Note 5)	--	25,229,127	--
Shareholder services fee--Institutional Service Shares (Note 5)	2,375,925	6,429,260	1,636,719
Shareholder services fee--Institutional Capital Shares (Note 5)	841,735	--	553,604
Share registration costs	36,828	30,310	26,547
Printing and postage	14,062	24,205	12,848
Insurance premiums	7,598	15,430	6,786
Miscellaneous	32,590	44,307	16,813

TOTAL EXPENSES	23,612,466	69,045,434	21,515,301

Statements of Operations -- continued

	Prime Cash Obligations Fund	Prime Obligations Fund	Prime Value Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	(7,197,560)	(10,703,955)	(7,545,043)
Waiver of administrative personnel and services fee	(130,173)	(234,116)	(121,807)
Waiver of transfer and dividend disbursing agent fees and expenses	(192,644)	(458,878)	(112,566)
Waiver of shareholder services fee--Institutional Shares	--	(25,229,127)	--
Waiver of shareholder services fee--Institutional Capital Shares	(505,041)	--	(332,162)

TOTAL WAIVERS	(8,025,418)	(36,626,076)	(8,111,578)

Net expenses	15,587,048	32,419,358	13,403,723

Net investment income	63,685,685	113,307,094	63,862,558

Net realized gain on investments	--	6,032	--

Change in net assets resulting from operations	$63,685,685	$113,313,126	$63,862,558

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2004 (unaudited)

	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$43,999,488	$61,795,424

Expenses:
Investment adviser fee (Note 5)	8,430,970	11,943,211
Administrative personnel and services fee (Note 5)	3,268,665	4,626,202
Account administration fee--Trust Shares (Note 5)	--	289,545
Custodian fees	180,759	262,198
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	176,544	183,394
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	55,046	213,780
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	36,319
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	8,347
Directors'/Trustees' fees	29,698	47,511
Auditing fees	7,589	8,229
Legal fees	2,328	11,514
Portfolio accounting fees (Note 5)	273,822	334,746
Distribution services fee--Trust Shares (Note 5)	--	289,545
Shareholder services fee--Institutional Shares (Note 5)	8,033,522	6,218,589
Shareholder services fee--Institutional Service Shares (Note 5)	2,505,190	7,210,844
Shareholder services fee--Institutional Capital Shares (Note 5)	--	1,210,035
Share registration costs	32,390	39,671
Printing and postage	9,706	20,361
Insurance premiums	4,510	8,651
Miscellaneous	12,636	28,353

TOTAL EXPENSES	23,023,375	32,991,045

Waivers (Note 5):
Waiver of investment adviser fee	(3,595,616)	(5,060,568)
Waiver of administrative personnel and services fee	(77,637)	(106,713)
Waiver of transfer and dividend disbursing agent fees and expenses	(173,882)	(369,385)
Waiver of shareholder services fee--Institutional Shares	(8,033,522)	(6,218,589)
Waiver of shareholder services fee--Institutional Capital Shares	--	(726,021)

TOTAL WAIVERS	(11,880,657)	(12,481,276)

Net expenses	11,142,718	20,509,769

Net investment income	32,856,770	41,285,655

Net realized gain on investments	128,967	--

Change in net assets resulting from operations	$32,985,737	$41,285,655

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,040,761	$129,628,076	$12,576,156	$43,864,435

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(24,727,190)	(90,565,887)	(6,736,059)	(22,018,652)
Institutional Service Shares	(10,857,559)	(39,038,453)	(5,853,011)	(21,844,038)
Trust Shares	(76,941)	(56,411)	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,661,690)	(129,660,751)	(12,589,070)	(43,862,690)

Share Transactions:
Proceeds from sale of shares	40,040,956,218	98,239,706,646	4,596,356,796	10,072,914,683
Net asset value of shares issued to shareholders in payment of distributions declared	17,274,223	57,103,613	2,618,553	7,414,578
Cost of shares redeemed	(41,222,924,179)	(99,681,105,891)	(4,902,881,779)	(10,620,435,099)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,164,693,738)	(1,384,295,632)	(303,906,430)	(540,105,838)

Change in net assets	(1,164,314,667)	(1,384,328,307)	(303,919,344)	(540,104,093)
Net Assets:
Beginning of period	9,816,790,788	11,201,119,095	3,518,240,626	4,058,344,719

End of period	$8,652,476,121	$9,816,790,788	$3,214,321,282	$3,518,240,626

Undistributed (distributions in excess of) net investment income	$346,396	$(32,675)	$(11,169)	$1,745

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,543,038	$21,131,215	$63,685,685	$160,402,538
Net realized loss on investments	(18,801)	--	--	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,524,237	21,131,215	63,685,685	160,402,538

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,118,803)	(13,724,863)	(54,112,247)	(122,548,754)
Institutional Service Shares	(1,235,457)	(3,726,428)	(6,747,798)	(25,591,608)
Institutional Capital Shares	(1,192,436)	(3,676,475)	(2,817,097)	(12,335,152)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,546,696)	(21,127,766)	(63,677,142)	(160,475,514)

Share Transactions:
Proceeds from sale of shares	14,135,278,905	18,997,579,978	63,656,808,429	128,221,901,694
Net asset value of shares issued to shareholders in payment of distributions declared	8,204,807	14,548,169	27,277,564	75,526,229
Cost of shares redeemed	(13,756,273,457)	(18,035,479,190)	(63,242,590,070)	(126,866,415,180)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	387,210,255	976,648,957	441,495,923	1,431,012,743

Change in net assets	387,187,796	976,652,406	441,504,466	1,430,939,767
Net Assets:
Beginning of period	2,288,830,520	1,312,178,114	12,637,574,309	11,206,634,542

End of period	$2,676,018,316	$2,288,830,520	$13,079,078,775	$12,637,574,309

Undistributed (distributions in excess of) net investment income	$(209)	$3,449	$(64,433)	$(72,976)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$113,307,094	$360,795,683	$63,862,558	$168,459,094
Net realized gain (loss) on investments	6,032	(50,320)	--	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	113,313,126	360,745,363	63,862,558	168,459,094

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(95,294,474)	(305,075,227)	(56,985,774)	(151,308,243)
Institutional Service Shares	(17,968,439)	(55,792,411)	(4,920,758)	(11,449,910)
Institutional Capital Shares	--	--	(1,965,860)	(5,755,607)
Trust Shares	(26,984)	(5,901)	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,289,897)	(360,873,539)	(63,872,392)	(168,513,760)

Share Transactions:
Proceeds from sale of shares	119,664,067,405	323,618,675,910	65,073,803,833	127,462,509,841
Net asset value of shares issued to shareholders in payment of distributions declared	43,472,068	123,409,474	44,315,387	99,031,165
Cost of shares redeemed	(120,883,586,667)	(325,559,431,315)	(65,107,602,479)	(124,834,892,854)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,176,047,194)	(1,817,345,931)	10,516,741	2,726,648,152

Change in net assets	(1,176,023,965)	(1,817,474,107)	10,506,907	2,726,593,486
Net Assets:
Beginning of period	24,910,435,913	26,727,910,020	12,167,828,104	9,441,234,618

End of period	$23,734,411,948	$24,910,435,913	$12,178,335,011	$12,167,828,104

Distributions in excess of net investment income	$(60,659)	$(77,856)	$(64,500)	$(54,666)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,856,770	$77,791,586	$41,285,655	$137,967,139
Net realized gain (loss) on investments	128,967	(128,147)	--	6,010,468

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,985,737	77,663,439	41,285,655	143,977,607

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(26,944,498)	(61,082,210)	(20,884,797)	(75,975,299)
Institutional Service Shares	(5,885,986)	(16,786,836)	(17,005,670)	(52,902,837)
Institutional Capital Shares	--	--	(3,586,279)	(8,349,626)
Trust Shares	(1)	--	(388,689)	(54,805)
Distributions from net realized gain on investments
Institutional Shares	--	--	--	(2,968,014)
Institutional Service Shares	--	--	--	(2,738,135)
Institutional Capital Shares	--	--	--	(297,656)
Trust Shares	--	--	--	(6,663)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,830,485)	(77,869,046)	(41,865,435)	(143,293,035)

Statements of Changes in Net Assets -- continued

	Tax-Free Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Share Transactions:
Proceeds from sale of shares	22,457,446,765	33,342,262,214	27,640,518,651	57,197,916,222
Net asset value of shares issued to shareholders in payment of distributions declared	14,570,371	25,362,945	11,156,079	33,042,401
Cost of shares redeemed	(22,233,130,069)	(32,511,080,737)	(28,113,832,500)	(59,159,947,836)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	238,887,067	856,544,422	(462,157,770)	(1,928,989,213)

Change in net assets	239,042,319	856,338,815	(462,737,550)	(1,928,304,641)
Net Assets:
Beginning of period	8,197,999,111	7,341,660,296	11,652,485,376	13,580,790,017

End of period	$8,437,041,430	$8,197,999,111	$11,189,747,826	$11,652,485,376

Undistributed (distributions in excess of) net investment income	$12,342	$(13,943)	$104,792	$684,572

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective account administration, transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held by Prime Value Obligations Fund at January 31, 2004 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 12/29/2003	$264,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Government Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,366,598,559	$28,366,598,559	72,275,036,818	$72,275,036,818
Shares issued to shareholders in payment of distributions declared	11,530,234	11,530,234	34,846,050	34,846,050
Shares redeemed	(29,298,935,962)	(29,298,935,962)	(73,524,081,090)	(73,524,081,090)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(920,807,169)	$(920,807,169)	(1,214,198,222)	$(1,214,198,222)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,574,102,677	$11,574,102,677	25,893,347,735	$25,893,347,735
Shares issued to shareholders in payment of distributions declared	5,729,606	5,729,606	22,254,766	22,254,766
Shares redeemed	(11,829,388,982)	(11,829,388,982)	(26,114,785,028)	(26,114,785,028)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(249,556,699)	$(249,556,699)	(199,182,527)	$(199,182,527)

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	100,254,982	$100,254,982	71,322,093	$71,322,093
Shares issued to shareholders in payment of distributions declared	14,383	14,383	2,797	2,797
Shares redeemed	(94,599,235)	(94,599,235)	(42,239,773)	(42,239,773)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	5,670,130	$5,670,130	29,085,117	$29,085,117

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,164,693,738)	$(1,164,693,738)	(1,384,295,632)	$(1,384,295,632)

Government Obligations Tax-Managed Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,011,520,176	$2,011,520,176	5,082,286,702	$5,082,286,702
Shares issued to shareholders in payment of distributions declared	1,145,117	1,145,117	2,860,976	2,860,976
Shares redeemed	(2,169,259,011)	(2,169,259,011)	(5,361,396,587)	(5,361,396,587)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(156,593,718)	$(156,593,718)	(276,248,909)	$(276,248,909)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,584,836,620	$2,584,836,620	4,990,627,981	$4,990,627,981
Shares issued to shareholders in payment of distributions declared	1,473,436	1,473,436	4,553,602	4,553,602
Shares redeemed	(2,733,622,768)	(2,733,622,768)	(5,259,038,512)	(5,259,038,512)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(147,312,712)	$(147,312,712)	(263,856,929)	$(263,856,929)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(303,906,430)	$(303,906,430)	(540,105,838)	$(540,105,838)

Municipal Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,055,404,056	$12,055,420,827	15,191,753,819	$15,191,737,048
Shares issued to shareholders in payment of distributions declared	6,405,524	6,405,524	9,005,480	9,005,480
Shares redeemed	(11,541,711,834)	(11,541,711,834)	(14,487,048,685)	(14,487,048,685)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	520,097,746	$520,114,517	713,710,614	$713,693,843

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	894,577,186	$894,579,878	1,442,471,051	$1,442,468,360
Shares issued to shareholders in payment of distributions declared	902,374	902,374	2,685,307	2,685,307
Shares redeemed	(860,688,212)	(860,688,212)	(1,401,406,135)	(1,401,406,135)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	34,791,348	$34,794,040	43,750,223	$43,747,532

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,185,278,331	$$1,185,278,200	2,363,374,440	$2,363,374,570
Shares issued to shareholders in payment of distributions declared	896,909	896,909	2,857,382	2,857,382
Shares redeemed	(1,353,873,411)	(1,353,873,411)	(2,147,024,370)	(2,147,024,370)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	(167,698,171)	$(167,698,302)	219,207,452	$219,207,582

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	387,190,923	$387,210,255	976,668,289	$976,648,957

Prime Cash Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,633,811,503	$53,633,811,503	101,999,312,557	$101,999,312,557
Shares issued to shareholders in payment of distributions declared	22,583,281	22,583,281	57,019,865	57,019,865
Shares redeemed	(53,197,124,901)	(53,197,124,901)	(100,288,931,324)	(100,288,931,324)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	459,269,883	$459,269,883	1,767,401,098	$1,767,401,098

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,385,357,526	$7,385,357,526	18,939,708,885	$18,939,708,885
Shares issued to shareholders in payment of distributions declared	3,173,876	3,173,876	12,181,128	12,181,128
Shares redeemed	(7,442,435,060)	(7,442,435,060)	(19,083,421,512)	(19,083,421,512)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(53,903,658)	$(53,903,658)	(131,531,499)	$(131,531,499)

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,637,639,400	$2,637,639,400	7,282,880,252	$7,282,880,252
Shares issued to shareholders in payment of distributions declared	1,520,407	1,520,407	6,325,236	6,325,236
Shares redeemed	(2,603,030,109)	(2,603,030,109)	(7,494,062,344)	(7,494,062,344)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	36,129,698	$36,129,698	(204,856,856)	$(204,856,856)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	441,495,923	$441,495,923	1,431,012,743	$1,431,012,743

Prime Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	93,846,178,116	$93,846,178,116	279,223,095,820	$279,223,096,367
Shares issued to shareholders in payment of distributions declared	38,063,802	38,063,802	102,357,245	102,357,245
Shares redeemed	(95,830,477,663)	(95,830,477,663)	(279,922,531,646)	(279,922,531,648)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,946,235,745)	$(1,946,235,745)	(597,078,581)	$(597,078,036)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	25,737,036,009	$25,737,036,009	44,370,762,948	$44,370,762,948
Shares issued to shareholders in payment of distributions declared	5,384,782	5,384,782	21,046,328	21,046,328
Shares redeemed	(24,984,801,213)	(24,984,801,213)	(45,623,236,180)	(45,623,236,180)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	757,619,578	$757,619,578	(1,231,426,904)	$(1,231,426,904)

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	80,853,280	$80,853,280	24,816,595	$24,816,595
Shares issued to shareholders in payment of distributions declared	23,484	23,484	5,901	5,901
Shares redeemed	(68,307,791)	(68,307,791)	(13,663,487)	(13,663,487)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	12,568,973	$12,568,973	11,159,009	$11,159,009

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,176,047,194)	$(1,176,047,194)	(1,817,346,476)	$(1,817,345,931)

Prime Value Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	59,935,465,629	$59,935,465,629	118,134,722,935	$118,134,722,935
Shares issued to shareholders in payment of distributions declared	39,651,170	39,651,170	87,371,190	87,371,190
Shares redeemed	(60,133,897,248)	(60,133,897,248)	(115,778,897,562)	(115,778,897,562)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(158,780,449)	$(158,780,449)	2,443,196,563	$2,443,196,563

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,830,913,594	$2,830,913,594	6,742,428,046	$6,742,428,046
Shares issued to shareholders in payment of distributions declared	3,330,226	3,330,226	7,606,098	7,606,098
Shares redeemed	(2,838,617,970)	(2,838,617,970)	(6,347,475,596)	(6,347,475,596)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,374,150)	$(4,374,150)	402,558,548	$402,558,548

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,307,424,610	$2,307,424,610	2,585,358,860	$2,585,358,860
Shares issued to shareholders in payment of distributions declared	1,333,991	1,333,991	4,053,877	4,053,877
Shares redeemed	(2,135,087,261)	(2,135,087,261)	(2,708,519,696)	(2,708,519,696)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	173,671,340	$173,671,340	(119,106,959)	$(119,106,959)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,516,741	$10,516,741	2,726,648,152	$2,726,648,152

Tax-Free Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,418,766,820	$19,418,766,820	27,915,281,318	$27,915,281,426
Shares issued to shareholders in payment of distributions declared	13,160,342	13,160,342	22,155,356	22,155,356
Shares redeemed	(19,136,556,333)	(19,136,556,333)	(27,059,078,821)	(27,059,078,821)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	295,370,829	$295,370,829	878,357,853	$878,357,961

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,038,679,945	$3,038,679,945	5,426,980,538	$5,426,980,538
Shares issued to shareholders in payment of distributions declared	1,410,029	1,410,029	3,207,589	3,207,589
Shares redeemed	(3,096,573,734)	(3,096,573,734)	(5,452,001,913)	(5,452,001,913)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(56,483,760)	$(56,483,760)	(21,813,786)	$(21,813,786)

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	250	$250
Shares redeemed	(2)	(2)	(3)	(3)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(2)	$(2)	247	$247

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	238,887,067	$238,887,067	856,544,314	$856,544,422

Treasury Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,071,531,594	$12,071,531,594	28,132,870,947	$28,132,870,947
Shares issued to shareholders in payment of distributions declared	7,600,630	7,600,630	20,554,019	20,554,019
Shares redeemed	(12,399,377,919)	(12,399,377,919)	(30,552,342,241)	(30,552,342,241)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(320,245,695)	$(320,245,695)	(2,398,917,275)	$(2,398,917,275)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,976,644,492	$12,976,644,492	25,065,514,163	$25,065,514,163
Shares issued to shareholders in payment of distributions declared	3,133,811	3,133,811	10,727,533	10,727,533
Shares redeemed	(13,509,162,879)	(13,509,162,879)	(24,825,639,909)	(24,825,639,909)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(529,384,576)	$(529,384,576)	250,601,787	$250,601,787

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,168,500,821	$2,168,500,821	3,768,691,012	$3,768,691,012
Shares issued to shareholders in payment of distributions declared	358,990	358,990	1,748,270	1,748,270
Shares redeemed	(1,898,326,296)	(1,898,326,296)	(3,724,560,112)	(3,724,560,112)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	270,533,515	$270,533,515	45,879,170	$45,879,170

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	423,841,744	$423,841,744	230,840,100	$230,840,100
Shares issued to shareholders in payment of distributions declared	62,648	62,648	12,579	12,579
Shares redeemed	(306,965,406)	(306,965,406)	(57,405,574)	(57,405,574)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	116,938,986	$116,938,986	173,447,105	$173,447,105

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(462,157,770)	$(462,157,770)	(1,928,989,213)	$(1,928,989,213)

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

At July 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2007	Capital Loss Carryforward to Expire in 2009	Capital Loss Carryforward to Expire in 2010	Capital Loss Carryforward to Expire in 2011	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	--	--	--	$204	$850

Prime Obligations Fund	--	--	--	--	$6,788	$6,788

Tax-Free Obligations Fund	--	$797	$3,820	$11,653	$128,147	$144,417

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntary choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Funds with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid after voluntary waiver, if applicable, were as follows:

Fund	FAS	FServ
Government Obligations Fund	$ 1,700,270	$ 1,738,631

Government Obligations Tax-Managed Fund	$ 656,125	$ 673,670

Municipal Obligations Fund	$ 576,941	$ 493,711

Prime Obligations Fund	$ 4,821,533	$ 4,769,160

Prime Cash Obligations Fund	$ 2,680,858	$ 2,563,048

Prime Value Obligations Fund	$ 2,508,563	$ 2,469,445

Tax-Free Obligations Fund	$ 1,598,907	$ 1,592,121

Treasury Obligations Fund	$ 2,197,718	$ 2,321,771

Account Administration Fee

Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund pay Federated Shareholder Services Company ("FSSC") an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Funds will pay FSSC up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2004, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each of the Funds' average daily net assets for the period, plus out-of-pocket expenses. The fees paid to FServ during the reporting period were as follows:

Fund	FServ
Government Obligations Fund	$270,569

Government Obligations Tax-Managed Fund	$143,906

Municipal Obligations Fund	$95,866

Prime Obligations Fund	$682,879

Prime Cash Obligations Fund	$373,855

Prime Value Obligations Fund	$342,066

Tax-Free Obligations Fund	$231,435

Treasury Obligations Fund	$316,007

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,611,862,442	$3,203,760,500

Tax-Free Obligations Fund	$4,990,823,700	$3,613,417,967

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625 Cusip 60934N203
Cusip 60934N807 Cusip 60934N617 Cusip 60934N708
Cusip 60934N856 Cusip 60934N583 Cusip 60934N500
Cusip 60934N849 Cusip 60934N575 Cusip 60934N872
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

25244 (3/04)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Municipal Obligations Fund

January 31, 1999	$1.00	0.034	--		0.034	(0.034)
July 31, 1999[3]	$1.00	0.015	--		0.015	(0.015)
July 31, 2000[5]	$1.00	0.037	--		0.037	(0.037)
July 31, 2001	$1.00	0.037	--		0.037	(0.037)
July 31, 2002	$1.00	0.017	--		0.017	(0.017)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
January 31, 2004[6]	$1.00	0.004	(0.000)	[7]	0.004	(0.004)

Prime Cash Obligations Fund

January 31, 1999	$1.00	0.052	--		0.052	(0.052)
July 31, 1999[3]	$1.00	0.023	--		0.023	(0.023)
July 31, 2000[5]	$1.00	0.056	--		0.056	(0.056)
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
January 31, 2004[6]	$1.00	0.004	--		0.004	(0.004)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-ends from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte and Touch LLP. Each of the previous years was audited by other auditors.

6 For the six months ended January 31, 2004 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets						Net Assets, End of Period (000 Omitted)
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]

$1.00	3.40%		0.30%		3.40%		0.31%		$114,535
$1.00	1.53%		0.30%	[4]	3.00%	[4]	0.33%	[4]	$74,609
$1.00	3.79%		0.30%		3.65%		0.30%		$72,714
$1.00	3.75%		0.30%		3.64%		0.29%		$157,035
$1.00	1.67%		0.30%		1.63%		0.28%		$196,824
$1.00	1.13%		0.30%		1.08%		0.27%		$416,036
$1.00	0.41%		0.30%	[4]	0.81%	[4]	0.26%	[4]	$248,339

$1.00	5.37%		0.30%		5.18%		0.27%		$230,193
$1.00	2.36%		0.30%	[4]	4.64%	[4]	0.28%	[4]	$245,815
$1.00	5.78%		0.30%		5.58%		0.27%		$163,282
$1.00	5.64%		0.30%		5.28%		0.27%		$516,333
$1.00	2.22%		0.30%		2.07%		0.26%		$894,934
$1.00	1.25%		0.30%		1.26%		0.26%		$690,099
$1.00	0.43%		0.30%	[4]	0.84%	[4]	0.26%	[4]	$726,225

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Prime Value Obligations Fund
January 31, 1999	$1.00	0.053	--		0.053	(0.053)	--
July 31, 1999[3]	$1.00	0.024	--		0.024	(0.024)	--
July 31, 2000[5]	$1.00	0.056	--		0.056	(0.056)	--
July 31, 2001	$1.00	0.055	--		0.055	(0.055)	--
July 31, 2002	$1.00	0.022	--		0.022	(0.022)	--
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
January 31, 2004[6]	$1.00	0.004	--		0.004	(0.004)	--

Treasury Obligations Fund
July 31, 1999	$1.00	0.047	--		0.047	(0.047)	--
July 31, 2000[5]	$1.00	0.053	--		0.053	(0.053)	--
July 31, 2001	$1.00	0.052	--		0.052	(0.052)	--
July 31, 2002	$1.00	0.019	0.001		0.020	(0.019)	(0.001)
July 31, 2003	$1.00	0.012	0.000	[7]	0.012	(0.012)	(0.000)	[7]
January 31, 2004[6]	$1.00	0.004	--		0.004	(0.004)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Fund changed its fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

6 For the six months ended January 31, 2004 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets						Net Assets Value, End of Period (000 Omitted)
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]

(0.053)	$1.00	5.40%		0.28%		5.23%		0.30%		$200,098
(0.024)	$1.00	2.38%		0.28%	[4]	4.76%	[4]	0.30%	[4]	$275,756
(0.056)	$1.00	5.80%		0.28%		5.66%		0.30%		$236,780
(0.055)	$1.00	5.68%		0.28%		5.27%		0.29%		$445,538
(0.022)	$1.00	2.26%		0.29%		2.29%		0.27%		$506,382
(0.013)	$1.00	1.29%		0.29%		1.29%		0.27%		$387,288
(0.004)	$1.00	0.44%		0.29%	[4]	0.88%	[4]	0.27%	[4]	$560,963

(0.047)	$1.00	4.81%		0.30%		4.61%		0.24%		$462,807
(0.053)	$1.00	5.47%		0.30%		5.25%		0.24%		$334,019
(0.052)	$1.00	5.37%		0.30%		5.16%		0.24%		$611,386
(0.020)	$1.00	2.06%		0.30%		1.85%		0.24%		$577,516
(0.012)	$1.00	1.17%		0.30%		1.23%		0.24%		$623,407
(0.004)	$1.00	0.37%		0.30%	[4]	0.73%	[4]	0.24%	[4]	$893,898

Municipal Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.4%[1]
		Alabama--1.4%
$3,060,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$3,060,000
2,095,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRB, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,095,000
17,000,000		Decatur, AL IDB, (Series 2003-A),Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,350,000
2,970,000		Orange Beach, AL Industrial Development Board, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,970,000

		TOTAL	37,375,000

		Alaska--0.1%
3,500,000		Valdez, AK Marine Terminal, (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	3,500,000

		Arizona--0.6%
5,370,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	5,370,000
3,370,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS, (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,370,000
2,710,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	2,710,000
1,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,675,000
2,000,000		Maricopa County, AZ, IDA, San Angelin Apartments, (Series 2003), 1.30% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 5/14/2004	2,000,000
2,034,000		Pima County, AZ, IDA, Single Family Mortgages, Roaring Fork, (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,034,000

		TOTAL	17,159,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--2.8%
$1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds, (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	$1,000,000
5,420,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,420,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	11,700,000
21,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	21,400,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One N.A. (Chicago) LOC)	7,100,000

		TOTAL	74,250,000

		California--6.1%
1,000,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2003), Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC)	1,000,000
9,000,000		California PCFA, (1996 Series C), Daily VRDNs (Pacific Gas & Electric Co.)/ (Bank of America N.A. LOC)	9,000,000
45,050,000		California PCFA, (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/ (J.P. Morgan Chase Bank LOC)	45,050,000
5,800,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	5,800,000
5,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	5,000,000
2,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9), Weekly VRDNs (Citibank N.A., New York LOC)	2,500,000
23,650,000		California State, (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	23,650,000
10,000,000		California State, (Series 2003-04 A-3), 2.00% RANs (BNP Paribas SA, Bank of America N.A. and UBS AG LOCs), 6/23/2004	10,036,199
18,750,000	[2]	California State, RAWs, (Series 2003 FR/RI-F8J), 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/16/2004	18,750,000
31,250,000	[2]	California State, RAWs, (Series 2003 FR/RI-F11J), 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/23/2004	31,250,000
2,500,000		California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
3,010,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,010,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	$3,000,000
909,236		Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	909,236
1,265,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	1,265,000

		TOTAL	162,720,435

		Colorado--1.5%
5,470,000		Colorado HFA, MERLOTS,(Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,470,000
10,600,000		Denver, CO City & County Airport Authority, (PT-724), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	10,600,000
5,500,000		Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000
14,660,000		Denver, CO City & County Airport Authority, MERLOTS, (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
2,805,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,805,000

		TOTAL	39,035,000

		Connecticut--2.0%
2,555,000		Connecticut State HEFA, (Series C), Weekly VRDNs (Charlotte Hungerfield Hospital)/(Fleet National Bank LOC)	2,555,000
11,000,000		Connecticut State HFA, (Subseries G-4), Weekly VRDNs (AMBAC INS)/ (DePfa Bank PLC LIQ)	11,000,000
9,500,000		Connecticut State, (Series 2001 - JPMC4), Daily VRDNs (J.P. Morgan Chase & Co. LIQ)	9,500,000
19,200,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes, (2003 Series 1), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	19,200,000
10,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/FSA INS)/(Societe Generale, Paris LIQ)	10,500,000

		TOTAL	52,755,000

		District of Columbia--1.6%
15,000,000		District of Columbia, (Series 1998B), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of New York and J.P. Morgan Chase Bank LIQs)	15,000,000
12,470,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ)	12,470,000
13,905,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	13,905,000

		TOTAL	41,375,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--3.1%
$16,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$16,000,000
8,353,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	8,353,000
1,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	1,500,000
5,200,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	5,200,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	8,000,000
5,000,000		Hillsborough County, FL Aviation Authority, (PT-1709), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,000,000
17,975,000		Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	17,975,000
70,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	70,000
12,000,000		Miami-Dade County, FL Aviation, (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,695,000		Miami-Dade County, FL HFA, (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,695,000

		TOTAL	81,793,000

		Georgia--2.7%
3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/8/2004	3,500,000
1,400,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,400,000
13,600,000		Crisp County - Cordele, GA IDA, (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Royal Bank of Canada, Montreal LOC)	13,600,000
6,605,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,605,000
6,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	6,000,000
5,000,000		Franklin County, GA Industrial Building Authority, (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	5,000,000
9,000,474		Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bank of America N.A. LIQ)	9,000,474
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$1,755,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	$1,755,000
25,000,000		Savannah, GA EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	25,000,000

		TOTAL	71,860,474

		Hawaii--0.1%
1,060,000		Hawaii Finance and Development Corp., MERLOTS, (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	1,060,000
2,215,000		Hawaii State Airport System, (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000

		TOTAL	3,275,000

		Illinois--4.3%
8,050,000		Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	8,050,000
1,070,000		Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
5,395,000		Chicago, IL O'Hare International Airport, (PT-664), Weekly VRDNs (AMBAC INS)/(Danske Bank A/S LIQ)	5,395,000
9,995,000		Chicago, IL O'Hare International Airport, (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
7,000,000		Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
6,795,000		Chicago, IL O'Hare International Airport, PUTTERs, (Series 369Z), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase Bank LIQ)	6,795,000
5,200,000		Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,200,000
8,615,000		Chicago, IL Single Family Mortgage, (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,615,000
2,600,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(Bank One N.A. (Chicago) LOC)	2,600,000
1,660,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,660,000
11,000,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	11,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	10,500,000
515,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,960,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(Bank One N.A. (Chicago) LOC)	$1,050,000
1,700,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,700,000
3,795,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,795,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
15,000,000		Illinois Health Facilities Authority, Revenue Bonds, (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	15,000,000
1,040,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One N.A. (Chicago) LOC)	1,040,000
5,960,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Bank One N.A. (Chicago) LOC)	5,960,000

		TOTAL	113,900,000

		Indiana--4.2%
8,640,000		Carmel Clay Schools, IN, 2.00% TANs, 12/31/2004	8,694,572
1,000,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
8,000,000		Hamilton, IN Southeastern Schools, 1.75% TANs, 12/31/2004	8,043,340
1,260,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,260,000
25,000,000		Indiana Bond Bank, 2.00% TANs (Bank of New York LOC), 1/25/2005	25,218,177
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 - A119), 1.25% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	12,105,000
3,205,000		Indiana State HFA, MERLOTS, (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,205,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDRB, (Series 2000), Weekly VRDNs (T & M LP)/ (Key Bank, N.A. LOC)	5,000,000
8,200,000		Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,200,000
1,750,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,750,000
4,280,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/ (National City Bank, Indiana LOC)	4,280,000
9,500,000		Muncie, IN Community Schools, 2.00% TANs, 12/31/2004	9,560,060
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$5,250,000		Northern Wells, IN Community Schools, 2.00% TRANs, 12/31/2004	$5,280,809
555,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One N.A. (Chicago) LOC)	555,000
9,500,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	9,500,000
2,600,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,600,000

		TOTAL	112,236,958

		Kansas--1.3%
7,195,000		Sedgwick & Shawnee Counties, KS, MERLOTS, (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,195,000
3,680,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,680,000
13,066,656		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	13,063,912
11,152,083		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-VII), 1.15% BANs, 11/1/2004	11,152,083

		TOTAL	35,090,995

		Kentucky--0.9%
6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,210,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One N.A. (Chicago) LOC)	1,210,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts, (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
3,380,000		Kentucky Housing Corp., MERLOTS, (Series 2000-B9), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,380,000
2,795,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	2,795,000

		TOTAL	25,380,000

		Louisiana--1.3%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
9,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(Bank One N.A. (Chicago) LOC)	9,100,000
2,770,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	2,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--continued
$7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	$7,000,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC)	8,000,000

		TOTAL	35,870,000

		Maine--0.9%
3,400,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,400,000
2,250,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/ (Comerica Bank LOC)	2,250,000
10,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	10,000,000
6,425,000	[2]	Maine State Housing Authority, MERLOTS, (Series 2001-A108), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,425,000
1,480,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,480,000
1,790,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	1,790,000

		TOTAL	25,345,000

		Maryland--1.1%
1,186,000		Harford County, MD, (1989 Issue), Weekly VRDNs (Harford Commons Associates Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,186,000
3,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	3,375,000
2,400,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,400,000
4,810,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,810,000
10,000,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs 12/21/2004	10,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
6,000,000		Northeast, MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,000,000

		TOTAL	28,521,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--1.4%
$11,000,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$11,000,000
7,500,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	7,500,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC)	4,500,000
15,000,000		Ralph C. Mahar, MA Regional School District, 1.50% BANs, 7/15/2004	15,033,473

		TOTAL	38,033,473

		Michigan--1.2%
14,380,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	14,380,000
17,098,000		Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds, Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC)	17,098,000

		TOTAL	31,478,000

		Minnesota--1.9%
3,200,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,200,000
6,440,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
5,915,000		Fridley, MN Independent School District 14, 1.75% TRANs (Minnesota State GTD), 9/30/2004	5,938,177
2,050,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
5,220,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
1,605,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-908), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	1,605,000
8,975,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
7,050,000		Minnesota State Higher Education Coordinating Board, (1992 Series C), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	7,050,000
1,975,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,975,000
4,700,000		Spring Lake Park, MN Independent School District No. 16, 1.65% TRANs (Minnesota State GTD), 9/28/2004	4,714,599
850,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	850,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000

		TOTAL	50,267,776

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--2.1%
$3,905,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ)	$3,905,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,525,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,525,000
5,040,000		Mississippi Home Corp., MERLOTS, (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,040,000
18,685,000		Mississippi Home Corp., Roaring Forks, (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
3,940,000	[2]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	3,940,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 1.30% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2004	9,790,000

		TOTAL	54,885,000

		Missouri--0.5%
880,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	880,000
600,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	600,000
3,555,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,555,000
2,245,000	[2]	Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,245,000
4,285,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,285,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	12,565,000

		Montana--0.5%
3,015,000		Montana State Board of Housing, MERLOTS, (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,015,000
4,740,000		Montana State Board of Housing, PUTTERs, (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,740,000
6,465,000		Montana State Board of Housing, Variable Certificates, (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	6,465,000

		TOTAL	14,220,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--6.6%
$14,002,790		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	$14,002,790
9,033,500		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	9,033,500
4,020,000		BNY Municipal Certificates Trust (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,020,000
12,300,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	12,300,000
6,500,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	6,500,000
32,895,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	32,895,000
42,501,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	42,501,000
17,415,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,415,000
14,287,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	14,287,000
6,160,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	6,160,000
1,387,487		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,387,487
2,318,364		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,318,364
4,901,534		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,901,534
8,437,750		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	8,437,750

		TOTAL	176,159,425

		Nebraska--1.5%
3,650,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,650,000
2,100,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
9,660,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nebraska--continued
$16,796,000		Nebraska Investment Finance Authority, (Series 2001 F),Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	$16,796,000
2,100,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,100,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	40,006,000

		Nevada--1.0%
6,345,000		Clark County, NV Airport System, (PT-1866), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	6,345,000
12,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)	12,500,000
7,535,000		Clark County, NV, (Series 1998), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	7,535,000

		TOTAL	26,380,000

		New Hampshire--1.1%
4,380,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	4,380,000
1,967,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	1,967,000
10,000,000		New Hampshire Business Finance Authority, PCR Bonds, (Series A), 1.15% CP (New England Power Co.), Mandatory Tender 3/5/2004	10,000,000
9,355,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)	9,355,000
2,815,000		New Hampshire State HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,815,000
2,155,000		New Hampshire State HFA, MERLOTS, (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,155,000

		TOTAL	30,672,000

		New Jersey--1.0%
2,438,388		Beach Haven, NJ, 1.50% BANs, 6/11/2004	2,442,012
4,000,000		Carlstadt, NJ, 1.75% TANs, 3/1/2004	4,002,197
12,000,000		Long Branch, NJ, 2.00% BANs, 10/1/2004	12,069,265
300,000		New Jersey EDA, (Series 1998B), Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	300,000
6,324,500		Seaside Heights Borough, NJ, 1.95% BANs, 2/13/2004	6,325,832
1,462,750		Stanhope, NJ, 1.75% BANs, 6/11/2004	1,466,114

		TOTAL	26,605,420

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--1.0%
$2,275,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	$2,275,000
5,110,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	5,110,000
3,500,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,500,000
2,935,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,935,000
5,800,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,800,000
2,330,000		New Mexico Mortgage Finance Authority, MERLOTS, (2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,330,000
3,750,000		New Mexico Mortgage Finance Authority, (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	3,750,000

		TOTAL	25,700,000

		New York--10.2%
12,000,000		Commack, NY Union Free School District, 1.50% TANs, 6/29/2004	12,024,176
5,000,000		Commack, NY Union Free School District, 2.00% BANs, 11/19/2004	5,031,927
15,000,000		Erie County, NY, 1.50% RANs, 6/23/2004	15,020,813
4,000,000		Hempstead Union Free School District, NY, 1.50% TANs, 6/29/2004	4,007,237
12,645,000		Long Island Power Authority, (Series 2003F), Weekly VRDNs (FSA INS)/ (Dexia Bank, Belgium LIQ)	12,645,000
2,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds, (Series 2002B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	2,000,000
6,900,000		Middle Country, NY CSD, 1.50% TANs, 6/25/2004	6,909,269
16,400,000		New York City, NY Housing Development Corp., (Series 2001A), Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	16,400,000
6,500,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	6,500,000
2,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,000,000
14,500,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	14,500,000
14,800,000		New York City, NY, (2003 Series C-2), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	14,800,000
56,000,000		New York City, NY, RANs, (Series 2003 FR/RI L40J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	56,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$34,000,000		New York City, NY, RANs, (Series 2003 FR/RI L41J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$34,000,000
1,100,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	1,100,000
7,300,000		New York State HFA, (Series 2002A), Weekly VRDNs (Biltmore Tower)/ (Fleet National Bank LOC)	7,300,000
10,000,000		New York State HFA, (Series 2003A: 360 West 43rd Street), Weekly VRDNs (42/9 Residential LLC)/(FNMA LOC)	10,000,000
14,835,000		New York State Local Government Assistance Corp., (Series 2001-740), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	14,835,001
11,305,000		Owego-Apalachin, NY CSD, 1.50% BANs, 7/23/2004	11,328,791
7,000,000		Riverhead, NY CSD, 1.50% TANs, 6/30/2004	7,014,765
8,424,000		Salina, NY, 1.50% BANs, 7/16/2004	8,442,913
2,500,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	2,500,000
5,000,000		West Babylon, NY Union Free School District, 1.50% TANs, 6/29/2004	5,010,066
4,350,000		Windsor, NY, CSD, 1.40% BANs, 6/30/2004	4,357,055

		TOTAL	273,727,013

		North Carolina--0.5%
2,840,000		Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,840,000
100,000		Mecklenburg County, NC, (Series 1996), Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank N.A. LOC)	100,000
11,000,000	[2]	North Carolina State, (PT-413), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	11,000,000
290,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/ (Wachovia Bank N.A. LOC)	290,000

		TOTAL	14,230,000

		Ohio--3.1%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), 1.25% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	4,000,000
18,570,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	18,570,000
6,055,000		Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,055,000
2,750,000		Franklin County, OH, Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	2,750,000
3,950,000		Hamilton, OH, (Series 2003A), Weekly VRDNs (Knollwood Crossing II Apartments)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
5,500,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$225,000		Ohio HFA, MERLOTS, (Series 2000-AA), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	$2,975,000
2,975,000		Ohio HFA, MERLOTS, (Series 2001 A-78), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	225,000
4,895,000		Ohio HFA, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,895,000
4,100,000		Ohio State Air Quality Development Authority, (Series 2001-A), Daily VRDNs (Cincinnati Gas and Electric Co.)/(Credit Lyonnais SA LOC)	4,100,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000
1,270,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2002), Weekly VRDNs (PPG Industries, Inc.)	1,270,000
4,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	4,000,000
6,300,000		Ohio State, Solid Waste Revenue Bonds, (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD)	6,300,000
2,500,000		Ohio Waste Development Authority Solid Waste, (Series 2000), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC)	2,500,000
4,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	4,000,000
2,000,000		Shaker Heights, OH, 1.35% BANs, 12/9/2004	2,003,359

		TOTAL	83,858,359

		Oklahoma--0.4%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (J.P. Morgan Chase Bank LOC)	6,000,000
6,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	6,000,000

		TOTAL	12,000,000

		Oregon--1.9%
4,125,000		Gilliam County, OR Solid Waste Disposal, (Series 2003A), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,125,000
29,000,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	29,000,000
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	51,625,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--3.2%
$1,000,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	$1,000,000
9,000,000		Pennsylvania EDFA, (Series 2001A), Weekly VRDNs (Reliant Energy Seward LLC)/(WestLB AG LOC)	9,000,000
25,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	25,000,000
19,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs)	19,500,000
22,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	22,000,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000

		TOTAL	86,500,000

		Puerto Rico--2.3%
3,993,000		Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	3,993,000
12,975,000		Commonwealth of Puerto Rico, TRANs, (Series 2003 FR/RI L38J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	12,975,000
44,600,000		Commonwealth of Puerto Rico, TRANs, (Series 2003 FR/RI L39J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	44,600,000

		TOTAL	61,568,000

		Rhode Island--0.4%
5,030,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001 A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,030,000
3,995,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,995,000
2,265,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,265,000

		TOTAL	11,290,000

		South Carolina--3.0%
20,000,000		Berkeley County, SC IDB, Weekly VRDNs (Nucor Corp.)	20,000,000
360,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Columbus) LOC)	360,000
14,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	500,000
13,000,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	13,000,000
14,500,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	14,500,000
2,450,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$4,750,000		South Carolina Jobs-EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	$4,750,000
250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	250,000
450,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	450,000
250,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	250,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
17,500,000		South Carolina Jobs-EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	17,500,000
2,400,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/ (BNP Paribas SA LOC)	2,400,000

		TOTAL	80,110,000

		South Dakota--0.2%
5,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000

		Tennessee--0.7%
1,100,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/ (Amsouth Bank N.A., Birmingham LOC)	1,100,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,150,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,150,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000
500,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	500,000
4,000,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000

		TOTAL	17,505,000

		Texas--12.3%
5,305,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates, (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,305,000
12,000,000		Austin, TX Airport System, MERLOTS, (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,975,000		Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,975,000
5,000,000	[2]	Austin, TX, MERLOTS, (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$5,500,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.375% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 8/1/2004	$5,500,000
15,300,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy)/(Credit Suisse First Boston LOC)	15,300,000
17,500,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy)/(J.P. Morgan Chase Bank LOC)	17,500,000
1,700,000		Brazos River Authority, TX, (Series 2002A), Weekly VRDNs (TXU Energy)/(Citibank N.A., New York LOC)	1,700,000
6,495,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,495,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	12,055,000
3,200,000		Dallas-Fort Worth, TX International Airport, MERLOTS, (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,000,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lunch & Co., Inc. LIQ)	3,200,000
3,915,000		Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank A/S LIQ)	3,915,000
2,495,000		Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 336), Weekly VRDNs (FGIC INS/(J.P. Morgan Chase Bank LIQ)	4,995,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 350), 1.15% TOBs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 2/12/2004	2,495,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs, (Series 354), 1.12% TOBs (FSA INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 2/26/2004	7,150,000
21,700,000		Dallas-Fort Worth, TX International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs (FSA INS, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,700,000
5,830,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS, (Series 2001 A-40), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,830,000
24,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.)	24,600,000
6,100,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp.)	6,100,000
2,750,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003D), Weekly VRDNs (Waste Management of Texas, Inc.)/(Wachovia Bank N.A. LOC)	2,750,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)	8,000,000
5,608,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,608,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$9,595,000		Houston, TX Airport System, MERLOTS, (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$9,595,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Fleet National Bank LOC)	3,500,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	10,000,000
3,475,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,475,000
6,370,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS, (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	6,370,000
7,000,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
3,390,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	3,390,000
75,000,000		Texas State, 2.00% TRANs, 8/31/2004	75,370,669
4,675,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,675,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	328,398,669

		Utah--0.1%
1,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC)	1,500,000

		Vermont--0.5%
7,480,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A49), 1.30% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,480,000
6,605,000	[2]	Vermont HFA, MERLOTS, (Series 2001-A91), 1.30% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,605,000

		TOTAL	14,085,000

		Virginia--1.8%
10,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.21% CP (Virginia Electric & Power Co.), Mandatory Tender 2/13/2004	10,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	5,000,000
7,500,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	7,500,000
10,830,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	10,830,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$750,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	$750,000
6,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	6,500,000
5,735,000		Prince William County, VA IDA, (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC)	5,735,000
3,000,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,000,000

		TOTAL	49,315,000

		Washington--3.3%
6,990,000		Chelan County, WA Public Utility District No. 1, MERLOTS, (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,245,000		Energy Northwest, WA, Piper Certificates, (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,245,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
2,495,000		Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000		Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA, (PT-850), 1.15% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/19/2004	4,320,000
3,585,000		Port of Seattle, WA, (PT-1718), Weekly VRDNs (FGIC INS)/(WestLB AG LIQ)	3,585,000
8,600,000		Port of Seattle, WA, (PT-1780), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,600,000
7,800,000	[2]	Port of Seattle, WA, MERLOTS, (Series 2001-A53), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	7,800,000
2,420,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	2,420,000
6,400,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	6,400,000
11,835,000	[2]	Spokane, WA Public Facilities District, MERLOTS, (Series 2001-A111), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	11,835,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
9,820,000	[2]	Washington State Public Power Supply System, MERLOTS, (Series 2000 A19), 1.25% TOBs (Energy Northwest, WA)/(MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ) 11/10/2004	9,820,000

		TOTAL	88,310,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.6%
$1,510,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	$1,510,000
9,500,000		Grant County, WV County Commission, PCRB, (Series 1994), 1.05% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2004	9,500,000
1,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds, (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 3/9/2004	1,500,000
4,925,000		South Charleston, WV, (PT-1637), Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,925,000

		TOTAL	17,435,000

		Wisconsin--1.1%
4,300,000		Ashland, WI School District, 1.75% TRANs, 8/27/2004	4,314,036
2,000,000		Clinton, WI Community School District, 1.75% TRANs, 9/15/2004	2,006,740
5,200,000		Franklin, WI Regional Solid Waste Finance Commission, (Series 2003A), Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(Wachovia Bank N.A. LOC)	5,200,000
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank N.A., Cincinnati LOC)	1,000,000
2,765,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	2,765,000
1,785,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,785,000
4,695,000		Milton, WI School District, 2.00% TRANs, 9/21/2004	4,721,003
2,300,000		Milwaukee, WI, (Series 1997), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One N.A. (Chicago) LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$3,380,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,380,000
625,000		Wisconsin Housing & EDA, Trust Receipts, (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	625,000

		TOTAL	29,096,779

		TOTAL INVESTMENTS--101.4% (AT AMORTIZED COST)[3]	2,713,967,776

		OTHER ASSETS AND LIABILITIES - NET--(1.4%)	(37,949,460)

		TOTAL NET ASSETS -- 100%	$2,676,018,316

Securities that are subject to federal alternative minimum tax (AMT) represent 59.6% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.65%	2.35%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2004, these securities amounted to $196,035,000 which represents 7.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCRB	-Pollution Control Revenue Bond
PCFA	--Pollution Control Finance Authority
PUTTERs	--Putable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES--0.9%
	Finance - Automotive--0.8%
$10,852,230	Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$10,852,230
37,910,952	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	37,910,952
11,311,942	Nissan Auto Lease Trust 2003-A, Class A1, 1.165%, 10/15/2004	11,311,942
6,727,461	Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	6,727,461
30,663,894	WFS Financial 2003-4 Owner Trust, Class A1, 1.140%, 11/22/2004	30,663,894

	TOTAL	97,466,479

	Insurance--0.1%
2,583,180	Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	2,583,180
14,861,607	Onyx Acceptance Auto Owner Trust 2003-D, Class A1, (XL Capital Assurance Inc. LOC), 1.160%, 11/15/2004	14,861,607

	TOTAL	17,444,787

	TOTAL ASSET-BACKED SECURITIES	114,911,266

	BANKERS ACCEPTANCE--0.2%
	Banking--0.2%
24,000,000	Wachovia Bank N.A., 1.100%, 3/8/2004	23,973,600

	CERTIFICATES OF DEPOSIT--6.3%
	Banking--6.3%
125,000,000	BNP Paribas SA, 1.142% - 1.295%, 3/3/2004 - 7/26/2004	124,995,258
125,000,000	Credit Agricole Indosuez, 1.120% - 1.330%, 4/26/2004 - 8/4/2004	124,995,030
88,000,000	Danske Bank A/S, 1.300%, 3/3/2004	88,000,000
30,000,000	HBOS Treasury Services PLC, 1.180%, 6/11/2004	30,000,000
40,000,000	Huntington National Bank, Columbus, OH, 1.160%, 2/17/2004	40,000,000
33,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.160% - 1.360%, 2/13/2004 - 6/9/2004	33,000,000
55,000,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	55,000,000
65,000,000	Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 -- 2/8/2005	64,995,320
100,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.390%, 2/2/2005	99,989,976
71,000,000	Societe Generale, Paris, 1.305% - 1.410%, 2/3/2004 - 3/31/2004	71,002,213
25,000,000	SunTrust Bank, 1.250%, 12/7/2004	25,000,000
45,000,000	Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	44,999,111
25,000,000	WestLB AG, 1.170%, 4/28/2004	25,000,000

	TOTAL CERTIFICATES OF DEPOSIT	826,976,908

Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--8.7%
	Banking--5.0%
$660,000,000	CDC Financial Products, Inc., 1.080% - 1.162%, 2/2/2004	$660,000,000

	Brokerage--3.7%
480,000,000	Salomon Smith Barney Hldg, 1.113% - 1.162%, 2/2/2004	480,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	1,140,000,000

	COMMERCIAL PAPER-23.8%[1]
	Banking--11.5%
58,000,000	Bank of Ireland, 1.160%, 10/22/2004	57,506,613
50,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.100%, 2/4/2004	49,995,417
115,000,000	Citicorp, 1.050%, 4/19/2004 - 4/26/2004	114,730,208
160,500,000	Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.120% - 1.160%, 5/3/2004 - 7/20/2004	159,884,600
425,300,000	DePfa Bank PLC, 1.110% - 1.150%, 3/15/2004 - 6/22/2004	424,300,656
240,745,000	HBOS Treasury Services PLC, 1.090% - 1.160%, 2/9/2004 - 5/4/2004	240,278,700
160,000,000	Kitty Hawk Funding Corp., 1.050% - 1.130%, 2/17/2004 - 4/19/2004	159,786,686
53,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.060%, 2/27/2004	52,959,426
125,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.100%, 3/15/2004	124,835,764
50,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	49,596,069
66,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.150%, 4/21/2004	65,831,333

	TOTAL	1,499,705,472

	Consumer Products--0.3%
40,000,000	Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	39,976,711

	Finance - Automotive--5.2%
469,100,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.053% - 1.177%, 3/12/2004 - 6/4/2004	467,943,220
215,000,000	New Center Asset Trust, A1/P1 Series, 1.102% - 1.126%, 2/12/2004 - 3/12/2004	214,862,203

	TOTAL	682,805,423

	Finance - Commercial--1.6%
150,000,000	Edison Asset Securitization LLC, 1.100%, 2/12/2004	149,949,583
63,000,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.110% - 1.140%, 3/10/2004 - 6/14/2004	62,803,318

	TOTAL	212,752,901

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail-2.9%
$273,000,000	Paradigm Funding LLC, 1.040% - 1.130%, 2/17/2004 - 2/23/2004	$272,829,568
100,000,000	Yorktown Capital LLC, 1.050%, 2/20/2004	99,944,583

	TOTAL	372,774,151

	Finance - Securities--2.3%
41,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.125%, 3/15/2004	40,944,906
110,000,000	Galaxy Funding Inc., 1.120% - 1.130%, 3/25/2004 - 4/14/2004	109,780,553
30,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.120%, 3/22/2004	29,953,333
124,579,000	Perry Global Funding LLC Series A, 1.115% - 1.125%, 3/10/2004 - 3/23/2004	124,401,293

	TOTAL	305,080,085

	TOTAL COMMERCIAL PAPER	3,113,094,743

	CORPORATE BONDS--0.1%
	Banking--0.1%
10,000,000	Citigroup, Inc., 5.700%, 2/6/2004	10,006,087

	CORPORATE NOTES--9.5%
	Brokerage--6.3%
560,000,000	Goldman Sachs Group, Inc., 1.180% - 1.370%, 2/2/2004 - 7/6/2004	560,000,000
265,000,000	Merrill Lynch & Co., Inc., 1.213%, 2/2/2004	265,000,000

	TOTAL	825,000,000

	Finance - Securities--2.7%
42,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.445%, 10/27/2004	41,993,826
200,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.110% - 1.494%, 4/15/2004 - 10/29/2004	199,987,309
105,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004 - 4/14/2004	104,998,046

	TOTAL	346,979,181

	Telecommunications--0.5%
65,000,000	SBC Communications, Inc., 4.180%, 6/5/2004	65,648,446

	TOTAL CORPORATE NOTES	1,237,627,627

	GOVERNMENT AGENCIES--7.2%
	Government Agency--7.2%
70,000,000	Federal Home Loan Bank System, 1.250% - 1.470%, 7/2/2004 - 2/28/2005	70,000,000
195,000,000	Federal Home Loan Mortgage Corp., 1.110% - 5.250%, 2/15/2004 - 11/7/2005	195,441,227
679,769,000	Federal National Mortgage Association, 1.120% - 1.550%, 2/4/2004 - 2/15/2005	679,731,720

	TOTAL GOVERNMENT AGENCIES	945,172,947

Principal Amount		Value
	LOAN PARTICIPATION--0.9%
	Chemicals--0.8%
$100,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.320%, 8/31/2004	$100,000,000

	Finance - Commercial--0.1%
16,700,000	Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	16,700,000

	TOTAL LOAN PARTICIPATION	116,700,000

	NOTES - VARIABLE--36.2%[2]
	Banking--16.9%
4,980,000	1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	4,980,000
5,250,000	35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	5,250,000
4,968,000	Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,968,000
96,000,000	Abbey National Treasury Services PLC, Euro Medium Term Note, 1.180%, 2/16/2004	96,027,415
6,730,000	Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	6,730,000
3,010,000	Alabama State IDA, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	3,010,000
2,000,000	Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.300%, 2/5/2004	2,000,000
1,195,000	Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	1,195,000
4,115,000	American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,115,000
8,280,000	Anchor Holdings LLC, Series 2000, (U.S. Bank NA, Cincinnati LOC), 1.150%, 2/5/2004	8,280,000
5,620,000	B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,620,000
10,555,000	Badger Mining Corp., (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	10,555,000
3,475,000	Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,475,000
25,000,000	Bank of New York Co., Inc., 1.090%, 2/27/2004	25,000,000
185,000,000	Barclays Bank PLC, 1.035%, 2/27/2004	184,984,922
1,900,000	Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.150%, 2/4/2004	1,900,000
10,825,000	Barton Healthcare LLC, (Bank One N.A. (Chicago) LOC), 1.120%, 2/4/2004	10,825,000
8,045,000	Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 1.190%, 2/5/2004	8,045,000
2,095,000	Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,095,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$186,500,000	Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 2/27/2004	$186,500,000
35,000,000	Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 2/26/2004	35,000,000
30,000,000	Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 2/23/2004	30,000,000
3,335,000	Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,335,000
5,915,000	Briarwood LP, (Series 1999), (Bank One N.A. (Columbus) LOC), 1.220%, 2/5/2004	5,915,000
6,095,000	Brownsburg Christian Church, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.250%, 2/5/2004	6,095,000
3,185,000	Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	3,185,000
1,110,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,110,000
5,045,000	CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,045,000
7,285,000	California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/2/2004	7,285,000
2,450,000	Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	2,450,000
8,340,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	8,340,000
43,689,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	43,689,000
3,547,000	Capital One Funding Corp., (Series 1993-A), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	3,547,000
11,173,000	Capital One Funding Corp., (Series 2001-B), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	11,173,000
2,595,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,595,000
7,530,000	Cedarville College, (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	7,530,000
3,935,000	Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	3,935,000
5,085,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.120%, 2/5/2004	5,085,000
9,700,000	Charlotte Christian School, (Series 1999), (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	9,700,000
13,600,000	Citywide Development Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	13,600,000
3,350,000	Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,350,000
5,300,000	Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.150%, 2/4/2004	5,300,000
Principal Amount		Value
	NOTES - VARIABLE-continued[2]
	Banking--continued
$7,860,000	Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 2/5/2004	$7,860,000
35,000,000	Comerica Bank, Euro Medium Term Note, 1.290%, 3/15/2004	35,019,122
11,865,000	Community Centre Group of Cos., (Comerica Bank LOC), 1.200%, 2/5/2004	11,865,000
15,000,000	Cook County, IL, (Series 2002 A), 1.150%, 2/4/2004	15,000,000
3,500,000	DBH Properties LLC, (Series 2004), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,500,000
3,800,000	Davis Industries, Inc., (Comerica Bank LOC), 1.120%, 2/5/2004	3,800,000
5,000,000	Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,000,000
5,140,000	Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	5,140,000
2,350,000	Elliott Aviation, Inc., (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	2,350,000
5,200,000	Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	5,200,000
930,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	930,000
3,000,000	Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,000,000
8,400,000	Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,400,000
4,000,000	Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 1.230%, 2/5/2004	4,000,000
925,000	First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	925,000
2,250,000	Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,250,000
5,760,000	Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	5,760,000
1,070,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.180%, 2/4/2004	1,070,000
6,010,000	Freeport, IL, (U.S. Bank N.A., Cincinnati LOC), 1.120%, 2/5/2004	6,010,000
2,700,000	Gainesville and Hall County, GA Development Authority, Woozer Project, Series 2000, (SunTrust Bank LOC), 1.130%, 2/4/2004	2,700,000
2,230,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	2,230,000
2,940,000	Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	2,940,000
2,500,000	Gary, In Redevelopment District, (Bank One N.A. (Chicago) LOC), 1.220%, 2/5/2004	2,500,000
4,800,000	Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.130%, 2/4/2004	4,800,000
1,230,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	1,230,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,210,000	Grigsby Properties LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	$4,210,000
1,685,000	Guilford Capital LLC, (Series 2002 -- C), (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	1,685,000
2,655,000	Guilford Capital LLC, (Series 2002 -- F), (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	2,655,000
380,000,000	HBOS Treasury Services PLC, 1.090% - 1.160%, 2/2/2004 -- 4/26/2004	380,029,729
2,405,000	Harvey A. Tolson, (U.S. Bank N.A., Cincinnati LOC), 1.200%, 2/5/2004	2,405,000
3,550,000	Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.250%, 2/5/2004	3,550,000
9,485,000	Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	9,485,000
4,710,000	Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	4,710,000
5,955,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	5,955,000
30,000,000	Huntington National Bank, Columbus, OH, 1.210%, 6/17/2004	30,008,807
3,085,000	IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	3,085,000
4,200,000	IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2004	4,200,000
8,825,000	Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	8,825,000
9,000,000	Interlock Realty Co., (U.S. Bank N.A., Cincinnati LOC), 1.120%, 2/5/2004	9,000,000
1,345,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	1,345,000
3,995,000	Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	3,995,000
11,600,000	Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	11,600,000
4,300,000	Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.150%, 2/5/2004	4,300,000
1,650,000	Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,650,000
2,400,000	Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,400,000
1,605,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.050%, 2/4/2004	1,605,000
4,050,000	LCO Ventures LLC, (Fleet National Bank LOC), 1.170%, 2/4/2004	4,050,000
2,905,000	Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,905,000
3,835,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	3,835,000
5,000,000	Los Angeles, CA, MERLOTS, Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 2/4/2004	5,000,000
30,345,000	M/S Land LLC, (Bank One N.A. (Chicago) LOC), 1.160%, 2/5/2004	30,345,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,000,000	MBE Investment Co. LLC, EH Investment Company Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.150%, 2/5/2004	$4,000,000
8,500,000	Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	8,500,000
1,150,000	Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.200%, 2/5/2004	1,150,000
3,000,000	Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,000,000
3,900,000	Mile Bluff Clinic Building Partnership, (U.S. Bank NA, Cincinnati LOC), 1.170%, 2/4/2004	3,900,000
2,460,000	Mississippi Business Finance Corp., (Bank One N.A. (Chicago) LOC), 1.100%, 2/5/2004	2,460,000
1,400,000	Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,400,000
3,000,000	Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,000,000
4,055,000	Nassau County, NY IDA, Tweezerman Corp. Project, Series 2003, (Fleet National Bank LOC), 1.170%, 2/4/2004	4,055,000
2,450,000	New Berlin, WI, Sunraider LLC Series 1997B, (Bank One N.A. (Chicago) LOC), 1.160%, 2/5/2004	2,450,000
3,060,000	New Jersey EDA, Morey Organization, Inc. Project Series 1997, (Wachovia Bank N.A. LOC), 1.150%, 2/4/2004	3,060,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 1.220%, 2/4/2004	2,565,000
5,245,000	Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	5,245,000
39,040,000	Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	39,040,000
6,035,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	6,035,000
3,115,000	Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.120%, 2/5/2004	3,115,000
3,570,000	P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	3,570,000
4,245,000	PW Holdings LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	4,245,000
2,600,000	Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,600,000
15,000,000	Pitney Roads Partners LLC, Series 2003 - A, (Fleet National Bank LOC), 1.150%, 2/5/2004	15,000,000
670,000	Poseyville, In, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 1.120%, 2/5/2004	670,000
6,705,000	R & J Investment Co., (Bank One N.A. (Columbus) LOC), 1.200%, 2/5/2004	6,705,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$12,080,000	Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 1.150%, 2/5/2004	$12,080,000
95,000,000	Royal Bank of Canada, Montreal, 1.090% - 1.170%, 2/10/2004 - 2/26/2004	95,005,514
5,860,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	5,860,000
1,199,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.150%, 2/5/2004	1,199,000
7,550,000	Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	7,550,000
22,500,000	Seeber USA, LLP, Series 2000, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	22,500,000
5,370,000	Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,370,000
5,520,000	Sioux-Preme Packing Co., (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	5,520,000
70,000,000	Societe Generale, Paris, 1.040% - 1.045%, 2/27/2004 -- 12/10/2004	69,987,673
2,905,000	Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,905,000
6,500,000	Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	6,500,000
4,795,000	Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	4,795,000
9,405,000	Stow-Glen Properties LLC, (U.S. Bank N.A., Cincinnati LOC), 1.250%, 2/5/2004	9,405,000
845,000	TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	845,000
2,695,000	TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200% 2/5/2004	2,695,000
2,370,000	TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,370,000
510,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.130%, 2/4/2004	510,000
2,535,000	Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,535,000
116,025,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	116,025,000
2,555,000	Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 1.120%, 2/4/2004	2,555,000
805,000	Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	805,000
2,695,000	University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,695,000
2,875,000	VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 1.230%, 2/5/2004	2,875,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$1,807,900	Valleydale Baptist Church, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	$1,807,900
525,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	525,000
5,575,000	Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.150%, 2/5/2004	5,575,000
6,140,000	WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	6,140,000
4,100,000	Watson's St. Louis Property LLC, Series 2001, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	4,100,000
3,700,000	Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,700,000
9,240,000	Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	9,240,000
110,000,000	Wells Fargo & Co., 1.140% - 1.150%, 2/2/2004 -- 2/17/2004	110,000,000
60,000,000	Wells Fargo Bank, N.A., 1.040%, 2/3/2004	60,000,000
16,000,000	West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank LOC), 1.170%, 2/5/2004	16,000,000
1,845,000	White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,845,000
1,340,000	Wildcat Management Co., Inc., (Series 1999), (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	1,340,000
5,600,000	Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.130%, 2/4/2004	5,600,000

	TOTAL	2,213,357,082

	Brokerage--5.3%
370,300,000	Merrill Lynch & Co., Inc., 1.060% - 1.430%, 2/2/2004 - 2/27/2004	370,329,484
325,000,000	Morgan Stanley, 1.100% - 1.140%, 2/4/2004 -- 7/9/2004	325,000,000

	TOTAL	695,329,484

	Finance - Commercial--4.1%
325,000,000	Compass Securitization LLC, 1.050% - 1.070%, 2/19/2004 -- 3/17/2004	324,995,368
4,000,000	Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.150%, 2/5/2004	4,000,000
203,300,000	General Electric Capital Corp., 1.180% - 1.283%, 2/3/2004 - 2/17/2004	203,305,088

	TOTAL	532,300,456

	Finance - Retail--1.6%
22,500,000	Holmes Financing (No. 7) PLC, A1, 1.060%, 2/16/2004	22,500,000
137,000,000	Paradigm Funding LLC, 1.060%, 10/22/2004 -- 10/28/2004	137,000,000
50,000,000	Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 2/10/2004	50,000,000

	TOTAL	209,500,000

Principal Amount or Shares		Value
	NOTES - VARIABLE--continued[2]
	Finance - Securities--5.3%
$246,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.070%, 2/2/2004	$245,995,152
340,500,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.050% - 1.070%, 2/2/2004 - 3/1/2004	340,473,675
106,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.090%, 2/2/2004 -2/17/2004	105,997,410

	TOTAL	692,466,237

	Government Agency--0.1%
5,120,000	Acton Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 1.100%, 2/5/2004	5,120,000
4,100,000	Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 2/5/2004	4,100,000
5,600,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	5,600,000
960,000	Direct One Funding Corp., Series 2000 (Sexton Properties), (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	960,000

	TOTAL	15,780,000

	Insurance--2.9%
24,000,000	Allstate Life Insurance Co., 1.260% - 1.299%, 2/1/2004 - 2/2/2004	24,000,000
25,000,000	GE Capital Assurance Co., 1.120%, 2/2/2004	25,000,000
18,000,000	GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	18,000,000
25,000,000	Hartford Life Insurance Co., 1.333% - 1.343%, 3/1/2004 - 5/3/2004	25,000,000
22,000,000	Jackson National Life Insurance Co., 1.190%, 2/23/2004	22,000,000
45,000,000	Metropolitan Life Insurance Co., 1.295% - 1.323%, 4/1/2004 -- 5/3/2004	45,000,000
54,000,000	Monumental Life Insurance Co., 1.230% - 1.360%, 2/2/2004 -- 3/1/2004	54,000,000
50,000,000	New York Life Insurance Co., 1.270%, 2/27/2004 -- 3/1/2004	50,000,000
9,900,000	Oberthur Gaming Technologies Corp., Series 2002-A, (GE Capital Assurance Co. LOC), 1.150%, 2/4/2004	9,900,000
36,995,000	Santa Monica Community College District, Series 2001 D, (Insured by Ambac Financial Group, Inc.), 1.150%, 2/5/2004	36,995,000
25,000,000	Transamerica Occidental Life Insurance Co., 1.295%, 4/30/2004	25,000,000
45,000,000	Travelers Insurance Co., 1.270% - 1.273%, 2/20/2004 -- 3/1/2004	45,000,000

	TOTAL	379,895,000

	TOTAL NOTES - VARIABLE	4,738,628,259

	MUTUAL FUNDS--0.6%
	Asset Management--0.6%
25,000,000	Nations Money Market Reserves	25,000,000
60,000,000	Scudder Money Market Institutional Shares	60,000,000

	TOTAL MUTUAL FUNDS	85,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--7.8%
$300,000,000	Interest in $1,700,000,000 joint repurchase agreement with Banc of America Securities LLC, Montgomery Division, 1.050%, dated 1/30/2004, to be repurchased at $300,026,250 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	$300,000,000
300,000,000	Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $300,026,250 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	300,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $200,017,500 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	200,000,000
220,368,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $220,387,282 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	220,368,000

	TOTAL REPURCHASE AGREEMENTS	1,020,368,000

	TOTAL INVESTMENTS--102.2% (AT AMORTIZED COST)[3]	13,372,459,437

	OTHER ASSETS AND LIABILITIES - NET--(2.2)%	(293,380,662)

	TOTAL NET ASSETS--100%	$13,079,078,775

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Options Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.9%
		Finance - Automotive--0.7%
$10,852,230		Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$10,852,230
32,141,894		DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	32,141,894
11,144,770		Nissan Auto Lease Trust 2003-A, Class A1, 1.166%, 10/15/2004	11,144,770
5,526,129		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.169%, 6/15/2004	5,526,129
26,830,907		WFS Financial 2003-4 Owner Trust, Class A1, 1.140%, 11/22/2004	26,830,908

		TOTAL	86,495,931

		Finance - Equipment--0.2%
17,748,334		CIT Equipment Collateral 2003-EF1, Class A1, 1.139%, 10/15/2004	17,748,334
6,795,391		CNH Equipment Trust 2003-A, Class A1, 1.263%, 6/11/2004	6,795,391

		TOTAL	24,543,725

		TOTAL ASSET-BACKED SECURITIES	111,039,656

		CERTIFICATES OF DEPOSIT--8.5%
		Banking--8.5%
100,000,000		Abbey National Treasury Services PLC, 1.360%, 2/3/2005	99,995,000
65,000,000		BNP Paribas SA, 1.142%, 7/26/2004	64,996,074
16,000,000		Bank of Scotland, Edinburgh, 1.160%, 6/15/2004	16,000,000
138,100,000		Bayerische Hypotheken-und Vereinsbank AG, 1.080% - 1.120%, 2/23/2004 - 4/12/2004	138,100,000
75,000,000		Credit Agricole Indosuez, 1.240%, 8/4/2004	74,996,194
95,000,000		Danske Bank A/S, 1.300%, 3/3/2004	95,000,000
50,000,000		Dresdner Bank AG, Frankfurt, 1.100%, 3/9/2004	50,000,000
95,000,000		HBOS Treasury Services PLC, 1.120% - 1.180%, 3/26/2004 - 6/11/2004	95,000,000
50,000,000		Regions Bank, Alabama, 1.270%, 1/14/2005	50,000,000
75,000,000		Royal Bank of Canada, Montreal, 1.400% - 1.455%, 11/12/2004 - 2/8/2005	74,994,384
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	49,994,900
25,000,000		Societe Generale, Paris, 1.305%, 3/31/2004	25,002,188
50,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	49,999,012
150,000,000		Washington Mutual Bank, 1.110% - 1.130%, 2/10/2004 - 3/9/2004	150,000,000

		TOTAL CERTIFICATE OF DEPOSIT	1,034,077,752

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--16.5%
		Banking--11.8%
$200,000,000		CDC Financial Products, Inc., 1.080%, 2/2/2004	$200,000,000
300,000,000		Deutsche Bank Securities, Inc., 1.123% - 1.193%, 2/2/2004	300,000,000
119,000,000		Greenwich Capital Markets, Inc., 1.188%, 2/2/2004	119,000,000
288,000,000		HSBC Securities, Inc., 1.163% - 1.213%, 2/2/2004	288,000,000
225,000,000		J.P. Morgan Securities, Inc., 1.163%, 2/2/2004	225,000,000
300,000,000		Wachovia Securities, Inc., 1.143%, 2/2/2004	300,000,000

		TOTAL	1,432,000,000

		Brokerage--4.7%
100,000,000		Lehman Brothers, Inc., 1.243%, 2/2/2004	100,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 1.143%, 2/2/2004	25,000,000
200,000,000		Morgan Stanley & Co., Inc., 1.143%, 2/2/2004	200,000,000
250,000,000		Salomon Smith Barney Hldg, 1.123% - 1.163%, 2/2/2004	250,000,000

		TOTAL	575,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,007,000,000

		COMMERCIAL PAPER--14.3%[1]
		Banking--4.7%
58,000,000		Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.060% - 1.070%, 2/23/2004	57,962,398
59,800,000		Citicorp, 1.050%, 4/19/2004	59,663,955
85,600,000		DePfa Bank PLC, 1.130% - 1.150%, 4/5/2004 - 10/20/2004	85,220,798
50,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 1.130%, 2/5/2004	49,993,722
200,000,000		HBOS Treasury Services PLC, 1.130% - 1.140%, 3/15/2004 - 3/22/2004	199,700,417
20,000,000		Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	19,838,428
100,000,000		Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.150%, 4/21/2004	99,744,444

		TOTAL	572,124,162

		Consumer Products--0.4%
50,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	49,970,889

		Entertainment--0.8%
100,000,000		Walt Disney Co., 1.090% - 1.170%, 2/3/2004 - 4/12/2004	99,903,451

		Finance - Automotive--1.7%
138,500,000		DaimlerChrysler North America Holding Corp., 1.250% - 1.370%, 3/10/2004 - 4/27/2004	138,222,724
25,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.170%, 6/4/2004	24,899,250
50,000,000		New Center Asset Trust, A1/P1 Series, 1.110%, 2/4/2004	49,995,375

		TOTAL	213,117,349

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--1.0%
$44,000,000		CIT Group, Inc., 1.050% - 1.060%, 4/13/2004 - 4/28/2004	$43,904,592
77,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.110%, 3/10/2004	76,909,782

		TOTAL	120,814,374

		Finance - Equipment--0.3%
36,900,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.220% - 1.240%, 2/12/2004 - 2/27/2004	36,871,426
7,000,000		John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 1.230% - 1.240%, 2/2/2004 - 2/17/2004	6,998,222

		TOTAL	43,869,648

		Finance - Retail--0.6%
36,301,000		Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 1.070%, 3/25/2004	36,243,816
33,000,000		Paradigm Funding LLC, 1.110%, 2/3/2004	32,997,965

		TOTAL	69,241,781

		Finance - Securities--2.7%
61,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.120% - 1.125%, 3/15/2004	60,918,210
25,000,000		Galaxy Funding Inc., 1.130%, 3/25/2004	24,958,410
6,000,000		Georgetown Funding Co. LLC, 1.060%, 2/26/2004	5,995,583
45,000,000		Grampian Funding LLC, 1.120%, 3/22/2004	44,930,000
73,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.150% - 1.160%, 5/28/2004 - 10/15/2004	72,525,002
117,964,000		Perry Global Funding LLC, Series A, 1.110% - 1.120%, 3/8/2004 - 3/12/2004	117,825,520

		TOTAL	327,152,725

		Food & Beverage--1.4%
105,214,000		General Mills, Inc., 1.100% - 1.180%, 2/12/2004 - 2/26/2004	105,169,641
61,000,000		Sara Lee Corp., 1.050% - 1.070%, 2/23/2004 - 3/22/2004	60,940,592

		TOTAL	166,110,233

		Machinery, Equipment, Auto--0.7%
83,500,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.180% - 1.230%, 2/2/2004 - 3/8/2004	83,456,967

		TOTAL COMMERCIAL PAPER	1,745,761,579

Principal Amount			Value
		CORPORATE NOTES--15.0%
		Brokerage--9.8%
$350,000,000		Bear Steams Master Note 1.212%, 2/2/2004	$350,000,000
250,000,000		Goldman Sachs Group, Inc., 1.180% - 1.212%, 2/2/2004 - 3/23/2004	250,000,000
202,000,000		Lehman Brothers Holdings, Inc., 1.212%, 2/2/2004	202,000,000
390,000,000		Merrill Lynch & Co., Inc., 1.212%, 2/2/2004	390,000,000

		TOTAL	1,192,000,000

		Finance - Securities--4.5%
426,200,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.430%, 2/5/2004 - 2/9/2005	426,192,688
100,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% - 1.290%, 4/15/2004 - 10/15/2004	99,994,734
20,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004	19,999,634

		TOTAL	546,187,056

		Municipal--0.3%
33,000,000		Hudson County, NJ, 1.700%, 9/23/2004	33,010,226

		Telecommunications-0.4%
50,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	50,498,805

		TOTAL CORPORATE NOTES	1,821,696,087

		GOVERNMENT AGENCIES-6.5%
		Government Agency--6.5%
201,500,000		Federal Home Loan Bank System, 1.250% - 1.470%, 2/28/2004 - 8/18/2004	201,500,000
269,784,000		Federal Home Loan Mortgage Corp., 1.110% - 5.250%, 2/15/2004 - 9/9/2005	270,755,741
323,846,000		Federal National Mortgage Association, 1.120% - 1.500%, 2/4/2004 - 9/24/2004	323,832,864

		TOTAL GOVERNMENT AGENCIES	796,088,605

		LOAN PARTICIPATION--1.2%
		Chemicals--0.2%
25,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.320%, 8/31/2004	25,000,000

		Finance - Automotive--0.8%
10,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.550%, 2/2/2004	9,999,569
84,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.670%, 2/2/2004	83,996,103

		TOTAL	93,995,672

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Finance - Commercial--0.2%
$30,200,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	$30,200,000

		TOTAL LOAN PARTICIPATION	149,195,672

		MUNICIPAL--0.0%
		Banking--0.0%
745,000		Colorado Health Facilities Authority, Series B, (Bank One N.A. Chicago LOC), 1.210%, 2/5/2004	745,000

		NOTES - VARIABLE--31.4%[2]
		Banking--18.5%
4,340,000		4 C's LLC, Series 1998, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	4,340,000
2,710,000		AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,710,000
4,885,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.331%, 2/6/2004	4,885,000
5,775,000		AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,775,000
142,500		Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank of Alabama, Birmingham LOC), 1.181%, 2/6/2004	142,500
90,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 2/5/2004	90,000
2,000,000		Alexander Development I, LLC, Series 2003, (Union Planters Bank, N.A., Memphis, TN LOC), 1.400%, 2/5/2004	2,000,000
1,066,000		American Health Care Centers, Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 1.150%, 2/5/2004	1,066,000
1,950,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,950,000
8,500,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,500,000
3,780,000		BBF LLC, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	3,780,000
5,445,000		BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	5,445,000
4,840,000		Baramax LLC, Series 2002, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.300%, 2/4/2004	4,840,000
7,455,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	7,455,000
1,155,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,155,000
5,990,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	5,990,000
254,000,000		Blue Heron Funding III, Inc, Series 3A, (Guaranteed by WestLB AG), 1.110%, 2/27/2004	254,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$92,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 2/26/2004	$92,000,000
27,000,000		Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by WestLB AG), 1.110%, 2/23/2004	27,000,000
1,960,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,960,000
2,140,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,140,000
7,350,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.200%, 2/6/2004	7,350,000
9,500,000		Brittany Bay Partners II Ltd., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 2/5/2004	9,500,000
6,325,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	6,325,000
2,849,000		CC Properties LLC, Series 2002 A, Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,849,000
3,644,000		CC Properties LLC, Series 2002 B, Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,644,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.270%, 2/5/2004	8,725,000
1,460,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	1,460,000
12,573,000		Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	12,573,000
17,383,000		Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	17,383,000
6,194,000		Capital One Funding Corp., Series 1996-C, (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	6,194,000
3,600,000		Cattail Creek Country Club, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	3,600,000
6,200,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.220%, 2/5/2004	6,200,000
5,110,000		Century Drive Associates, Series 2001, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.250%, 2/4/2004	5,110,000
20,750,000		Charlie N. McGlamry, Series 2003, (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	20,750,000
4,200,000		Christian Life Assembly of the Assemblies of God, Series 2003, (Fulton Bank LOC), 1.250%, 2/5/2004	4,200,000
12,095,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	12,095,000
5,040,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.150%, 2/5/2004	5,040,000
4,850,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.171%, 2/5/2004	4,850,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,650,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	$3,650,000
7,000,000		Commercial Contractors, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	7,000,000
8,850,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.281%, 2/6/2004	8,850,000
1,525,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,525,000
6,970,000		Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	6,970,000
9,025,000		Cullman Shopping Center, Inc., Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	9,025,000
4,570,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One N.A. (Chicago) LOC), 1.200%, 2/5/2004	4,570,000
5,310,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	5,310,000
6,860,000		Dewberry IV LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	6,860,000
7,595,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 1.150%, 2/5/2004	7,595,000
55,000		Edgefield County, SC, Series 1997, (Bondex Inc Project), (HSBC Bank USA LOC), 1.300%, 2/5/2004	55,000
3,770,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,770,000
4,365,000		Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	4,365,000
3,335,000		First Baptist Church of Mt. Olive, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,335,000
5,559,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,559,000
8,505,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	8,505,000
3,203,000		Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,203,000
1,140,000		Franklin County, PA IDA, Series 2001B, Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	1,140,000
3,505,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,505,000
2,021,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,021,000
3,080,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	3,080,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.100%, 2/5/2004	5,825,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,290,000		Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	$3,290,000
7,210,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.250%, 2/5/2004	7,210,000
14,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank N.A., Cincinnati LOC), 1.180%, 2/4/2004	14,700,000
1,975,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank N.A., Cincinnati LOC), 1.130%, 2/4/2004	1,975,000
1,020,000		Guilford Capital LLC, Series 2002 -- D, (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	1,020,000
3,335,000		Guilford Capital LLC, Series 2002 -- E, (Regions Bank, Alabama LOC), 1.300%, 2/5/2004	3,335,000
8,965,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.100%, 2/5/2004	8,965,000
322,000,000		HBOS Treasury Services PLC, 1.090% - 1.190%, 2/2/2004 - 3/24/2004	322,028,096
8,580,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,580,000
1,700,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,700,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	8,500,000
12,600,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	12,600,000
4,540,000		Hazlet Manor Associates, Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	4,540,000
9,185,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	9,185,000
8,865,000		Healthcare Network Properties LLC, Series A, (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	8,865,000
23,000,000		Huntington National Bank, Columbus, OH, 1.060%, 2/12/2004	22,999,304
9,510,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	9,510,000
875,000		Ilsco Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	875,000
3,700,000		Indian Hills Country Club, Series 2000, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,700,000
995,000		J.W. Harris, Series 1999 & 2000, (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	995,000
14,690,000		JFK Family Borrowing, LLP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	14,690,000
6,200,000		Jack W. Kidd, Series 2003, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	6,200,000
7,281,290		Katie Realty LLC, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	7,281,290
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,185,000		Kenwood Country Club, Inc., 5.10 Series 1999, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	$4,185,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.400%, 2/5/2004	4,000,000
6,720,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/6/2004	6,720,000
3,045,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	3,045,000
4,970,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,970,000
264,000,000	[3]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.240%, 3/29/2004	264,000,000
5,005,000		Mac Churchill Properties North Ltd., Series 2002, (SouthTrust Bank of Alabama, Birmingham LOC), 1.331%, 2/6/2004	5,005,000
4,250,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham LOC), 1.250%, 2/5/2004	4,250,000
12,000,000		Maryland Industrial Development Financing Authority, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	12,000,000
3,645,000		Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility, Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	3,645,000
21,205,000		Maryland State Economic Development Corp., Series 1997, Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	21,205,000
16,000,000		Maryland State Economic Development Corp., Series 2001 A, Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	16,000,000
6,120,000		Maryland State Economic Development Corp., Shire Us Inc., Series 2000 A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	6,120,000
2,980,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.231%, 2/6/2004	2,980,000
3,560,000		McClatchy-Avondale Corp., Series1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	3,560,000
11,025,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	11,025,000
7,190,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.181%, 2/6/2004	7,190,000
10,700,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.100%, 2/5/2004	10,700,000
4,315,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	4,315,000
3,110,000		Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.100%, 2/5/2004	3,110,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$10,025,000		Mountain Christian Church, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	$10,025,000
3,935,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,935,000
7,175,000		North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 2/5/2004	7,175,000
3,120,000		Oaklawn Hospital, MI, Series 2000 A, (Standard Federal Bank, N.A. LOC), 1.200%, 2/4/2004	3,120,000
4,920,000		Old South Country Club, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	4,920,000
7,100,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	7,100,000
19,040,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.170%, 2/5/2004	19,040,000
2,736,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,736,500
8,250,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham LOC), 1.120%, 2/5/2004	8,250,000
15,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.170%, 2/5/2004	15,000,000
5,500,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	5,500,000
8,365,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,365,000
3,147,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	3,147,000
8,100,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	8,100,000
41,100,000		Riderwood Village, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.150%, 2/5/2004	41,100,000
3,460,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 2/5/2004	3,460,000
1,300,000		Room One Corp., Series 2001, (Fulton Bank LOC), 1.500%, 2/6/2004	1,300,000
55,000,000		Royal Bank of Canada, Montreal, 1.080%, 2/10/2004	55,000,000
650,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.150%, 2/5/2004	650,000
20,315,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	20,315,000
19,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	19,000,000
8,535,000		Smith Land Improvement Corp., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	8,535,000
80,000,000		Societe Generale, Paris, 1.040% - 1.045%, 2/10/2004 - 2/27/2004	79,982,444
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,900,000		Southeastern Partners Realty I, II, III, Series 2003, (Bank of North Georgia LOC), 1.220%, 2/5/2004	$4,900,000
4,265,000		Southwest Atlanta E.O.C., Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.170%, 2/5/2004	4,265,000
15,590,000		Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.250%, 2/4/2004	15,590,000
7,765,000		Spencer Cos., Inc., Series 2001, (First Commercial Bank, Birmingham, AL LOC), 1.250%, 2/5/2004	7,765,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.100%, 2/5/2004	3,200,000
1,470,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	1,470,000
5,780,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	5,780,000
500,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	500,000
1,575,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	1,575,000
10,960,000		Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	10,960,000
10,300,000		Test Associates, Series 2002, (Fulton Bank LOC), 1.250%, 2/5/2004	10,300,000
4,665,000		Thomas Pipe and Steel LLC, Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	4,665,000
4,000,000		Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.270%, 2/5/2004	4,000,000
5,260,000		Town Development, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	5,260,000
3,300,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.300%, 2/6/2004	3,300,000
1,300,000		Village Green Finance Co. LLC, Series 1997, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	1,300,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, Series 2000, (Lasalle Bank, N.A. LOC), 1.170%, 2/4/2004	12,360,000
69,000		Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC), 1.160%, 2/5/2004	69,000
2,775,000		Vulcan, Inc., Series 2002, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,775,000
12,250,000		WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.250%, 2/5/2004	12,250,000
9,267,500		WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	9,267,500
4,920,000		WMMT Properties LP, Series 2003, (FirstMerit Bank, N.A. LOC), 1.170%, 2/5/2004	4,920,000
112,000,000		Wells Fargo & Co., 1.120% - 1.170%, 2/2/2004 - 2/17/2004	112,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$65,000,000		Wells Fargo Bank, N.A., 1.040%, 2/2/2004	$65,000,000
7,005,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	7,005,000
14,990,000		William Hill Manor, Inc., Series 1998, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	14,990,000
7,830,000		Wilsbach Distributors, Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.200%, 2/4/2004	7,830,000
8,375,000		York County, PA IDA, Series 2003-B, 1.180%, 2/5/2004	8,375,000
65,000		York County, PA IDA, U L Holdings, LLC, Series 2000 B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/6/2004	65,000
16,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.220%, 2/5/2004	16,800,000

		TOTAL	2,255,850,634

		Brokerage--3.2%
196,500,000		Merrill Lynch & Co., Inc., 1.100% - 1.350%, 2/2/2004 -- 3/4/2004	196,522,354
195,000,000		Morgan Stanley, 1.100% - 1.140%, 2/2/2004 -- 3/4/2004	195,000,000

		TOTAL	391,522,354

		Finance - Automotive--0.4%
44,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.664%, 4/1/2004	43,875,497

		Finance - Commercial--2.1%
90,000,000		Compass Securitization LLC, 1.050% - 1.060%, 2/9/2004 - 2/17/2004	89,998,020
169,000,000		General Electric Capital Corp., 1.179% - 1.180%, 2/17/2004 - 3/9/2004	169,000,000

		TOTAL	258,998,020

		Finance - Retail--2.0%
43,000,000		AFS Insurance Premium Receivables Trust, Series 1994-A, 1.656%, 2/17/2004	43,000,000
50,000,000		Holmes Financing (No. 7) PLC, A1, 1.060%, 2/16/2004	50,000,000
103,000,000		Paradigm Funding LLC, 1.080%, 2/6/2004	103,000,000
50,000,000		Permanent Financing (No. 2) PLC, Series 2, 1A, 1.070%, 2/10/2004	50,000,000

		TOTAL	246,000,000

		Finance - Securities--2.0%
105,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.055% - 1.150%, 2/2/2004 - 2/23/2004	105,008,812
115,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.050% - 1.080%, 2/2/2004 - 2/16/2004	114,986,650
25,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.090%, 2/2/2004	24,999,986

		TOTAL	244,995,448

Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--3.2%
$12,000,000		Allstate Life Insurance Co., 1.240%, 2/2/2004	$12,000,000
110,000,000		GE Capital Assurance Co., 1.120% - 1.290%, 2/2/2004 - 2/10/2004	110,000,000
20,000,000		GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	20,000,000
25,000,000		Hartford Life Insurance Co., 1.333% - 1.343%, 2/2/2004 - 3/1/2004	25,000,000
15,000,000		Jackson National Life Insurance Co., 1.190%, 2/23/2004	15,000,000
45,000,000		Metropolitan Life Insurance Co., 1.291% - 1.295%, 4/1/2004 - 5/3/2004	45,000,000
35,000,000		Monumental Life Insurance Co., 1.270% - 1.313%, 2/27/2004 - 4/1/2004	35,000,000
50,000,000		New York Life Insurance Co., 1.270%, 2/27/2004	50,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.295%, 4/30/2004	25,000,000
50,000,000		Travelers Insurance Co., 1.280%, 3/5/2004	50,000,000

		TOTAL	387,000,000

		TOTAL NOTES - VARIABLE	3,828,241,953

		MUTUAL FUND--0.8%
		Asset Management--0.8%
100,000,000		Nations Cash Reserves	100,000,000

		TIME DEPOSIT--2.5%
		Banking--2.5%
$100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.063%, 2/2/2004	100,000,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 0.963%, 2/2/2004	100,000,000
100,000,000		Societe Generale, Paris, 1.063%, 2/2/2004	100,000,000

		TOTAL TIME DEPOSIT	300,000,000

		REPURCHASE AGREEMENTS--4.7%
200,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $200,017,500 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	200,000,000
100,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $100,008,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	100,000,000
75,000,000		Interest in $75,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchase at $75,006,188 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	75,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $10,000,767 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	$10,000,000
182,371,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $182,386,957 on 2/2/2004, collateralized by U.S. Government Obligations with various maturities to 12/1/2033	182,371,000

		TOTAL REPURCHASE AGREEMENTS	567,371,000

		TOTAL INVESTMENTS--102.3% (AT AMORTIZED COST)[4]	12,461,217,304

		OTHER ASSETS AND LIABILITIES - NET--(2.3)%	(282,882,293)

		TOTAL NET ASSETS--100%	$12,178,335,011

1 Each issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2004, these securities amounted to $264,000,000 which represents 2.2% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--24.4%
$123,500,000	[1]	United States Treasury Bills, 1.020%, 7/8/2004	$122,946,842
25,000,000		United States Treasury Bonds, 11.625%, 11/15/2004	27,008,515
2,564,620,000		United States Treasury Notes, 1.625% - 7.250%, 2/15/2004 - 1/31/2005	2,579,155,055

		TOTAL U.S. TREASURY	2,729,110,412

		REPURCHASE AGREEMENTS--75.4%
485,000,000		Interest in $600,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 0.990%, dated 1/30/2004, to be repurchased at $485,040,013 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2011	485,000,000
485,000,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 0.990%, dated 1/30/2004, to be repurchased at $485,040,013 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	485,000,000
25,000,000		Interest in $25,000,000 joint repurchase agreements with Banc One Capital Markets, Inc., 1.030%, dated 1/30/2004, to be repurchased at $25,002,146 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/30/2004	25,000,000
541,000,000		Interest in $650,000,000 joint repurchase agreement with Bank of America LLC, 0.990%, dated 1/30/2004, to be repurchased at $541,044,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	541,000,000
815,625,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $815,692,289 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	815,625,000
541,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 0.990%, dated 1/30/2004, to be repurchased at $541,044,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013	541,000,000
94,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 0.990%, dated 1/30/2004, to be repurchased at $94,007,755 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	94,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.890%, dated 1/30/2004, to be repurchased at $90,006,675 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 8/15/2019	90,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$392,000,000	[2]	Interest in $480,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/16/2004, to be repurchased at $392,808,500 on 3/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	$392,000,000
899,000,000		Interest in $1,100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/30/2004, to be repurchased at $899,074,168 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	899,000,000
491,000,000		Interest in $600,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.980%, dated 1/30/2004, to be repurchased at $491,040,098 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022	491,000,000
194,000,000		Interest in $200,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.000%, dated 1/30/2004, to be repurchased at $194,016,167 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2013	194,000,000
41,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $41,003,383 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	41,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.020%, dated 1/30/2004, to be repurchased at $300,025,500 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	300,000,000
535,000,000		Interest in $650,000,000 joint repurchase agreement with Societe Generale, New York, 0.980%, dated 1/30/2004, to be repurchased at $535,043,692 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	535,000,000
230,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $230,017,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	230,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 0.890%, dated 1/30/2004, to be repurchased at $90,006,675 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/15/2008	90,000,000
298,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $298,024,585 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/15/2008	298,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $1,000,082,500 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2013	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$404,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 12/18/2003, to be repurchased at $404,666,600 on 2/17/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2009	$404,000,000
491,000,000		Interest in $600,000,000 joint repurchase agreement with Westdeutsche Landesbank AG, 0.980%, dated 1/30/2004, to be repurchased at $491,040,098 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2017	491,000,000

		TOTAL REPURCHASE AGREEMENTS	8,441,625,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	11,170,735,412

		OTHER ASSETS AND LIABILITIES - NET--0.2%	19,012,414

		TOTAL NET ASSETS--100%	$11,189,747,826

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2004 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$--	$1,020,368,000
Investments in securities	2,713,967,776	12,352,091,437

Total investments in securities, at amortized cost and value	2,713,967,776	13,372,459,437
Cash	686,862	--
Income receivable	6,864,842	18,127,751
Receivable for shares sold	2,037,422	889,911

TOTAL ASSETS	2,723,556,902	13,391,477,099

Liabilities:
Payable for investments purchased	46,297,141	255,071,807
Payable for shares redeemed	499,860	2,299,292
Payable to bank	--	48,306,952
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	12,944	774
Payable for Directors'/Trustees' fees	--	1,478
Payable for portfolio accounting fees (Note 5)	5,333	--
Payable for shareholder services fee (Note 5)	97,777	451,257
Income distribution payable	610,191	6,165,889
Accrued expenses	15,340	100,875

TOTAL LIABILITIES	47,538,586	312,398,324

TOTAL NET ASSETS	$2,676,018,316	$13,079,078,775

Net Assets Consist of:
Paid in Capital	$2,676,037,326	$13,079,143,208
Accumulated net realized loss on investments	(18,801)	--
Distributions in excess of net investment income	(209)	(64,433)

TOTAL NET ASSETS	$2,676,018,316	$13,079,078,775

Net Assets:
Institutional Shares	$2,090,621,477	$10,446,121,239
Institutional Service Shares	337,057,865	1,906,732,886
Institutional Capital Shares	248,338,974	726,224,650

TOTAL NET ASSETS	$2,676,018,316	$13,079,078,775

Shares Outstanding:
Institutional Shares	2,090,647,364	10,446,136,283
Institutional Service Shares	337,056,877	1,906,800,088
Institutional Capital Shares	248,333,085	726,206,837

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2004 (unaudited)

	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$567,371,000	$8,441,625,000
Investments in securities	11,893,846,304	2,729,110,412

Total investments in securities, at amortized cost and value	12,461,217,304	11,170,735,412
Income receivable	19,915,374	29,848,557
Receivable for investments sold	--	79,478,829
Receivable for shares sold	104,652	126,875

TOTAL ASSETS	12,481,237,330	11,280,189,673

Liabilities:
Payable for investments purchased	296,989,900	84,262,865
Payable for shares redeemed	1,777,965	34,410
Payable to bank	736,968	14,222
Payable for account administration fee (Note 5)	--	66,756
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	8,894	28,218
Payable for portfolio accounting fees (Note 5)	52,451	10,721
Payable for distribution services fee (Note 5)	--	66,756
Payable for shareholder services fee (Note 5)	336,482	1,181,394
Income distribution payable	2,876,418	4,672,181
Accrued expenses	123,241	104,324

TOTAL LIABILITIES	302,902,319	90,441,847

TOTAL NET ASSETS	$12,178,335,011	$11,189,747,826

Net Assets Consist of:
Paid in Capital	$12,178,399,511	$11,189,643,034
Undistributed net investment income (distributions in excess of net investment income)	(64,500)	104,792

TOTAL NET ASSETS	$12,178,335,011	$11,189,747,826

Net Assets:
Institutional Shares	$10,252,202,742	$4,765,114,804
Institutional Service Shares	1,365,169,432	5,240,351,623
Institutional Capital Shares	560,962,837	893,897,600
Trust Shares	--	290,383,799

TOTAL NET ASSETS	$12,178,335,011	$11,189,747,826

Shares Outstanding:
Institutional Shares	10,252,272,336	4,764,875,967
Institutional Service Shares	1,365,180,520	5,240,452,091
Institutional Capital Shares	560,946,655	893,928,885
Trust Shares	--	290,386,091

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00

Trust Shares	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2004 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$15,783,644	$79,015,023
Dividends	--	257,710

TOTAL INCOME	15,783,644	79,272,733

Expenses:
Investment adviser fee (Note 5)	2,827,341	13,852,991
Administrative personnel and services fee (Note 5)	1,098,666	5,374,079
Custodian fees	59,858	329,248
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	45,911	202,324
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	7,461	32,934
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	35,720	78,492
Directors'/Trustees' fees	8,387	31,772
Auditing fees	6,549	8,816
Legal fees	1,682	--
Portfolio accounting fees (Note 5)	113,034	393,072
Shareholder services fee--Institutional Service Shares (Note 5)	449,323	2,375,925
Shareholder services fee--Institutional Capital Shares (Note 5)	369,597	841,735
Share registration costs	33,886	36,828
Printing and postage	11,032	14,062
Insurance premiums	1,477	7,598
Miscellaneous	10,857	32,590

TOTAL EXPENSES	5,080,781	23,612,466

Waivers (Note 5):
Waiver of investment adviser fee	(1,561,627)	(7,197,560)
Waiver of administrative personnel and services fee	(28,014)	(130,173)
Waiver of transfer and dividend disbursing agent fees and expenses	(28,776)	(192,644)
Waiver of shareholder services fee--Institutional Capital Shares	(221,758)	(505,041)

TOTAL WAIVERS	(1,840,175)	(8,025,418)

Net expenses	3,240,606	15,587,048

Net investment income	12,543,038	63,685,685

Net realized loss on investments	(18,801)	--

Change in net assets resulting from operations	$12,524,237	$63,685,685

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2004 (unaudited)

	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$76,493,940	$61,795,424
Dividends	772,341	--

TOTAL INCOME	77,266,281	61,795,424

Expenses:
Investment adviser fee (Note 5)	13,151,829	11,943,211
Administrative personnel and services fee (Note 5)	5,099,815	4,626,202
Account administration fee--Trust Shares (Note 5)	--	289,545
Custodian fees	340,468	262,198
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	137,045	183,394
Transfer and dividend disbursing agent fees and expenses--Institutional Services Shares (Note 5)	14,930	213,780
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	49,288	36,319
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	--	8,347
Directors'/Trustees' fees	43,976	47,511
Auditing fees	8,668	8,229
Legal fees	12,254	11,514
Portfolio accounting fees (Note 5)	403,711	334,746
Distribution services fee--Trust Shares (Note 5)	--	289,545
Shareholder services fee--Institutional Shares (Note 5)	--	6,218,589
Shareholder services fee--Institutional Service Shares (Note 5)	1,636,719	7,210,844
Shareholder services fee--Institutional Capital Shares (Note 5)	553,604	1,210,035
Share registration costs	26,547	39,671
Printing and postage	12,848	20,361
Insurance premiums	6,786	8,651
Miscellaneous	16,813	28,353

TOTAL EXPENSES	21,515,301	32,991,045

Waivers (Note 5):
Waiver of investment adviser fee	(7,545,043)	(5,060,568)
Waiver of administrative personnel and services fee	(121,807)	(106,713)
Waiver of transfer and dividend disbursing agent fees and expenses	(112,566)	(369,385)
Waiver of shareholder services fee--Institutional Shares	--	(6,218,589)
Waiver of shareholder services fee--Institutional Capital Shares	(332,162)	(726,021)

TOTAL WAIVERS	(8,111,578)	(12,481,276)

Net expenses	13,403,723	20,509,769

Net investment income	$63,862,558	$41,285,655

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,543,038	$21,131,215	$63,685,685	$160,402,538
Net realized loss on investments	(18,801)	--	--	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,524,237	21,131,215	63,685,685	160,402,538

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,118,803)	(13,724,863)	(54,112,247)	(122,548,754)
Institutional Service Shares	(1,235,457)	(3,726,428)	(6,747,798)	(25,591,608)
Institutional Capital Shares	(1,192,436)	(3,676,475)	(2,817,097)	(12,335,152)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,546,696)	(21,127,766)	(63,677,142)	(160,475,514)

Share Transactions:
Proceeds from sale of shares	14,135,278,905	18,997,579,978	63,656,808,429	128,221,901,694
Net asset value of shares issued to shareholders in payment of distributions declared	8,204,807	14,548,169	27,277,564	75,526,229
Cost of shares redeemed	(13,756,273,457)	(18,035,479,190)	(63,242,590,070)	(126,866,415,180)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	387,210,255	976,648,957	441,495,923	1,431,012,743

Change in net assets	387,187,796	976,652,406	441,504,466	1,430,939,767
Net Assets:
Beginning of period	2,288,830,520	1,312,178,114	12,637,574,309	11,206,634,542

End of period	$2,676,018,316	$2,288,830,520	$13,079,078,775	$12,637,574,309

Undistributed (distributions in excess of) net investment income	$(209)	$3,449	$(64,433)	$(72,976)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,862,558	$168,459,094	$41,285,655	$137,967,139
Net realized gain on investments	--	--	--	6,010,468

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,862,558	168,459,094	41,285,655	143,977,607

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(56,985,774)	(151,308,243)	(20,884,797)	(75,975,299)
Institutional Service Shares	(4,920,758)	(11,449,910)	(17,005,670)	(52,902,837)
Institutional Capital Shares	(1,965,860)	(5,755,607)	(3,586,279)	(8,349,626)
Trust Shares	--	--	(388,689)	(54,805)
Distributions from net realized gain on investments
Institutional Shares	--	--	--	(2,968,014)
Institutional Service Shares	--	--	--	(2,738,135)
Institutional Capital Shares	--	--	--	(297,656)
Trust Shares	--	--	--	(6,663)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,872,392)	(168,513,760)	(41,865,435)	(143,293,035)

Share Transactions:
Proceeds from sale of shares	65,073,803,833	127,462,509,841	27,640,518,651	57,197,916,222
Net asset value of shares issued to shareholders in payment of distributions declared	44,315,387	99,031,165	11,156,079	33,042,401
Cost of shares redeemed	(65,107,602,479)	(124,834,892,854)	(28,113,832,500)	(59,159,947,836)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	10,516,741	2,726,648,152	(462,157,770)	(1,928,989,213)

Change in net assets	10,506,907	2,726,593,486	(462,737,550)	(1,928,304,641)
Net Assets:
Beginning of period	12,167,828,104	9,441,234,618	11,652,485,376	13,580,790,017

End of period	$12,178,335,011	$12,167,828,104	$11,189,747,826	$11,652,485,376

Undistributed (distributions in excess of) net investment income	$(64,500)	$(54,666)	$104,792	$684,572

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the Code) and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held by Prime Value Obligations Fund at January 31, 2004 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 -- 12/29/2003	$264,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Municipal Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,055,404,056	$12,055,420,827	15,191,753,819	$15,191,737,048
Shares issued to shareholders in payment of distributions declared	6,405,524	6,405,524	9,005,480	9,005,480
Shares redeemed	(11,541,711,834)	(11,541,711,834)	(14,487,048,685)	(14,487,048,685)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	520,097,746	$520,114,517	713,710,614	$713,693,843

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	894,577,186	$894,579,878	1,442,471,051	$1,442,468,360
Shares issued to shareholders in payment of distributions declared	902,374	902,374	2,685,307	2,685,307
Shares redeemed	(860,688,212)	(860,688,212)	(1,401,406,135)	(1,401,406,135)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	34,791,348	$34,794,040	43,750,223	$43,747,532

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,185,278,331	$1,185,278,200	2,363,374,440	$2,363,374,570
Shares issued to shareholders in payment of distributions declared	896,909	896,909	2,857,382	2,857,382
Shares redeemed	(1,353,873,411)	(1,353,873,411)	(2,147,024,370)	(2,147,024,370)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	(167,698,171)	$(167,698,302)	219,207,452	$219,207,582

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	387,190,923	$387,210,255	976,668,289	$976,648,957

Prime Cash Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,633,811,503	$53,633,811,503	101,999,312,557	$101,999,312,557
Shares issued to shareholders in payment of distributions declared	22,583,281	22,583,281	57,019,865	57,019,865
Shares redeemed	(53,197,124,901)	(53,197,124,901)	(100,288,931,324)	(100,288,931,324)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	459,269,883	$459,269,883	1,767,401,098	$1,767,401,098

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,385,357,526	$7,385,357,526	18,939,708,885	$18,939,708,885
Shares issued to shareholders in payment of distributions declared	3,173,876	3,173,876	12,181,128	12,181,128
Shares redeemed	(7,442,435,060)	(7,442,435,060)	(19,083,421,512)	(19,083,421,512)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(53,903,658)	$(53,903,658)	(131,531,499)	$(131,531,499)

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,637,639,400	$2,637,639,400	7,282,880,252	$7,282,880,252
Shares issued to shareholders in payment of distributions declared	1,520,407	1,520,407	6,325,236	6,325,236
Shares redeemed	(2,603,030,109)	(2,603,030,109)	(7,494,062,344)	(7,494,062,344)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	36,129,698	$36,129,698	(204,856,856)	$(204,856,856)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	441,495,923	$441,495,923	1,431,012,743	$1,431,012,743

Prime Value Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	59,935,465,629	$59,935,465,629	118,134,722,935	$118,134,722,935
Shares issued to shareholders in payment of distributions declared	39,651,170	39,651,170	87,371,190	87,371,190
Shares redeemed	(60,133,897,248)	(60,133,897,248)	(115,778,897,562)	(115,778,897,562)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(158,780,449)	$(158,780,449)	2,443,196,563	$2,443,196,563

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,830,913,594	$2,830,913,594	6,742,428,046	$6,742,428,046
Shares issued to shareholders in payment of distributions declared	3,330,226	3,330,226	7,606,098	7,606,098
Shares redeemed	(2,838,617,970)	(2,838,617,970)	(6,347,475,596)	(6,347,475,596)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,374,150)	$(4,374,150)	402,558,548	$402,558,548

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,307,424,610	$2,307,424,610	2,585,358,860	$2,585,358,860
Shares issued to shareholders in payment of distributions declared	1,333,991	1,333,991	4,053,877	4,053,877
Shares redeemed	(2,135,087,261)	(2,135,087,261)	(2,708,519,696)	(2,708,519,696)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	173,671,340	$173,671,340	(119,106,959)	$(119,106,959)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,516,741	$10,516,741	2,726,648,152	$2,726,648,152

Treasury Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,071,531,594	$12,071,531,594	28,132,870,947	$28,132,870,947
Shares issued to shareholders in payment of distributions declared	7,600,630	7,600,630	20,554,019	20,554,019
Shares redeemed	(12,399,377,919)	(12,399,377,919)	(30,552,342,241)	(30,552,342,241)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(320,245,695)	$(320,245,695)	(2,398,917,275)	$(2,398,917,275)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,976,644,492	$12,976,644,492	25,065,514,163	$25,065,514,163
Shares issued to shareholders in payment of distributions declared	3,133,811	3,133,811	10,727,533	10,727,533
Shares redeemed	(13,509,162,879)	(13,509,162,879)	(24,825,639,909)	(24,825,639,909)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(529,384,576)	$(529,384,576)	250,601,787	$250,601,787

Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,168,500,821	$2,168,500,821	3,768,691,012	$3,768,691,012
Shares issued to shareholders in payment of distributions declared	358,990	358,990	1,748,270	1,748,270
Shares redeemed	(1,898,326,296)	(1,898,326,296)	(3,724,560,112)	(3,724,560,112)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	270,533,515	$270,533,515	45,879,170	$45,879,170

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	423,841,744	$423,841,744	230,840,100	$230,840,100
Shares issued to shareholders in payment of distributions declared	62,648	62,648	12,579	12,579
Shares redeemed	(306,965,406)	(306,965,406)	(57,405,574)	(57,405,574)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	116,938,986	$116,938,986	173,447,105	$173,447,105

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(462,157,770)	$(462,157,770)	(1,928,989,213)	$(1,928,989,213)

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

At July 31, 2003, the following Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	$204	$850

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntary choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Funds with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid after voluntary waiver, if applicable, were as follows:

Fund	FAS	FServ
Municipal Obligations Fund	$576,941	$493,711

Prime Cash Obligations Fund	$2,680,858	$2,563,048

Prime Value Obligations Fund	$2,508,563	$2,469,445

Treasury Obligations Fund	$2,197,718	$2,321,771

Account Administration Fee

Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund pay Federated Shareholder Services Company ("FSSC") an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Funds will pay FSSC up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2004, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each of the Funds' average daily net assets for the period, plus out-of-pocket expenses. The fees paid to FServ during the reporting period were as follows:

Funds	FServ
Municipal Obligations Fund	$95,866

Prime Cash Obligations Fund	$373,855

Prime Value Obligations Fund	$342,066

Treasury Obligations Fund	$316,007

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,611,862,442	$3,203,760,500

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

25245 (3/04)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

Trust Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003[3]	$1.00	0.003	--		0.003	(0.003)	--
January 31, 2004[5]	$1.00	0.002	--		0.002	(0.002)	--

Prime Obligations Fund
July 31, 2003[3]	$1.00	0.003	(0.000)[6]		0.003	(0.003)	--
January 31, 2004[5]	$1.00	0.002	0.000	[6]	0.002	(0.002)	--

Treasury Obligations Fund
July 31, 2003[3]	$1.00	0.003	0.000	[6]	0.003	(0.003)	(0.000)[6]
January 31, 2004[5]	$1.00	0.002	--		0.002	(0.002)	--

Tax-Free Obligations Fund
July 31, 2003[3]	$1.00	0.002	(0.000)[6]		0.002	(0.002)	--
January 31, 2004[5]	$1.00	0.002	0.000	[6]	0.002	(0.002)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2004 (unaudited).

6 Represents less than $0.001.

7 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement[2]	Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%		0.70%[4]	0.55%[4]	0.09%[4]	$29,085
(0.002)	$1.00	0.20%		0.70%[4]	0.39%[4]	0.09%[4]	$34,756

(0.003)	$1.00	0.29%		0.70%[4]	0.54%[4]	0.09%[4]	$11,159
(0.002)	$1.00	0.22%		0.70%[4]	0.44%[4]	0.09%[4]	$23,728

(0.003)	$1.00	0.25%		0.70%[4]	0.43%[4]	0.09%[4]	$173,447
(0.002)	$1.00	0.17%		0.70%[4]	0.33%[4]	0.09%[4]	$290,384

(0.002)	$1.00	0.22%		0.70%[4]	1.41%[4]	0.09%[4]	$0	[7]
(0.002)	$1.00	0.17%		0.70%[4]	0.34%[4]	0.09%[4]	$0	[7]

Government Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--48.8%
$163,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.995% - 1.020%, 2/4/2004 - 2/9/2004	$162,986,216
50,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.139%, 5/26/2004	49,818,076
379,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.010% - 1.110%, 2/11/2004 - 4/7/2004	379,436,029
124,800,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 4/15/2004 - 2/28/2005	124,924,040
425,772,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.080% - 1.140%, 2/12/2004 - 6/2/2004	424,842,361
297,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.125% - 1.145%, 2/7/2004 - 3/9/2004	296,999,732
374,000,000		Federal Home Loan Mortgage Corp. Notes, 1.200% - 5.250%, 2/15/2004 - 2/15/2005	375,270,878
266,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.060% - 1.140%, 3/18/2004 - 6/9/2004	265,258,930
28,291,000	[2]	Federal National Mortgage Association Discount Notes, 1.080%, 2/11/2004	28,282,513
1,261,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.965% - 1.081%, 2/2/2004 - 4/28/2004	1,260,719,666
645,100,000		Federal National Mortgage Association Notes, 1.030% - 6.500%, 2/13/2004 - 2/15/2005	646,958,571
207,643,500	[1]	Housing and Urban Development Floating Rate Notes, 1.355%, 2/1/2004	207,643,500

		TOTAL GOVERNMENT AGENCIES	4,223,140,512

		REPURCHASE AGREEMENTS--51.7%
90,000,000		Interest in $90,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.060%, dated 1/30/2004 to be repurchased at $90,007,950 on 2/2/2004, collateralized by a U.S. Government Agency Obligation maturing 4/27/2004	90,000,000
642,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $642,056,175 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	642,000,000
572,750,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $572,797,252 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2032	572,750,000
150,000,000		Interest in $150,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.050%, dated 1/30/2004, to be repurchased at $150,013,125 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2015	150,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$300,000,000		Interest in $600,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.050%, dated 1/30/2004, to be repurchased at $300,026,250 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/2/2018	$300,000,000
400,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.050%, dated 1/30/2004, to be repurchased at $400,035,000 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	400,000,000
100,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $100,008,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	100,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $250,021,875 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/25/2033	250,000,000
107,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/21/2004, to be repurchased at $107,113,271 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	107,000,000
76,000,000	[3]	Interest in $230,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/28/2004, to be repurchased at $76,065,233 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	76,000,000
111,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.040%, dated 1/5/2004, to be repurchased at $111,096,200 on 2/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	111,000,000
74,000,000	[3]	Interest in $150,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 1/8/2004, to be repurchased at $74,129,500 on 3/8/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	74,000,000
85,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.830%, dated 1/30/2004, to be repurchased at $85,005,879 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2020	85,000,000
77,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.010%, dated 1/14/2004, to be repurchased at $77,058,328 on 2/11/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	77,000,000
147,000,000		Interest in $197,000,000 joint repurchase agreement with UBS Securities LLC, 0.940%, dated 1/30/2004, to be repurchased at $147,011,515 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/30/2008	147,000,000
189,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $189,540,540 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/16/2033	189,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$867,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $867,075,863 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	$867,000,000
237,000,000		Interest in $300,000,000 joint repurchase agreement with WestLB AG, 1.050%, dated 1/30/2004, to be repurchased at $237,020,738 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042	237,000,000

		TOTAL REPURCHASE AGREEMENTS	4,474,750,000

		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST)[4]	8,697,890,512

		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(45,414,391)

		TOTAL NET ASSETS--100%	$8,652,476,121

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES--0.9%
	Finance - Automotive--0.7%
$31,471,467	Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$31,471,467
80,766,809	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	80,766,809
25,075,734	Nissan Auto Lease Trust 2003-A, Class A1, 1.165%, 10/15/2004	25,075,734
11,893,190	Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	11,893,190

	TOTAL	149,207,200

	Finance - Equipment--0.1%
27,509,917	CIT Equipment Collateral 2003-EF1, Class A1, 1.138%, 10/15/2004	27,509,917

	Insurance--0.1%
4,172,829	Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance, Inc.), 1.080%, 8/16/2004	4,172,829
22,351,857	Onyx Acceptance Auto Owner Trust 2003-D, Class A1, (Insured by XL Capital Assurance, Inc. LOC), 1.160%, 11/15/2004	22,351,857

	TOTAL	26,524,686

	TOTAL ASSET-BACKED SECURITIES	203,241,803

	CERTIFICATES OF DEPOSIT--9.9%
	Banking--9.9%
390,000,000	Abbey National Treasury Services PLC, 1.350% - 1.365%, 4/19/2004 - 2/3/2005	390,000,000
525,000,000	BNP Paribas SA, 1.142% - 1.345%, 3/3/2004 - 7/26/2004	524,989,063
15,000,000	Bank of Scotland, Edinburgh, 1.150%, 5/28/2004	15,000,000
267,000,000	Credit Agricole Indosuez, 1.240% - 1.330%, 4/26/2004 - 8/4/2004	266,989,883
260,000,000	Huntington National Bank, Columbus, OH, 1.060% - 1.180%, 2/12/2004 - 5/14/2004	260,000,000
93,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.150% - 1.400%, 2/3/2004 - 10/18/2004	93,000,000
138,500,000	Regions Bank, Alabama, 1.160% - 1.270%, 8/31/2004 - 1/14/2005	138,500,000
175,500,000	Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	175,500,000
75,000,000	SunTrust Bank, 1.250%, 12/7/2004	75,000,000
238,000,000	Svenska Handelsbanken, Stockholm, 1.250% - 1.275%, 3/19/2004 - 4/13/2004	238,000,783
100,000,000	UBS AG, 1.400%, 2/2/2005	99,989,976
75,000,000	Westdeutsche Landesbank AG, 1.170%, 4/28/2004	75,000,000

	TOTAL CERTIFICATES OF DEPOSIT	2,351,969,705

Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--9.3%
	Banking--5.1%
$1,225,000,000	CDC Financial Products, Inc., 1.080% - 1.163%, 2/2/2004	$1,225,000,000

	Brokerage--4.2%
990,000,000	Salomon Smith Barney Holdings, 1.113% - 1.163%, 2/2/2004	990,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	2,215,000,000

	COMMERCIAL PAPER--17.1%[1]
	Banking--4.7%
27,610,000	Benedictine Health System, (Harris Trust & Savings Bank, Chicago LOC), 1.180%, 3/5/2004	27,580,135
15,500,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.100%, 2/4/2004	15,498,579
100,000,000	Citicorp, 1.050%, 4/19/2004 - 4/26/2004	99,763,313
22,000,000	Dexia Delaware LLC, 1.080%, 2/3/2004	21,998,680
193,822,000	Fountain Square Commercial Funding Corp., 1.060% - 1.100%, 2/3/2004 - 4/8/2004	193,696,579
24,000,000	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.100%, 2/10/2004	23,993,400
131,572,000	Kitty Hawk Funding Corp., 1.050% - 1.130%, 2/17/2004 - 4/19/2004	131,380,935
313,192,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.050% - 1.120%, 2/5/2004 - 3/24/2004	312,986,808
17,945,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.100% - 1.140%, 2/4/2004 - 3/8/2004	17,945,000
25,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.100%, 3/15/2004	24,967,153
256,050,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145% - 1.160%, 4/15/2004 - 10/12/2004	254,706,747

	TOTAL	1,124,517,329

	Finance - Automotive--3.0%
348,000,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.050% - 1.170%, 2/17/2004 - 6/4/2004	347,373,771
96,000,000	FCAR Auto Loan Trust, A1/P1 Series, 1.050%, 3/15/2004	95,879,600
275,000,000	New Center Asset Trust, A1/P1 Series, 1.102% - 1.119%, 2/4/2004 - 3/26/2004	274,865,111

	TOTAL	718,118,482

	Finance - Commercial--2.7%
413,245,000	Edison Asset Securitization LLC, 1.050% - 1.100%, 2/10/2004 - 5/17/2004	412,656,509
200,000,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.100% - 1.140%, 2/5/2004 -- 4/20/2004	199,804,111
22,700,000	General Electric Capital Corp., 1.150%, 6/7/2004	22,607,907

	TOTAL	635,068,527

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--3.7%
$77,500,000	PREFCO-Preferred Receivables Funding Co., 1.100% - 1.110%, 2/11/2004 - 4/12/2004	$77,442,414
481,000,000	Paradigm Funding LLC, 1.040% - 1.130%, 2/3/2004 - 3/5/2004	480,690,457
45,843,000	Sheffield Receivables Corp., 1.150%, 6/15/2004	45,645,302
265,951,000	Yorktown Capital LLC, 1.050% - 1.110%, 2/2/2004 - 2/20/2004	265,827,342

	TOTAL	869,605,515

	Finance - Securities--3.0%
86,750,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.120%, 2/23/2004 - 2/26/2004	86,683,624
176,000,000	Galaxy Funding, Inc., 1.120% - 1.200%, 4/14/2004 - 6/3/2004	175,482,311
10,000,000	Grampian Funding LLC, 1.120%, 3/22/2004	9,984,444
33,900,000	Ivory Funding Corp., 1.050%, 2/17/2004	33,884,180
56,600,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.120% - 1.160%, 2/23/2004 - 10/15/2004	56,446,086
345,134,000	Perry Global Funding LLC (Series A), 1.050% - 1.120%, 3/9/2004 - 6/1/2004	344,536,044

	TOTAL	707,016,689

	TOTAL COMMERCIAL PAPER	4,054,326,542

	CORPORATE BONDS--0.0%
	Banking--0.0%
5,060,000	Australia & New Zealand Banking Group, Melbourne, 6.250%, 2/1/2004	5,060,000

	Finance - Commercial--0.0%
5,500,000	General Electric Capital Corp., 5.375% - 7.200%, 4/20/2004 - 4/23/2004	5,556,426

	TOTAL CORPORATE BONDS	10,616,426

	CORPORATE NOTES--9.1%
	Brokerage--6.4%
885,000,000	Goldman Sachs Group, Inc., 1.180% - 1.370%, 2/2/2004 - 7/12/2004	885,000,000
635,000,000	Merrill Lynch & Co., Inc., 1.212%, 2/2/2004	635,000,000

	TOTAL	1,520,000,000

	Finance - Securities--2.2%
286,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.430%, 2/20/2004 - 2/11/2005	285,985,718
190,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.180% - 1.550%, 4/15/2004 - 11/15/2004	190,001,157
40,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004	39,999,267

	TOTAL	515,986,142

Principal Amount		Value
	CORPORATE NOTES--continued
	Telecommunications--0.5%
$125,000,000	SBC Communications, Inc., 4.180%, 6/5/2004	$126,247,012

	TOTAL CORPORATE NOTES	2,162,233,154

	GOVERNMENT AGENCIES--6.3%
222,000,000	Federal Home Loan Bank System, 1.250% - 4.875%, 4/152004 - 2/28/2005	222,269,085
447,300,000	Federal Home Loan Mortgage Corp., 1.125% - 5.250%, 2/7/2004 - 2/15/2005	448,116,261
827,681,000	Federal National Mortgage Association, 1.120% - 5.125%, 2/4/2004 - 2/15/2005	827,854,829

	TOTAL GOVERNMENT AGENCIES	1,498,240,175

	LOAN PARTICIPATION--0.2%
	Finance - Commercial--0.2%
39,300,000	Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 2/19/2004	39,300,000

	NOTES -- VARIABLE--33.1%[2]
	Banking--14.5%
9,800,000	215 Jane Investors LLC, (Fleet National Bank LOC), 1.170%, 2/4/2004	9,800,000
5,420,000	4 C's LLC (Series 1998), (KeyBank, N.A. LOC), 1.150%, 2/5/2004	5,420,000
2,485,000	550 West 14th Place (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.150%, 2/5/2004	2,485,000
11,095,000	Active Living of Glenview LLC (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.190%, 2/4/2004	11,095,000
3,010,000	Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	3,010,000
2,260,000	Alabama State IDA (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 1.120%, 2/5/2004	2,260,000
4,345,000	Alabama State IDA (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.200%, 2/5/2004	4,345,000
1,545,000	Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 2/5/2004	1,545,000
5,575,000	Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.120%, 2/5/2004	5,575,000
38,200,000	American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	38,200,000
13,255,000	American Self Storage Corp. (Series 2002), (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	13,255,000
8,450,000	American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.200%, 2/5/2004	8,450,000
6,820,000	Arrow N.A., Inc., (Bank of America N.A. LOC), 1.170%, 2/5/2004	6,820,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$12,000,000	Association of American Medical Colleges, (Insured by AMBAC Financial Group, Inc., Guaranteed by J.P. Morgan Chase Bank), 1.120%, 2/4/2004	$12,000,000
4,890,000	Atlantic Tool and Die Co., (KeyBank, N.A. LOC), 1.150%, 2/5/2004	4,890,000
5,990,000	Baldwin County Sewer Service LLC (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,990,000
73,000,000	Bank of New York Co., Inc., 1.090%, 2/27/2004	73,000,000
165,000,000	Barclays Bank PLC, 1.035%, 2/27/2004	164,986,552
4,000,000	Bardstown City, KY, (RJ Tower Project) (Series 1995), (Comerica Bank LOC), 1.180%, 2/5/2004	4,000,000
9,110,000	Bear Creek School, (KeyBank, N.A. LOC), 1.150%, 2/5/2004	9,110,000
9,800,000	Bing Steel Management, Inc. (Series 2000), (Comerica Bank LOC), 1.300%, 2/4/2004	9,800,000
6,140,000	Bing Steel Management, Inc. (Series 2002), (Comerica Bank LOC), 1.200%, 2/4/2004	6,140,000
316,000,000	Blue Heron Funding III, Inc. (Series 3-A), (Guaranteed by Westdeutsche Landesbank AG), 1.110%, 2/27/2004	316,000,000
295,000,000	Blue Heron Funding V-A Ltd., (Guaranteed by Westdeutsche Landesbank AG), 1.110%, 2/26/2004	295,000,000
30,000,000	Blue Heron Funding VI Ltd., Class A-2, (Guaranteed by Westdeutsche Landesbank AG), 1.110%, 2/23/2004	30,000,000
1,432,790	Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,432,790
9,385,000	Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	9,385,000
11,500,000	Briarcliff Development Co. (Series 2002), (Federal Home Loan Bank of Topeka LOC), 1.150%, 2/5/2004	11,500,000
2,135,000	Broadway Investments, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,135,000
17,385,000	Brooksby Village, Inc. (Series 2002), (Lasalle Bank, N.A. LOC), 1.150%, 2/5/2004	17,385,000
9,537,000	Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	9,537,000
53,185,000	Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	53,185,000
12,238,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	12,238,000
813,000	Capital One Funding Corp. (Series 1994-A), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	813,000
14,813,000	Capital One Funding Corp. (Series 1994-C), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	14,813,000
1,326,000	Capital One Funding Corp. (Series 1994-D), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	1,326,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$4,675,000	Capital One Funding Corp. (Series 1995-B), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	$4,675,000
13,785,000	Capital One Funding Corp. (Series 1995-F), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	13,785,000
4,081,000	Capital One Funding Corp. (Series 1996-H), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	4,081,000
4,852,000	Capital One Funding Corp. (Series 1998-C), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	4,852,000
19,235,000	Capital One Funding Corp. (Series 1999-A), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	19,235,000
10,313,000	Capital One Funding Corp. (Series 1999-B), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	10,313,000
620,000	Carpenter, Thomas E. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	620,000
1,625,000	Chandler, AZ IDA, South Bay Circuits IMR (Series 1999-B), (Comerica Bank LOC), 1.250%, 2/5/2004	1,625,000
7,045,000	Cincinnati Bible College and Seminary, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	7,045,000
4,820,000	Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 1.300%, 2/5/2004	4,820,000
942,337	Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	942,337
4,515,000	Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (KeyBank, N.A. LOC), 1.150%, 2/5/2004	4,515,000
925,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	925,000
2,270,000	Columbia County, GA Development Authority (Series 1993), (SunTrust Banks, Inc. LOC), 1.130%, 2/4/2004	2,270,000
35,000,000	Cook County, IL (Series 2002-A), 1.150%, 2/4/2004	35,000,000
7,085,000	Crane Plastics Siding LLC (Series 2000), (Bank One N.A. (Chicago) LOC), 1.170%, 2/5/2004	7,085,000
5,590,000	Cruiser Properties LLC (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	5,590,000
12,240,000	Cunat Capital Corp., (U.S. Bank N.A., Cincinnati LOC), 1.100%, 2/5/2004	12,240,000
4,890,000	Damascus Co. Ltd. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	4,890,000
15,300,000	Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.120%, 2/5/2004	15,300,000
2,910,000	Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	2,910,000
3,395,000	Double H Plastics, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.170%, 2/4/2004	3,395,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$515,000	Douglas County, GA Development Authority, Heritage Bag Project (Series 1998-B), (Wachovia Bank N.A. LOC), 1.120%, 2/5/2004	$515,000
2,450,000	EPCO Carbondioxide Products, Inc. (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.120%, 2/5/2004	2,450,000
8,230,000	Eagle Tool and Machine, (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	8,230,000
6,485,000	Elsinore Properties, LP (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	6,485,000
9,300,000	Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.250%, 2/5/2004	9,300,000
11,160,000	Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	11,160,000
2,300,000	G.M.H. Enterprises, Inc. (Series 1995), (National City Bank, Ohio LOC), 1.150%, 2/5/2004	2,300,000
14,870,000	Galasso Materials LLC and Galasso Holdings LLC (Series 1998), (Key Bank, N.A. LOC), 1.150%, 2/5/2004	14,870,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-A), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	15,000,000
20,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-B), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	20,000,000
15,000,000	Garlands of Barrington Lenders, Inc. (Series 2002-C), (Bank One N.A. (Chicago) LOC), 1.120%, 2/5/2004	15,000,000
935,000	Gerken Materials, Inc. (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	935,000
1,240,000	Gerken Materials, Inc. (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,240,000
4,970,000	Grand Aire Express, Inc. (Series 1997), (National City Bank, Ohio LOC), 1.150%, 2/5/2004	4,970,000
24,600,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-A), (U.S. Bank N.A., Cincinnati LOC), 1.180%, 2/4/2004	24,600,000
12,825,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000-B), (U.S. Bank N.A., Cincinnati LOC), 1.130%, 2/4/2004	12,825,000
1,655,000	Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,655,000
6,215,000	H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	6,215,000
710,000,000	HBOS Treasury Services PLC, 1.130% - 1.190%, 2/19/2004 - 3/24/2004	710,048,493
9,685,000	Hamilton Farm Bureau Cooperative, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.250%, 2/5/2004	9,685,000
7,160,000	Harvey A. Tolson, (U.S. Bank N.A., Cincinnati LOC), 1.200%, 2/5/2004	7,160,000
19,045,000	Healthcare Funding LLC (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 1.120%, 2/5/2004	19,045,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$10,750,000	Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	$10,750,000
3,790,000	Historical Preservation Authority of Birmingham (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.240%, 2/5/2004	3,790,000
70,000,000	Huntington National Bank, Columbus, OH, 1.210% - 1.260%, 2/17/2004 - 3/17/2004	70,010,095
4,025,000	J.P. Plymouth Properties LLC (Series 1999), (Standard Federal Bank, N.A. LOC), 1.300%, 2/4/2004	4,025,000
6,315,000	J.W. Harris (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	6,315,000
3,470,000	Kings Creek Country Club, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.220%, 2/4/2004	3,470,000
2,085,000	L.H. Kroh, Inc. (Series 1998), (Wachovia Bank N.A. LOC), 1.220%, 2/4/2004	2,085,000
1,085,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	1,085,000
5,165,000	Los Angeles, CA, MERLOT (Series 2000-A) (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 2/4/2004	5,165,000
51,750,000	MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	51,750,000
5,320,000	Mack Industries, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	5,320,000
510,000	Madison, WI Community Development Authority (Series 1997-B), Hamilton Point Apts., (Bank One N.A. (Chicago) LOC), 1.200%, 2/5/2004	510,000
12,525,000	Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-B), (Wachovia Bank N.A. LOC), 1.250%, 2/3/2004	12,525,000
20,210,000	Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.170%, 2/4/2004	20,210,000
5,250,000	Massachusetts HEFA, (Comerica Bank LOC), 1.250%, 2/5/2004	5,250,000
1,330,000	McClellan Management, Inc., Genoa Health Care Center Project (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.220%, 2/5/2004	1,330,000
1,620,000	Midwest Funding Corp., (Series 1991-A), Class A-1, (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	1,620,000
310,000	Midwest Funding Corp. (Series 1991-C), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	310,000
2,128,000	Midwest Funding Corp. (Series 1992-B), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	2,128,000
12,985,000	Milo C. Ritton and Superior Petroleum Co. (Series 2002), (National City Bank, Pennsylvania LOC), 1.150%, 2/5/2004	12,985,000
9,400,000	Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.120%, 2/5/2004	9,400,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$6,300,000	Mississippi Business Finance Corp., Choctaw Foods, Inc. (Rabobank Nederland, Utrecht LOC), 1.130%, 2/4/2004	$6,300,000
5,400,000	Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 1.100%, 2/5/2004	5,400,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.050%, 2/5/2004	10,000,000
17,000,000	Mississippi Business Finance Corp. (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	17,000,000
10,790,000	Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J. P. Morgan Chase Bank LOC), 1.125%, 2/4/2004	10,790,000
12,565,000	North Oaks Partnership (Series 1998), (Lasalle Bank, N.A. LOC), 1.150%, 2/5/2004	12,565,000
45,760,000	Novant Health, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	45,760,000
4,144,000	Oceana County Freezer Storage, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.270%, 2/5/2004	4,144,000
990,000	Oceana County Freezer Storage, Inc. (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	990,000
11,830,000	Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (KeyBank, N.A. LOC), 1.150%, 2/5/2004	11,830,000
1,275,000	PV Communications, Inc. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.220%, 2/5/2004	1,275,000
6,650,000	Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 1.250%, 2/4/2004	6,650,000
6,180,000	Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.200%, 2/4/2004	6,180,000
1,580,000	R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,580,000
7,990,000	Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	7,990,000
9,840,000	Rollins College (Series 1998), (SunTrust Bank LOC), 1.130%, 2/4/2004	9,840,000
8,850,000	Rooker, J.W., (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	8,850,000
46,880,000	SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/5/2004	46,880,000
20,745,000	Santa Rosa, CA, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.200%, 2/5/2004	20,745,000
4,110,000	Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.180%, 2/4/2004 - 2/11/2004	4,110,000
2,986,000	Sawmill Creek Lodge Co. (Series 1996), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	2,986,000
5,430,000	Shephard Capital LLC, (U.S. Bank N.A., Cincinnati LOC), 1.150%, 2/4/2004	5,430,000
100,000,000	Societe Generale, Paris, 1.045%, 12/10/2004	99,969,778
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$8,275,000	Spira Millenium LLC (Series 2001), (Fleet National Bank LOC), 1.150%, 2/5/2004	$8,275,000
59,450,000	Spitzer Group, (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	59,450,000
4,455,000	Springfield Ltd. Partnership, (UBS AG LOC), 1.120%, 2/5/2004	4,455,000
1,460,000	St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 2/5/2004	1,460,000
2,350,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.250%, 2/5/2004	2,350,000
14,430,000	Suffolk County, NY IDA, (Fleet National Bank LOC), 1.200%, 2/4/2004	14,430,000
3,580,000	TNT Co. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	3,580,000
645,000	Trap Rock Industries, Inc. (Series 1997), (Wachovia Bank N.A. LOC), 1.120%, 2/4/2004	645,000
2,325,000	Van Wyk Enterprises, Inc. (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	2,325,000
365,000	Van Wyk Enterprises, Inc. (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	365,000
3,075,000	Van Wyk Enterprises, Inc. (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	3,075,000
860,000	Van Wyk, Bruce M. (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	860,000
9,300,000	Victor H. Hanson/Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	9,300,000
10,743,000	Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.100%, 2/4/2004	10,743,000
647,000	Vista Funding Corp., (Bank One N.A. (Columbus) LOC), 1.160%, 2/5/2004	647,000
1,566,000	Vista Funding Corp. (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 1.160%, 2/5/2004	1,566,000
5,165,000	Vista Funding Corp. (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 1.160%, 2/5/2004	5,165,000
1,507,000	Vista Funding Corp. (Series 1995-E), (Bank One N.A. (Columbus) LOC), 1.160%, 2/5/2004	1,507,000
1,585,000	Vista Funding Corp. (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	1,585,000
1,465,000	Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.230%, 2/5/2004	1,465,000
911,431	Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	911,431
264,500,000	Wells Fargo & Co., 0.985% - 1.170%, 2/10/2004 - 3/2/2004	264,500,659
140,000,000	Wells Fargo Bank, N.A., 1.040%, 2/3/2004	140,000,000
11,550,000	Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank), 1.200%, 2/5/2004	11,550,000
Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Banking--continued
$1,800,000	Wexner Heritage House (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	$1,800,000
11,260,000	Whetstone Care Center LLC (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.220%, 2/5/2004	11,260,000
955,000	White Brothers Properties (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	955,000
4,300,000	Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.150%, 2/5/2004	4,300,000
5,695,000	William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	5,695,000
3,975,000	Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	3,975,000
35,905,000	World Wildlife Fund, Inc. (Series 2000-B), (Insured by AMBAC Financial Group, Inc.), 1.120%, 2/5/2004	35,905,000
1,820,000	YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	1,820,000

	TOTAL	3,439,946,135

	Brokerage--4.7%
525,000,000	Merrill Lynch & Co., Inc., 1.060% - 1.410%, 2/5/2004 - 3/4/2004	525,095,472
492,000,000	Morgan Stanley, 1.100% - 1.140%, 2/2/2004 - 3/4/2004	492,000,000
100,000,000	Morgan Stanley, Dean Witter (Series C), 1.200%, 2/16/2004	100,017,895

	TOTAL	1,117,113,367

	Electrical Equipment--0.3%
3,110,000	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.050%, 2/5/2004	3,110,000
66,387,210	Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.150%, 2/2/2004	66,387,210

	TOTAL	69,497,210

	Finance - Commercial--4.0%
505,000,000	Compass Securitization LLC, 1.050% - 1.070%, 2/9/2004 - 2/19/2004	504,987,677
436,100,000	General Electric Capital Corp., 1.179% - 1.180%, 2/9/2004 - 2/17/2004	436,100,000

	TOTAL	941,087,677

	Finance - Retail--1.3%
315,000,000	Paradigm Funding LLC, 1.060%, 2/23/2004 - 10/28/2004	315,000,000

Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Finance - Securities--3.9%
$469,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.200%, 2/2/2004 - 2/23/2004	$469,058,950
333,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.050% - 1.230%, 2/2/2004 - 3/1/2004	332,971,068
137,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.090%, 2/3/2004 - 2/17/2004	136,998,300

	TOTAL	939,028,318

	Government Agency--0.4%
7,945,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	7,945,000
47,625,000	Direct One Funding Corp., Sexton Properties LP (Series 2000), (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	47,625,000
5,350,000	Grand Pointe II Ltd. Partnership (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.100%, 2/5/2004	5,350,000
26,000,000	Student Loan Marketing Association, 1.270%, 4/26/2004	26,022,613

	TOTAL	86,942,613

	Insurance--4.0%
24,000,000	Albuquerque, NM (Series 2000-A), (MBIA Insurance Corp. INS), 1.100%, 2/4/2004	24,000,000
84,000,000	Allstate Life Insurance Co., 1.240% - 1.299%, 3/1/2004	84,000,000
40,000,000	GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	40,000,000
50,000,000	Hartford Life Insurance Co., 1.333% - 1.343%, 2/2/2004 - 3/1/2004	50,000,000
86,000,000	Jackson National Life Insurance Co., 1.190%, 2/23/2004	86,000,000
95,000,000	MBIA Global Funding LLC, (MBIA Insurance Corp. INS), 1.090%, 2/5/2004	95,000,000
105,000,000	Metropolitan Life Insurance Co., 1.291% - 1.295%, 3/5/2004 - 4/1/2004	105,000,000
117,000,000	Monumental Life Insurance Co., 1.230% - 1.313%, 2/2/2004 - 2/27/2004	117,000,000
120,000,000	New York Life Insurance Co., 1.270%, 2/27/2004	120,000,000
100,000,000	Transamerica Occidental Life Insurance Co., 1.295%, 4/30/2004	100,000,000
121,000,000	Travelers Insurance Co., 1.242% - 1.270%, 2/5/2004 - 4/1/2004	121,000,000

	TOTAL	942,000,000

	TOTAL NOTES -- VARIABLE	7,850,615,320

	TIME DEPOSITS--4.7%
	Banking--4.7%
155,000,000	Chase Manhattan Bank (USA) N.A., Wilmington, 1.000%, 2/2/2004	155,000,000
12,000,000	Credit Agricole Indosuez, 1.000%, 2/2/2004	12,000,000
105,000,000	Deutsche Bank AG, 1.062%, 2/2/2004	105,000,000
150,000,000	Marshall & Ilsley Bank, Milwaukee, 0.962%, 2/2/2004	150,000,000
Principal Amount or Shares		Value
	TIME DEPOSITS--continued
	Banking--continued
$500,000,000	National City Bank, Indiana, 1.040%, 2/2/2004	$500,000,000
100,000,000	Societe Generale, Paris, 1.062%, 2/2/2004	100,000,000
95,000,000	Westdeutsche Landesbank AG, 1.062%, 2/2/2004	95,000,000

	TOTAL TIME DEPOSITS	1,117,000,000

	MUTUAL FUNDS--0.8%
	Asset Management--0.8%
80,000,000	AIM Short-Term Investments Co. Liquid Assets Portfolio	80,000,000
75,000,000	Nations Money Market Reserves	75,000,000
40,000,000	Scudder Money Market Institutional Shares	40,000,000

	TOTAL MUTUAL FUNDS	195,000,000

	REPURCHASE AGREEMENTS--11.6%
	Banking--11.6%
$400,000,000	Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp.,1.050% dated 1/30/2004, to be repurchased at $400,035,000 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	400,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.050%, dated 1/30/2004, to be repurchased at $1,000,087,500 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/20/2034	1,000,000,000
40,000,000	Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.830% dated 1/30/2004, to be repurchased at $40,002,767 on 2/2/2004, collateralized by U.S. Government Agency Obligations, and U.S. Treasury Obligations with various maturities to 7/15/2020	40,000,000
175,000,000	Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $175,014,438 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	175,000,000
220,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $220,016,867 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2029	220,000,000
50,000,000	Interest in $197,000,000 joint repurchase agreement with UBS Securities LLC, 0.940%., dated 1/30/2004, to be repurchased at $50,003,917 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/30/2008	50,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--continued
	Banking--continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%., dated 1/30/2004, to be repurchased at $500,043,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	$500,000,000
368,825,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $368,857,272 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	368,825,000

	TOTAL REPURCHASE AGREEMENTS	2,753,825,000

	TOTAL INVESTMENTS--103.0% (AT AMORTIZED COST)[3]	24,451,368,125

	OTHER ASSETS AND LIABILITIES - NET--(3.0)%	(716,956,177)

	TOTAL NET ASSETS--100%	$23,734,411,948

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--24.4%
$123,500,000	[1]	United States Treasury Bills, 1.020%, 7/8/2004	$122,946,842
25,000,000		United States Treasury Bonds, 11.625%, 11/15/2004	27,008,515
2,564,620,000		United States Treasury Notes, 1.625% - 7.250%, 2/15/2004 - 1/31/2005	2,579,155,055

		TOTAL U.S. TREASURY	2,729,110,412

		REPURCHASE AGREEMENTS--75.4%
485,000,000		Interest in $600,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 0.990%, dated 1/30/2004, to be repurchased at $485,040,013 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2011	485,000,000
485,000,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 0.990%, dated 1/30/2004, to be repurchased at $485,040,013 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	485,000,000
25,000,000		Interest in $25,000,000 joint repurchase agreements with Banc One Capital Markets, Inc., 1.030%, dated 1/30/2004, to be repurchased at $25,002,146 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/30/2004	25,000,000
541,000,000		Interest in $650,000,000 joint repurchase agreement with Bank of America LLC, 0.990%, dated 1/30/2004, to be repurchased at $541,044,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	541,000,000
815,625,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $815,692,289 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	815,625,000
541,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 0.990%, dated 1/30/2004, to be repurchased at $541,044,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013	541,000,000
94,000,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 0.990%, dated 1/30/2004, to be repurchased at $94,007,755 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	94,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.890%, dated 1/30/2004, to be repurchased at $90,006,675 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 8/15/2019	90,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$392,000,000	[2]	Interest in $480,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/16/2004, to be repurchased at $392,808,500 on 3/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	$392,000,000
899,000,000		Interest in $1,100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/30/2004, to be repurchased at $899,074,168 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	899,000,000
491,000,000		Interest in $600,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.980%, dated 1/30/2004, to be repurchased at $491,040,098 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022	491,000,000
194,000,000		Interest in $200,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.000%, dated 1/30/2004, to be repurchased at $194,016,167 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2013	194,000,000
41,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $41,003,383 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	41,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.020%, dated 1/30/2004, to be repurchased at $300,025,500 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	300,000,000
535,000,000		Interest in $650,000,000 joint repurchase agreement with Societe Generale, New York, 0.980%, dated 1/30/2004, to be repurchased at $535,043,692 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	535,000,000
230,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $230,017,633 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	230,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 0.890%, dated 1/30/2004, to be repurchased at $90,006,675 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/15/2008	90,000,000
298,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $298,024,585 on 2/2/2004, collateralized by U.S. Treasury Obligations maturing 11/15/2008	298,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $1,000,082,500 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2013	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$404,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 12/18/2003, to be repurchased at $404,666,600 on 2/17/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2009	$404,000,000
491,000,000		Interest in $600,000,000 joint repurchase agreement with Westdeutsche Landesbank AG, 0.980%, dated 1/30/2004, to be repurchased at $491,040,098 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2017	491,000,000

		TOTAL REPURCHASE AGREEMENTS	8,441,625,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	11,170,735,412

		OTHER ASSETS AND LIABILITIES - NET--0.2%	19,012,414

		TOTAL NET ASSETS--100%	$11,189,747,826

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1%[1]
		Alabama--4.1%
$1,000,000		Alabama HFA Single Family (Series 2000A),Turtle Lake, Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$1,000,000
8,000,000		Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,000,000
500,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
715,000		Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	715,000
13,000,000		Birmingham, AL Airport Authority (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	13,000,000
14,000,000		Birmingham, AL Downtown Redevelopment Authority (Series 2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	14,000,000
66,500,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	66,500,000
3,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,500,000
10,000,000		Huntsville, AL Special Care Facilities Financing Authority (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	10,000,000
21,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-2), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	21,000,000
14,600,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-4), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Bank of New York LIQ)	14,600,000
15,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-5), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(State Street Bank and Trust Co. LIQ)	15,000,000
10,500,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-7), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	10,500,000
10,450,000		Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	10,450,000
9,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	9,000,000
48,700,000		Jefferson County, AL Sewer System, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Bank of America N.A. LIQ)	48,700,000
30,300,000		Jefferson County, AL Sewer System, Warrants (Series C-6), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	30,300,000
15,400,000		Jefferson County, AL Sewer System, Warrants (Series C-7), Weekly VRDNs (XL Capital Assurance, Inc. INS)/(Regions Bank, Alabama LIQ)	15,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$6,475,000		Jefferson County, AL, (PT-1772), Weekly VRDNs (MBIA Insurance Corp. INS)/(Westdeutsche Landesbank AG LIQ)	$6,475,000
360,000		Magnolia Ridge Improvement District, AL (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	360,000
4,465,000		Marshall County, AL, Special Obligation School Refunding Warrants (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	4,465,000
10,000,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	10,000,000
2,500,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	2,500,000
22,500,000		Montgomery, AL ALAHA Special Care Facilities Financing Authority (Series 2003A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama LOC)	22,500,000
2,750,000		Port City Medical Clinic Board of Mobile, AL (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,750,000
1,000,000		Port City Medical Clinic Board of Mobile, AL (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	1,000,000
3,597,000		Tuscaloosa County, AL Automotive Corridor IDA (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,597,000
940,000		Tuscaloosa County, AL Port Authority (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	940,000

		TOTAL	346,752,000

		Alaska--0.3%
4,675,000		Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,675,000
230,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	230,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,000,000

		TOTAL	25,905,000

		Arizona--1.0%
1,250,000		Apache County, AZ IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
12,000,000		Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	12,000,000
1,700,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	1,700,000
4,000,000		Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	$3,000,000
5,925,000		Chandler, AZ IDA (Series 2000), Weekly VRDNs (River Ranch Apartments)/(FHLMC LOC)	5,925,000
2,500,000		Glendale, AZ IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
18,000,000		Maricopa County, AZ Community College District, (PT-388), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	18,000,000
2,250,000		Maricopa County, AZ Community College District (Series 1994D), 4.00% Bonds, 7/1/2004	2,278,107
12,170,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	12,170,000
2,450,000		Phoenix, AZ IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,450,000
5,550,000		Pima County, AZ IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	5,550,000
4,990,000		Pima County, AZ IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	4,990,000
1,500,000		Sierra Vista, AZ IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,500,000
4,000,000		Tempe, AZ IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	4,000,000
4,000,000		Tucson, AZ IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	4,000,000

		TOTAL	85,313,107

		Arkansas--0.1%
11,495,000		Fayetteville, AR Public Facilities Board (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank N.A., Cincinnati LOC)	11,495,000

		California--6.0%
9,400,000		Antelope Valley, CA Healthcare District (Series 2002A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	9,400,000
15,440,000		California Capital Projects Financing Authority (Series 2002), Variable Rate Demand Certificates of Participation, Weekly VRDNs (Livermore, CA)/ (AMBAC INS)/(Dexia Credit Local LIQ)	15,440,000
16,500,000		California State Department of Water Resources Power Supply Program (Series 2002B-3), Daily VRDNs (Bank of New York LOC)	16,500,000
36,950,000		California State Department of Water Resources Power Supply Program (Series 2002C-1), Weekly VRDNs (Dexia Credit Local LOC)	36,950,000
6,500,000		California State Department of Water Resources Power Supply Program (Series 2002C-2), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	6,500,000
11,550,000		California State Department of Water Resources Power Supply Program (Series 2002C-3), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	11,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$34,500,000		California State Department of Water Resources Power Supply Program (Series 2002C-9), Weekly VRDNs (Citibank N.A., New York LOC)	$34,500,000
12,000,000		California State Department of Water Resources Power Supply Program (Series 2003), FR/RI-L12, Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
117,350,000		California State, RAWs (Series 2003), FR/RI-L19J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	117,350,000
62,500,000		California State (Series 2003-04 A-6), 2.00% RANs (DePfa Bank PLC LOC), 6/23/2004	62,726,242
62,250,000	[2]	California State, RAWs (Series 2003), FR/RI-F8J, 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/16/2004	62,250,000
103,750,000	[2]	California State, RAWs (Series 2003), FR/RI-F11J, 1.13% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 3/23/2004	103,750,000
9,000,000		California Statewide Communities Development Authority (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	9,000,000
9,960,000		California Statewide Communities Development Authority (Series 2003C), Weekly VRDNs (Kaiser Permanente)	9,960,000

		TOTAL	507,876,242

		Colorado--0.3%
3,270,000		Colorado Health Facilities Authority (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One N.A. (Chicago) LOC)	3,270,000
1,325,000		Denver (City & County), CO, 1.60% TOBs (Blake Street Compendium)/(KeyBank, N.A. LOC), Optional Tender 12/15/2004	1,325,000
4,000,000		Holland Creek Metropolitan District, CO (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	4,000,000
5,000,000		Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000,000
13,170,000		Westminster, CO, (PT-467) Weekly VRDNs (Cascade Village Apartments)/(FHLMC GTD)/(FHLMC LIQ)	13,170,000

		TOTAL	26,765,000

		Connecticut--1.8%
5,000,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,000,000
69,185,000		Connecticut State HFA (Series 2002D-1), Weekly VRDNs (AMBAC INS)/(Federal Home Loan Bank of Boston LIQ)	69,185,000
7,700,000		Connecticut State (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,700,000
51,180,000		Connecticut State Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-1), Weekly VRDNs (AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	51,180,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$17,825,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	$17,825,000

		TOTAL	150,890,000

		District of Columbia--1.3%
16,935,000		District of Columbia (Series 1985), Weekly VRDNs (American University)/(AMBAC INS)/(Westdeutsche Landesbank AG LIQ)	16,935,000
35,620,000		District of Columbia (Series 1998C), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of America N.A. LIQ)	35,620,000
6,635,000		District of Columbia (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)	6,635,000
5,765,000		District of Columbia (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,765,000
16,330,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	16,330,000
9,000,000		District of Columbia (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	9,000,000
16,900,000		District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	16,900,000
3,575,000		District of Columbia Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	3,575,000

		TOTAL	110,760,000

		Florida--5.8%
10,000,000		Brevard County, FL Educational Facilities Authority (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	10,000,000
26,075,000		Broward County, FL (Series A), 1.05% CP (Dexia Credit Local LIQ), Mandatory Tender 2/5/2004	26,075,000
6,100,000		Broward County, FL HFA (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,100,000
31,850,000		Dade County, FL IDA (Series 1993), Daily VRDNs (Florida Power & Light Co.)	31,850,000
31,765,000		Dade County, FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ)	31,765,000
6,000,000		Davie, FL (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC)	6,000,000
10,460,000		Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	10,460,000
19,000,000		Florida Gulf Coast University Financing Corp. (Series 2003), Weekly VRDNs (Florida Gulf Coast University)/(Wachovia Bank N.A. LOC)	19,000,000
9,000,000	[2]	Florida Housing Finance Corp., (PT-481), 1.30% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 7/2/2004	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$30,100,000		Highlands County, FL Health Facilities Authority (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	$30,100,000
39,045,000		Highlands County, FL Health Facilities Authority (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	39,045,000
24,835,000		Highlands County, FL Health Facilities Authority (Series 1997A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	24,835,000
12,005,000		Highlands County, FL Health Facilities Authority (Series 2003B), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	12,005,000
11,300,000		Hillsborough County, FL IDA (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	11,300,000
31,000,000		JEA, FL Electric System, Subordinate Revenue Bonds (Series 2000A), Daily VRDNs (Westdeutsche Landesbank AG LIQ)	31,000,000
8,550,000		JEA, FL Electric System, Subordinate Revenue Bonds (Series 2001B), Daily VRDNs	8,550,000
5,000,000		Jacksonville, FL Economic Development Commission (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC)	5,000,000
6,000,000		Lee County, FL IDA (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	6,000,000
10,000,000		Lee County, FL IDA (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	10,000,000
6,925,000		Manatee County, FL HFA (Series 1990A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,925,000
3,030,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC)	3,030,000
10,250,000		Orange County, FL IDA (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
11,800,000		Palm Beach County, FL (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	11,800,000
5,000,000		Pasco County, FL School Board, Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,000,000
4,370,000		Pinellas County, FL Health Facility Authority (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC)	4,370,000
7,800,000		Santa Rosa County, FL Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC)	7,800,000
11,100,000		Sarasota, FL (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank LOC)	11,100,000
64,950,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	64,950,000
7,200,000		St. Petersburg, FL HFA (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	7,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$8,805,000		Volusia County, FL Education Facility Authority (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	$8,805,000
14,620,000		Volusia County, FL Health Facilities Authority (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	14,620,000
5,900,000		West Orange, FL Healthcare District (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000

		TOTAL	489,835,000

		Georgia--4.5%
4,000,000		Augusta, GA HFA (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
29,765,000		Burke County, GA Development Authority, PCRBs (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	29,765,000
4,000,000		Chatham County, GA, General Obligation Sales Tax Bonds (Series 2003), 3.00% TOBs, Mandatory Tender 4/1/2004	4,013,327
3,900,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ)	3,900,000
5,300,000		Columbus, GA Hospital Authority (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,300,000
3,445,000		De Kalb County, GA Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,445,000
15,250,000		De Kalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)	15,250,000
7,065,000		Fulco, GA Hospital Authority (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	7,065,000
1,400,000		Fulton County, GA Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,400,000
6,000,000		Fulton County, GA Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
16,245,000	[2]	Fulton County, GA Housing Authority, (PT-469), 0.95% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	16,245,000
9,000,000		Fulton County, GA Housing Authority (Series 1996), Weekly VRDNs (Hampton Hills Apartments)/(FHLMC LOC)	9,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
10,500,000		Gainesville, GA Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	10,500,000
23,835,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	23,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$12,200,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$12,200,000
8,745,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	8,745,000
26,000,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	26,000,000
52,150,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	52,150,000
36,815,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	36,815,000
22,000,000		Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	22,000,000
25,310,000		Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	25,310,000
1,200,000		Gwinnett County, GA IDA (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,200,000
35,215,000		Municipal Electric Authority of Georgia (Series 1994 E), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	35,215,000
4,100,000		Municipal Electric Authority of Georgia (Series 1994D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	4,100,000
6,000,000		Oconee County, GA IDA (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
9,795,000		Rockdale County, GA Hospital Authority (Series 2002), Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(SunTrust Bank LOC)	9,795,000

		TOTAL	381,448,327

		Hawaii--0.9%
13,250,000		Hawaii State Department of Budget & Finance (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	13,250,000
9,920,000		Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,920,000
50,100,000		Honolulu, HI City & County (Series 2001C), 1.18% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/2/2004	50,100,000
4,500,000		Honolulu, HI City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,500,000

		TOTAL	77,770,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--8.3%
$11,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-13), 1.25% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	14,705,000
14,285,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,285,000
5,885,000		Channahon, IL (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	5,885,000
3,115,000		Channahon, IL (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC)	3,115,000
6,200,000		Chicago, IL Board of Education, MERLOTS (Series 2001A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000		Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
4,075,000		Chicago, IL Board of Education, (PT-1704), Weekly VRDNs (MBIA Insurance Corp. INS)/(Westdeutsche Landesbank AG LIQ)	4,075,000
4,260,000		Chicago, IL Board of Education, (PT-1705), Weekly VRDNs (MBIA Insurance Corp. INS)/(Westdeutsche Landesbank AG LIQ)	4,260,000
15,500,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	15,500,000
5,355,000		Chicago, IL Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,355,000
4,980,000		Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,980,000
2,200,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,200,000
3,300,000		Chicago, IL (Series 2003 B-1), Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	3,300,000
7,865,000		Chicago, IL, MERLOTS (Series 2002A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,865,000
20,000,000		Chicago, IL, MERLOTS (Series 1997V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000		Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,640,000
6,695,000	[2]	Chicago, IL, MERLOTS (Series 2001 A33), 1.25% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,695,000
24,995,000		Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
2,005,000	[2]	Cook County, IL Community College District No. 508, MERLOTS (Series 2001A 4), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$38,350,000		Cook County, IL (Series 2002B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	$38,350,000
9,755,000	[2]	DuPage County, IL, MERLOTS (Series 2000-A9), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	9,755,000
5,810,000	[2]	DuPage County, IL, MERLOTS (Series 2001-A74), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	5,810,000
12,885,000		Freeport, IL (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank N.A., Cincinnati LOC)	12,885,000
3,900,000		Galesburg, IL (Series 1996), Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	3,900,000
7,500,000		Hopedale Village, IL (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One N.A. (Chicago) LOC)	7,500,000
7,000,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (North Shore Senior Center)/(Bank One N.A. (Chicago) LOC)	7,000,000
4,300,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,300,000
2,500,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St Ignatius College Prep.)/(Bank One N.A. (Chicago) LOC)	2,500,000
1,000,000		Illinois Development Finance Authority (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
2,400,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Burpee Museum of Natural History)/(Bank One N.A. (Chicago) LOC)	2,400,000
14,800,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Lyric Opera of Chicago)/(Bank One N.A. (Chicago), Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	14,800,000
2,040,000		Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,040,000
103,150,000		Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	103,150,000
8,505,000		Illinois Health Facilities Authority (Series 1998B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	8,505,000
37,000,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(Bank One N.A. (Chicago) LIQ)	37,000,000
10,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	10,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	4,500,000
105,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)	105,000,000
5,565,000		Illinois State, (PT-1760), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	5,565,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$9,995,000		Illinois State, (PT-380), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$9,995,000
2,000,000		Illinois State, 4.90% Bonds, 8/1/2004	2,038,416
5,955,000		Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	5,955,000
25,000,000		Indiana Health Facility Financing Authority (Series 2001A-4), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	25,000,000
22,000,000		Indiana Health Facility Financing Authority (Series A-3), 1.15% TOBs (Ascension Health Credit Group), Optional Tender 3/2/2004	22,000,000
8,500,000		Lombard, IL (Series 2000), Clover Creek Apartments, Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	8,500,000
8,245,000		Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	8,245,000
7,200,000		Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	7,200,000
15,200,000		Regional Transportation Authority, IL, (PT-1833), Weekly VRDNs (FGIC INS)/(Westdeutsche Landesbank AG LIQ)	15,200,000
4,955,000		Regional Transportation Authority, IL (Series 2001A-73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,955,000
3,780,000		Regional Transportation Authority, IL, MERLOTS (Series 2001A-86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,780,000
10,845,000		Regional Transportation Authority, IL, MERLOTS (Series 2002A-23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,845,000
9,965,000		Regional Transportation Authority, IL, MERLOTS (Series 2002A-24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,965,000
8,940,000		Regional Transportation Authority, IL, MERLOTS (Series 2002A-41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,940,000
2,260,554		Village of Gilberts, IL Special Service Area No. 10, Timber Trails Project (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	2,260,554

		TOTAL	704,398,970

		Indiana--3.2%
18,615,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/ (Series 2002-7), 1.20% TOBs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/12/2004	18,615,000
4,365,000		Anderson, IN (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,365,000
15,425,000		Elkhart, IN, Community Schools, 2.00% TANs, 6/30/2004	15,442,227
5,725,000		Fort Wayne, IN (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend, Inc.)/(Bank One N.A. (Chicago) LOC)	5,725,000
8,155,000		Franklin, IN (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,155,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$102,500,000		Indiana Bond Bank, 2.00% TANs (Bank of New York LOC), 1/25/2005	$103,394,525
885,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One N.A. (Chicago) LOC)	885,000
8,365,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC)	8,365,000
14,260,000		Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(Bank One N.A. (Chicago) LOC)	14,260,000
5,300,000		Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,300,000
2,900,000		Indianapolis, IN EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,900,000
36,470,000		Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	36,470,000
7,630,000		Indianapolis, IN (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,630,000
8,000,000		Lawrence, IN EDRB (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	8,000,000
1,935,000		Linton, IN (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,935,000
1,935,000		St. Joseph County, IN (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(KeyBank, N.A. LOC)	1,935,000
10,395,000		St. Joseph County, IN (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(KeyBank, N.A. LOC)	10,395,000
4,000,000		Vigo County, IN, EDRB (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
6,590,000		Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,590,000
6,105,000		Winona Lake, IN (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank N.A., Cincinnati LOC)	6,105,000

		TOTAL	270,466,752

		Kansas--0.6%
10,405,000		Kansas State Department of Transportation, (PT-384), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,405,000
3,800,000		Salina, KS (Series 2003-1), 2.00% BANs, 8/1/2004	3,818,630
40,000,000		Unified Government of Wyandotte County/Kansas City, KS (Series 2003I), 1.35% BANs, 2/1/2004	39,991,600

		TOTAL	54,215,230

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--0.6%
$210,000		Boone County, KY Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	$210,000
11,590,000		Henderson County, KY (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC)	11,590,000
7,500,000		Jefferson County, KY (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
9,385,000		Kentucky Economic Development Finance Authority (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	9,385,000
3,965,000		Kentucky Economic Development Finance Authority (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(National City Bank, Ohio LIQ)	3,965,000
2,000,000		Kentucky State Property & Buildings Commission, Project No. 77, 3.00% Bonds (MBIA Insurance Corp. INS), 8/1/2004	2,019,218
12,167,500		Kentucky Turnpike Authority, Floater Certificates (Series 2001-567), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	12,167,500

		TOTAL	46,836,718

		Louisiana--0.6%
12,490,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT),(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,490,000
17,400,000		Calcasieu Parish, LA, IDB (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	17,400,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(Bank One N.A. (Columbus) LOC)	5,700,000
4,650,000		Louisiana State University and Agricultural and Mechanical College (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,650,000

		TOTAL	48,240,000

		Maine--0.2%
11,055,000		Maine Health & Higher Educational Facilities Authority (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ)	11,055,000
4,000,000		School Administrative District No. 51, ME (Series B), 1.75% BANs, 10/15/2004	4,019,436

		TOTAL	15,074,436

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--3.3%
$19,400,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 1.09% TOBs (Baltimore, MD)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	$19,400,000
11,400,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	11,400,000
8,600,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,600,000
3,275,000		Baltimore County, MD (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,275,000
1,750,000		Baltimore, MD (1988 Issue) Weekly VRDNs (University West LP)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,750,000
5,500,000		Calvert County, MD EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	5,500,000
9,290,000		Carroll County, MD (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	9,290,000
9,500,000		Frederick County, MD (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,500,000
1,000,000		Harford County, MD (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,000,000
5,050,000		Howard County, MD (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,050,000
2,550,000		Howard County, MD (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,550,000
15,100,000		Howard County, MD (Series 2002A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	15,100,000
3,000,000		Maryland Industrial Development Financing Authority (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
30,500,000		Maryland State Community Development Administration (Series 2003D), 1.17% TOBs 12/21/2004	30,500,000
13,900,000	[2]	Maryland State Community Development Administration, (PT-123), 1.20% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/18/2004	13,900,000
4,150,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,150,000
4,000,000		Maryland State Economic Development Corp. (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,000,000
7,000,000		Maryland State Economic Development Corp. (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$5,400,000		Maryland State Economic Development Corp. (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC)	$5,400,000
1,848,500		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,848,500
5,700,000		Maryland State Health & Higher Educational Facilities Authority (Series 1985A), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	5,700,000
10,175,000		Maryland State Health & Higher Educational Facilities Authority (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	10,175,000
5,220,000		Maryland State Health & Higher Educational Facilities Authority (Series 1996B), Weekly VRDNs (Loyola College in Maryland, Inc.)/ (MBIA Insurance Corp. INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ)	5,220,000
1,845,000		Maryland State Health & Higher Educational Facilities Authority (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,845,000
5,965,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,965,000
4,900,000		Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	4,900,000
6,900,000		Maryland State Health & Higher Educational Facilities Authority (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	6,900,000
10,250,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	10,250,000
14,315,000		Maryland State Health & Higher Educational Facilities Authority (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,315,000
8,605,000		Maryland State Health & Higher Educational Facilities Authority (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,605,000
5,675,000		Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	5,675,000
15,000,000		Montgomery County, MD EDRB, Weekly VRDNs (Howard Hughes Medical Institute)	15,000,000
13,000,000		Montgomery County, MD EDRB (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	13,000,000
2,044,000		Montgomery County, MD Housing Opportunities Commission (Series 1998 I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,044,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$2,670,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$2,670,000
5,000,000		Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000

		TOTAL	279,477,500

		Massachusetts--3.7%
22,999,000		Ashburnham - Westminster, MA Regional School District, 1.75% BANs, 6/18/2004	23,060,506
21,400,000		Blackstone-Milville, MA Regional School District, 1.30% BANs, 7/15/2004	21,430,384
8,672,052		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	8,672,052
2,100,000		Commonwealth of Massachusetts (Series 1997B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,100,000
18,110,000		Commonwealth of Massachusetts (Series 2001B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	18,110,000
7,000,000		Dennis-Yarmouth, MA Regional School District, 2.00% BANs, 11/10/2004	7,044,997
9,000,000		Dighton-Rehobeth, MA Regional School District, 1.75% BANs, 6/4/2004	9,021,094
8,380,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	8,422,714
15,000,000		Freetown-Lakeville, MA Regional School District, 2.00% BANs, 10/22/2004	15,099,762
10,000,000		Gateway, MA Regional School District, 2.25% BANs, 5/5/2004	10,025,341
10,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	10,067,694
7,900,000		Marion, MA, 1.75% BANs, 9/24/2004	7,933,808
6,600,000		Massachusetts Bay Transportation Authority (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,600,000
4,500,000		Massachusetts Development Finance Agency (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance, Inc. INS)/(Societe Generale, Paris LIQ)	4,500,000
27,000,000		Massachusetts HEFA (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	27,000,000
6,000,000		Massachusetts HEFA (Series A), Weekly VRDNs (University of Massachusetts)/(Dexia Credit Local LOC)	6,000,000
2,450,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,450,000
1,627,500		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	1,627,500
20,875,000		Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	20,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$21,800,000		Massachusetts Water Resources Authority (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$21,800,000
16,300,000		Medway, MA, 2.25% BANs, 3/19/2004	16,323,445
10,000,000		Pembroke, MA, 2.00% BANs, 8/5/2004	10,049,259
5,000,000		Quincy, MA, 1.50% RANs, 5/14/2004	5,006,008
10,000,000		Shrewsbury, MA, 2.00% BANs, 11/24/2004	10,065,683
17,800,000		Spencer East Brookfield, MA Regional School District, 1.35% BANs, 5/14/2004	17,812,340
16,000,000		Weymouth, MA, 1.50% BANs, 5/19/2004	16,018,649
6,000,000		Whitman-Hanson, MA Regional School District, 1.30% BANs, 7/1/2004	6,009,085

		TOTAL	313,125,321

		Michigan--3.9%
19,119,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,119,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.25% TOBs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/2/2004	8,840,000
4,840,000		Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,840,000
2,995,000		Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,995,000
1,000,000		Detroit, MI City School District, Variable Rate Certificates (Series 2001P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	1,000,000
5,445,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	5,445,000
9,125,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,125,000
2,000,000		Detroit, MI Water Supply System (Series 2001-782), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,000,000
7,000,000		Detroit, MI Water Supply System MERLOTS, (Series 2000D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,000,000
2,640,000		Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,640,000
1,330,000		Garden City, MI HFA (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,330,000
8,360,000		Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	8,360,000
5,000,000		Grand Rapids, MI EDR (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	5,000,000
2,100,000		Grand Rapids, MI EDR (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC)	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$2,000,000		Grand Rapids, MI Economic Development Corp. (Series 1991A), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	$2,000,000
7,010,000		Grand Rapids, MI Economic Development Corp. (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	7,010,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS (Series 2001A-120), 1.25% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	9,815,000
6,645,000		Ingham County, MI Economic Development Corp. (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One N.A. (Chicago) LOC)	6,645,000
1,000,000		Kent Hospital Finance Authority, MI (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	1,000,000
10,000,000		Kentwood, MI Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
9,345,000		Macomb County, MI Hospital Finance Authority (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	9,345,000
460,000		Michigan Higher Education Facilities Authority (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	460,000
40,000,000		Michigan Municipal Bond Authority, 2.00% RANs (J.P. Morgan Chase Bank LOC), 8/23/2004	40,214,062
5,210,000		Michigan Public Power Agency, (PT-1769), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,210,000
9,985,000		Michigan State Hospital Finance Authority, (PT-732), Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,985,000
9,000,000		Michigan State Hospital Finance Authority (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	9,000,000
7,085,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	7,085,000
31,510,000		Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	31,510,000
11,400,000		Michigan State Hospital Finance Authority, Hospital Equipment Loan Program (Series A), Weekly VRDNs (National City Bank, Michigan/ Illinois LOC)	11,400,000
5,000,000		Michigan State Hospital Finance Authority (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	5,000,000
10,075,000		Michigan State Housing Development Authority (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC)	10,075,000
3,405,000		Michigan State Housing Development Authority (Series B), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	3,405,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$5,600,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	$5,600,000
7,495,000		Michigan State Strategic Fund (PA-334), Weekly VRDNs (Detroit Edison Co.)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,495,000
2,000,000		Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
25,000,000		Michigan State (Series 2004A), 2.00% TRANs, 9/30/2004	25,166,000
1,100,000		Michigan State (Series A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,100,000
6,720,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	6,720,000
7,450,000		Regents of University of Michigan (Series 2002), Weekly VRDNs	7,450,000
12,395,000		Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	12,395,000
2,925,000		Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,925,000

		TOTAL	329,804,062

		Minnesota--2.8%
18,000,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	18,000,000
4,280,000		Buffalo, MN Independent School District No. 877, 1.50% TRANs (Minnesota State GTD), 8/24/2004	4,290,632
8,130,000		Burnsville, MN (Series 1996), Weekly VRDNs (YMCA)/(Wells Fargo Bank Minnesota N.A. LOC)	8,130,000
300,000		Center City, MN (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	300,000
4,550,000		Cohasset, MN (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Lasalle Bank, N.A. LOC)	4,550,000
4,000,000		Dakota County, MN Community Development Agency, (PT-484), Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	4,000,000
1,100,000		Jackson County Central, MN Independent School District No. 2895, 1.375% TRANs (Minnesota State GTD), 8/17/2004	1,101,911
9,000,000		Minneapolis, MN (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	9,000,000
8,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	8,000,000
31,035,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series 2003B-1), 1.05% TOBs (AMBAC INS), Mandatory Tender 5/15/2004	31,035,000
18,465,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	18,465,000
8,000,000		Minnesota State Commissioner of Iron Range Resources & Rehabilitation (Series 1991), Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank N.A. LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$7,735,000		Minnesota State Higher Education Facility Authority (Series 5L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	$7,735,000
9,000,000		Minnesota State Higher Education Facility Authority (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	9,000,000
3,000,000		Minnesota State Higher Education Facility Authority (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank N.A., Cincinnati LOC)	3,000,000
14,000,000		Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ)	14,000,000
14,810,000		Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ)	14,810,000
11,500,000		Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	11,500,000
3,335,000		Minnewaska, MN Independent School District No. 2149, 1.50% TRANs (Minnesota State GTD), 8/17/2004	3,342,983
3,000,000		Olmsted County, MN (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/(Lasalle Bank, N.A. LOC)	3,000,000
6,955,000		Orono, MN Independent School District 278, 1.50% TRANs (Minnesota State GTD), 8/30/2004	6,972,862
4,560,000		Plymouth, MN (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC)	4,560,000
4,500,000		Seaway Port Authority of Duluth, MN (Series of 2000), Weekly VRDNs (St. Lawrence Cement, Inc.)/(Wachovia Bank N.A. LOC)	4,500,000
6,945,000		Shakopee, MN Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)	6,945,000
25,000		Southern Minnesota Municipal Power Agency, PUTTERs (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	25,000
6,000,000		Southern Minnesota Municipal Power Agency, ROCs (Series 189 II), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
20,000,000		St. Paul, MN Independent School District No. 625, 1.25% TANs (Minnesota State GTD), 3/1/2004	20,002,670
620,000		University of Minnesota (Series 1999A), Weekly VRDNs	620,000
4,995,000		University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	4,995,000

		TOTAL	235,881,058

		Mississippi--0.1%
10,255,000		Mississippi Business Finance Corp. (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	10,255,000

		Missouri--0.9%
13,785,000		Missouri State HEFA (Series 1985B), Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank LOC)	13,785,000
3,700,000		Missouri State HEFA (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	3,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--continued
$32,450,000		Missouri State HEFA (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	$32,450,000
16,800,000		Missouri State HEFA (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	16,800,000
10,125,000		Missouri State HEFA, 3.00% Bonds (SSM Health Care Credit Group), 6/1/2004	10,192,067

		TOTAL	76,927,067

		Multi State--2.9%
38,182,191		ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust, Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	38,182,191
30,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	30,000,000
15,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-13), Weekly VRDNs (FGIC, FSA INS and State Street Bank and Trust Co. LIQs)	15,000,000
42,064,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	42,064,000
7,873,436		Koch Floating Rate Trust (Multistate Non-AMT), (Series 1998-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,873,436
7,828,624		Koch Floating Rate Trust (Multistate Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,828,624
12,516,028		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-10), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	12,516,028
24,162,231		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	24,162,231
4,590,491		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,590,491
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/ (FSA INS)/(Westdeutsche Landesbank AG LIQ)	6,000,000
53,190,000		TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	53,190,000

		TOTAL	241,407,001

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
5,500,000		Henderson, NV Public Improvement Trust (Series 1995B), Pueblo Verde II, Weekly VRDNs (Lincoln Pueblo Verde LP)/(Credit Suisse First Boston LOC)	5,500,000

		TOTAL	13,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--0.4%
$17,825,000		New Hampshire Health and Education Facilities Authority (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	$17,825,000
18,500,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Chase Manhattan Bank (USA) N.A., Wilmington and Dexia Credit Local LIQs)	18,500,000

		TOTAL	36,325,000

		New Jersey--2.1%
11,860,000		Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	11,860,000
7,600,000		Elizabeth, NJ, 1.50% BANs, 5/28/2004	7,610,811
21,685,000		New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ)	21,685,000
1,200,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	1,200,000
19,900,000		New Jersey State (Series 2003), FR/RI-L35J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	19,900,000
24,400,000		New Jersey Turnpike Authority (Series 2003C-3), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	24,400,000
19,495,000		Passaic County, NJ, 1.75% BANs, 3/26/2004	19,512,046
7,953,500		Port Authority of New York and New Jersey (Series 2001-736), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,953,500
12,000,000		Trenton, NJ, 1.50% BANs, 5/14/2004	12,011,987
33,418,000		Trenton, NJ, 1.75% BANs, 10/15/2004	33,570,003
16,320,000		Trenton, NJ, 1.75% BANs, 10/15/2004	16,395,956

		TOTAL	176,099,303

		New York--11.9%
6,000,000		Buffalo, NY, 2.75% RANs (Bank of New York LOC), 7/29/2004	6,048,720
27,528,500		Chenango Valley, NY Central School District, 1.375% BANs, 6/25/2004	27,577,577
6,500,000		Clarence, NY Central School District, 1.30% TANs, 6/29/2004	6,509,950
2,226,250		Clarence, NY Central School District, 1.40% BANs, 7/8/2004	2,230,048
4,000,000		Copiague, NY Union Free School District, 1.30% TANs, 6/29/2004	4,006,124
11,000,000		Harborsfields, NY Central School District, 1.40% TANs, 6/29/2004	11,017,709
2,000,000		Harborsfields, NY Central School District, 1.50% TANs, 6/29/2004	2,004,025
4,000,000		Islip, NY Union Free School District, 1.35% TANs, 6/29/2004	4,006,926
6,000,000		Islip, NY Union Free School District, 1.50% TANs, 6/29/2004	6,014,024
21,550,000		Levittown Union Free School District, NY, 1.25% TANs, 6/29/2004	21,578,270
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,350,000		Long Island Power Authority (Series 2003D), Weekly VRDNs (FSA INS)/ (Dexia Bank, Belgium LIQ)	$10,350,000
9,000,000		Long Island Power Authority (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg LOCs)	9,000,000
13,955,000		Metropolitan Transportation Authority, NY (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG LIQ)	13,955,000
655,000		Metropolitan Transportation Authority, NY (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	655,000
48,580,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Series 2002B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	48,580,000
40,380,000		Metropolitan Transportation Authority, NY, Floater Certificates (Series 2001-660), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	40,380,000
21,100,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	21,100,000
44,100,000		New Jersey Turnpike Authority (Series 2003C-1), Weekly VRDNs (FSA INS)/( Westdeutsche Landesbank AG LIQ)	44,100,000
14,500,000		New York City Trust For Cultural Resources (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	14,500,000
19,200,000		New York City, NY Housing Development Corp. (Series 2003A), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	19,200,000
28,300,000		New York City, NY Municipal Water Finance Authority (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	28,300,000
15,500,000		New York City, NY Municipal Water Finance Authority (Series 2003 C-2), Weekly VRDNs (Bank of Nova Scotia, Toronto and Toronto Dominion Bank LIQs)	15,500,000
29,000,000		New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2001-687), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	29,000,000
30,025,000		New York City, NY Municipal Water Finance Authority, Trust Receipts (Series 1997), FR/RI-6, Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	30,025,000
9,135,000		New York City, NY Transitional Finance Authority (Subseries 1999 A-1), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	9,135,000
6,200,000		New York City, NY Transitional Finance Authority (Subseries 1999 A-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	6,200,000
10,000		New York City, NY Transitional Finance Authority (Subseries 1999 B-3), Weekly VRDNs (Bank One N.A. (Chicago) LIQ)	10,000
21,000,000		New York City, NY Transitional Finance Authority (Series 2002), FR/RI L21, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
9,800,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Series 2003G-3), Weekly VRDNs (Bank of New York LIQ)	9,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	$10,000,000
6,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003B-2), Weekly VRDNs (Dexia Credit Local LIQ)	6,000,000
15,085,000		New York City, NY (Series 1995B-8), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	15,085,000
22,150,000		New York City, NY (Series 1995F-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	22,150,000
5,570,000		New York City, NY (Series 1995F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	5,570,000
45,900,000		New York City, NY (Series 1996J-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	45,900,000
29,400,000		New York City, NY (Series 2003C-2), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	29,400,000
27,400,000		New York City, NY (Series 2003C-3), Weekly VRDNs (BNP Paribas SA LOC)	27,400,000
30,000,000		New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	30,000,000
11,500,000		New York City, NY, 2.00% RANs, 4/15/2004	11,524,501
34,500,000		New York City, NY, RANs (Series 2003), FR/RI L40J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	34,500,000
7,000,000		New York City, NY, RANs (Series 2003), FR/RI L41J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	7,000,000
8,250,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	8,250,000
19,400,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003F-2C), Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ)	19,400,000
10,205,000		New York State Energy Research & Development Authority, 1.10% TOBs (New York State Electric and Gas Corp.)/(J.P. Morgan Chase Bank LOC), Optional Tender 3/15/2004	10,205,000
32,575,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	32,575,000
3,670,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ)	3,670,000
3,200,000		New York State HFA Weekly VRDNs (Special Surgery Hospital)/ (J.P. Morgan Chase Bank LOC)	3,200,000
8,800,000		New York State HFA, Service Contract Revenue Bonds (Series 2003B), Weekly VRDNs (BNP Paribas SA LOC)	8,800,000
7,500,000		New York State HFA, Service Contract Revenue Bonds (Series 2003C), Weekly VRDNs (Dexia Credit Local LOC)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$33,750,000		New York State HFA, Service Contract Revenue Bonds (Series 2003G), Weekly VRDNs (Westdeutsche Landesbank AG LOC)	$33,750,000
5,565,000		New York State Local Government Assistance Corp. (Series 1993A), Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank AG LOCs)	5,565,000
7,800,000		New York State Local Government Assistance Corp. (Series 2003A-3V), Subordinate Lien Refunding Bonds, Weekly VRDNs (FGIC INS)/(Landesbank Baden-Wuerttemberg LIQ)	7,800,000
10,710,000		New York State Local Government Assistance Corp., Class A Certificates (Series 2002-203), Weekly VRDNs (FSA INS)/ (Bear Stearns Cos., Inc. LIQ)	10,710,000
26,000,000		New York State Thruway Authority (Series 2003A), 1.125% BANs, 3/25/2004	26,000,000
5,785,000		New York State Thruway Authority Floater Certificates (Series 2001-691), Weekly VRDNs (New York State Thruway Authority - Highway and Bridge Trust Fund)/(AMBAC INS)/(Morgan Stanley LIQ)	5,785,000
12,300,000		North Babylon Union Free School District, NY, 1.35% TANs, 6/24/2004	12,319,636
2,000,000		North Babylon Union Free School District, NY, 1.50% TANs, 6/24/2004	2,004,364
10,000,000		Pittsford, NY Central School District (Series 2003), 2.00% BANs, 12/17/2004	10,073,407
7,600,000		Plainedge, NY Union Free School District, 1.75% TANs, 6/30/2004	7,623,094
1,610,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates (Series 2001-598), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	1,610,000
27,425,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	27,425,000
29,165,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	29,165,000
8,550,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000B), Weekly VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg LIQ)	8,550,000
17,466,000		Wallkill, NY Central School District, 1.25% BANs, 6/25/2004	17,487,232

		TOTAL	1,005,780,607

		North Carolina--0.3%
1,165,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	1,165,000
5,865,000		North Carolina Medical Care Commission (Series 2000 A), Weekly VRDNs (United Methodist Retirement Homes)/(Wachovia Bank N.A. LOC)	5,865,000
4,605,000		North Carolina Medical Care Commission (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,605,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$7,000,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	$7,000,000
6,800,000		North Carolina State (Series 2002F), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,800,000

		TOTAL	25,435,000

		Ohio--3.3%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 1.25% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	8,338,000
1,810,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	1,810,000
12,155,000		Ashland County, OH Health Care (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,155,000
2,335,000		Banc One Capital Higher Education Tax-Exempt Income Trust (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One N.A. (Chicago) LOC)	2,335,000
7,785,000		Butler County Hospital (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(Bank One N.A. (Columbus) LOC)	7,785,000
5,500,000		Butler County, OH (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	5,500,000
2,300,000		Butler County, OH (Series 2003C), 2.00% BANs, 9/23/2004	2,312,839
4,135,000		Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	4,135,000
11,410,000		Clark County, OH (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	11,410,000
4,165,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	4,165,000
8,000,000		Cuyahoga County, OH Health Care Facilities (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(KeyBank, N.A. LOC)	8,000,000
4,500,000		Cuyahoga County, OH Hospital Authority (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
5,000,000		Cuyahoga County, OH IDA (Series A-1 Remarketing), Weekly VRDNs (University School)/(KeyBank, N.A. LOC)	5,000,000
4,420,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	4,420,000
4,000,000		Cuyahoga County, OH (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(KeyBank, N.A. LOC)	4,000,000
5,000,000		Cuyahoga Falls, OH, 2.00% BANs, 12/16/2004	5,036,619
5,000,000		Cuyahoga, OH Community College District (Series 2002B), Weekly VRDNs (AMBAC INS)/(KeyBank, N.A. LIQ)	5,000,000
3,915,000		Erie County, OH (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One N.A. (Columbus) LOC)	3,915,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,190,000		Franklin County, OH Health Care Facilities (Series 1999A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	$3,190,000
1,450,000		Franklin County, OH Health Care Facilities (Series 1999B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,450,000
4,855,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	4,855,000
4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(Bank One N.A. (Chicago) LOC)	4,500,000
8,000,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	8,000,000
6,075,000		Geauga County, OH (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(KeyBank, N.A. LOC)	6,075,000
1,235,000		Genoa Village, OH (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,235,000
7,635,000		Greene County, OH Hospital Facilities Revenue Authority (Series 1999A), Weekly VRDNs (Med Health System)/(KeyBank, N.A. LOC)	7,635,000
6,000,000		Hamilton County, OH (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	6,000,000
5,715,000		Henry County, OH (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	5,715,000
2,000,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	2,000,000
2,000,000		Lakewood, OH (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	2,000,000
7,360,000		Lorain County, OH EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,360,000
5,150,000		Louisville, OH (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,150,000
5,610,000		Louisville, OH (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,610,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	7,400,000
2,010,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	2,010,000
85,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	85,000
10,415,000		Lucas County, OH (Series 2003-1), 1.50% BANs, 10/14/2004	10,448,874
1,260,000		Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,260,000
3,925,000		Marion County, OH Health Care Facilities (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(KeyBank, N.A. LOC)	3,925,000
2,685,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	2,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$7,000,000		New Albany, OH (Series B), Weekly VRDNs (Bank One N.A. (Columbus) LOC)	$7,000,000
9,000,000		Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	9,000,000
645,000		Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	645,000
6,000,000		Ohio State Higher Educational Facilities Commission (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	6,000,000
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
2,800,000		Ohio State University (Series 1999B-2), Weekly VRDNs	2,800,000
5,375,000		Ohio State (Series 2002), FR/RI-L31J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
4,500,000		Orange, OH City School District, 1.38% BANs, 7/15/2004	4,508,221
6,000,000		Port of Greater Cincinnati, OH Development Authority (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Bank One N.A. (Columbus), Fifth Third Bank, Cincinnati, Lasalle Bank, N.A. and U.S. Bank N.A., Cincinnati LOCs)	6,000,000
3,900,000		Rickenbacker, OH Port Authority (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One N.A. (Columbus) LOC)	3,900,000
5,065,000		Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	5,065,000
6,390,000		Ross County, OH, Health Care Facilities Revenue Bonds (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	6,390,000
2,480,000		Summit County, OH (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,480,000
6,000,000		Summit County, OH (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(KeyBank, N.A. LOC)	6,000,000
4,095,000		Village of Holland, OH (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	4,095,000
1,145,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(Bank One N.A. (Columbus) LOC)	1,145,000

		TOTAL	274,504,553

		Oklahoma--0.2%
1,790,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	1,790,000
4,445,000		Oklahoma Development Finance Authority (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	4,445,000
7,800,000		Oklahoma State Industries Authority (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	7,800,000

		TOTAL	14,035,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oregon--0.5%
$7,000,000		Oregon State Housing and Community Services Department (Series M), 1.20% TOBs, Optional Tender 1/6/2005	$7,000,000
34,000,000		Oregon State (Series 2003A), 2.25% TANs, 11/15/2004	34,312,340
4,500,000		Portland, OR EDRB (Series 2003A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(KeyBank, N.A. LIQ)	4,500,000

		TOTAL	45,812,340

		Pennsylvania--4.1%
9,500,000		ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	9,500,000
10,300,000		Adams County, PA IDA (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	10,300,000
5,495,000		Allegheny County, PA HDA (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	5,495,000
9,475,000		Allegheny County, PA HDA (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(KeyBank, N.A. LOC)	9,475,000
4,720,000		Allegheny County, PA HDA (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One N.A. (Chicago) LOC)	4,720,000
3,360,000		Allegheny County, PA IDA (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,360,000
2,340,000		Allegheny County, PA IDA (Series 1997A), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,340,000
4,300,000		Allegheny County, PA IDA (Series 1997B), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	4,300,000
5,000,000		Allegheny County, PA IDA (Series 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	5,000,000
8,100,000		Allegheny County, PA IDA (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	8,100,000
4,460,000		Central Bucks, PA School District (Series 2000A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,460,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
4,000,000		Chester County, PA IDA (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC)	4,000,000
2,500,000		Chester County, PA Intermediate Unit (Series 2003), Weekly VRDNs (PNC Bank, N.A. LOC)	2,500,000
8,400,000		Clearfield County, PA IDA (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC)	8,400,000
8,995,000		Clipper Tax-Exempt Certificates Trust (Pennsylvania Non-AMT), (Series 2003-9), Weekly VRDNs (Pennsylvania State)/(FGIC INS)/ (State Street Bank and Trust Co. LIQ)	8,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,800,000		Commonwealth of Pennsylvania (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	$4,800,000
12,592,500		Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	12,592,500
6,285,000		Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001F), Weekly VRDNs (Bank of America N.A. LIQ)	6,285,000
6,000,000		Cumberland County, PA Municipal Authority (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	6,000,000
4,575,000		Cumberland County, PA (Series 2000), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,575,000
4,500,000		Cumberland County, PA (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,500,000
4,300,000		Dallastown Area School District, PA (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,300,000
22,525,000		Dauphin County, PA General Authority, Education and Health Loan Program (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	22,525,000
4,500,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	4,500,000
4,555,000		Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	4,555,000
13,000,000		Doylestown Hospital Authority, PA (Series 1998B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	13,000,000
2,000,000		Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	2,000,000
1,800,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	1,800,000
13,340,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	13,340,000
4,000,000		Erie County, PA Hospital Authority (Series 2001A), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	4,000,000
2,550,000		Erie County, PA Hospital Authority (Series 2001A), Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank N.V. LOC)	2,550,000
7,645,000		Lancaster, PA IDA (Series 2000B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	7,645,000
2,500,000		Lawrence County, PA IDA (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	2,500,000
5,000,000		Lebanon County, PA Health Facilities Authority (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000
6,810,000		Lehigh County, PA General Purpose Authority (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	6,810,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$8,200,000		Mercersburg Borough, PA General Purpose Authority (Series 2000A), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	$8,200,000
9,300,000		Mercersburg Borough, PA General Purpose Authority (Series 2000B), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	9,300,000
5,510,000		Montgomery County, PA IDA (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(Wachovia Bank N.A. LOC)	5,510,000
1,300,000		Pennsylvania EDFA (Series 1996E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,300,000
8,300,000		Pennsylvania State Higher Education Facilities Authority (Series 2001H-5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC)	8,300,000
4,000,000		Pennsylvania State Higher Education Facilities Authority (Series B6), 1.125% TOBs (Rosemont College, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004	4,000,000
7,800,000		Pennsylvania State Higher Education Facilities Authority (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	7,800,000
2,100,000		Pennsylvania State Higher Education Facilities Authority (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,100,000
9,900,000		Pennsylvania State Higher Education Facilities Authority (Series J1), Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)	9,900,000
1,000,000		Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	1,000,000
1,000,000		Pennsylvania State University (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	1,000,000
4,300,000		Philadelphia, PA Authority for Industrial Development (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	4,300,000
4,975,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts (Series 2000), FR/RI-N4, Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	4,975,000
10,000,000		Philadelphia, PA, 2.00% TRANs, 6/30/2004	10,042,227
8,300,000		Pittsburgh, PA (Series SG-71), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
12,395,000		Southcentral Pennsylvania General Authority (Series 2000A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,395,000
2,700,000		Washington County, PA Authority (Series 1985A), Weekly VRDNs (1985-A Pooled Equipment Lease Program)/(Wachovia Bank N.A. LOC)	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$10,890,000		Washington County, PA IDA (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	$10,890,000
4,000,000		Westmoreland County, PA IDA (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000

		TOTAL	344,674,727

		Puerto Rico--0.6%
22,229,000		Commonwealth of Puerto Rico (Series 2002-746D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	22,229,000
26,065,000		Commonwealth of Puerto Rico, PUTTERs (Series 349), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	26,068,532

		TOTAL	48,297,532

		South Carolina--0.5%
5,959,000		Berkeley County, SC School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,959,000
21,985,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	21,985,000
5,000,000		South Carolina Jobs-EDA (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS (Series 2000L), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000

		TOTAL	39,444,000

		Tennessee--2.5%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
16,600,000		Chattanooga, TN HEFA, Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	16,600,000
7,200,000		Chattanooga, TN HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,200,000
9,175,000		Chattanooga, TN HEFA (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,175,000
4,100,000		Chattanooga, TN IDB (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	4,100,000
17,550,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series 2000GG), 1.25% TOBs (Mountain States Health Alliance)/ (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	17,550,000
22,000,000		Hendersonville, TN IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	22,000,000
7,000,000		Jackson County, TN IDB (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$10,655,000		Jackson, TN Energy Authority (Series 2002), Weekly VRDNs (Jackson, TN Water System)/(FSA INS)/(SunTrust Bank LIQ)	$10,655,000
6,900,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,900,000
12,410,000		Knox County, TN Health Education & Housing Facilities Board (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	12,410,000
1,825,000		Knox County, TN IDB (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	1,825,000
8,610,000		Memphis, TN Center City Revenue Finance Corp. (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,610,000
1,000,000		Memphis, TN (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	1,000,000
640,000		Memphis, TN, General Improvement Refunding Bonds (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank AG LIQ)	640,000
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	1,000,000
6,700,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,700,000
8,375,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)	8,375,000
17,000,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2004), Weekly VRDNs (Nashville Symphony Association)/(Bank of America N.A. LOC)	17,000,000
295,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	295,000
4,200,000		Sevier County, TN Public Building Authority (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	4,200,000
2,985,000		Sevier County, TN Public Building Authority (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	2,985,000
7,840,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	7,840,000
11,545,000		Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
1,075,000		Washington County, TN IDB (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	1,075,000
12,450,000		Wilson County, TN Sports Authority (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,450,000

		TOTAL	212,201,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--10.1%
$20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$20,996,000
5,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,500,000
10,890,000		Aldine, TX Independent School District (Series 1997) SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
13,945,000		Austin, TX Electric Utility System (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	13,945,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2001A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,415,000
14,940,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 1.20% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	14,940,000
17,785,000		Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ)	17,785,000
9,000,000		East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	9,000,000
400,000		Grapevine, TX, IDC (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
3,400,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank LOC)	3,400,000
38,560,000		Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	38,560,000
12,000,000		Houston, TX Airport System, MERLOTS (Series 2000A-25), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
10,290,000		Houston, TX Higher Education Finance Corp. (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,290,000
18,400,000		Houston, TX Independent School District, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	18,400,000
15,345,000		Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	15,345,000
2,675,000		Houston, TX Water & Sewer System, MERLOTS (Series 2002A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,675,000
11,315,000		Kendall County, TX Health Facilities Development Corp. (Series 2002A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	11,315,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$8,560,000		McKinney, TX Independent School District, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	$8,560,000
1,070,000		North Richland Hills, TX IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,070,000
4,325,000		North Texas Tollway Authority, ROCs (Series 4008), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,325,000
7,500,000		Richmond, TX Higher Education Finance Corp. (Series 2003A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	7,500,000
4,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.20% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	4,000,000
5,400,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002A-12), 1.25% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/25/2004	5,400,000
45,000,000		San Antonio, TX Electric & Gas System (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ)	45,000,000
5,855,000		San Antonio, TX Electric & Gas System, MERLOTS (Series 2001A-10), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,855,000
83,255,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002A-53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	83,255,000
11,100,000		San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	11,100,000
7,495,000		San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,495,000
7,935,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,935,000
50,000		TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	50,000
8,190,000		Tarrant County, TX HFA (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,190,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,510,000
4,380,000		Tarrant, TX Regional Water District, (PT-1703), Weekly VRDNs (FSA INS)/( Westdeutsche Landesbank AG LIQ)	4,380,000
1,275,000		Texas State Department of Housing & Community Affairs, (PT-361), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,275,000
299,000,000		Texas State, 2.00% TRANs, 8/31/2004	300,483,603
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$95,985,000		Texas State, TRANs (Series 2003), FR/RI-L37J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$95,985,000
6,000,000		Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,000,000
8,200,000		Waco, TX Education Finance Corp. (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance, Inc. INS)/(Dexia Credit Local LIQ)	8,200,000

		TOTAL	851,004,603

		Utah--0.6%
26,300,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	26,300,000
20,000,000		Utah County, UT (Series 2002C), Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank AG LIQ)	20,000,000
2,490,000		Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,490,000
5,000,000		Weber County, UT (Series 2000A), Daily VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	5,000,000

		TOTAL	53,790,000

		Vermont--0.0%
260,000		Vermont Educational and Health Buildings Financing Agency (Series 1995A), Weekly VRDNs (KeyBank, N.A. LOC)	260,000

		Virginia--0.9%
4,480,000		Alexandria, VA IDA (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	4,480,000
2,995,000		Arlington County, VA (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	2,995,000
3,670,000		Fairfax County, VA EDA (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	3,670,000
1,780,000		Fairfax County, VA EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	1,780,000
7,000,000		Fairfax County, VA EDA (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	7,000,000
840,000		Fauquier County, VA IDA, Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	840,000
3,420,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,420,000
3,820,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	3,820,000
16,800,000		Henrico County, VA IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ)	16,800,000
2,000,000		James City County, VA IDA (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$8,615,000		Newport News, VA EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	$8,615,000
3,000,000		Spotsylvania County, VA IDA (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,000,000
12,550,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	12,550,000
1,220,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	1,220,000

		TOTAL	72,190,000

		Washington--2.6%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16) Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),(Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),(Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT),(Series 2002-36), 1.25% TOBs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	8,680,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,170,000
16,230,000		Energy Northwest, WA, (PT-615), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs)	16,230,000
8,500,000		Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,500,000
40,050,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003D-3-2), Project No. 3, Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ)	40,050,000
9,490,000		Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,490,000
5,490,000		Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,490,000
10,000,000		King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh LOC)	2,200,000
20,960,000		Seattle, WA Municipal Light & Power, MERLOTS (Series 2001A-56), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	20,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$7,880,000		Seattle, WA Water System, (PA-1143), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	$7,880,000
5,325,000		Seattle, WA Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,325,000
3,490,000		Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,490,000
7,490,000		Washington State, (PT-1782), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,490,000
34,860,000		Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	34,860,000
2,055,000		Washington State, MERLOTS (Series 2002A-14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,055,000
5,170,000		Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000		Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	3,765,000

		TOTAL	216,762,000

		West Virginia--0.1%
6,400,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,400,000

		Wisconsin--1.9%
19,475,000		Appleton, WI Area School District, 1.75% TRANs, 9/30/2004	19,558,907
11,650,000		Eau Claire, WI Area School Disrict, 1.75% TRANs, 8/20/2004	11,691,178
9,000,000		Elmbrook, WI School District, 1.75% TRANs, 4/19/2004	9,013,713
4,800,000		Greenfield, WI School District, 1.75% TRANs, 9/30/2004	4,819,138
1,975,000		Lakeland, WI Union High School District, 1.75% TRANs, 10/1/2004	1,982,508
2,600,000		Maple Dale-Indian Hill School District, 1.70% TRANs, 8/19/2004	2,608,591
1,300,000		Menasha, WI, 1.30% BANs, 5/14/2004	1,300,000
5,750,000		Menomonee Falls, WI School District, 1.75% TRANs, 8/19/2004	5,768,017
9,000,000		Mequon-Thiensville, WI School District, 1.75% TRANs, 9/3/2004	9,032,400
6,135,000		Milwaukee, WI (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	6,135,000
4,100,000		Pulaski, WI Community School District, 1.75% TRANs, 9/23/2004	4,116,393
15,000,000		Waukesha, WI School District, 1.50% TRANs, 8/23/2004	15,038,861
4,000,000		Waunakee, WI Community School District, 1.70% TRANs, 9/10/2004	4,014,636
7,100,000		Wausau, WI School District, 1.55% TRANs, 10/19/2004	7,120,511
7,775,000		Wisconsin School Districts (Series 2003 A-2), 2.00% TRANs (Fond Du Lac, WI School District), 9/22/2004	7,819,213
6,500,000		Wisconsin School Districts (Series 2003 B-1), 2.00% TANs (U.S. Bank N.A., Cincinnati LOC), 11/1/2004	6,540,838
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$9,400,000		Wisconsin School Districts (Series 2003 B-2), 2.00% TANs (Fond Du Lac, WI School District), 11/1/2004	$9,459,058
1,815,000		Wisconsin State HEFA (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One N.A. (Chicago) LOC)	1,815,000
2,540,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	2,540,000
6,500,000		Wisconsin State HEFA (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	6,500,000
21,590,000		Wisconsin State HEFA, MERLOTS (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,590,000

		TOTAL	158,463,962

		Wyoming--0.1%
8,190,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	8,190,000
1,075,000		Douglas, WY, 1.20% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC) 6/1/2004	1,075,000

		TOTAL	9,265,000

		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST)[3]	8,444,663,418

		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(7,621,988)

		TOTAL NET ASSETS--100%	$8,437,041,430

1 The Fund primarily invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier
100.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2004, these securities amounted to $442,948,000 which represents 5.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Inc.
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2004 (unaudited)

	Government Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$4,474,750,000	$2,753,825,000
Investments in securities	4,223,140,512	21,697,543,125

Total investments in securities, at amortized cost and value	8,697,890,512	24,451,368,125
Income receivable	11,197,603	40,563,759
Receivable for shares sold	382,015	2,668,126

TOTAL ASSETS	8,709,470,130	24,494,600,010

Liabilities:
Payable for investments purchased	52,400,000	746,488,924
Payable for shares redeemed	860,580	1,252,911
Payable to bank	120,575	97,568
Payable for account administration fee (Note 5)	6,568	3,275
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	27,567	--
Payable for Directors'/Trustees' fees	4,882	1,666
Payable for portfolio accounting fees (Note 5)	63,984	47,148
Payable for distribution services fee (Note 5)	6,650	3,275
Payable for shareholder services fee (Note 5)	681,713	1,189,223
Income distribution payable	2,735,255	10,816,624
Accrued expenses	86,235	287,448

TOTAL LIABILITIES	56,994,009	760,188,062

TOTAL NET ASSETS	$8,652,476,121	$23,734,411,948

Net Assets Consist of:
Paid in capital	$8,652,129,725	$23,734,516,895
Accumulated net realized loss on investments	--	(44,288)
Undistributed (distributions in excess of) net investment income	346,396	(60,659)

TOTAL NET ASSETS	$8,652,476,121	$23,734,411,948

Net Assets:
Institutional Shares	$5,245,870,769	$18,163,852,881
Institutional Service Shares	3,371,849,057	5,546,830,856
Trust Shares	34,756,295	23,728,211

TOTAL NET ASSETS	$8,652,476,121	$23,734,411,948

Shares Outstanding:
Institutional Shares	5,245,634,873	18,163,891,238
Institutional Service Shares	3,371,739,605	5,546,897,130
Trust Shares	34,755,247	23,727,982

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Trust Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2004 (unaudited)

	Treasury Obligations Fund	Tax-Free Obligations Fund
Assets:
Investments in repurchase agreements	$8,441,625,000	$--
Investments in securities	2,729,110,412	8,444,663,418

Total investments in securities, at amortized cost and value	11,170,735,412	8,444,663,418
Income receivable	29,848,557	20,685,664
Cash	--	803,415
Receivable for investments sold	79,478,829	--
Receivable for shares sold	126,875	672,593

TOTAL ASSETS	11,280,189,673	8,466,825,090

Liabilities:
Payable for investments purchased	84,262,865	25,166,000
Payable for shares redeemed	34,410	1,127,977
Payable to bank	14,222	--
Payable for account administration fee (Note 5)	66,756	--
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	28,218	30,615
Payable for portfolio accounting fees (Note 5)	10,721	40,494
Payable for distribution services fee (Note 5)	66,756	--
Payable for shareholder services fee (Note 5)	1,181,394	413,129
Income distribution payable	4,672,181	2,928,366
Accrued expenses	104,324	77,079

TOTAL LIABILITIES	90,441,847	29,783,660

TOTAL NET ASSETS	$11,189,747,826	$8,437,041,430

Net Assets Consist of:
Paid in capital	$11,189,643,034	$8,437,044,538
Accumulated net realized loss on investments	--	(15,450)
Undistributed net investment income	104,792	12,342

TOTAL NET ASSETS	$11,189,747,826	$8,437,041,430

Statements of Assets and Liabilities--continued

	Treasury Obligations Fund	Tax-Free Obligations Fund
Net Assets:
Institutional Shares	$4,765,114,804	$6,438,958,785
Institutional Service Shares	5,240,351,623	1,998,082,400
Institutional Capital Shares	893,897,600	--
Trust Shares	290,383,799	245

TOTAL NET ASSETS	$11,189,747,826	$8,437,041,430

Shares Outstanding:
Institutional Shares	4,764,875,967	6,438,997,699
Institutional Service Shares	5,240,452,091	1,998,065,899
Institutional Capital Shares	893,928,885	--
Trust Shares	290,386,091	245

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	--

Trust Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2004 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund	Tax-Free Obligations Fund
Investment Income:
Interest	$49,734,847	$144,964,942	$61,795,424	$43,999,488
Dividends	--	761,510	--	--

TOTAL INCOME	49,734,847	145,726,452	61,795,424	43,999,488

Expenses:
Investment adviser fee (Note 5)	9,086,670	25,338,877	11,943,211	8,430,970
Administrative personnel and services fee (Note 5)	3,521,460	9,824,809	4,626,202	3,268,665
Account administration fee--Trust Shares (Note 5)	49,408	15,209	289,545	--
Custodian fees	210,962	588,329	262,198	180,759
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	177,457	543,539	183,394	176,544
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	107,675	140,843	213,780	55,046
Transfer and dividend disbursing agent fees and expenses--Institutional Capital Shares (Note 5)	--	--	36,319	--
Transfer and dividend disbursing agent fees and expenses--Trust Shares (Note 5)	1,426	323	8,347	--
Directors'/Trustees' fees	36,114	96,598	47,511	29,698
Auditing fees	8,915	10,742	8,229	7,589
Legal fees	11,794	5,057	11,514	2,328
Portfolio accounting fees (Note 5)	313,550	693,260	334,746	273,822
Distribution services fee--Trust Shares (Note 5)	49,408	15,209	289,545	--
Shareholder services fee--Institutional Shares (Note 5)	7,022,953	25,229,127	6,218,589	8,033,522
Shareholder services fee--Institutional Service Shares (Note 5)	4,285,976	6,429,260	7,210,844	2,505,190
Shareholder services fee--Institutional Capital Shares (Note 5)	--	--	1,210,035	--
Share registration costs	28,467	30,310	39,671	32,390
Printing and postage	21,216	24,205	20,361	9,706
Insurance premiums	6,815	15,430	8,651	4,510
Miscellaneous	27,353	44,307	28,353	12,636

TOTAL EXPENSES	24,967,619	69,045,434	32,991,045	23,023,375

Statements of Operations--continued

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund	Tax-Free Obligations Fund
Waivers (Note 5):
Waiver of investment adviser fee	(3,986,148)	(10,703,955)	(5,060,568)	(3,595,616)
Waiver of administrative personnel and services fee	(82,559)	(234,116)	(106,713)	(77,637)
Waiver of transfer and dividend disbursing agent fees and expenses	(181,873)	(458,878)	(369,385)	(173,882)
Waiver of shareholder services fee--Institutional Shares	(7,022,953)	(25,229,127)	(6,218,589)	(8,033,522)
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(726,021)	--

TOTAL WAIVERS	(11,273,533)	(36,626,076)	(12,481,276)	(11,880,657)

Net expenses	13,694,086	32,419,358	20,509,769	11,142,718

Net investment income	36,040,761	113,307,094	41,285,655	32,856,770

Net realized gain on investments	--	6,032	--	128,967

Change in net assets resulting from operations	$36,040,761	$113,313,126	$41,285,655	$32,985,737

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,040,761	$129,628,076	$113,307,094	$360,795,683
Net realized gain (loss) on investments	--	--	6,032	(50,320)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,040,761	129,628,076	113,313,126	360,745,363

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(24,727,190)	(90,565,887)	(95,294,474)	(305,075,227)
Institutional Service Shares	(10,857,559)	(39,038,453)	(17,968,439)	(55,792,411)
Trust Shares	(76,941)	(56,411)	(26,984)	(5,901)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,661,690)	(129,660,751)	(113,289,897)	(360,873,539)

Statements of Changes in Net Assets-continued

	Government Obligations Fund		Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Share Transactions:
Proceeds from sale of shares	$40,040,956,218	$98,239,706,646	$119,664,067,405	$323,618,675,910
Net asset value of shares issued to shareholders in payment of distributions declared	17,274,223	57,103,613	43,472,068	123,409,474
Cost of shares redeemed	(41,222,924,179)	(99,681,105,891)	(120,883,586,667)	(325,559,431,315)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,164,693,738)	(1,384,295,632)	(1,176,047,194)	(1,817,345,931)

Change in net assets	(1,164,314,667)	(1,384,328,307)	(1,176,023,965)	(1,817,474,107)
Net Assets:
Beginning of period	9,816,790,788	11,201,119,095	24,910,435,913	26,727,910,020

End of period	$8,652,476,121	$9,816,790,788	$23,734,411,948	$24,910,435,913

Undistributed (distributions in excess of) net investment income	$346,396	$(32,675)	$(60,659)	$(77,856)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund		Tax-Free Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Asset
Operations:
Net investment income	$41,285,655	$137,967,139	$32,856,770	$77,791,586
Net realized gain (loss) on investments	--	6,010,468	128,967	(128,147)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,285,655	143,977,607	32,985,737	77,663,439

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(20,884,797)	(75,975,299)	(26,944,498)	(61,082,210)
Institutional Service Shares	(17,005,670)	(52,902,837)	(5,885,986)	(16,786,836)
Institutional Capital Shares	(3,586,279)	(8,349,626)	--	--
Trust Shares	(388,689)	(54,805)	(1)	--
Distributions from net realized gain on investments
Institutional Shares	--	(2,968,014)	--	--
Institutional Service Shares	--	(2,738,135)	--	--
Institutional Capital Shares	--	(297,656)	--	--
Trust Shares	--	(6,663)	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(41,865,435)	$(143,293,035)	$(32,830,485)	$(77,869,046)

Statements of Changes In Net Assets-continued

	Treasury Obligations Fund		Tax-Free Obligations Fund
	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Share Transactions:
Proceeds from sale of shares	$27,640,518,651	$57,197,916,222	$22,457,446,765	$33,342,262,214
Net asset value of shares issued to shareholders in payment of distributions declared	11,156,079	33,042,401	14,570,371	25,362,945
Cost of shares redeemed	(28,113,832,500)	(59,159,947,836)	(22,233,130,069)	(32,511,080,737)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(462,157,770)	(1,928,989,213)	238,887,067	856,544,422

Change in net assets	(462,737,550)	(1,928,304,641)	239,042,319	856,338,815
Net Assets:
Beginning of period	11,652,485,376	13,580,790,017	8,197,999,111	7,341,660,296

End of period	$11,189,747,826	$11,652,485,376	$8,437,041,430	$8,197,999,111

Undistributed (distributions in excess of) net investment income	$104,792	$684,572	$12,342	$(13,943)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 41 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective account administration, transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Government Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,366,598,559	$28,366,598,559	72,275,036,818	$72,275,036,818
Shares issued to shareholders in payment of distributions declared	11,530,234	11,530,234	34,846,050	34,846,050
Shares redeemed	(29,298,935,962)	(29,298,935,962)	(73,524,081,090)	(73,524,081,090)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(920,807,169)	$(920,807,169)	(1,214,198,222)	$(1,214,198,222)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,574,102,677	$11,574,102,677	25,893,347,735	$25,893,347,735
Shares issued to shareholders in payment of distributions declared	5,729,606	5,729,606	22,254,766	22,254,766
Shares redeemed	(11,829,388,982)	(11,829,388,982)	(26,114,785,028)	(26,114,785,028)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(249,556,699)	$(249,556,699)	(199,182,527)	$(199,182,527)

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	100,254,982	$100,254,982	71,322,093	$71,322,093
Shares issued to shareholders in payment of distributions declared	14,383	14,383	2,797	2,797
Shares redeemed	(94,599,235)	(94,599,235)	(42,239,773)	(42,239,773)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	5,670,130	$5,670,130	29,085,117	$29,085,117

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,164,693,738)	$(1,164,693,738)	(1,384,295,632)	$(1,384,295,632)

Prime Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	93,846,178,116	$93,846,178,116	279,223,095,820	$279,223,096,367
Shares issued to shareholders in payment of distributions declared	38,063,802	38,063,802	102,357,245	102,357,245
Shares redeemed	(95,830,477,663)	(95,830,477,663)	(279,922,531,646)	(279,922,531,648)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,946,235,745)	$(1,946,235,745)	(597,078,581)	$(597,078,036)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	25,737,036,009	$25,737,036,009	44,370,762,948	$44,370,762,948
Shares issued to shareholders in payment of distributions declared	5,384,782	5,384,782	21,046,328	21,046,328
Shares redeemed	(24,984,801,213)	(24,984,801,213)	(45,623,236,180)	(45,623,236,180)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	757,619,578	$757,619,578	(1,231,426,904)	$(1,231,426,904)

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	80,853,280	$80,853,280	24,816,595	$24,816,595
Shares issued to shareholders in payment of distributions declared	23,484	23,484	5,901	5,901
Shares redeemed	(68,307,791)	(68,307,791)	(13,663,487)	(13,663,487)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	12,568,973	$12,568,973	11,159,009	$11,159,009

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,176,047,194)	$(1,176,047,194)	(1,817,346,476)	$(1,817,345,931)

Treasury Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,071,531,594	$12,071,531,594	28,132,870,947	$28,132,870,947
Shares issued to shareholders in payment of distributions declared	7,600,630	7,600,630	20,554,019	20,554,019
Shares redeemed	(12,399,377,919)	(12,399,377,919)	(30,552,342,241)	(30,552,342,241)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(320,245,695)	$(320,245,695)	(2,398,917,275)	$(2,398,917,275)

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,976,644,492	$12,976,644,492	25,065,514,163	$25,065,514,163
Shares issued to shareholders in payment of distributions declared	3,133,811	3,133,811	10,727,533	10,727,533
Shares redeemed	(13,509,162,879)	(13,509,162,879)	(24,825,639,909)	(24,825,639,909)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(529,384,576)	$(529,384,576)	250,601,787	$250,601,787

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,168,500,821	$2,168,500,821	3,768,691,012	$3,768,691,012
Shares issued to shareholders in payment of distributions declared	358,990	358,990	1,748,270	1,748,270
Shares redeemed	(1,898,326,296)	(1,898,326,296)	(3,724,560,112)	(3,724,560,112)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	270,533,515	$270,533,515	45,879,170	$45,879,170

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	423,841,744	$423,841,744	230,840,100	$230,840,100
Shares issued to shareholders in payment of distributions declared	62,648	62,648	12,579	12,579
Shares redeemed	(306,965,406)	(306,965,406)	(57,405,574)	(57,405,574)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	116,938,986	$116,938,986	173,447,105	$173,447,105

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(462,157,770)	$(462,157,770)	(1,928,989,213)	$(1,928,989,213)

Tax-Free Obligations Fund	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,418,766,820	$19,418,766,820	27,915,281,318	$27,915,281,426
Shares issued to shareholders in payment of distributions declared	13,160,342	13,160,342	22,155,356	22,155,356
Shares redeemed	(19,136,556,333)	(19,136,556,333)	(27,059,078,821)	(27,059,078,821)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	295,370,829	$295,370,829	878,357,853	$878,357,961

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,038,679,945	$3,038,679,945	5,426,980,538	$5,426,980,538
Shares issued to shareholders in payment of distributions declared	1,410,029	1,410,029	3,207,589	3,207,589
Shares redeemed	(3,096,573,734)	(3,096,573,734)	(5,452,001,913)	(5,452,001,913)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(56,483,760)	$(56,483,760)	(21,813,786)	$(21,813,786)

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	250	$250
Shares redeemed	(2)	(2)	(3)	(3)

NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(2)	$(2)	247	$247

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	238,887,067	$238,887,067	856,544,314	$856,544,422

1 For the period from February 19, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

At July 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2007	Capital Loss Carryforward to Expire in 2009	Capital Loss Carryforward to Expire in 2010	Capital Loss Carryforward to Expire in 2011	Total Capital Loss Carryforward
Prime Obligations Fund	--	--	--	$ 6,788	$ 6,788

Tax-Free Obligations Fund	$797	$3,820	$11,653	$128,147	$144,417

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Treasury Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntary choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Funds with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid after voluntary waiver, if applicable, were as follows:

Fund	FAS	FServ
Government Obligations Fund	$1,700,270	$1,738,631

Prime Obligations Fund	$4,821,533	$4,769,160

Treasury Obligations Fund	$ 2,197,718	$2,321,771

Tax-Free Obligations Fund	$1,598,907	$1,592,121

Account Administration Fee

Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund pay Federated Shareholder Services Company ("FSSC") an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the `Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Funds' will pay FSSC up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2004, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each of the Funds' average daily net assets for the period, plus out-of-pocket expenses. The fees paid to FServ during the reporting period were as follows:

Fund	FServ
Government Obligations Fund	$270,569

Prime Obligations Fund	$ 682,879

Treasury Obligations Fund	$316,007

Tax-Free Obligations Fund	$231,435

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Tax-Free Obligations Fund	$4,990,823,700	$3,613,417,967

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120
Cusip 60934N138

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

30075 (4/04)

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.008	0.018	0.050	0.051	0.044
Net realized and unrealized gain (loss) on investments	--	0.001	0.001	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.009	0.019	0.050	0.051	0.044

Less Distributions:
Distributions from net investment income	(0.002)	(0.008)	(0.018)	(0.050)	(0.051)	(0.044)
Distributions from net realized gain on investments	--	(0.001)	(0.001)	--	--	--

TOTAL DISTRIBUTIONS	(0.002)	(0.009)	(0.019)	(0.050)	(0.051)	(0.044)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.23%	0.90%	1.81%	5.07%	5.17%	4.50%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.44%[3]	0.85%	1.75%	4.97%	5.07%	4.41%

Expense waiver/reimbursement[4]	0.29%[3]	0.29%	0.27%	0.26%	0.26%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,052,492	$1,093,524	$1,329,998	$1,826,410	$2,013,674	$2,053,372

1 Beginning with the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--23.9%
$10,500,000	[1]	United States Treasury Bills, 1.020%, 7/8/2004	$10,452,995
239,500,000		United States Treasury Notes, 1.625% - 4.750%, 2/15/2004 - 1/31/2005	240,615,295

		TOTAL U.S. TREASURY	251,068,290

		REPURCHASE AGREEMENTS--75.9%
50,000,000		Interest in $600,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 0.990%, dated 1/30/2004, to be repurchased at $50,004,125 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2011	50,000,000
50,000,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 0.990%, dated 1/30/2004, to be repurchased at $50,004,125 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	50,000,000
50,000,000		Interest in $650,000,000 joint repurchase agreement with Bank of America LLC, 0.990%, dated 1/30/2004, to be repurchased at $50,004,125 on 2/2/2004,collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	50,000,000
108,228,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $108,236,929 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	108,228,000
50,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 0.990%, dated 1/30/2004, to be repurchased at $50,004,125 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013	50,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.890%, dated 1/30/2004, to be repurchased at $10,000,742 on 2/2/2004, collateralized by a U.S. Treasury Obligation maturing 8/15/2019	10,000,000
46,000,000	[2]	Interest in $480,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/16/2004, to be repurchased at $46,094,875 on 3/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	46,000,000
75,000,000		Interest in $1,100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/30/2004, to be repurchased at $75,006,188 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	75,000,000
50,000,000		Interest in $600,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.980%, dated 1/30/2004, to be repurchased at $50,004,083 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 3/15/2022	50,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $50,004,125 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	$50,000,000
50,000,000		Interest in $650,000,000 joint repurchase agreement with Societe Generale, New York, 0.980%, dated 1/30/2004, to be repurchased at $50,004,083 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	50,000,000
20,000,000		Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $20,001,533 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	20,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 0.890%, dated 1/30/2004, to be repurchased at $10,000,742 on 2/2/2004, collateralized by a U.S. Treasury Obligation maturing 11/15/2008	10,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $100,008,250 on 2/2/2004, collateralized by a U.S. Treasury Obligation maturing 11/15/2008	100,000,000
30,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 12/18/2003, to be repurchased at $30,049,500 on 2/17/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2009	30,000,000
50,000,000		Interest in $600,000,000 joint repurchase agreement with WestLB AG, 0.980%, dated 1/30/2004, to be repurchased at $50,004,083 on 2/2/2004,collateralized by U.S. Treasury Obligations with various maturities to 8/15/2017	50,000,000

		TOTAL REPURCHASE AGREEMENTS	799,228,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	1,050,296,290

		OTHER ASSETS AND LIABILITIES - NET--0.2%	2,195,383

		TOTAL NET ASSETS--100%	$1,052,491,673

1 Each issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$799,228,000
Investments in securities	251,068,290

Total investments in securities, at amortized cost and value		$1,050,296,290
Income receivable		2,422,340
Receivable for shares sold		1,007,810

TOTAL ASSETS		1,053,726,440

Liabilities:
Payable for shares redeemed	778,287
Income distribution payable	195,968
Payable to bank	31,924
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	3,592
Payable for Directors'/Trustees' fees	1,798
Payable for portfolio accounting fees (Note 4)	10,601
Payable for shareholder services fee (Note 4)	208,137
Accrued expenses	4,460

TOTAL LIABILITIES		1,234,767

Net assets for 1,052,483,687 shares outstanding		$1,052,491,673

Net Assets Consist of:
Paid in capital		$1,052,481,698
Undistributed net investment income		9,975

TOTAL NET ASSETS		$1,052,491,673

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,052,491,673 ÷ 1,052,483,687 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$5,515,620

Expenses:
Investment adviser fee (Note 4)		$2,660,983
Administrative personnel and services fee (Note 4)		411,826
Custodian fees		35,939
Transfer and dividend disbursing agent fees and expenses (Note 4)		141,225
Directors'/Trustees' fees		2,261
Auditing fees		6,534
Legal fees		2,460
Portfolio accounting fees (Note 4)		61,200
Shareholder services fee (Note 4)		1,329,390
Share registration costs		16,670
Printing and postage		9,169
Insurance premiums		1,352
Miscellaneous		8,878

TOTAL EXPENSES		4,687,887

Waivers (Note 4):
Waiver of investment adviser fee	$(1,437,580)
Waiver of administrative personnel and services fee	(9,404)
Waiver of transfer and dividend disbursing agent fees and expenses	(23,093)
Waiver of shareholder services fee	(53,176)

TOTAL WAIVERS		(1,523,253)

Net expenses			3,164,634

Net investment income			$2,350,986

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,350,986	$9,219,663
Net realized gain on investments	--	639,248

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,350,986	9,858,911

Distributions to Shareholders:
Distributions from net investment income	(2,415,262)	(9,145,412)
Distributions from net realized gain on investments	--	(639,248)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,415,262)	(9,784,660)

Share Transactions:
Proceeds from sale of shares	2,737,411,995	5,953,877,521
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs U.S. Treasury Money Market Fund	80,604,353	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,156,826	4,946,798
Cost of shares redeemed	(2,860,140,859)	(6,195,373,043)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,967,685)	(236,548,724)

Change in net assets	(41,031,961)	(236,474,473)

Net Assets:
Beginning of period	1,093,523,634	1,329,998,107

End of period (including undistributed net investment income of $9,975 and $74,251, respectively)	$1,052,491,673	$1,093,523,634

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs U.S. Treasury Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	Riggs U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
80,606,342	$1,052,524,459	$80,604,353	$1,133,128,812

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004, capital paid-in aggregated $1,052,481,698. Transactions in shares were as follows:

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
	Shares	Amount	Shares	Amount
Shares sold	2,737,411,995	$2,737,411,995	5,953,877,521	$5,953,877,521
Shares issued in connection with the tax-free transfer of assets from Riggs U.S. Treasury Money Market Fund	80,606,342	80,604,353	--	--
Shares issued to shareholders in payment of distributions declared	1,156,826	1,156,826	4,946,798	4,946,798
Shares redeemed	(2,860,140,859)	(2,860,140,859)	(6,195,373,043)	(6,195,373,043)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(40,965,696)	$(40,967,685)	(236,548,724)	$(236,548,724)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million

0.125%	on the next $250 million

0.100%	on the next $250 million

0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $193,670 and $208,752, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $51,045, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N815

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8022501 (3/04)

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.009	0.019	0.052	0.054	0.047
Less Distributions:
Distributions from net investment income	(0.003)	(0.009)	(0.019)	(0.052)	(0.054)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.27%	0.93%	1.95%	5.38%	5.50%	4.76%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.64%	0.60%	0.59%	0.59%

Net investment income	0.53%[3]	0.94%	1.94%	5.24%	5.40%	4.66%

Expense waiver/reimbursement[4]	0.29%[3]	0.28%	0.26%	0.30%	0.30%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,777,781	$1,763,112	$2,259,956	$2,393,247	$2,330,894	$1,623,816

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.008	0.018	0.051	0.052	0.045
Less Distributions:
Distributions from net investment income	(0.002)	(0.008)	(0.018)	(0.051)	(0.052)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.18%	0.76%	1.77%	5.20%	5.32%	4.58%

Ratios to Average Net Assets:

Expenses	0.81%[3]	0.81%	0.81%	0.77%	0.76%	0.76%

Net investment income	0.36%[3]	0.78%	1.81%	5.04%	5.32%	4.49%

Expense waiver/reimbursement[4]	0.37%[3]	0.36%	0.34%	0.38%	0.38%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$560,774	$654,887	$1,131,739	$2,100,677	$1,450,912	$698,119

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.0%
	Finance - Automotive--0.3%
$5,769,058	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$5,769,058
1,922,132	Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	1,922,132

	TOTAL	7,691,190

	Finance - Equipment--0.3%
5,768,208	CIT Equipment Collateral 2003-EF1, Class A1, 1.138%, 10/15/2004	5,768,208
465,438	CNH Equipment Trust 2003-A, Class A1, 1.262%, 6/11/2004	465,438

	TOTAL	6,233,646

	Insurance--0.4%
397,412	Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	397,412
8,916,964	Onyx Acceptance Auto Owner Trust 2003-D, Class A1, (Insured by XL Capital Assurance Inc.), 1.160%, 11/15/2004	8,916,964

	TOTAL	9,314,376

	TOTAL ASSET-BACKED SECURITIES	23,239,212

	CERTIFICATES OF DEPOSIT--6.5%
	Banking--6.5%
37,000,000	BNP Paribas SA, 1.142% - 1.295%, 3/3/2004 - 7/26/2004	36,999,001
15,000,000	Credit Agricole Indosuez, 1.240%, 8/4/2004	14,999,239
49,500,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.150% - 1.310%, 3/5/2004 - 5/25/2004	49,500,000
10,000,000	Regions Bank, Alabama, 1.160%, 10/15/2004	10,000,000
25,000,000	Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	24,997,450
15,000,000	Svenska Handelsbanken, Stockholm, 1.256%, 4/13/2004	14,999,704

	TOTAL CERTIFICATES OF DEPOSIT	151,495,394

	COLLATERALIZED LOAN AGREEMENTS--8.3%
	Banking--4.9%
115,000,000	CDC Financial Products, Inc., 1.080% - 1.162%, 2/2/2004	115,000,000

	Brokerage--3.4%
80,000,000	Citigroup Global Markets, Inc., 1.112% - 1.162%, 2/2/2004	80,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	195,000,000

	COMMERCIAL PAPER--26.5%[1]
	Banking--13.2%
10,200,000	Bank of Ireland, 1.160%, 10/22/2004	10,113,232
15,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.100%, 2/4/2004	14,998,625
5,000,000	Citicorp, 1.050%, 4/26/2004	4,987,604
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$20,000,000	Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.120%, 7/20/2004	$19,894,222
63,500,000	DePfa Bank PLC, 1.110% - 1.145%, 3/15/2004 - 6/14/2004	63,393,900
77,000,000	HBOS Treasury Services PLC, 1.095% - 1.145%, 2/3/2004 - 6/9/2004	76,827,044
15,000,000	Kitty Hawk Funding Corp., 1.050%, 4/19/2004	14,965,875
70,800,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.050% - 1.120%, 2/17/2004 - 3/24/2004	70,742,532
15,235,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.140%, 2/4/2004	15,235,000
5,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.145%, 10/12/2004	4,959,607
11,500,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.150%, 4/21/2004	11,470,611

	TOTAL	307,588,252

	Consumer Products--0.4%
10,000,000	Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	9,994,178

	Finance - Automotive--4.1%
7,000,000	DaimlerChrysler Revolving Auto Conduit LLC, (Series A1+/P1), 1.100%, 2/4/2004	6,999,358
62,000,000	FCAR Auto Loan Trust, (Series A1+/P1), 1.050% - 1.170%, 4/15/2004 - 6/4/2004	61,811,079
27,000,000	New Center Asset Trust, (Series A1/P1), 1.100%, 2/20/2004	26,984,325

	TOTAL	95,794,762

	Finance - Commercial--1.9%
10,000,000	Edison Asset Securitization LLC, 1.100%, 3/15/2004	9,986,861
35,000,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.110% - 1.140%, 3/10/2004 - 6/14/2004	34,928,275

	TOTAL	44,915,136

	Finance - Retail--2.6%
10,000,000	PREFCO-Preferred Receivables Funding Co., 1.100%, 2/11/2004	9,996,944
50,000,000	Yorktown Capital LLC, 1.050%, 2/20/2004	49,972,292

	TOTAL	59,969,236

	Finance - Securities--4.3%
4,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.120%, 3/15/2004	3,994,649
42,000,000	Galaxy Funding Inc., 1.120% - 1.150%, 4/14/2004 - 6/3/2004	41,868,136
40,500,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.110% - 1.160%, 3/18/2004 - 5/17/2004	40,416,594
15,000,000	Perry Global Funding LLC (Series A), 1.120%, 3/8/2004	14,983,200

	TOTAL	101,262,579

	TOTAL COMMERCIAL PAPER	619,524,143

Principal Amount		Value
	CORPORATE NOTES--11.5%
	Brokerage--6.8%
$95,000,000	Goldman Sachs Group, Inc., 1.212% - 1.370%, 2/2/2004 - 7/12/2004	$95,000,000
65,000,000	Merrill Lynch & Co., Inc., 1.212%, 2/2/2004	65,000,000

	TOTAL	160,000,000

	Finance - Securities--4.2%
88,500,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.445%, 2/5/2004 -- 8/16/2004	88,498,939
10,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.290%, 4/13/2004	9,999,817

	TOTAL	98,498,756

	Telecommunications--0.5%
11,000,000	SBC Communications, Inc., 4.180%, 6/5/2004	11,109,737

	TOTAL CORPORATE NOTES	269,608,493

	GOVERNMENT AGENCIES--6.6%
	Government Agency--6.6%
22,000,000	Federal Home Loan Bank System, 1.250% - 1.470%, 7/2/2004 -- 2/28/2005	22,000,000
28,420,000	Federal Home Loan Mortgage Corp., 1.405% - 5.250%, 2/15/2004 - 2/15/2005	28,597,440
104,000,000	Federal National Mortgage Association, 1.120% - 1.550%, 2/4/2004 - 2/15/2005	103,989,086

	TOTAL GOVERNMENT AGENCIES	154,586,526

	LOAN PARTICIPATION--0.6%
	Chemicals--0.6%
14,000,000	DUPONT Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.170%, 3/31/2004	14,000,000

	NOTES - VARIABLE--33.9%[2]
	Banking--10.8%
5,130,000	AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.200%, 2/5/2004	5,130,000
10,000,000	Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.110%, 2/26/2004	10,000,000
3,890,000	C.J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	3,890,000
6,100,000	CNOS Building LLC, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	6,100,000
4,648,000	Capital One Funding Corp., (Series 1999-B), (Bank One N.A. (Columbus) LOC), 1.120%, 2/5/2004	4,648,000
8,425,000	E & J Investments LLC, Bradner Village Health Care, (Series 1999), (Lasalle Bank, N.A. LOC), 1.200%, 2/5/2004	8,425,000
7,820,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	7,820,000
6,260,000	Grand Chute, WI, (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/4/2004	6,260,000
45,000,000	HBOS Treasury Services PLC, 1.130% - 1.190%, 2/19/2004 -- 2/20/2004	45,006,532
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$2,340,000	HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.170%, 2/5/2004	$2,340,000
8,300,000	Inframary Health Systems, Inc., (Regions Bank, Alabama LOC), 1.150%, 2/5/2004	8,300,000
2,360,000	Joe A. Waggoner, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	2,360,000
4,590,000	K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	4,590,000
4,000,000	K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	4,000,000
5,780,000	Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	5,780,000
3,060,000	L.B. Industries, (Series 2000), (U.S. Bank N.A., Cincinnati LOC), 1.170%, 2/5/2004	3,060,000
3,315,000	Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.150%, 2/5/2004	3,315,000
5,000,000	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 1.200%, 2/4/2004	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Company (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.150%, 2/5/2004	4,000,000
10,000,000	Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.10%, 2/5/2004	10,000,000
3,655,000	Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.200%, 2/5/2004	3,655,000
6,125,000	Rollins College, (Series 1998), (SunTrust Bank LOC), 1.130%, 2/4/2004	6,125,000
4,871,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.150%, 2/5/2004	4,871,000
1,850,000	Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.130%, 2/5/2004	1,850,000
15,000,000	Societe Generale, Paris, 1.045%, 2/10/2004	14,995,467
4,700,000	South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.130%, 2/4/2004	4,700,000
3,230,000	Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	3,230,000
55,000,000	Wells Fargo & Co., 1.140% - 1.150%, 2/2/2004 -- 2/17/2004	55,000,000
7,500,000	White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.200%, 2/5/2004	7,500,000
555,000	Winona Lake, IN, (Series 1999 B), Grace Villiage, (U.S. Bank N.A., Cincinnati LOC), 1.220%, 2/5/2004	555,000

	TOTAL	252,505,999

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Brokerage--3.9%
$45,000,000	Merrill Lynch & Co., Inc., 1.100% - 1.235%, 2/4/2004 -- 2/11/2004	$45,000,000
45,000,000	Morgan Stanley, 1.100% - 1.140%, 2/2/2004 -- 2/27/2004	45,000,000

	TOTAL	90,000,000

	Electrical Equipment--0.8%
19,580,290	Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.150%, 2/2/2004	19,580,290

	Finance -- Commercial--6.0%
88,000,000	Compass Securitization LLC, 1.050% - 1.070%, 2/5/2004 -- 2/17/2004	87,998,513
51,400,000	General Electric Capital Corp., 1.180% - 1.190%, 2/9/2004 - 2/17/2004	51,400,000

	TOTAL	139,398,513

	Finance - Retail--3.5%
5,000,000	Holmes Financing (No. 7) PLC, A1, 1.060%, 2/16/2004	5,000,000
53,000,000	Paradigm Funding LLC, 1.060% - 1.080%, 2/6/2004 - 2/23/2004	53,000,000
25,000,000	Permanent Financing (No. 2) PLC, (Series 2), 1A, 1.070%, 2/10/2004	25,000,000

	TOTAL	83,000,000

	Finance - Securities--1.7%
10,000,000	Beta Finance, Inc., 1.065%, 2/2/2004	9,999,805
15,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.065%, 2/6/2004	15,000,000
14,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060% - 1.090%, 2/2/2004 - 2/17/2004	13,999,711

	TOTAL	38,999,516

	Government Agency--1.3%
6,000,000	Action Assisted Living LLC (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.100%, 2/5/2004	6,000,000
1,080,000	Alabama HFA Single Family, Turtle Lake Project (Series 2000-B), (Federal National Mortgage Association LOC), 1.120%, 2/5/2004	1,080,000
7,000,000	Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	7,000,000
6,835,000	Jefferson County, KY HFDA, (Series 2000), (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 2/5/2004	6,835,000
2,445,000	Kentucky Economic Development Finance Authority, (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 2/5/2004	2,445,000
4,025,000	Kentucky Economic Development Finance Authority, Henderson County Health Care Corp., (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 2/5/2004	4,025,000
3,380,000	Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of Cincinnati LOC), 1.200%, 2/5/2004	3,380,000

	TOTAL	30,765,000

Principal Amount or Shares		Value
	NOTES - VARIABLE--continued[2]
	Insurance--5.9%
$25,000,000	Allstate Life Insurance Co., 1.370%, 3/1/2004	$25,000,000
20,000,000	GE Capital Assurance Co., 1.290%, 2/10/2004	20,000,000
10,000,000	GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	10,000,000
53,000,000	Monumental Life Insurance Co., 1.290% - 1.313%, 2/2/2004 -- 2/27/2004	53,000,000
15,000,000	New York Life Insurance Co., 1.270%, 2/27/2004	15,000,000
15,000,000	Travelers Insurance Co., 1.255%, 4/1/2004	15,000,000

	TOTAL	138,000,000

	TOTAL NOTES - VARIABLE	792,249,318

	MUTUAL FUNDS--0.9%
	Asset Management--0.9%
20,000,000	AIM Short-Term Investments Co. Liquid Assets Portfolio, 0.990%, 2/2/2004	20,000,000

	TIME DEPOSIT--2.4%[1]
	Banking--2.4%
$55,000,000	Toronto Dominion Bank, 1.063%, 2/2/2004	55,000,000

	REPURCHASE AGREEMENTS--4.1%
	Banking--4.1%
20,000,000	Interest in $500,000,000 joint repurchase agreement with State Street Bank and Trust Co., 0.920%, dated 1/30/2004, to be repurchased at $20,001,533 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2029	20,000,000
76,500,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $76,506,694 on 2/2/2004 collateralized by U.S. Government Agency Obligations with various maturities to 12/01/2033	76,500,000

	TOTAL REPURCHASE AGREEMENTS	96,500,000

	TOTAL INVESTMENTS--102.3% (AT AMORTIZED COST)[3]	2,391,203,086

	OTHER ASSETS AND LIABILITIES -- NET--(2.3)%	(52,647,760)

	TOTAL NET ASSETS--100%	$2,338,555,326

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Variable rate securities with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts-Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,391,203,086
Income receivable		3,995,906
Receivable for shares sold		2,277,041

TOTAL ASSETS		2,397,476,033

Liabilities:
Payable for investments purchased	$54,997,450
Payable to bank	237,335
Payable for shares redeemed	2,525,136
Income distribution payable	216,765
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	301,893
Payable for Directors'/Trustees' fees	1,827
Payable for portfolio accounting fees (Note 4)	16,110
Payable for distribution services fee (Note 4)	82,725
Payable for shareholder services fee (Note 4)	494,147
Accrued expenses	47,319

TOTAL LIABILITIES		58,920,707

Net assets for 2,338,547,975 shares outstanding		$2,338,555,326

Net Assets Consist of:
Paid in capital		$2,338,558,851
Distributions in excess of net investment income		(3,525)

TOTAL NET ASSETS		$2,338,555,326

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$1,777,781,284 ÷ 1,777,772,770 shares outstanding		$1.00

Cash II Shares:
$560,774,042 ÷ 560,775,205 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$14,794,822
Dividends			13,956

TOTAL INCOME			14,808,778

Expenses:
Investment adviser fee (Note 4)		$6,322,639
Administrative personnel and services fee (Note 4)		979,186
Custodian fees		76,971
Transfer and dividend disbursing agent fees and expenses (Note 4)		1,037,721
Directors'/Trustees' fees		10,377
Auditing fees		7,734
Legal fees		5,070
Portfolio accounting fees (Note 4)		77,213
Distribution services fee--Cash II Shares (Note 4)		816,751
Shareholder services fee--Institutional Service Shares (Note 4)		2,341,577
Shareholder services fee--Cash II Shares (Note 4)		816,751
Share registration costs		32,278
Printing and postage		77,453
Insurance premiums		2,525
Miscellaneous		10,665

TOTAL EXPENSES		12,614,911

Waivers (Note 4):
Waiver of investment adviser fee	$(3,504,379)
Waiver of administrative personnel and services fee	(22,957)
Waiver of transfer and dividend disbursing agent fees and expenses	(31,302)
Waiver of distribution services fee--Cash II Shares	(284,229)
Waiver of shareholder services fee--Institutional Service Shares	(65,564)

TOTAL WAIVERS		(3,908,431)

Net expenses			8,706,480

Net investment income			$6,102,298

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,102,298	$25,793,638

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,925,058)	(19,236,512)
Cash II Shares	(1,166,731)	(6,569,959)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,091,789)	(25,806,471)

Share Transactions:
Proceeds from sale of shares	5,461,785,274	11,714,211,006
Proceeds from shares issued in connection with the tax-free transfer from Riggs Prime Money Market Fund	218,995,951	--
Net asset value of shares issued to shareholders in payment of distributions declared	5,009,829	21,619,375
Cost of shares redeemed	(5,765,245,245)	(12,709,513,761)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(79,454,191)	(973,683,380)

Change in net assets	(79,443,682)	(973,696,213)

Net Assets:
Beginning of period	2,417,999,008	3,391,695,221

End of period (including distributions in excess of net investment income of $(3,525) and $(14,034), respectively)	$2,338,555,326	$2,417,999,008

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Prime Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	Riggs Prime Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
218,986,276	$2,476,434,794	$218,995,951	$2,695,430,745

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2004, capital paid-in aggregated $2,338,558,851.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,690,479,699	$2,690,479,699	6,383,244,174	$6,383,244,174
Shares issued in connection with the tax-free transfer of assets from Riggs Prime Money Market Fund	218,986,276	218,995,951	---	---
Shares issued to shareholders in payment of distributions declared	4,004,326	4,004,326	15,554,262	15,554,262
Shares redeemed	(2,898,815,804)	(2,898,815,804)	(6,895,636,098)	(6,895,636,098)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	14,654,497	$14,664,172	(496,837,662)	$(496,837,662)

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,771,305,575	$2,771,305,575	5,330,966,832	$5,330,966,832
Shares issued to shareholders in payment of distributions declared	1,005,503	1,005,503	6,065,113	6,065,113
Shares redeemed	(2,866,429,441)	(2,866,429,441)	(5,813,877,663)	(5,813,877,663)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(94,118,363)	$(94,118,363)	(476,845,718)	$(476,845,718)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(79,463,866)	$(79,454,191)	(973,683,380)	$(973,683,380)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $472,788 and $483,441, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver of any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $62,712, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8112802 (3/04)

Federated Investors
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,			Period Ended	Year Ended November 30,
	1/31/2004	2003	2002	2001	7/31/2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.011	0.022	0.054	0.038	0.048	0.052
Less Distributions:
Distributions from net investment income	(0.004)	(0.011)	(0.022)	(0.054)	(0.038)	(0.048)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.35%	1.12%	2.23%	5.55%	3.90%	4.86%	5.33%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%	0.46%	0.46%	0.46%[3]	0.45%	0.45%

Net investment income	0.69%[3]	1.15%	2.27%	5.42%	5.76%[3]	4.73%	5.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$157,427	$180,849	$289,339	$389,906	$414,559	$358,670	$465,134

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.7%
		Finance - Automotive--0.7%
$542,612		Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$542,612
552,181		DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	552,181

		TOTAL ASSET-BACKED SECURITIES	1,094,793

		CERTIFICATES OF DEPOSIT--5.8%
		Banking--5.8%
2,500,000		BNP Paribas SA, 1.142% - 1.295%, 3/3/2004 - 7/26/2004	2,499,933
2,000,000		Huntington National Bank, Columbus, OH, 1.150%, 3/19/2004	2,000,000
2,000,000		Regions Bank, Alabama, 1.160%, 10/15/2004	2,000,000
1,700,000		Royal Bank of Scotland PLC, Edinburgh, 1.400%, 2/8/2005	1,699,827
1,000,000		Svenska Handelsbanken, Stockholm, 1.250%, 4/13/2004	999,980

		TOTAL CERTIFICATES OF DEPOSIT	9,199,740

		COMMERCIAL PAPER--27.6%[1]
		Banking--10.1%
1,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.100%, 2/4/2004	999,908
2,000,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.120%, 7/22/2004	1,989,298
2,000,000		DePfa Bank PLC, 1.130% - 1.150%, 4/5/2004 - 10/20/2004	1,989,622
3,000,000		HBOS Treasury Services PLC, 1.105% - 1.145%, 2/3/2004 - 6/9/2004	2,991,733
8,000,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.050% - 1.060%, 2/27/2004 - 3/24/2004	7,990,120

		TOTAL	15,960,681

		Finance - Automotive--8.8%
7,900,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.050 - 1.060%, 3/8/2004 - 4/19/2004	7,887,051
6,000,000		New Center Asset Trust, (A1/P1 Series), 1.100%, 2/12/2004	5,997,983

		TOTAL	13,885,034

		Finance - Retail--3.8%
3,000,000		PREFCO-Preferred Receivables Funding Co., 1.100%, 2/11/2004	2,999,083
3,000,000		Sheffield Receivables Corp., 1.150%, 6/15/2004	2,987,063

		TOTAL	5,986,146

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--4.9%
$1,500,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.120% - 1.125%, 3/15/2004	$1,497,990
2,100,000		Ivory Funding Corp., 1.050%, 2/17/2004	2,099,020
4,100,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.110% - 1.150%, 3/3/2004 - 3/15/2004	4,094,933

		TOTAL	7,691,943

		TOTAL COMMERCIAL PAPER	43,523,804

		CORPORATE BONDS--6.3%
		Banking--3.6%
5,500,000		Bank of America Corp., 9.500%, 6/1/2004	5,650,431

		Consumer Products--2.7%
4,159,000		Diageo Capital PLC, 6.625%, 6/24/2004	4,248,909

		TOTAL CORPORATE BONDS	9,899,340

		CORPORATE NOTES--8.9%
		Brokerage--6.4%
5,000,000		Goldman Sachs Group, Inc., 1.212%, 2/2/2004	5,000,000
5,000,000		Merrill Lynch & Co., Inc., 1.212%, 2/2/2004	5,000,000

		TOTAL	10,000,000

		Finance - Securities--2.5%
4,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.310% - 1.350%, 3/26/2004 - 4/7/2004	4,000,000

		TOTAL CORPORATE NOTES	14,000,000

		GOVERNMENT AGENCIES--7.1%
		Government Agency--7.1%
7,000,000		Federal Home Loan Bank System, 1.250% - 3.750%, 4/15/2004 - 7/2/2004	7,009,591
3,200,000		Federal Home Loan Mortgage Corp., 1.110% - 5.250%, 2/15/2004 - 4/14/2004	3,197,245
1,000,000		Federal National Mortgage Association, 1.360%, 2/15/2005	999,951

		TOTAL GOVERNMENT AGENCIES	11,206,787

		LOAN PARTICIPATION--2.0%
		Finance - Commercial--2.0%
3,100,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	3,100,000

Principal Amount			Value
		NOTES - VARIABLE--34.2%[2]
		Banking--7.6%
$1,500,000		Abbey National Treasury Services PLC, Euro Medium Term Note, 1.180%, 2/16/2004	$1,500,428
530,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	530,000
5,000,000		HBOS Treasury Services PLC, 1.160% - 1.190%, 2/20/2004 - 3/24/2004	5,000,000
2,200,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	2,200,000
2,500,000		Wells Fargo & Co., 1.140% - 1.150%, 2/2/2004 - 2/17/2004	2,500,000
275,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.170%, 2/5/2004	275,000

		TOTAL	12,005,428

		Brokerage--1.3%
2,000,000		Merrill Lynch & Co., Inc., 1.235%, 2/11/2004	2,000,000

		Finance - Commercial--1.3%
2,000,000		Compass Securitization LLC, 1.070%, 2/5/2004	1,999,964

		Finance - Retail--6.7%
500,000		Holmes Financing (No. 7) PLC, A1, 1.060%, 2/16/2004	500,000
3,000,000		Paradigm Funding LLC, 1.060%, 2/23/2004	3,000,000
7,000,000		Permanent Financing (No. 2) PLC, (Series 2), 1A, 1.070%, 2/10/2004	7,000,000

		TOTAL	10,500,000

		Finance - Securities--2.5%
3,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.060% - 1.065%, 2/2/2004	2,999,981
1,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.055%, 3/1/2004	999,833

		TOTAL	3,999,814

		Government Agency--6.5%
10,260,000		Direct One Funding Corp., (Series 2000)/(Sexton Properties), (Federal National Mortgage Association LOC), 1.170%, 2/5/2004	10,260,000

		Insurance--8.3%
5,000,000		GE Capital Assurance Co., 1.290%, 2/10/2004	5,000,000
1,000,000		GE Life and Annuity Assurance Co., 1.273%, 3/1/2004	1,000,000
5,000,000		Monumental Life Insurance Co., 1.360%, 2/2/2004	5,000,000
2,000,000		Travelers Insurance Co., 1.280%, 3/5/2004	2,000,000

		TOTAL	13,000,000

		TOTAL NOTES - VARIABLE	53,765,206

Principal Amount			Value
		REPURCHASE AGREEMENTS--8.7%
$2,000,000	[3]	Agreement with Deutsche Bank Securities, Inc., 1.07%, dated 1/8/2004, to be repurchased at $2,003,567 on 3/8/2004, collateralized by a U.S. Government Agency Obligation maturing on 11/1/2033	$2,000,000
11,645,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $11,646,019 on 2/2/2004, collateralized by U.S. Government Obligations with various maturities to 12/01/2033	11,645,000

		TOTAL REPURCHASE AGREEMENTS	13,645,000

		TOTAL INVESTMENTS--101.3% (AT AMORTIZED COST)4	159,434,670

		OTHER ASSETS AND LIABILITIES - NET--(1.3)%	(2,007,818)

		TOTAL NET ASSETS--100%	$157,426,852

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$159,434,670
Income receivable		341,574
Receivable for shares sold		4,360
Prepaid expense		2,787

TOTAL ASSETS		159,783,391

Liabilities:
Payable for investments purchased	$1,699,827
Payable for shares redeemed	299,557
Income distribution payable	54,179
Payable to bank	290,527
Payable for portfolio accounting fees (Note 4)	5,305
Payable for Directors'/Trustees' fees	241
Payable for shareholder services fee (Note 4)	6,903

TOTAL LIABILITIES		2,356,539

Net assets for 157,427,580 shares outstanding		$157,426,852

Net Assets Consist of:
Paid in capital		$157,427,580
Distributions in excess of net investment income		(728)

TOTAL NET ASSETS		$157,426,852

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$157,426,852 ÷ 157,427,580 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$979,546

Expenses:
Investment adviser fee (Note 4)		$339,322
Administrative personnel and services fee (Note 4)		70,551
Custodian fees		14,120
Transfer and dividend disbursing agent fees and expenses (Note 4)		39,160
Directors'/Trustees' fees		868
Auditing fees		6,349
Legal fees		2,197
Portfolio accounting fees (Note 4)		22,623
Shareholder services fee (Note 4)		212,076
Share registration costs		7,930
Printing and postage		6,020
Insurance premiums		867
Miscellaneous		431

TOTAL EXPENSES		722,514

Waivers (Note 4):
Waiver of investment adviser fee	$(152,114)
Waiver of administrative personnel and services fee	(5,873)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,199)
Waiver of shareholder services fee	(169,661)

TOTAL WAIVERS		(332,847)

Net expenses			389,667

Net investment income			$589,879

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$589,879	$2,645,724

Distributions to Shareholders:
Distributions from net investment income	(590,049)	(2,646,282)

Share Transactions:
Proceeds from sale of shares	217,477,580	581,121,465
Net asset value of shares issued to shareholders in payment of distributions declared	264,333	1,168,547
Cost of shares redeemed	(241,163,868)	(690,779,096)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,421,955)	(108,489,084)

Change in net assets	(23,422,125)	(108,489,642)

Net Assets:
Beginning of period	180,848,977	289,338,619

End of period (including distributions in excess of net investment income of $(728) and $(558), respectively)	$157,426,852	$180,848,977

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premiums and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004, capital paid-in aggregated $157,427,580.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	217,477,580	581,121,465
Shares issued to shareholders in payment of distributions declared	264,333	1,168,547
Shares redeemed	(241,163,868)	(690,779,096)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(23,421,955)	(108,489,084)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $37,705 and $26,973, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,177, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof, (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N740

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8070106 (3/04)

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended December 31,
	1/31/2004	2003	2002	7/31/2001 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.010	0.020	0.027	0.059	0.047	0.050
Less Distributions:
Distributions from net investment income	(0.003)	(0.010)	(0.020)	(0.027)	(0.059)	(0.047)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.32%	1.04%	1.97%	2.71%	6.03%	4.77%	5.16%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.46%	0.46%	0.46%[4]	0.46%	0.46%	0.46%

Net investment income	0.63%[4]	1.03%	1.95%	4.62%[4]	5.87%	4.64%	5.04%

Expense waiver/reimbursement[5]	0.40%[4]	0.38%	0.36%	0.33%[4]	0.34%	0.34%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$153,252	$220,547	$212,948	$241,676	$285,259	$289,123	$350,019

1 The Fund changed its fiscal year end from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--50.4%
$3,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.995% - 1.020%, 2/2/2004 - 2/9/2004	$2,999,734
7,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.010% - 1.110%, 2/11/2004 - 4/7/2004	6,998,584
3,500,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 4/15/2004 - 7/2/2004	3,507,224
10,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 1.145%, 4/1/2004 -- 8/18/2004	9,966,119
6,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.125% - 1.145%, 2/7/2004 - 3/9/2004	6,000,000
6,750,000		Federal Home Loan Mortgage Corp. Notes, 1.200% - 5.250%, 2/15/2004 - 2/15/2005	6,800,798
5,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.060% - 1.140%, 3/18/2004 -- 5/12/2004	4,987,842
27,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.965% - 1.081%, 2/11/2004 -- 4/28/2004	27,493,473
8,500,000		Federal National Mortgage Association Notes, 1.080% - 5.125%, 2/13/2004 - 2/15/2005	8,502,208

		TOTAL GOVERNMENT AGENCIES	77,255,982

		REPURCHASE AGREEMENTS--49.6%
6,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	6,000,000
5,940,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $5,940,490 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	5,940,000
6,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	6,000,000
6,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	6,000,000
2,000,000	[3]	Interest in $150,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 1/8/2004, to be repurchased at $2,003,500 on 3/8/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	2,000,000
1,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/21/2004, to be repurchased at $1,001,059 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	1,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[3]	Interest in $230,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/28/2004, to be repurchased at $3,002,575 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	$3,000,000
6,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042	6,000,000
6,000,000		Interest in $400,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2004	6,000,000
3,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.010%, dated 1/14/2004, to be repurchased at $3,002,273 on 2/11/2004, collateralized by U. S. Government Agency Obligations with various maturities to 1/1/2034	3,000,000
6,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	6,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $2,005,720 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/16/2033	2,000,000
17,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $17,001,488 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	17,000,000
6,000,000		Interest in $300,000,000 joint repurchase agreement with Westdeutsche Landesbank AG, 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042	6,000,000

		TOTAL REPURCHASE AGREEMENTS	75,940,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[4]	153,195,982

		OTHER ASSETS AND LIABILITIES - NET--0.0%	56,034

		TOTAL NET ASSETS--100%	$153,252,016

1 Floating rate note with current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in securities	$77,255,982
Investments in repurchase agreements	75,940,000

Total investments in securities, at amortized cost and value		$153,195,982
Cash		48,579
Income receivable		169,086
Receivable for shares sold		114,772

TOTAL ASSETS		153,528,419

Liabilities:
Payable for shares redeemed	206,004
Income distribution payable	49,766
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	6,571
Payable for portfolio accounting fees (Note 4)	6,515
Payable for shareholder services fee (Note 4)	7,102
Payable for Directors'/Trustees' fees	129
Accrued expenses	316

TOTAL LIABILITIES		276,403

Net assets for 153,252,666 shares outstanding		$153,252,016

Net Assets Consist of:
Paid in capital		$153,252,666
Distributions in excess of net investment income		(650)

TOTAL NET ASSETS		$153,252,016

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$153,252,016 ÷ 153,252,666 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$1,025,174

Expenses:
Investment adviser fee (Note 4)		$375,195
Administrative personnel and services fee (Note 4)		75,921
Custodian fees		18,162
Transfer and dividend disbursing agent fees and expenses (Note 4)		55,010
Directors'/Trustees' fees		749
Auditing fees		6,299
Legal fees		2,565
Portfolio accounting fees (Note 4)		25,762
Shareholder services fee (Note 4)		234,497
Share registration costs		8,686
Printing and postage		4,060
Insurance premiums		832
Miscellaneous		399

TOTAL EXPENSES		808,137

Waivers (Note 4):
Waiver of investment adviser fee	$(175,620)
Waiver of administrative personnel and services fee	(4,955)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,895)
Waiver of shareholder services fee	(187,597)

TOTAL WAIVERS		(372,067)

Net expenses			436,070

Net investment income			$589,104

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$589,104	$2,301,366

Distributions to Shareholders:
Distributions from net investment income	(588,665)	(2,302,455)

Share Transactions:
Proceeds from sale of shares	204,310,937	553,747,774
Net asset value of shares issued to shareholders in payment of distributions declared	252,456	855,502
Cost of shares redeemed	(271,858,992)	(547,002,671)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,295,599)	7,600,605

Change in net assets	(67,295,160)	7,599,516

Net Assets:
Beginning of period	220,547,176	212,947,660

End of period including distributions in excess of net investment income of $(650) and $(1,089), respectively	$153,252,016	$220,547,176

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004 capital paid-in aggregated $153,252,666.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	204,310,937	553,747,774
Shares issued to shareholders in payment of distributions declared	252,456	855,502
Shares redeemed	(271,858,992)	(547,002,671)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(67,295,599)	7,600,605

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntary choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid to FAS and FServ were $32,750 and $38,216, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fee

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $21,891, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated") along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N765

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8080106 (3/04)

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

24TH SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended March 31,
	1/31/2004	2003	2002	7/31/2001 [1]	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00087	0.006	0.015	0.012	0.054	0.043	0.043
Less Distributions:
Distributions from net investment income	(0.00087)	(0.006)	(0.015)	(0.012)	(0.054)	(0.043)	(0.043)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.087%	0.57%	1.47%	1.21%	5.55%	4.43%	4.40%

Ratios to Average Net Assets:

Expenses	0.92%[4]	0.93%	0.96%	0.89%[4]	0.95%	1.02%	1.02%

Net investment income	0.17%[4]	0.58%	1.46%	3.59%[4]	5.41%	4.33%	4.31%

Expense waiver/ reimbursement[5]	0.28%[4]	0.19%	0.15%	0.15%[4]	0.15%	0.15%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$352,756	$443,485	$532,987	$525,484	$614,276	$609,340	$598,859

1 The fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended March 31,
	1/31/2004	2003	2002	7/31/2001 [1]	2001	2000 [2]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00005	0.001	0.006	0.009	0.045	0.034	0.034
Less Distributions:
Distributions from net investment income	(0.00005)	(0.001)	(0.006)	(0.009)	(0.045)	(0.034)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.005%	0.05%	0.57%	0.90%	4.60%	3.50%	3.45%

Ratios to Average Net Assets:

Expenses	1.09%[4]	1.46%	1.86%	1.79%[4]	1.85%	1.92%	1.93%

Net investment income	0.01%[4]	0.05%	0.53%	2.69%[4]	4.51%	3.52%	3.36%

Expense waiver/ reimbursement[5]	0.87%[4]	0.41%	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$92,983	$122,807	$153,901	$89,739	$107,553	$83,428%	$51,267

1 The fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--49.2%
$9,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.995% - 1.020%, 2/2/2004 - 2/9/2004	$8,999,586
27,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.010% - 1.110%, 2/11/2004 - 4/7/2004	26,995,228
13,500,000		Federal Home Loan Bank System Notes, 1.250% - 3.875%, 4/15/2004 - 2/28/2005	13,578,501
25,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.080% - 1.140%, 2/12/2004 - 5/5/2004	25,461,656
16,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.125% - 1.145%, 2/7/2004 - 3/9/2004	16,500,000
17,359,000		Federal Home Loan Mortgage Corp. Notes, 1.200% - 5.250%, 2/15/2004 - 2/15/2005	17,444,007
20,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.060% - 1.150%, 3/18/2004 - 5/12/2004	19,957,477
66,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.965% - 1.081%, 2/11/2004 - 4/28/2004	65,985,083
24,500,000		Federal National Mortgage Association Notes, 1.080% - 5.125%, 2/13/2004 - 2/15/2005	24,508,878

		TOTAL GOVERNMENT AGENCIES	219,430,416

		REPURCHASE AGREEMENTS--51.6%
20,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $20,001,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	20,000,000
23,017,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $23,018,899 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	23,017,000
20,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $20,001,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $20,001,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	$20,000,000
5,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/21/2004, to be repurchased at $5,005,293 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	5,000,000
5,000,000	[3]	Interest in $230,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/28/2004, to be repurchased at $5,004,292 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	5,000,000
3,000,000		Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.040%, dated 1/5/2004, to be repurchased at $3,002,600 on 2/5/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	3,000,000
4,000,000	[3]	Interest in $150,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 1/8/2004, to be repurchased at $4,007,000 on 3/8/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	4,000,000
20,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.050%, dated 1/30/2004, to be repurchased at $20,001,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042	20,000,000
20,000,000		Interest in $400,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.050%, dated 1/30/2004, to be repurchased at $20,001,750 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2004	20,000,000
7,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.010%, dated 1/14/2004, to be repurchased at $7,005,303 on 2/11/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	7,000,000
20,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $20,001,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2032	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$7,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $7,020,020 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/16/2033	$7,000,000
36,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $36,003,150 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	36,000,000
20,000,000		Interest in $300,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 1.050%, dated 1/30/2004, to be repurchased at $20,001,750 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042	20,000,000

		TOTAL REPURCHASE AGREEMENTS	230,017,000

		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST)[4]	449,447,416

		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(3,708,307)

		TOTAL NET ASSETS--100%	$445,739,109

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in securities	$219,430,416
Investments in repurchase agreements	230,017,000

Total investments in securities, at amortized cost and value		$449,447,416
Income receivable		501,407
Receivable for shares sold		589,760

TOTAL ASSETS		450,538,583

Liabilities:
Payable for investments purchased	3,000,000
Payable for shares redeemed	932,237
Income distribution payable	3,445
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	282,926
Payable for Directors'/Trustees' fee	128
Payable for portfolio accounting fee (Note 4)	10,492
Payable for distribution services fee (Note 4)	61,986
Payable for shareholders services fee (Note 4)	50,764
Payable to bank	451,176
Accrued expenses	6,320

TOTAL LIABILITIES		4,799,474

Net assets for 445,795,726 shares outstanding		$445,739,109

Net Assets Consist of:
Paid in capital		$445,740,797
Distributions in excess of net investment income		(1,688)

TOTAL NET ASSETS		$445,739,109

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$352,755,691 ÷ 352,812,571 shares outstanding		$1.00

Class B Shares:
$92,983,418 ÷ 92,983,155 shares outstanding		$1.00

Redemptions Proceeds Per Share:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

1 Under certain conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed.

See "Sales Charge When you Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$2,776,851

Expenses:
Investment adviser fee (Note 4)		$1,263,085
Administrative personnel and services fee (Note 4)		195,869
Custodian fees		26,218
Transfer and dividend disbursing agent fees and expenses (Note 4)		786,437
Directors'/Trustees' fees		2,421
Auditing fees		6,679
Legal fees		2,741
Portfolio accounting fees (Note 4)		53,191
Distribution services fee--Class B Shares (Note 4)		433,234
Shareholder services fee--Class A Shares (Note 4)		488,333
Shareholder services fee--Class B Shares (Note 4)		144,412
Share registration costs		27,556
Printing and postage		46,864
Insurance premiums		1,121
Miscellaneous		1,071

TOTAL EXPENSES		3,479,232

Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(321,087)
Waiver of administrative personnel and services fee	(4,361)
Reimbursement of distribution services fee--Class B Shares	(282,409)
Waiver of shareholder services fee--Class A Shares	(293,000)
Reimbursement of shareholder services fee--Class B Shares	(144,412)

TOTAL WAIVERS AND REIMBURSEMENTS		(1,045,269)

Net expenses			2,433,963

Net investment income			$342,888

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$342,888	$3,014,064

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(334,572)	(2,950,649)
Class B Shares	(4,775)	(68,992)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(339,347)	(3,019,641)

Share Transactions:
Proceeds from sale of shares	199,053,040	2,030,710,031
Net asset value of shares issued to shareholders in payment of distributions declared	311,023	2,647,211
Cost of shares redeemed	(319,921,278)	(2,153,946,422)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(120,557,215)	(120,589,180)

Change in net assets	(120,553,674)	(120,594,757)

Net Assets:
Beginning of period	566,292,783	686,887,540

End of period (including distributions in excess of net investment income of $(1,688) and $(5,229), respectively)	$445,739,109	$566,292,783

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2004, capital paid-in aggregated $445,740,797.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	158,622,566	$158,622,566	1,901,915,381	$1,901,860,800
Shares issued to shareholders in payment of distributions declared	307,170	307,170	2,589,014	2,589,014
Shares redeemed	(249,661,484)	(249,661,484)	(1,993,946,659)	(1,993,946,659)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(90,731,748)	$(90,731,748)	(89,442,264)	$(89,496,845)

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	40,430,474	$40,430,474	128,849,231	$128,849,231
Shares issued to shareholders in payment of distributions declared	3,853	3,853	58,197	58,197
Shares redeemed	(70,259,794)	(70,259,794)	(159,999,763)	(159,999,763)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(29,825,467)	$(29,825,467)	(31,092,335)	$(31,092,335)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(120,557,215)	$(120,557,215)	(120,534,599)	$(120,589,180)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $94,174 and $97,334, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets annually, to compensate FSC. FSC may voluntarily choose to reimburse any portion of its fee. FSC can modify or terminate this voluntary reimbursement at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $44,708, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8110106 (3/04)

Federated Investors
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended March 31,
	1/31/2004	2003	2002	7/31/2001 [1]	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.012	0.020	0.014	0.061	0.051	0.051
Less Distributions:
Distributions from net investment income	(0.004)	(0.012)	(0.020)	(0.014)	(0.061)	(0.051)	(0.051)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.44%	1.25%	2.04%	1.38%	6.30%	5.25%	5.25%

Ratios to Average Net Assets:

Expenses	0.16%[3]	0.16%	0.16%	0.16%[3]	0.16%	0.16%	0.15%

Net investment income	0.88%[3]	1.24%	2.13%	4.12%[3]	6.16%	5.11%	5.19%

Expense waiver/ reimbursement[4]	0.41%[3]	0.30%	0.30%	0.30%[3]	0.30%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$152,081	$228,140	$242,443	$466,209	$403,579	$225,250	$441,168

1 The Fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount		Value
	REPURCHASE AGREEMENTS--99.9%
$6,000,000	Interest in $600,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 0.990%, dated 1/30/2004, to be repurchased at $6,000,495 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2011	$6,000,000
6,000,000	Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 0.990%, dated 1/30/2004, to be repurchased at $6,000,495 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	6,000,000
6,000,000	Interest in $1,700,000,000 joint repurchase agreement with Banc of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	6,000,000
6,000,000	Interest in $300,000,000 joint repurchase agreement with Bank One Capital Markets, Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	6,000,000
17,963,000	Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $17,964,482 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	17,963,000
6,000,000	Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	6,000,000
6,000,000	Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 0.990%, dated 1/30/2004, to be repurchased at $6,000,495 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	6,000,000
6,000,000	Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	6,000,000
6,000,000	Interest in $1,100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/30/2004, to be repurchased at $6,000,495 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	6,000,000
25,000,000	Interest in $2,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.050%, dated 1/30/2004, to be repurchased at $25,002,188 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/20/2034	25,000,000
6,000,000	Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2034	6,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--continued
$6,000,000	Interest in $400,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2004	$6,000,000
6,000,000	Interest in $200,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.000%, dated 1/30/2004, to be repurchased at $6,000,500 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2013	6,000,000
6,000,000	Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	6,000,000
6,000,000	Interest in $650,000,000 joint repurchase agreement with Societe Generale, New York, 0.980%, dated 1/30/2004, to be repurchased at $6,000,490 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	6,000,000
25,000,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $25,002,188 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	25,000,000
6,000,000	Interest in $300,000,000 joint repurchase agreement with WestLB AG, 1.050%, dated 1/30/2004, to be repurchased at $6,000,525 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042	6,000,000

	TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[1]	151,963,000

	OTHER ASSETS AND LIABILITIES - NET--0.1%	117,737

	TOTAL NET ASSETS--100%	$152,080,737

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Total investments in repurchase agreements, at amortized cost and value		$151,963,000
Cash		247
Income receivable		8,685
Receivable for shares sold		150,000
Prepaid expenses		596

TOTAL ASSETS		152,122,528

Liabilities:
Income distribution payable	$32,891
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 4)	3,368
Payable for Directors'/Trustees' fees	358
Payable for portfolio accounting fees (Note 4)	5,174

TOTAL LIABILITIES		41,791

Net assets for 152,080,381 shares outstanding		$152,080,737

Net Assets Consist of:
Paid-in capital		$152,080,381
Undistributed net investment income		356

TOTAL NET ASSETS		$152,080,737

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$152,080,737 ÷ 152,080,381 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$965,346

Expenses:
Investment adviser fee (Note 4)		$369,965
Administrative personnel and services fee (Note 4)		76,897
Custodian fees		12,425
Transfer and dividend disbursing agent fees and expenses (Note 4)		16,510
Directors'/Trustees' fees		677
Auditing fees		6,350
Legal fees		1,661
Portfolio accounting fees (Note 4)		26,492
Share registration costs		8,533
Printing and postage		4,709
Insurance premiums		842
Miscellaneous		2,058

TOTAL EXPENSES		527,119

Waivers (Note 4):
Waiver of investment adviser fee	$(366,645)
Waiver of administrative personnel and services fee	(6,941)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,264)

TOTAL WAIVERS		(379,850)

Net expenses			147,269

Net investment income			$818,077

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$818,077	$2,980,423

Distributions to Shareholders:
Distributions from net investment income	(818,533)	(2,979,611)

Share Transactions:
Proceeds from sale of shares	348,105,640	1,306,444,619
Net asset value of shares issued to shareholders in payment of distributions declared	534,084	1,830,638
Cost of shares redeemed	(424,698,357)	(1,322,579,445)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(76,058,633)	(14,304,188)

Change in net assets	(76,059,089)	(14,303,376)

Net Assets:
Beginning of period	228,139,826	242,443,202

End of period (including undistributed net investment income of $356 and $812, respectively)	$152,080,737	$228,139,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004, capital paid-in aggregated $152,080,381.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	348,105,640	1,306,444,619
Shares issued to shareholders in payment of distributions declared	534,084	1,830,638
Shares redeemed	(424,698,357)	(1,322,579,445)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(76,058,633)	(14,304,188)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated Funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $39,193 and $30,763, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $22,744, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N757

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8110112 (3/04)

Federated Investors
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended December 31,
	1/31/2004	2003	2002	7/31/2001 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0003	0.004	0.014	0.024	0.053	0.042	0.045
Net realized and unrealized gain (loss) on investments	(0.0000)[3]	0.000 [4]	0.000 [4]	0.000 [4]	(0.000)[4]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.0003	0.004	0.014	0.024	0.053	0.042	0.045

Less Distributions:
Distributions from net investment income	(0.0003)	(0.004)	(0.014)	(0.024)	(0.053)	(0.042)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[5]	0.03%	0.44%	1.42%	2.45%	5.46%	4.23%	4.64%

Ratios to Average Net Assets:

Expenses	1.12%[6]	1.22%	1.20%	1.12%[6]	1.14%	1.12%	1.11%

Net investment income	0.05%[6]	0.45%	1.42%	4.20%[6]	5.33%	4.15%	4.54%

Expense waiver/reimbursement[7]	0.35%[6]	0.10%	0.10%	0.13%[6]	0.13%	0.20%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$53,746	$57,210	$68,035	$76,752	$83,228	$76,850	$83,459

1 The Fund has changed its fiscal year from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

3 Represents less than $0.0001.

4 Represents less than $0.001.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITY--1.1%
		Finance - Automotive--1.1%
$600,666		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.168%, 6/15/2004	$600,666

		BANKERS ACCEPTANCE--2.5%
		Banking--2.5%
1,351,350		Huntington National Bank, Columbus, OH, 1.200%, 2/20/2004 - 4/26/2004	1,348,734

		CERTIFICATES OF DEPOSIT--6.0%
		Banking--6.0%
700,000		Bayerische Hypotheken-und Vereinsbank AG, 1.110% - 1.120%, 2/23/2004 - 3/8/2004	700,000
1,000,000		Credit Agricole Indosuez, 1.240%, 8/4/2004	999,949
500,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	500,000
1,000,000		Washington Mutual Bank, 1.110%, 3/9/2004	1,000,000

		TOTAL CERTIFICATES OF DEPOSIT	3,199,949

		COLLATERALIZED LOAN AGREEMENTS--7.4%
		Banking--7.4%
2,000,000		Greenwich Capital Markets, Inc., 1.187%, 2/2/2004	2,000,000
2,000,000		HSBC Securities, Inc., 1.212%, 2/2/2004	2,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,000,000

		COMMERCIAL PAPER--37.5%[1]
		Banking--12.9%
1,900,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.070%, 4/15/2004	1,895,821
1,235,000		Benedictine Living Communities, Inc., (Harris Trust & Savings Bank, Chicago LOC), 1.180%, 3/5/2004	1,233,664
1,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.100%, 2/4/2004	999,908
1,000,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.120%, 7/22/2004	994,649
500,000		DePfa Bank PLC, 1.145%, 6/14/2004	497,869
1,300,000		Fountain Square Commercial Funding Corp., 1.090%, 3/15/2004	1,298,307

		TOTAL	6,920,218

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Automotive--6.5%
$500,000		DaimlerChrysler North America Holding Corp., 1.280%, 4/12/2004	$498,738
2,500,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.050% - 1.170%, 4/15/2004 - 6/4/2004	2,493,668
500,000		New Center Asset Trust, (Series A1/P1), 1.120%, 3/12/2004	499,378

		TOTAL	3,491,784

		Finance - Commercial--1.9%
1,000,000		CIT Group, Inc., 1.050%, 4/14/2004	997,871

		Finance - Retail--9.7%
1,000,000		Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 1.070%, 3/25/2004	998,425
535,000		Jupiter Securitization Corp., 1.140%, 6/18/2004	532,662
1,000,000		Paradigm Funding LLC, 1.050%, 3/5/2004	999,038
2,700,000		Sheffield Receivables Corp., 1.150%, 6/15/2004	2,688,356

		TOTAL	5,218,481

		Finance - Securities--1.9%
1,000,000		Georgetown Funding Co. LLC, 1.060%, 2/26/2004	999,264

		Food & Beverage--2.8%
500,000		General Mills, Inc., 1.100%, 2/18/2004	499,740
1,000,000		Sara Lee Corp., 1.050%, 2/23/2004	999,358

		TOTAL	1,499,098

		Machinery, Equipment, Auto--0.9%
500,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.220%, 2/2/2004	499,983

		Retail--0.9%
500,000		Safeway, Inc., 1.111%, 2/25/2004	499,630

		TOTAL COMMERCIAL PAPER	20,126,329

		CORPORATE NOTES--2.8%
		Brokerage--1.9%
1,000,000		Lehman Brothers Holdings, Inc., 1.212%, 2/2/2004	1,000,000

		Finance - Securities--0.9%
500,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.310%, 4/7/2004	500,000

		TOTAL CORPORATE NOTES	1,500,000

Principal Amount			Value
		GOVERNMENT AGENCIES--8.8%
		Government Agencies--8.8%
$750,000		Federal Home Loan Bank System, 1.320%, 8/18/2004	$750,000
2,500,000		Federal Home Loan Mortgage Corp., 1.145% - 1.405%, 11/15/2004 - 9/9/2005	2,500,000
1,500,000		Federal National Mortgage Association, 1.120% - 1.450%, 2/4/2004 - 9/14/2004	1,499,953

		TOTAL GOVERNMENT AGENCIES	4,749,953

		LOAN PARTICIPATION--1.9%
		Finance -- Automotive--0.9%
500,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.670%, 2/2/2004	499,977

		Finance - Commercial--1.0%
500,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.120%, 5/19/2004	500,000

		TOTAL LOAN PARTICIPATION	999,977

		NOTES - VARIABLE--27.1%[2]
		Banking--9.0%
500,000		HBOS Treasury Services PLC, 1.190%, 2/20/2004	500,000
500,000		Huntington National Bank, Columbus, OH, 1.290%, 4/15/2004	500,162
1,000,000	[3]	MONET Trust (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.240%, 3/29/2004	1,000,000
2,440,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 2/3/2004	2,440,000
400,000		Wells Fargo & Co., 1.120%, 3/2/2004	400,000

		TOTAL	4,840,162

		Brokerage--4.6%
2,500,000		Merrill Lynch & Co., Inc., 1.235% - 1.350%, 2/2/2004 - 2/11/2004	2,500,399

		Finance - Commercial--5.6%
1,000,000		Compass Securitization LLC, 1.070%, 2/5/2004	999,982
2,000,000		General Electric Capital Corp., 1.190%, 2/9/2004	2,000,000

		TOTAL	2,999,982

		Finance - Retail--2.3%
1,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 1.656%, 2/15/2004	1,000,000
250,000		Holmes Financing (No. 7) PLC (Series A1), 1.060%, 2/16/2004	250,000

		TOTAL	1,250,000

		Finance - Securities--5.6%
3,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.060%, 2/17/2004	2,999,905

		TOTAL NOTES - VARIABLE	14,590,448

Principal Amount			Value
		REPURCHASE AGREEMENT--4.8%
$2,576,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $2,576,225 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	$2,576,000

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[4]	53,692,056

		OTHER ASSETS AND LIABILITIES -- NET--0.1%	53,842

		TOTAL NET ASSETS--100%	$53,745,898

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2004, this security amounted to $1,000,000 which represents 1.9% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronym is used throughout this portfolio:

LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$53,692,056
Cash		3,480
Income receivable		48,074
Receivable for shares sold		553,575
Prepaid expenses		11,485

TOTAL ASSETS		54,308,670

Liabilities:
Payable for investments purchased	$500,000
Payable for shares redeemed	7,216
Income distribution payable	79
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	47,634
Payable for Directors'/Trustees' fees	83
Payable for portfolio accounting fees (Note 5)	4,243
Payable for shareholder services fees (Note 5)	3,517

TOTAL LIABILITIES		562,772

Net assets for 53,830,865 shares outstanding		$53,745,898

Net Assets Consist of:
Paid in capital		$53,830,591
Accumulated net realized loss on investments		(84,976)
Undistributed net investment income		283

TOTAL NET ASSETS		$53,745,898

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$53,745,898 ÷ 53,830,865 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$330,379

Expenses:
Investment adviser fee (Note 5)		$140,767
Administrative personnel and services fee (Note 5)		69,144
Custodian fees		4,497
Transfer and dividend disbursing agent fees and expenses (Note 5)		73,680
Directors'/Trustees' fees		346
Auditing fees		7,360
Legal fees		2,400
Portfolio accounting fees (Note 5)		21,799
Shareholder services fee (Note 5)		70,383
Share registration costs		10,277
Printing and postage		11,586
Insurance premiums		797
Miscellaneous		259

TOTAL EXPENSES		413,295

Waivers (Note 5):
Waiver of investment adviser fee	$(39,776)
Waiver of administrative personnel and services fee	(6,148)
Waiver of shareholder services fee	(51,319)

TOTAL WAIVERS		(97,243)

Net expenses			316,052

Net investment income			14,327

Net realized loss on investments			(239)

Change in net assets resulting from operations			$14,088

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,327	$287,717
Net realized gain (loss) on investments	(239)	40

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,088	287,757

Distributions to Shareholders:
Distributions from net investment income	(13,924)	(288,111)

Share Transactions:
Proceeds from sale of shares	20,631,348	60,887,163
Net asset value of shares issued to shareholders in payment of distributions declared	13,242	274,119
Cost of shares redeemed	(24,108,499)	(71,986,351)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,463,909)	(10,825,069)

Change in net assets	(3,463,745)	(10,825,423)

Net Assets:
Beginning of period	57,209,643	68,035,066

End of period (including undistributed (distributions in excess of) net investment income of $283 and $(120), respectively)	$53,745,898	$57,209,643

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full fractional shares of beneficial interest (without par value). At January 31, 2004 capital paid in aggregated $53,830,591.

Transactions in capital stock were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	20,631,348	60,887,163
Shares issued to shareholders in payment of distributions declared	13,242	274,119
Shares redeemed	(24,108,499)	(71,986,351)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,463,909)	(10,825,069)

4. FEDERAL TAX INFORMATION

At July 31, 2003, the Fund had a capital loss carryforward of $84,737, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million; and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid to FAS and FServ were $31,549 and $31,447, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $18,243, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N211

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8080103 (3/04)

[Logo of Federated Investors]

Money Market Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2004	Year Ended July 31,
		2003	2002	2001	2000 [1]	1999

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.011	0.021	0.054	0.055	0.048
Net realized and unrealized gain (loss) on investments	0.000 [2]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.011	0.021	0.054	0.055	0.048

Less Distributions:
Distributions from net investment income	(0.004)	(0.011)	(0.021)	(0.054)	(0.055)	(0.048)
Distributions from net realized gain on investments	(0.000)[2]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.004)	(0.011)	(0.021)	(0.054)	(0.055)	(0.048)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.36%	1.11%	2.14%	5.55%	5.61%	4.88%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	0.71%[4]	1.14%	2.16%	5.43%	5.45%	4.81%

Supplemental Data:

Net assets, end of period (000 omitted)	$98,988	$180,027	$321,150	$316,925	$303,476	$380,400

1 Beginning with the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 2004 (UNAUDITED)

Principal Amount		Value
	ASSET-BACKED SECURITIES--1.3%
	Finance - Automotive--1.3%
$542,612	Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$542,612
766,597	WFS Financial 2003-4 Owner Trust, Class A1, 1.140%, 11/22/2004	766,597

	TOTAL ASSET-BACKED SECURITIES	1,309,209

	BANKERS ACCEPTANCE--0.3%
	Banking--0.3%
321,882	Huntington National Bank, Columbus, OH, 1.200%, 3/15/2004	321,421

	CERTIFICATES OF DEPOSIT--15.3%
	Banking--15.3%
7,100,000	Huntington National Bank, Columbus, OH, 1.150% - 1.160%, 2/17/2004 - 4/5/2004	7,100,000
5,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.150%, 4/16/2004 - 10/18/2004	5,000,000
3,000,000	Regions Bank, Alabama, 1.160% - 1.230%, 7/29/2004 - 10/15/2004	3,000,000

	TOTAL CERTIFICATES OF DEPOSIT	15,100,000

	COMMERCIAL PAPER--22.0%[1]
	Banking--8.6%
1,500,000	Citicorp, 1.050%, 4/19/2004	1,496,588
5,000,000	Fountain Square Commercial Funding Corp., 1.090%, 3/15/2004	4,993,490
2,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.050%, 3/24/2004	1,996,967

	TOTAL	8,487,045

	Finance - Automotive--11.4%
5,300,000	FCAR Auto Loan Trust, A1+/P1 Series II, 1.050% - 1.060%, 3/8/2004 - 4/19/2004	5,291,588
6,000,000	New Center Asset Trust, A1/P1 Series I, 1.100%, 2/12/2004	5,997,983

	TOTAL	11,289,571

	Finance - Retail--2.0%
2,000,000	PREFCO-Preferred Receivables Funding Co., 1.110%, 4/12/2004	1,995,622

	TOTAL COMMERCIAL PAPER	21,772,238

	CORPORATE BONDS--5.0%
	Banking--5.0%
4,330,000	Bank of America Corp., 6.625%, 6/15/2004	4,417,101
500,000	Citigroup, Inc., 5.700%, 2/6/2004	500,290

	TOTAL CORPORATE BONDS	4,917,391

	CORPORATE NOTE--2.0%
	Brokerage--2.0%
$2,000,000	Goldman Sachs Group, Inc., 1.212%, 2/2/2004	$2,000,000

	GOVERNMENT AGENCIES--11.6%
	Government Agencies--11.6%
1,000,000	Federal Home Loan Bank System, 1.320%, 8/18/2004	1,000,000
3,000,000	Federal Home Loan Mortgage Corp., 1.405% - 5.250%, 2/15/2004 - 11/15/2004	3,002,912
7,500,000	Federal National Mortgage Association, 1.120% - 3.625%, 2/4/2004 - 9/24/2004	7,504,631

	TOTAL GOVERNMENT AGENCIES	11,507,543

	NOTES - VARIABLE--37.5%[2]
	Banking--12.0%
905,000	Active Living of Glenview LLC (Series 1998), (U.S. Bank N.A., Cincinnatti LOC), 1.190%, 2/4/2004	905,000
2,000,000	Bank of New York Co., Inc., 1.090%, 2/27/2004	2,000,000
1,000,000	Barker Property Management LLC (Series 1998), (Wachovia Bank N.A. LOC), 1.150%, 2/4/2004	1,000,000
2,600,000	Taxable Floating Rate Notes (Series 2002 - H1), Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 2/4/2004	2,600,000
4,900,000	Wells Fargo & Co., 1.120% - 1.170%, 2/17/2004 - 3/2/2004	4,900,000
480,000	Wildcat Management Co., Inc. (Series 1999), (U.S. Bank N.A., Cincinnatti LOC), 1.150%, 2/5/2004	480,000

	TOTAL	11,885,000

	Brokerage--4.3%
4,200,000	Merrill Lynch & Co., Inc., 1.350%, 2/2/2004	4,200,837

	Finance - Commercial--4.0%
4,000,000	General Electric Capital Corp., 1.190%, 2/9/2004	4,000,000

	Finance - Retail--3.0%
3,000,000	American General Finance Corp., 1.340%, 2/6/2004	3,003,186

	Insurance--14.2%
4,000,000	Allstate Life Insurance Co., 1.240% - 1.299%, 3/1/2004	4,000,000
5,000,000	MBIA Global Funding LLC, (Insured by MBIA Insurance Corp.), 1.090%, 2/5/2004	5,000,000
5,000,000	New York Life Insurance Co., 1.270%, 2/27/2004	5,000,000

	TOTAL	14,000,000

	TOTAL NOTES - VARIABLE	37,089,023

	REPURCHASE AGREEMENT--4.8%
$4,784,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $4,784,419 on 2/2/2004, collateralized by U.S. Government Agencies Obligations with various maturities to 12/1/2033	$4,784,000

	TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)3	98,800,825

	OTHER ASSETS AND LIABILITIES -- NET--0.2%	186,699

	TOTAL NET ASSETS--100%	$98,987,524

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$98,800,825
Income receivable		256,225
Receivable for shares sold		179,732
Prepaid expenses		37

TOTAL ASSETS		99,236,819

Liabilities:
Payable for shares redeemed	$193,634
Income distribution payable	35,961
Payable to bank	93
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	6,724
Payable for Directors'/Trustees' fees	244
Payable for portfolio accounting fees (Note 4)	8,063
Payable for shareholder services fees (Note 4)	4,576

TOTAL LIABILITIES		249,295

Net assets for 98,974,201 shares outstanding		$98,987,524

Net Assets Consist of:
Paid in capital		$98,974,201
Undistributed net investment income		13,323

TOTAL NET ASSETS		$98,987,524

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$98,987,524 ÷ 98,974,201 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$810,491

Expenses:
Investment adviser fee (Note 4)		$277,373
Administrative personnel and services fee (Note 4)		67,255
Custodian fees		9,805
Transfer and dividend disbursing agent fees and expenses (Note 4)		64,866
Directors'/Trustees' fees		957
Auditing fees		6,393
Legal fees		2,637
Portfolio accounting fees (Note 4)		23,258
Shareholder services fee (Note 4)		173,358
Share registration costs		9,521
Printing and postage		6,365
Insurance premiums		903
Miscellaneous		444

TOTAL EXPENSES		643,135

Waivers (Note 4):
Waiver of investment adviser fee	$(173,296)
Waiver of administrative personnel and services fee	(5,984)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,973)
Waiver of shareholder services fee	(138,686)

TOTAL WAIVERS		(321,939)

Net expenses			321,196

Net investment income			489,295

Net realized gain on investments			17,350

Change in net assets resulting from operations			$506,645

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$489,295	$2,936,278
Net realized gain on investments	17,350	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	506,645	2,936,278

Distributions to Shareholders:
Distributions from net investment income	(478,038)	(2,934,212)
Distributions from net realized gain on investments	(17,350)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(495,388)	(2,934,212)

Share Transactions:
Proceeds from sale of shares	288,986,416	819,649,174
Net asset value of shares issued to shareholders in payment of distributions declared	134,988	462,931
Cost of shares redeemed	(370,171,923)	(961,237,027)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(81,050,519)	(141,124,922)

Change in net assets	(81,039,262)	(141,122,856)

Net Assets:
Beginning of period	180,026,786	321,149,642

End of period (including undistributed net investment income of $13,323 and $2,066, respectively)	$98,987,524	$180,026,786

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004, capital paid-in aggregated $98,974,201.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	288,986,416	819,649,174
Shares issued to shareholders in payment of distributions declared	134,988	462,931
Shares redeemed	(370,171,923)	(961,237,027)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(81,050,519)	(141,124,922)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid to FAS and FServ were $31,721 and $29,550, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $20,045, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: Shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

[Logo of Federated Investors]

Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N229

8030103 (3/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

[Logo of Federated Investors]

Trust for Government
Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2004	Year Ended July 31,			Period Ended 7/31/2000[1]	Year Ended November 30,
		2003	2002	2001		1999[2]	1998

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.010	0.020	0.052	0.037	0.046	0.050
Net realized and unrealized gain (loss) on investments	--	--	0.000 [3]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.010	0.020	0.052	0.037	0.046	0.050

Less Distributions:
Distributions from net investment income	(0.003)	(0.010)	(0.020)	(0.052)	(0.037)	(0.046)	(0.050)
Distributions from net realized gain on investments	--	--	(0.000)[3]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.003)	(0.010)	(0.020)	(0.052)	(0.037)	(0.046)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.30%	1.00%	1.97%	5.38%	3.80%	4.73%	5.16%

Ratios to Average Net Assets:

Expenses	0.46%[5]	0.46%	0.46%	0.46%	0.46%[5]	0.46%	0.46%

Net investment income	0.60%[5]	1.00%	1.94%	5.33%	5.59%[5]	4.61%	5.06%

Expense waiver/reimbursement[6]	0.37%[5]	0.34%	0.33%	0.32%	0.31%[5]	0.31%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$146,118	$198,983	$214,479	$276,936	$384,299	$449,476	$535,007

1 The Fund has changed its fiscal year end from November 30 to July 31.

2 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Represents less than $0.001.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value

		GOVERNMENT AGENCIES--100.2%
$30,000,000	[1]	Federal Farm Credit System Discount Notes, 0.910% - 1.020%, 2/6/2004 - 3/22/2004	$29,983,972
19,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.970% - 1.100%, 2/2/2004 - 4/6/2004	18,997,166
1,000,000		Federal Farm Credit System Notes, 6.220%, 10/12/2004	1,033,057
37,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.978% - 1.135%, 2/4/2004 - 7/23/2004	36,951,738
19,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.010% - 1.100%, 2/11/2004 - 4/19/2004	18,996,540
14,110,000		Federal Home Loan Bank System Notes, 1.250% - 5.500%, 2/24/2004 - 12/15/2004	14,220,311
5,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 0.957% - 0.987%, 2/3/2004	4,999,831
7,000,000	[2]	Student Loan Marketing Association Floating Rate Master Notes, 0.957%, 2/3/2004	7,000,000
4,150,000		Student Loan Marketing Association Notes, 3.375% - 5.000%, 6/30/2004 - 7/15/2004	4,197,088
10,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.900% - 0.910%, 2/26/2004 - 3/4/2004	9,992,831

		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST)[3]	$146,372,534

		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(254,365)

		TOTAL NET ASSETS--100%	$146,118,169

1 These issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$146,372,534
Income receivable		205,559
Receivable for shares sold		280,675
Prepaid expenses		9,235

TOTAL ASSETS		146,868,003

Liabilities:
Income distribution payable	$72,778
Payable to bank	655,794
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	8,386
Payable for Directors'/Trustees' fees	189
Payable for portfolio accounting fees (Note 4)	6,419
Payable for shareholder services fee (Note 4)	6,268

TOTAL LIABILITIES		749,834

Net assets for 146,118,775 shares outstanding		$146,118,169

Net Assets Consist of:
Paid in capital		$146,118,775
Distributions in excess of net investment income		(606)

TOTAL NET ASSETS		$146,118,169

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$146,118,169 ÷ 146,118,775 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$858,591

Expenses:
Investment adviser fee (Note 4)		$322,819
Administrative personnel and services fee (Note 4)		69,981
Custodian fees		5,052
Transfer and dividend disbursing agent fees and expenses (Note 4)		19,785
Directors'/Trustees' fees		791
Auditing fees		6,430
Legal fees		2,672
Portfolio accounting fees (Note 4)		23,161
Shareholder services fee (Note 4)		201,762
Share registration costs		10,567
Printing and postage		5,120
Insurance premiums		865
Miscellaneous		7,280

TOTAL EXPENSES		676,285

Waivers (Note 4):
Waiver of investment adviser fee	$(128,324)
Waiver of administrative personnel and services fee	(5,907)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,449)
Waiver of shareholder services fee	(161,409)

TOTAL WAIVERS		(301,089)

Net expenses			375,196

Net investment income			$483,395

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$483,395	$2,112,608

Distributions to Shareholders:
Distributions from net investment income	(484,684)	(2,111,925)

Share Transactions:
Proceeds from sale of shares	199,725,091	481,455,543
Net asset value of shares issued to shareholders in payment of distributions declared	19,244	60,809
Cost of shares redeemed	(252,607,835)	(497,013,443)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,863,500)	(15,497,091)

Change in net assets	(52,864,789)	(15,496,408)

Net Assets:
Beginning of period	198,982,958	214,479,366

End of period (including undistributed (distributions in excess of) net investment income of $(606) and $683, respectively)	$146,118,169	$198,982,958

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004 capital paid-in aggregated $146,118,775.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	199,725,091	481,455,543
Shares issued to shareholders in payment of distributions declared	19,244	60,809
Shares redeemed	(252,607,835)	(497,013,443)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(52,863,500)	(15,497,091)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $31,799 and $32,275, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,847, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding". Shareholders who have granted written consent, or have been. deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: Shareholders who purchased Shares through an intermediary should contact their representative; other Shareholders may call the Fund at 1-800-341-7400.

[Logo of Federated Investors]

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N773

0062905 (3/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,			Period Ended	Year Ended November 30,
	1/31/2004	2003	2002	2001	7/31/2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.010	0.020	0.052	0.037	0.046	0.051
Less Distributions:
Distributions from net investment income	(0.003)	(0.010)	(0.020)	(0.052)	(0.037)	(0.046)	(0.051)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.33%	1.05%	2.02%	5.37%	3.81%	4.75%	5.20%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%	0.45%	0.45%	0.45%[3]	0.45%	0.45%

Net investment income	0.65%[3]	1.07%	2.05%	5.18%	5.58%[3]	4.65%	5.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$201,395	$256,005	$343,853	$525,818	$483,384	$583,103	$597,685

1 The Fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--43.7%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.995% - 1.020%, 2/2/2004 - 2/9/2004	$3,999,834
1,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.139%, 5/26/2004	996,361
8,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.010% - 1.110%, 2/11/2004 - 4/7/2004	8,498,282
5,990,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 4/15/2004 - 2/28/2005	6,006,673
6,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 1.140%, 4/1/2004 - 5/5/2004	5,986,872
7,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.125% - 1.145%, 2/7/2004 - 3/9/2004	7,000,000
4,500,000		Federal Home Loan Mortgage Corp. Notes, 1.350% - 5.250%, 2/15/2004 - 2/15/2005	4,541,222
8,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.060% - 1.150%, 3/18/2004 - 5/12/2004	7,983,994
29,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.00% - 1.081%, 2/11/2004 - 4/28/2004	29,493,665
13,400,000		Federal National Mortgage Association Notes, 1.080% - 6.500%, 2/13/2004 - 2/15/2005	13,447,789

		TOTAL GOVERNMENT AGENCIES	87,954,692

		REPURCHASE AGREEMENTS--56.7%
8,000,000		Interest in $300,000,000 joint repurchase agreement with Banc One Capital Markets, 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	8,000,000
8,000,000		Interest in $1,700,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	8,000,000
6,271,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $6,271,517 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2032	6,271,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$8,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	$8,000,000
8,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	8,000,000
2,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/21/2004, to be repurchased at $2,002,117 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	2,000,000
4,000,000	[3]	Interest in $230,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/28/2004, to be repurchased at $4,003,433 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	4,000,000
2,000,000	[3]	Interest in $150,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 1/8/2004, to be repurchased at $2,003,500 on 3/8/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	2,000,000
8,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042	8,000,000
8,000,000		Interest in $400,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2004	8,000,000
3,000,000	[3]	Interest in $200,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.010%, dated 1/14/2004, to be repurchased at $3,002,273 on 2/11/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	3,000,000
8,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	8,000,000
4,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $4,011,440 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/16/2033	4,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$29,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $29,002,538 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2033	$29,000,000
8,000,000		Interest in $300,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 1.050%, dated 1/30/2004, to be repurchased at $8,000,700 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042	8,000,000

		TOTAL REPURCHASE AGREEMENTS	114,271,000

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[4]	202,225,692

		OTHER ASSETS AND LIABILITIES -- NET--(0.4)%	(830,563)

		TOTAL NET ASSETS--100%	$201,395,129

1 Denotes variable rate securities which show current rate and next demand date.

2 Rates noted reflect the effective yield.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$114,271,000
Investments in securities	87,954,692

Total investments in securities, at amortized cost and value		$202,225,692
Cash		3,377
Income receivable		275,301
Receivable for shares sold		4,107
Prepaid expense		11,233

TOTAL ASSETS		202,519,710

Liabilities:
Payable for investments purchased	1,000,000
Income distribution payable	100,263
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	7,115
Payable for portfolio accounting fees (Note 4)	8,387
Payable for shareholder services fee (Note 4)	8,249
Payable for Directors'/Trustees' fee	567

TOTAL LIABILITIES		1,124,581

Net assets for 201,395,865 shares outstanding		$201,395,129

Net Assets Consist of:
Paid-in capital		$201,395,865
Distributions in excess of net investment income		(736)

TOTAL NET ASSETS		$201,395,129

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$201,395,129 ÷ 201,395,865 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$1,209,857

Expenses:
Investment adviser fee (Note 4)		$438,741
Administrative personnel and services fee (Note 4)		84,786
Custodian fees		14,349
Transfer and dividend disbursing agent fees and expenses (Note 4)		21,017
Directors'/Trustees' fees		954
Auditing fees		6,389
Legal fees		2,571
Portfolio accounting fees (Note 4)		29,404
Shareholder services fee (Note 4)		274,213
Share registration costs		8,333
Printing and postage		4,997
Insurance premiums		905
Miscellaneous		640

TOTAL EXPENSES		887,299

Waivers (Note 4):
Waiver of investment adviser fee	$(157,575)
Waiver of administrative personnel and services fee	(1,812)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,624)
Waiver of shareholder services fee	(219,371)

TOTAL WAIVERS		(385,382)

Net expenses			501,917

Net investment income			$707,940

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$707,940	$3,453,706

Distributions to Shareholders:
Distributions from net investment income	(709,768)	(3,452,614)

Share Transactions:
Proceeds from sale of shares	288,752,833	950,619,803
Net asset value of shares issued to shareholders in payment of distributions declared	38,040	242,545
Cost of shares redeemed	(343,399,172)	(1,038,711,497)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,608,299)	(87,849,149)

Change in net assets	(54,610,127)	(87,848,057)

Net Assets:
Beginning of period	256,005,256	343,853,313

End of period (including distribution in excess of net investment income and undistributed net investment income of $(736) and $1,092, respectively)	$201,395,129	$256,005,256

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust For Short-Term U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004, capital paid-in aggregated $201,395,865.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	288,752,833	950,619,803
Shares issued to shareholders in payment of distributions declared	38,040	242,545
Shares redeemed	(343,399,172)	(1,038,711,497)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(54,608,299)	(87,849,149)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $39,138 and $43,836, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $25,054, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N781

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8063001 (3/04)

[Logo of Federated Investors]

Trust For
U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2004	Year Ended July 31,				Period Ended 7/31/1999	Year Ended 9/30/1998
		2003	2002	2001	2000	[1,2]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.009	0.018	0.051	0.052	0.037	0.052
Net realized and unrealized gain (loss) on investments	--	0.001	0.001	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.010	0.019	0.051	0.052	0.037	0.052

Less Distributions:
Distributions from net investment income	(0.003)	(0.009)	(0.018)	(0.051)	(0.052)	(0.037)	(0.052)
Distributions from net realized gain on investments	--	(0.001)	(0.001)	--	--	--	--

TOTAL DISTRIBUTIONS	(0.003)	(0.010)	(0.019)	(0.051)	(0.052)	(0.037)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.30%	1.02%	1.95%	5.22%	5.32%	3.76%	5.28%

Ratios to Average Net Assets:

Expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%[4]	0.45%

Net investment income	0.59%[4]	0.97%	1.85%	5.12%	5.14%	4.45%[4]	5.17%

Supplemental Data:

Net assets, end of period (000 omitted)	$674,132	$863,363	$845,889	$898,472	$951,849	$1,465,381	$2,358,709

1 Beginning with the period ended July 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 The Fund changed its fiscal year-end from September 30 to July 31.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--25.9%
$ 7,000,000	[1]	United States Treasury Bills, 1.020%, 7/8/2004	$6,968,663
167,000,000		United States Treasury Notes, 1.625% - 7.250%, 2/15/2004 - 1/31/2005	167,984,975
		TOTAL U.S. TREASURY OBLIGATIONS	174,953,638
		REPURCHASE AGREEMENTS--73.9%
31,000,000		Interest in $600,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 0.990%, dated 1/30/2004, to be repurchased at $31,002,558 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2011	31,000,000
31,000,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 0.990%, dated 1/30/2004, to be repurchased at $31,002,558 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	31,000,000
31,000,000		Interest in $650,000,000 joint repurchase agreement with Banc of America Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $31,002,558 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	31,000,000
99,003,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $99,011,168 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	99,003,000
31,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $31,002,558 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013	31,000,000
23,000,000	[2]	Interest in $480,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/16/2004, to be repurchased at $23,047,438 on 3/31/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	23,000,000
50,000,000		Interest in $1,100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.990%, dated 1/30/2004, to be repurchased at $50,004,125 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	50,000,000
31,000,000		Interest in $600,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.980%, dated 1/30/2004, to be repurchased at $31,002,532 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022	31,000,000
31,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 0.990%, dated 1/30/2004, to be repurchased at $31,002,558 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	31,000,000
31,000,000		Interest in $650,000,000 joint repurchase agreement with Societe Generale, London, 0.980%, dated 1/30/2004, to be repurchased at $31,002,532 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	31,000,000
45,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 1/30/2004, to be repurchased at $45,003,173 on 2/2/2004, collateralized by a U.S. Treasury Obligation maturing on 11/15/2008	45,000,000
33,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 12/18/2003, to be repurchased at $33,054,450 on 2/17/2004, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2009	33,000,000
31,000,000		Interest in $600,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 0.980%, dated 1/30/2004, to be repurchased at $31,002,532 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2017	31,000,000

		TOTAL REPURCHASE AGREEMENTS	498,003,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	672,956,638

		OTHER ASSETS AND LIABILITIES--NET--0.2%	1,175,497

		TOTAL NET ASSETS--100%	$674,132,135

1 The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$498,003,000
Investments in securities	174,953,638

Total investments in securities, at amortized cost and value		$672,956,638
Cash		2,304
Income receivable		1,995,511
Receivable for investments sold		7,545,459
Receivable for shares sold		671

TOTAL ASSETS		682,500,583

Liabilities:
Payable for investments purchased	7,999,639
Payable for shares redeemed	48,297
Income distribution payable	259,889
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	14,175
Payable for Directors'/Trustees' fee	261
Payable for portfolio accounting fees (Note 4)	9,756
Payable for shareholder services fee (Note 4)	29,441
Accrued expenses	6,990

TOTAL LIABILITIES		8,368,448

Net assets for 674,123,988 shares outstanding		$674,132,135

Net Assets Consist of:
Paid in capital		$674,123,988
Undistributed net investment income		8,147

TOTAL NET ASSETS		$674,132,135

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$674,132,135 ÷ 674,123,988 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest			$3,842,439

Expenses:
Investment adviser fee (Note 4)		$1,474,220
Administrative personnel and services fee (Note 4)		285,439
Custodian fees		28,165
Transfer and dividend disbursing agent fees and expenses (Note 4)		42,512
Directors'/Trustees' fees		2,870
Auditing fees		6,433
Legal fees		2,789
Portfolio accounting fees (Note 4)		53,835
Shareholder services fee (Note 4)		921,388
Share registration costs		8,388
Printing and postage		5,402
Insurance premiums		1,178
Miscellaneous		8,149

TOTAL EXPENSES		2,840,768

Waivers (Note 4):
Waiver of investment adviser fee	$(407,869)
Waiver of administrative personnel and services fee	(6,523)
Waiver of transfer and dividend disbursing agent fees and expenses	(22,381)
Waiver of shareholder services fee	(737,110)

TOTAL WAIVERS		(1,173,883)

Net expenses			1,666,885

Net investment income			$2,175,554

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,175,554	$8,115,252
Net realized gain on investments	--	403,909

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,175,554	8,519,161

Distributions to Shareholders:
Distributions from net investment income	(2,220,287)	(8,062,372)
Distributions from net realized gain on investments	--	(403,909)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,220,287)	(8,466,281)

Share Transactions:
Proceeds from sale of shares	1,430,466,337	3,303,411,444
Net asset value of shares issued to shareholders in payment of distributions declared	555,089	1,688,342
Cost of shares redeemed	(1,620,207,464)	(3,287,678,985)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(189,186,038)	17,420,801

Change in net assets	(189,230,771)	17,473,681

Net Assets:
Beginning of period	863,362,906	845,889,225

End of period (including undistributed net investment income of $8,147 and $52,880, respectively)	$674,132,135	$863,362,906

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2004, capital paid-in aggregated $674,123,988. Transactions in shares were as follows:

	Six Months Ended 1/31/2004	Year Ended 7/31/2003
Shares sold	1,430,466,337	3,303,411,444
Shares issued to shareholders in payment of distributions declared	555,089	1,688,342
Shares redeemed	(1,620,207,464)	(3,287,678,985)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(189,186,038)	17,420,801

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004, the fees paid to FAS and FServ were $140,859 and $138,057, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004 FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $45,409, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7000. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

[Logo of Federated Investors]

Trust For U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N799
8042508 (3/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        March 26, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        March 26, 2004